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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-08941
                                   ---------------------------------------------

                                       The Vantagepoint Funds
         -----------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             777 North Capitol Street, NE, Washington D.C.      20002-4240
         -----------------------------------------------------------------------
             (Address of principal executive offices)           (Zip code)

             Paul Gallagher, Secretary of the registrant
             777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
         -----------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 202-962-4600
                                                   -------------------

Date of fiscal year end:   12/31/03
                         ----------------------------

Date of reporting period:  01/01/03 - 06/30/03
                          ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               Form N-CSR(2 of 3)
                               ------------------

Item 1  (Report to Shareholders):  The semi-annual report is attached.

                             THE VANTAGEPOINT FUNDS

                                Semiannual Report

                                  June 30, 2003


                                   [GRAPHIC]


                        [The Vantagepoint(R) funds logo]

Table of Contents

Letter from Joan McCallen ...............................................   1
Letter from VANTAGEPOINT INVESTMENT ADVISERS, LLC .......................   2
Vantagepoint Fund Returns ...............................................   5
Vantagepoint Funds Investment Objectives ................................   7

Vantagepoint Funds
   Statements of Assets and Liabilities .................................  12
   Statements of Operations .............................................  16
   Statements of Changes in Net Assets ..................................  20
   Financial Highlights .................................................  31
   Notes to Financial Statements ........................................  55
   Schedules of Investments .............................................  69

Master Investment Portfolio
   Statements of Assets and Liabilities ................................. 120
   Statements of Operations ............................................. 121
   Statements of Changes in Net Assets .................................. 122
   Notes to the Financial Statements .................................... 124
   Schedule of Investments .............................................. 131

JOAN McCALLEN                                       777 North Capitol Street, NE
Acting President                                       Washington, DC 20002-4240

Dear Shareholders:

The prospects for improvement in the economy boosted the spirits of shareholders, and the Vantagepoint Funds participated in this optimism during the first half of the year. It was certainly a welcome relief for our investors.

Our long-term focus helps us maintain our perspective, maintaining a steady hand during difficult periods and allowing our funds to participate when the trends turn more favorable. We believe that our investors benefit from this investment approach.

While past performance is no guarantee of future results, we believe that the performance of our funds demonstrates the value of our multi-management strategy, which helped us to weather the difficult periods, while still being able to participate as the economy recovered.

With the economy providing mixed signals on its future path, we believe the multi-management approach, with its diversification of fund managers, provides a steadying influence that is appropriate for retirement plan investors.

Our team of investment professionals continues to closely monitor our funds to seek to maintain the correct balance among our diverse group of skilled subadvisers. This is the essence of the multi-management system that is central to the investment philosophy followed by our funds.

Most of you invest in our funds through retirement accounts supported and administered by the ICMA Retirement Corporation ("ICMA-RC"). ICMA-RC continues to find new ways to help meet your investment needs. ICMA-RC's e-Delivery system now provides online statements and confirmations for investors, speeding delivery and reducing the paper burden. ICMA-RC's new VantageView service allows participants to consolidate all of their investment accounts on a single Web page.

ICMA-RC has also continued to add content and tools to enhance its VantageLink Web site (www.icmarc.org), and the VantagePlanning service continues to expand to provide guidance for those who want help in building their investment program.

As always, ICMA-RC is dedicated to helping you meet your retirement goals, with a consistent investment philosophy and top-quality service.

Sincerely,

/s/ Joan McCallen

Joan McCallen

                        [The Vantagepoint(R) funds logo]

Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. ICMA-RC Services LLC, 777 North Capitol Street NE, Washington, DC 20002-4240. VantagePlanning fee based financial planning services are offered through the ICMA Retirement Corporation, a federally registered Investment Adviser.

                                                    777 North Capitol Street, NE
                                                       Washington, DC 20002-4240

LETTER FROM VANTAGEPOINT INVESTMENT ADVISERS, LLC

Dear Shareholders:

For the six-months ended June 30, 2003, the financial markets generated positive results across most asset classes. Investors who justifiably have come to dread reviewing their account statements were cheered by the improved stock market. The large-cap S&P 500 Index returned 11.8% and smaller stocks measured by the Wilshire 4500 Index returned 17.5%. International stocks participated in the rally as well, with the MSCI EAFE Index producing a total return of 9.8%, about half of which can be credited to a weakening dollar. The Lehman Aggregate Bond Index gained 3.9% as yields dropped sharply, before rebounding in mid-June.

Gains Occur in a Tumultuous First Half

The path to improved returns in the first half of 2003 was not smooth, however. Stocks moved lower in January and February as investors shied away from risk in a murky economic environment clouded by impending war and elevated terror alerts. The turning point came on March 11-12 when war became a certainty, eliminating some of the ambiguity that had previously limited risk-taking. Belief in a quick U.S. victory whetted investors' appetites for risk and stocks moved strongly off their lows.

The rally was fed further in May by the third-largest tax cut in history, which included cuts in both the capital gains and dividend tax rates. The dividend tax reduction was a particular boon to value stocks, which outperformed growth stocks for the six months ended June 30, 2003.

The tax cuts may have been a clear positive for investors, but the economic data released during the period sent mixed signals. The stock market, usually a leading indicator of economic growth, gave some reason for optimism, especially since small stocks led larger stocks, which is typical of recoveries. Gross domestic product grew, albeit slowly, but consumer spending, rather than business spending, was the sole source of growth. Job losses continued mounting more than 18 months after the official end of the recession.

Without clear-cut evidence of sustainable economic strength, interest rates fell during most of the first half of 2003. Wary investors piled into bonds early in the year, pushing yields to 40- and 50-year lows in what some called a bubble, before the stock market took off and interest rates abruptly began to rise in mid-June. The Federal Reserve lowered the overnight lending target rate on June 24--the 13th consecutive reduction--to 1.00%, below the inflation rate, with the goal of providing additional economic stimulus and insurance against deflation. It remains to be seen whether or not these low interest rates will bring about accelerated growth; in the meantime, they have pressured money market fund yields to new low levels that are barely positive.

Vantagepoint Funds Perform Well Despite Difficult Market

At Vantagepoint Investment Advisers, LLC, we continue to believe that, historically, diversification has been one of the keys to investment success over the long-term and also in a volatile market driven by sudden gyrations in sentiment. The Vantagepoint Funds' multi-management strategy is grounded in the philosophy that diversification among skilled money managers with complementary investment styles

                [Vantagepoint(R) Investment Advisers, LLC logo] can produce better results, balancing return and risk, than a single manager alone. The multi-manager strategy employed for our equity funds dampened some of the first-half year's volatility and enabled the Funds to perform well in both the risk-averse first quarter and the risk-embracing second quarter:

                       Vantagepoint Actively Managed Funds
                   * indicates that the Fund is multi-managed

  Money Market Fund                              0.4%
* Income Preservation Fund                       1.9%
  US Government Securities Fund                  2.5%
  Asset Allocation Fund                         11.3%
* Equity Income Fund                            12.7%
* Growth & Income Fund                          13.3%
* Growth Fund                                   11.2%
* Aggressive Opportunities Fund                 18.7%
* International Fund                             6.6%

                  Total return for six months ended 6/30/2003.

The Vantagepoint Model Portfolio Funds also performed well, reinforcing our belief in the benefits of a diversified approach to investing. Each of the Model Portfolio Funds earned a positive return consistent with its particular investment objective and level of risk:

                       Vantagepoint Model Portfolio Funds

Savings Oriented Fund                 4.5%
Conservative Growth Fund              6.5%
Traditional Growth Fund               8.6%
Long-term Growth Fund                11.0%
All-Equity Growth Fund               12.3%

                  Total return for six months ended 6/30/2003.

The Vantagepoint Index Funds continued to provide broad exposure to securities represented by their target indices at relatively low cost:

Vantagepoint Index Funds                        Class I      Class II
Core Bond Index Fund                             3.7%          3.9%
500 Stock Index Fund                            11.4%         11.5%
Broad Market Index Fund                         12.6%         12.7%
Mid/Small Company Index Fund                    16.7%         16.8%
Overseas Equity Index Fund                       9.3%          9.3%

                  Total return for six months ended 6/30/2003.

Uncertain Future Demands Thoughtful Investing

Where will the economy and financial markets go from here? Based on available data, the outlook is still unclear.

It is likely that the bull market in which bond investors flourished for the past two decades has ended. Since reaching 45-year lows on June 13, U.S. bond yields have risen sharply in reaction to increased government borrowing, a growing deficit and conviction that the Fed will tolerate rising inflation in order to stave off deflation. Since bond yields and bond prices move inversely, bond prices tumbled and investors have experienced negative total returns in recent weeks.

Higher interest rates may affect the pace of the economic recovery. While consumers have done a yeoman's job of keeping the economy growing through their spending, there are concerns that spending may slow as mortgage rates rise and other credit becomes more expensive and if property values plateau or credit is depleted. Further, the recovery thus far has been "jobless," a euphemistic term that glosses over the fact that existing jobs have continued to be eliminated since the recovery began. With the unemployment rate at a nine-year high and nearly one million jobs eliminated since the end of the recession in November 2001, new job creation is needed to confirm a return to sustainable broad-based economic growth.

While doubts exist about the consumer's stamina, business spending may have turned a corner. In the second quarter, year-over-year business spending was positive for the first time in more than two years. However, the return to government deficits has the potential to inhibit business spending growth, since it can both push interest rates higher and squeeze the private sector out of the credit markets, further delaying investment.

Inflation remains low but positive. Federal Reserve Chairman Alan Greenspan has signaled his determination to prevent deflation, a phenomenon that stymied economic recovery in Japan after its stock market and real estate bubbles burst in the early 1990s. While lower prices sound attractive on the surface, deflation creates a pervasive economic downdraft in which consumers defer purchases, anticipating lower prices to come. As a result, businesses slow production, idling capacity and eroding employment, which further crimps consumer spending. Continued positive inflation readings offer some comfort that we're not consigned to the same pattern.

Turning from the economy to the stock market, equity market valuations are high compared to long-run averages. As of June 30, the ratio of 2003 earnings to current price for S&P 500 Index companies was 23.0. That's not inconsistent with an average P/E ratio of 23.5 for S&P 500 companies since 1989, but about 50% higher than the long-run average P/E ratio of 15.5. Given the uncertainties that exist at the moment, should stocks command higher-than-average valuations? Near-term earnings growth appears to be factored into today's stock prices already. However, if the recovery accelerates and corporate revenues and earnings follow suit, today's valuations may be justified.

In short, the facts we know today don't point investors definitively in one direction. While the fundamentals are in place for a return to economic growth, market-hampering risks remain. What matters in this environment is investors' abilities to withstand and even profit from this volatile, unpredictable and rotational market. We believe that our multi-management strategy has historically produced competitive returns with lower volatility in a range of market environments, and is structured to continue to serve investors in The Vantagepoint Funds in these uncertain times.

Sincerely,

Vantagepoint Investment Advisers, LLC

The information herein was obtained from various sources; we do not guarantee its accuracy or completeness. Neither the information nor any opinion expressed constitutes an offer, or an invitation to make an offer, to buy or sell any securities. This information is intended for educational purposes only and is not to be construed or relied upon as investment advice. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person who may receive this information. Investors should seek financial advice regarding the appropriateness of investing in any securities or investment strategies discussed or recommended here and should understand that statements regarding future prospects may not be realized. Investors should note that income from securities, if any, may fluctuate and that each security's price or value may rise or fall. Accordingly, investors may receive back less than originally invested. Past performance is not necessarily a guide to future performance. Please consult the current Vantagepoint Funds prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. ICMA-RC Services LLC, 777 North Capitol Street NE, Washington, DC 20002-4240. 1-800-669-7400.

Vantagepoint Fund Returns*

                                   01/01/03 -     1 Year     3 Years      5 Years      10 Years          Since        Inception
                                    6/30/03                                                            Inception        Date
-------------------------------------------------------------------------------------------------------------------------------
Actively Managed Funds
-------------------------------------------------------------------------------------------------------------------------------

Money Market Fund(1)                   0.36%       0.96%       2.83%          --            --            3.54%          3/99

Income Preservation                    1.88%       4.04%         --           --            --            4.53%         12/00

US Government Securities Fund          2.46%       7.80%       8.86%        6.69%         6.08%             --           7/92

Asset Allocation Fund                 11.29%       2.69%      -4.86%        0.32%         8.41%             --          12/74

Equity Income Fund                    12.71%      -0.95%       5.36%        2.73%           --           11.49%          4/94

Growth & Income Fund                  13.26%       2.08%      -5.44%          --            --            7.26%         10/98

Growth Fund                           11.16%      -1.40%     -13.22%        0.30%         9.38%             --           4/83

Aggressive Opportunities Fund         18.66%      -1.85%     -18.32%       -1.76%           --            9.33%         10/94

International Fund                     6.62%      -8.86%     -14.39%       -3.87%           --            1.64%         10/94

-------------------------------------------------------------------------------------------------------------------------------
Index Funds
-------------------------------------------------------------------------------------------------------------------------------

Core Bond Index Fund I                 3.72%      10.12%       9.87%        6.92%           --            7.54%          6/97

Core Bond Index Fund II                3.90%      10.41%      10.08%          --            --            7.72%          4/99

500 Stock Index Fund I                11.38%      -0.21%     -11.61%       -2.06%           --            3.36%          6/97

500 Stock Index Fund II               11.50%       0.00%     -11.42%          --            --           -5.40%          4/99

Broad Market Index Fund I             12.63%       0.76%     -11.34%       -1.73%           --            9.60%         10/94

Broad Market Index Fund II            12.69%       0.91%     -11.15%          --            --           -4.27%          4/99

Mid/Small Company Index Fund I        16.69%       3.96%     -10.18%       -0.49%           --            3.51%          6/97

Mid/Small Company Index Fund II       16.77%       4.13%     -10.01%          --            --           -0.08%          4/99

Overseas Equity Index Fund I           9.28%      -7.21%     -13.98%       -4.71%           --           -2.25%          6/97

Overseas Equity Index Fund II          9.27%      -7.10%     -13.82%          --            --           -6.36%          4/99

Vantagepoint Fund Returns*

                                      01/01/03 -    1 Year      3 Years     5 Years   10 Years           Since         Inception
                                       6/30/03                                                         Inception         Date
-------------------------------------------------------------------------------------------------------------------------------
Model Portfolio Funds
-------------------------------------------------------------------------------------------------------------------------------

Savings Oriented
Model Portfolio Fund                      4.52%      3.53%        3.35%       4.38%      --               6.80%          2/95

Conservative Growth
Model Portfolio Fund                      6.50%      3.10%        0.52%       3.78%      --               6.48%          4/96

Traditional Growth
Model Portfolio Fund                      8.61%      1.83%       -2.98%       2.92%      --               6.63%          4/96

Long-Term Growth
Model Portfolio Fund                     10.98%      1.01%       -6.54%       2.42%      --               6.85%          4/96

All-Equity Growth
Model Portfolio Fund                     12.33%     -2.10%          --          --       --             -11.20%         10/00

The Vantagepoint Actively Managed Funds and Index Funds were registered in March 1999. The Model Portfolio Funds and the Income Preservation Fund were registered in December 2000. However, certain Vantagepoint Funds (those with inception dates prior to March 1999) are patterned on, have the same investment objectives, and are operated in substantially the same fashion, as funds that have been offered through the VantageTrust, an unregistered commingled fund which holds and invests the assets of public sector retirement plans. Substantially all of the portfolio securities of each Vantagepoint Fund were transferred from the corresponding fund of the VantageTrust. The underlying portfolio of each fund of the VantageTrust currently consists solely of the shares of the corresponding Vantagepoint Fund in which it invests.

The performance shown for periods longer than three years (Actively Managed and Index Funds) and one year (Model Portfolio and Income Preservation Funds) is the performance an investor would have received had the funds of the VantageTrust charged the same asset-based fees and expenses as the corresponding Vantagepoint Funds. Those fees and expenses are set forth in the current Vantagepoint Funds prospectus. The VantageTrust's index funds offered a single class of shares. Actual performance of the Vantagepoint Funds may vary from that illustrated. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends.

*    Please consult both the current prospectus and Making Sound Investment
     Decisions: A Retirement Investment Guide, carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

(1) Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Vantagepoint Funds Investment Objectives*

(Fund ticker symbols are included in parentheses after Fund names.)

Actively Managed Funds

------------------------------------------------------------------------------------------------------------------------------------
   Money Market Fund(1) (VAMXX)                          Year Founded: 1999                    Total Net Assets: $119 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:             Current income consistent with maintaining liquidity and a stable share price of $1.00

   Investment Adviser:               AIM Advisors, Inc. (AIM Short-Term Investment Co. Liquid Portfolio)

   Market Benchmark:                 30-Day T-Bill

------------------------------------------------------------------------------------------------------------------------------------
   Income Preservation Fund(2) (VPIPX)                   Year Founded: 2000                    Total Net Assets: $523 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:             Current income consistent with preserving principal and seeking to maintain a stable net asset value per share

   Investment Subadvisers:           Payden & Rygel Investment Counsel
                                     Pacific Investment Management Company, LLC (PIMCO)
                                     Wellington Management Company, LLP

   Market Benchmark:                 91-Day T-Bill

------------------------------------------------------------------------------------------------------------------------------------
   US Government Securities Fund (VPTSX)                 Year Founded: 1992                    Total Net Assets: $234 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:             Current income

   Investment Subadviser:            Seix Investment Advisors, Inc.

   Market Benchmark:                 Lehman Brothers Intermediate Government Bond Index

   Mutual Fund Benchmark:            Lipper Intermediate US Government Funds Index

------------------------------------------------------------------------------------------------------------------------------------
   Asset Allocation Fund (VPAAX)                         Year Founded: 1974                    Total Net Assets: $695 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:             Long-term capital growth at a lower level of risk than an all-equity portfolio

   Investment Subadviser:            Mellon Capital Management Corporation

   Market Benchmark:                 65% S&P 500 Index / 25% Lehman Long-Term Treasury Index /
                                     10% 91-Day T-Bill

   Mutual Fund Benchmark:            Lipper Flexible Portfolio Funds Index

(1) Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

(2) For IRA and VantageCare Retirement Health Savings Plan investors, a transaction fee of 2% may be applied to the value of amounts transferred from the Income Preservation Fund, but only during certain periods. Consult the current prospectus for additional information.

------------------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund (VPEIX)                      Year Founded: 1994                            Total Net Assets: $643 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:                  Long-term capital growth with consistency derived from dividend yield

   Investment Subadvisers:                Barrow, Hanley, Mewhinney, & Strauss, Inc.
                                          Southeastern Asset Management, Inc.
                                          T. Rowe Price Associates, Inc.

   Market Benchmark:                      S&P/BARRA Value Index

   Mutual Fund Benchmark:                 Lipper Equity Income Funds Index

------------------------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund (VPGIX)                     Year Founded: 1998                           Total Net Assets: $603 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:                  Long-term capital growth and current income

   Investment Subadvisers:                Capital Guardian Trust Company
                                          T. Rowe Price Associates, Inc.
                                          Wellington Management Company, LLP

   Market Benchmark:                      S&P 500 Index

   Mutual Fund Benchmark:                 Lipper Growth & Income Funds Index

------------------------------------------------------------------------------------------------------------------------------------
   Growth Fund (VPGRX)                              Year Founded: 1983                           Total Net Assets: $2,279 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:                  Long-term capital growth

   Investment Subadvisers:                Barclays Global Fund Advisors
                                          Brown Capital Management, Inc.
                                          Fidelity Management and Research Company
                                          Peregrine Capital Management, Inc.
                                          Tukman Capital Management, Inc.

   Market Benchmark:                      Wilshire 5000 Index

   Mutual Fund Benchmark:                 Lipper Growth Funds Index

------------------------------------------------------------------------------------------------------------------------------------
   Aggressive Opportunities Fund (VPAOX)            Year Founded: 1994                           Total Net Assets: $701 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:                  High long-term capital appreciation

   Investment Subadvisers:                Southeastern Asset Management, Inc.
                                          T. Rowe Price Associates, Inc.
                                          Wellington Management Company, LLP

   Market Benchmark:                      Wilshire 4500 Index

   Mutual Fund Benchmark:                 Lipper Capital Appreciation Funds Index

------------------------------------------------------------------------------------------------------------------------------------
   International Fund (VPINX)                       Year Founded: 1994                           Total Net Assets: $317 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:                  Long-term capital growth and diversification by country

   Investment Subadvisers:                Artisan Partners Limited Partnership
                                          Capital Guardian Trust Company

   Market Benchmark:                      MSCI Europe, Australasia, Far East (EAFE) Index

   Mutual Fund Benchmark:                 Lipper International Funds Index

Index Funds

Each Vantagepoint Index Fund invests in a Master Portfolio with the same objectives and policies. The Master Portfolios are managed by Barclays Global Fund Advisors.
(Class I and II ticker symbols are listed.)

------------------------------------------------------------------------------------------------------------------------------------
   Core Bond Index Fund (VPCIX/VPCDX)                     Year Founded: 1997                      Total Net Assets: $577 million
------------------------------------------------------------------------------------------------------------------------------------
   Investment Objective:          Current income by approximating the performance of the Lehman
                                  Brothers Aggregate Bond Index

   Market Benchmark:              Lehman Brothers Aggregate Bond Index

------------------------------------------------------------------------------------------------------------------------------------
   500 Stock Index Fund (VPFIX/VPSKX)                      Year Founded: 1997                     Total Net Assets: $253 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:          Long-term capital growth by approximating the performance of the
                                  S&P 500 Index

   Market Benchmark:              S&P 500 Index

------------------------------------------------------------------------------------------------------------------------------------
   Broad Market Index Fund (VPMIX/VPBMX)                   Year Founded: 1994                     Total Net Assets: $444 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:          Long-term capital growth by approximating the performance of the
                                  Wilshire 5000 Index

   Market Benchmark:              Wilshire 5000 Index

------------------------------------------------------------------------------------------------------------------------------------
   Mid/Small Company Index Fund (VPSIX/VPMSX)              Year Founded: 1997                     Total Net Assets: $65 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:          Long-term capital growth by approximating the performance of the
                                  Wilshire 4500 Index

   Market Benchmark:              Wilshire 4500 Index

------------------------------------------------------------------------------------------------------------------------------------
   Overseas Equity Index Fund (VPOIX/VPOEX)                Year Founded: 1997                     Total Net Assets: $53 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:          Long-term capital growth and diversification by approximating the performance of the Morgan Stanley Capital International Europe,
                                  Australasia, Far East (EAFE) Free Index

   Market Benchmark:              MSCI Europe, Australasia, Far East (EAFE) Free Index

Model Portfolio Funds

------------------------------------------------------------------------------------------------------------------------------------
   Savings Oriented Fund (VPSOX)                        Year Founded: 1995                         Total Net Assets: $176 million
------------------------------------------------------------------------------------------------------------------------------------
   Investment Objective:       Capital preservation, reasonable current income, and some capital growth, while limiting risk

   Target Allocation:          65% Vantagepoint Income Preservation Fund
                               10% Vantagepoint US Government Securities Fund
                               10% Vantagepoint Equity Income Fund
                               10% Vantagepoint Growth & Income Fund
                               5% Vantagepoint International Fund

   Market Benchmark:           65% 30-Day T-Bills / 10% Lehman Brothers Aggregate Bond Index /
                               20% Wilshire 5000 Index / 5% MSCI Europe, Australasia, Far East
                               (EAFE) Index

------------------------------------------------------------------------------------------------------------------------------------
   Conservative Growth Fund (VPCGX)                     Year Founded: 1996                         Total Net Assets: $316 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:       Reasonable current income and capital preservation, with modest potential for capital growth

   Target Allocation:          50% Vantagepoint Income Preservation Fund
                               10% Vantagepoint Core Bond Index Fund
                               10% Vantagepoint Equity Income Fund
                               10% Vantagepoint Growth & Income Fund
                               10% Vantagepoint Growth Fund
                               5% Vantagepoint Aggressive Opportunities Fund
                               5% Vantagepoint International Fund

   Market Benchmark:           50% 30-Day T-Bills / 10% Lehman Brothers Aggregate Bond Index /
                               35% Wilshire 5000 Index / 5% MSCI Europe, Australasia, Far East
                               (EAFE) Index

------------------------------------------------------------------------------------------------------------------------------------
   Traditional Growth Fund (VPTGX)                      Year Founded: 1996                         Total Net Assets: $631 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:       Moderate capital growth and reasonable current income

   Target Allocation:          30% Vantagepoint Income Preservation Fund
                               10% Vantagepoint Core Bond Index Fund
                               10% Vantagepoint Equity Income Fund
                               15% Vantagepoint Growth & Income Fund
                               15% Vantagepoint Growth Fund
                               10% Vantagepoint Aggressive Opportunities Fund
                               10% Vantagepoint International Fund

   Market Benchmark:           30% 30-Day T-Bills / 10% Lehman Brothers Aggregate Bond Index /
                               50% Wilshire 5000 Index / 10% MSCI Europe, Australasia, Far East
                               (EAFE) Index

------------------------------------------------------------------------------------------------------------------------------------
   Long-Term Growth Fund (VPLGX)            Year Founded: 1996                                     Total Net Assets: $633 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:          High long-term capital growth and modest current income

   Target Allocation:             20% Vantagepoint Core Bond Index Fund
                                  10% Vantagepoint Equity Income Fund
                                  20% Vantagepoint Growth & Income Fund
                                  20% Vantagepoint Growth Fund
                                  15% Vantagepoint Aggressive Opportunities Fund
                                  5% Vantagepoint Overseas Equity Index Fund
                                  10% Vantagepoint International Fund

   Market Index:                  20% Lehman Brothers Aggregate Bond Index /
                                  65% Wilshire 5000 Index / 15% MSCI Europe, Australasia, Far East
                                  (EAFE) Index

------------------------------------------------------------------------------------------------------------------------------------
   All-Equity Growth Fund (VPAGX)           Year Founded: 2000                                     Total Net Assets: $79 million
------------------------------------------------------------------------------------------------------------------------------------

   Investment Objective:          High long-term capital growth

   Target Allocation:             15% Vantagepoint Equity Income Fund
                                  20% Vantagepoint Growth & Income Fund
                                  25% Vantagepoint Growth Fund
                                  20% Vantagepoint Aggressive Opportunities Fund
                                  20% Vantagepoint International Fund

Market Index:                     80% Wilshire 5000 Index / 20% MSCI Europe, Australasia, Far East
                                  (EAFE) Index

* This information is current as of publication date.

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2003 (Unaudited)

                                                           Money            Income
                                                           Market        Preservation
                                                     ----------------- ----------------
ASSETS:
Securities, at market value+ .......................   $ 119,265,166    $ 573,044,500
Cash ...............................................              --        9,753,786
Receivable for:
 Dividends .........................................              --               --
 Interest ..........................................         114,273        3,929,388
 Investments sold ..................................              --          905,316
 Recoverable foreign taxes .........................              --               --
 Variation margin on futures contracts .............              --           82,512
                                                       -------------    -------------
  Total Assets .....................................     119,379,439      587,715,502
                                                       -------------    -------------
LIABILITIES:
Payable for:
 Investments purchased .............................              --        2,924,395
 When issued securities ............................              --       30,988,150
 Collateral for securities loaned ..................              --        4,897,420
Distribution to shareholders .......................          63,516        1,532,834
Accrued Expenses:
 Administrative services fees ......................           1,794            9,767
 Advisory fees .....................................          10,165           43,647
 Subadviser fees ...................................              --          265,216
 Wrapper agreements ................................              --       23,957,924
 Other accrued expense .............................          50,976          357,104
                                                       -------------    -------------
  Total Liabilities ................................         126,451       64,976,457
                                                       -------------    -------------
NET ASSETS .........................................   $ 119,252,988    $ 522,739,045
                                                       =============    =============
NET ASSETS REPRESENTED BY:
Paid-in capital ....................................   $ 119,252,988    $ 532,822,044
Net unrealized appreciation (depreciation) on
 investments, futures contracts, foreign
 currency transactions, wrapper agreements
 and written options ...............................              --      (11,672,390)
Undistributed net investment income (loss) .........              --           19,404
Accumulated net realized gain (loss) on
 investments, futures contracts, foreign
 currency transactions and written options .........              --        1,569,987
                                                       -------------    -------------
NET ASSETS .........................................   $ 119,252,988    $ 522,739,045
                                                       =============    =============
CAPITAL SHARES:
Net Assets .........................................   $ 119,252,988    $ 522,739,045
Shares Outstanding .................................     119,252,988        5,227,390
Net Asset Value, offering and redemption price
 per share (net assets divided by shares
 outstanding) ......................................   $        1.00    $      100.00
Cost of investments ................................   $ 119,265,166    $ 560,677,738
-------
 + Includes securities on loan with market
   values of:                                          $          --    $   4,782,323

                                                            US
                                                        Government         Asset            Equity
                                                        Securities       Allocation         Income
                                                     --------------- ----------------- ---------------
ASSETS:
Securities, at market value+ .......................  $300,461,252    $   675,492,449   $ 691,333,660
Cash ...............................................            --         51,205,112         761,828
Receivable for:
 Dividends .........................................            --            687,956         961,690
 Interest ..........................................     2,196,789             24,363          13,190
 Investments sold ..................................            --                 --              --
 Recoverable foreign taxes .........................            --                 --             682
 Variation margin on futures contracts .............            --                 --              --
                                                      ------------    ---------------   -------------
  Total Assets .....................................   302,658,041        727,409,880     693,071,050
                                                      ------------    ---------------   -------------
LIABILITIES:
Payable for:
 Investments purchased .............................            --                 --              --
 When issued securities ............................            --                 --              --
 Collateral for securities loaned ..................    68,142,437         31,412,408      49,334,798
Distribution to shareholders .......................       436,631                 --              --
Accrued Expenses:
 Administrative services fees ......................         3,722             12,652          11,902
 Advisory fees .....................................        20,153             59,755          54,992
 Subadviser fees ...................................        55,440            404,605         640,017
 Wrapper agreements ................................            --                 --              --
 Other accrued expense .............................        90,173            293,052         264,660
                                                      ------------    ---------------   -------------
  Total Liabilities ................................    68,748,556         32,182,472      50,306,369
                                                      ------------    ---------------   -------------
NET ASSETS .........................................  $233,909,485    $   695,227,408   $ 642,764,681
                                                      ============    ===============   =============
NET ASSETS REPRESENTED BY:
Paid-in capital ....................................  $225,160,557    $   811,295,162   $ 702,225,083
Net unrealized appreciation (depreciation) on
 investments, futures contracts, foreign
 currency transactions, wrapper agreements
 and written options ...............................     6,951,206        (30,841,779)      4,787,830
Undistributed net investment income (loss) .........      (364,848)        14,837,864       4,273,460
Accumulated net realized gain (loss) on
 investments, futures contracts, foreign
 currency transactions and written options .........     2,162,570       (100,063,839)    (68,521,692)
                                                      ------------    ---------------   -------------
NET ASSETS .........................................  $233,909,485    $   695,227,408   $ 642,764,681
                                                      ============    ===============   =============
CAPITAL SHARES:
Net Assets .........................................  $233,909,485    $   695,227,408   $ 642,764,681
Shares Outstanding .................................    21,548,188        113,730,315      95,374,388
Net Asset Value, offering and redemption price
 per share (net assets divided by shares
 outstanding) ......................................  $      10.86    $          6.11   $        6.74
Cost of investments ................................  $293,510,046    $   704,926,503   $ 686,545,830
-------
 + Includes securities on loan with market
   values of:                                         $ 66,584,798    $    30,038,447   $  47,289,744


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2003 (Unaudited)

                                                                Growth &
                                                                 Income
                                                            ---------------
ASSETS:
Securities, at market value+ ..............................  $ 655,035,205
Cash ......................................................      1,534,894
Cash denominated in foreign currencies ....................             --
Receivable for:
 Dividends ................................................        656,080
 Interest .................................................         33,001
 Investments sold .........................................        582,741
 Recoverable foreign taxes ................................            679
Gross unrealized gain on forward foreign currency
 exchange contracts .......................................             --
                                                             -------------
  Total Assets ............................................    657,842,600
                                                             -------------
LIABILITIES:
Payable for:
 Investments purchased ....................................      3,156,552
 Collateral for securities loaned .........................     51,124,744
Administrative services fees ..............................         11,110
Advisory fees .............................................         51,475
Subadviser fees ...........................................        466,287
Other accrued expense .....................................        229,503
Gross unrealized loss on forward foreign currency
 exchange contracts .......................................             --
                                                             -------------
  Total Liabilities .......................................     55,039,671
                                                             -------------
NET ASSETS ................................................  $ 602,802,929
                                                             =============
NET ASSETS REPRESENTED BY:
Paid-in capital ...........................................  $ 673,426,061
Net unrealized appreciation on investments, futures
 contracts and foreign currency transactions ..............      7,137,255
Undistributed net investment income (loss) ................      2,867,528
Accumulated net realized loss on investments, futures
 contracts and foreign currency transactions ..............    (80,627,915)
                                                             -------------
NET ASSETS ................................................  $ 602,802,929
                                                             =============
CAPITAL SHARES:
Net Assets ................................................  $ 602,802,929
Shares Outstanding ........................................     73,536,443
Net Asset Value, offering and redemption price per
 share (net assets divided by shares outstanding) .........  $        8.20
Cost of investments .......................................  $ 647,897,950
Cost of cash denominated in foreign currencies ............  $          --
-------
 + Includes securities on loan with market values of:        $  49,350,650

                                                                                    Aggressive
                                                                   Growth         Opportunities     International
                                                            ------------------- ----------------- -----------------
ASSETS:
Securities, at market value+ ..............................  $   2,563,999,287   $  817,689,810    $   348,584,620
Cash ......................................................                 --        4,301,004                 --
Cash denominated in foreign currencies ....................              1,014          545,680            799,711
Receivable for:
 Dividends ................................................          1,808,247          296,968            723,665
 Interest .................................................             58,972          144,948             40,846
 Investments sold .........................................          4,223,332        6,671,881            809,706
 Recoverable foreign taxes ................................              7,699           28,035            135,145
Gross unrealized gain on forward foreign currency
 exchange contracts .......................................                 --        5,573,359            518,358
                                                             -----------------   --------------    ---------------
  Total Assets ............................................      2,570,098,551      835,251,685        351,612,051
                                                             -----------------   --------------    ---------------
LIABILITIES:
Payable for:
 Investments purchased ....................................          5,169,866        3,621,392          1,442,018
 Collateral for securities loaned .........................        282,234,065      120,289,098         32,585,080
Administrative services fees ..............................             41,880           13,185              5,977
Advisory fees .............................................            195,287           59,358             27,249
Subadviser fees ...........................................          2,945,413        1,104,826            439,769
Other accrued expense .....................................            912,523          290,911            164,321
Gross unrealized loss on forward foreign currency
 exchange contracts .......................................                  2        8,727,151             26,749
                                                             -----------------   --------------    ---------------
  Total Liabilities .......................................        291,499,036      134,105,921         34,691,163
                                                             -----------------   --------------    ---------------
NET ASSETS ................................................  $   2,278,599,515   $  701,145,764    $   316,920,888
                                                             =================   ==============    ===============
NET ASSETS REPRESENTED BY:
Paid-in capital ...........................................  $   3,262,504,151   $1,060,920,503    $   425,837,001
Net unrealized appreciation on investments, futures
 contracts and foreign currency transactions ..............         57,487,345       91,467,383          3,181,534
Undistributed net investment income (loss) ................           (272,804)      (4,294,144)         2,325,980
Accumulated net realized loss on investments, futures
 contracts and foreign currency transactions ..............     (1,041,119,177)    (446,947,978)      (114,423,627)
                                                             -----------------   --------------    ---------------
NET ASSETS ................................................  $   2,278,599,515   $  701,145,764    $   316,920,888
                                                             =================   ==============    ===============
CAPITAL SHARES:
Net Assets ................................................  $   2,278,599,515   $  701,145,764    $   316,920,888
Shares Outstanding ........................................        326,712,277       94,199,268         43,695,501
Net Asset Value, offering and redemption price per
 share (net assets divided by shares outstanding) .........  $            6.97   $         7.44    $          7.25
Cost of investments .......................................  $   2,506,474,762   $  723,062,941    $   345,919,925
Cost of cash denominated in foreign currencies ............  $           1,018   $      549,791    $       801,911
-------
 + Includes securities on loan with market values of:        $     270,817,878   $  113,133,014    $    30,819,216


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2003 (Unaudited)

                                                        Core Bond       500 Stock
                                                          Index           Index
                                                     --------------- ---------------
ASSETS:
Securities, at market value* .......................  $579,109,118    $ 252,899,050
                                                      ------------    -------------
  Total Assets .....................................   579,109,118      252,899,050
                                                      ------------    -------------
LIABILITIES:
Distribution to shareholders .......................     1,992,691               --
Administrative services fees .......................         8,454            4,173
Advisory fees ......................................        24,549           10,705
Other accrued expense ..............................       157,327           69,706
                                                      ------------    -------------
  Total Liabilities ................................     2,183,021           84,584
                                                      ------------    -------------
NET ASSETS .........................................  $576,926,097    $ 252,814,466
                                                      ============    =============
NET ASSETS REPRESENTED BY:
Paid-in capital ....................................  $543,139,698    $ 337,705,338
Net unrealized appreciation (depreciation) on
 investments, futures contracts and foreign
 currency transactions .............................    29,642,384      (50,150,775)
Undistributed net investment income (loss) .........    (1,523,031)       1,566,736
Accumulated net realized gain (loss) on
 investments, futures contracts and foreign
 currency transactions .............................     5,667,046      (36,306,833)
                                                      ------------    -------------
NET ASSETS .........................................  $576,926,097    $ 252,814,466
                                                      ============    =============
CAPITAL SHARES:
Net Assets--Class I ................................  $417,016,816    $ 102,878,281
Shares Outstanding--Class I ........................    39,326,709       13,305,808
Net Asset Value--Class I, offering and
 redemption price per share (net assets
 divided by shares outstanding) ....................  $      10.60    $        7.73
Net Assets--Class II ...............................  $159,909,281    $ 149,936,185
Shares Outstanding--Class II .......................    15,032,026       20,349,464
Net Asset Value--Class II, offering and
 redemption price per share (net assets
 divided by shares outstanding) ....................  $      10.64    $        7.37
Cost of investments ................................  $549,466,734    $ 302,734,108

                                                           Broad           Mid/Small       Overseas
                                                           Market           Company         Equity
                                                           Index             Index           Index
                                                     ----------------- ---------------- --------------
ASSETS:
Securities, at market value* .......................  $   444,542,600   $   64,672,100   $ 52,982,314
                                                      ---------------   --------------   ------------
  Total Assets .....................................      444,542,600       64,672,100     52,982,314
                                                      ---------------   --------------   ------------
LIABILITIES:
Distribution to shareholders .......................               --               --             --
Administrative services fees .......................            7,324              944            894
Advisory fees ......................................           18,984            2,703          2,260
Other accrued expense ..............................          101,240           15,300         16,751
                                                      ---------------   --------------   ------------
  Total Liabilities ................................          127,548           18,947         19,905
                                                      ---------------   --------------   ------------
NET ASSETS .........................................  $   444,415,052   $   64,653,153   $ 52,962,409
                                                      ===============   ==============   ============
NET ASSETS REPRESENTED BY:
Paid-in capital ....................................  $   600,092,610   $   87,501,305   $ 68,540,704
Net unrealized appreciation (depreciation) on
 investments, futures contracts and foreign
 currency transactions .............................     (100,008,217)     (14,323,941)    (9,123,627)
Undistributed net investment income (loss) .........        7,630,641          700,454        588,571
Accumulated net realized gain (loss) on
 investments, futures contracts and foreign
 currency transactions .............................      (63,299,982)      (9,224,665)    (7,043,239)
                                                      ---------------   --------------   ------------
NET ASSETS .........................................  $   444,415,052   $   64,653,153   $ 52,962,409
                                                      ===============   ==============   ============
CAPITAL SHARES:
Net Assets--Class I ................................  $   220,371,485   $   32,473,890   $ 42,014,249
Shares Outstanding--Class I ........................       28,408,184        3,342,339      6,043,953
Net Asset Value--Class I, offering and
 redemption price per share (net assets
 divided by shares outstanding) ....................  $          7.76   $         9.72   $       6.95
Net Assets--Class II ...............................  $   224,043,567   $   32,179,263   $ 10,948,160
Shares Outstanding--Class II .......................       30,410,532        3,449,259      1,658,116
Net Asset Value--Class II, offering and
 redemption price per share (net assets
 divided by shares outstanding) ....................  $          7.37   $         9.33   $       6.60
Cost of investments ................................  $   544,357,758   $   78,904,174   $ 62,145,203

-------
 * Investment in Master Portfolio (Note 1)


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2003 (Unaudited)

                                                             Model Portfolios
                                                     --------------------------------
                                                         Savings       Conservative
                                                         Oriented         Growth
                                                     --------------- ----------------
ASSETS:
Securities of affiliated Mutual Funds,
 at market value ...................................  $ 175,685,395   $ 315,401,388
Receivable for:
 Dividends .........................................        358,628         553,573
                                                      -------------   -------------
  Total Assets .....................................    176,044,023     315,954,961
                                                      -------------   -------------
LIABILITIES:
Administrative services fees .......................          2,654           4,875
Advisory fees ......................................         14,966          26,739
Other accrued expense ..............................         15,689          24,734
                                                      -------------   -------------
  Total Liabilities ................................         33,309          56,348
                                                      -------------   -------------
NET ASSETS .........................................  $ 176,010,714   $ 315,898,613
                                                      =============   =============
NET ASSETS REPRESENTED BY:
Paid-in capital ....................................  $ 183,477,972   $ 354,445,661
Net unrealized appreciation (depreciation) on
 investments .......................................      2,720,860      (1,239,718)
Undistributed net investment income (loss) .........      2,583,524       3,131,181
Accumulated net realized loss on investments            (12,771,642)    (40,438,511)
                                                      -------------   -------------
NET ASSETS .........................................  $ 176,010,714   $ 315,898,613
                                                      =============   =============
CAPITAL SHARES:
Net Assets .........................................  $ 176,010,714   $ 315,898,613
Shares Outstanding .................................      7,684,109      15,189,648
Net Asset Value, offering and redemption price
 per share (net assets divided by shares
 outstanding) ......................................  $       22.91   $       20.80
Cost of investments ................................  $ 172,964,535   $ 316,641,106

                                                                    Model Portfolios
                                                     ----------------------------------------------
                                                       Traditional      Long-Term      All-Equity
                                                          Growth          Growth         Growth
                                                     --------------- --------------- --------------
ASSETS:
Securities of affiliated Mutual Funds,
 at market value ...................................  $ 630,253,928   $ 632,430,234   $ 78,721,347
Receivable for:
 Dividends .........................................        749,581         433,625             --
                                                      -------------   -------------   ------------
  Total Assets .....................................    631,003,509     632,863,859     78,721,347
                                                      -------------   -------------   ------------
LIABILITIES:
Administrative services fees .......................          9,666          10,250          1,333
Advisory fees ......................................         53,425          53,659          6,594
Other accrued expense ..............................         42,442          38,949          7,231
                                                      -------------   -------------   ------------
  Total Liabilities ................................        105,533         102,858         15,158
                                                      -------------   -------------   ------------
NET ASSETS .........................................  $ 630,897,976   $ 632,761,001   $ 78,706,189
                                                      =============   =============   ============
NET ASSETS REPRESENTED BY:
Paid-in capital ....................................  $ 747,319,522   $ 774,092,153   $ 89,526,169
Net unrealized appreciation (depreciation) on
 investments .......................................    (28,915,329)    (92,351,697)    (3,762,450)
Undistributed net investment income (loss) .........      4,837,208       2,207,698        (56,835)
Accumulated net realized loss on investments            (92,343,425)    (51,187,153)    (7,000,695)
                                                      -------------   -------------   ------------
NET ASSETS .........................................  $ 630,897,976   $ 632,761,001   $ 78,706,189
                                                      =============   =============   ============
CAPITAL SHARES:
Net Assets .........................................  $ 630,897,976   $ 632,761,001   $ 78,706,189
Shares Outstanding .................................     33,787,259      36,826,844      4,773,687
Net Asset Value, offering and redemption price
 per share (net assets divided by shares
 outstanding) ......................................  $       18.67   $       17.18   $      16.49
Cost of investments ................................  $ 659,169,257   $ 724,781,931   $ 82,483,797


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2003 to June 30, 2003 (Unaudited)

                                                 Money        Income      US Government       Asset        Equity
                                                 Market    Preservation     Securities     Allocation      Income
                                              ----------- -------------- --------------- -------------- --------------
INVESTMENT INCOME:
Dividends ...................................  $845,945    $         --     $       --    $ 4,158,066     $ 6,373,315
Interest+ ...................................        --      10,773,140      3,909,820        998,593         139,825
Foreign taxes withheld on dividends .........        --              --             --             --         (51,003)
                                               --------    ------------     ----------    -----------     -----------
Total investment income .....................   845,945      10,773,140      3,909,820      5,156,659       6,462,137
                                               --------    ------------     ----------    -----------     -----------
EXPENSES:
Subadviser ..................................    69,548         422,570        109,495        785,724       1,209,797
Custodian ...................................    14,149          70,716         25,205         67,205          54,781
Advisory ....................................    62,757         235,121        118,273        322,154         286,147
Fund services ...............................    94,136         352,682        177,409        483,231         429,221
Investor services ...........................   125,514         470,242        236,546        644,308         572,294
Administration ..............................    10,479          43,009         19,836         60,835          53,690
Wrapper .....................................        --         279,726             --             --              --
Other expenses ..............................    16,324          54,149         28,779         82,793          71,488
                                               --------    ------------     ----------    -----------     -----------
Total expenses before reductions and
 reimbursements .............................   392,907       1,928,215        715,543      2,446,250       2,677,418
Less reductions (Note 8) ....................        --              --             --             --         (14,792)
                                               --------    ------------     ----------    -----------     -----------
Total expenses net of reductions and
 reimbursements .............................   392,907       1,928,215        715,543      2,446,250       2,662,626
                                               --------    ------------     ----------    -----------     -----------
NET INVESTMENT INCOME .......................   453,038       8,844,925      3,194,277      2,710,409       3,799,511
                                               --------    ------------     ----------    -----------     -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) (Note 2):
Net realized gain (loss) on sale of
 investments ................................        --         310,024      1,190,246         63,368     (11,101,080)
Net realized gain on futures contracts,
 foreign currency transactions and written
 options ....................................        --       2,384,413             --     17,677,208              --
Net change in unrealized appreciation
 (depreciation) of investments and
 wrapper agreements .........................        --      (1,635,980)     1,214,913     48,924,171      79,671,290
Net change in unrealized appreciation
 (depreciation) on futures contracts,
 foreign currency transactions and written
 options ....................................        --      (1,051,533)            --      1,242,247              --
                                               --------    ------------     ----------    -----------     -----------
NET GAIN ....................................        --           6,924      2,405,159     67,906,994      68,570,210
                                               --------    ------------     ----------    -----------     -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ..................  $453,038    $  8,851,849     $5,599,436    $70,617,403     $72,369,721
                                               ========    ============     ==========    ===========     ===========
-------
 + Interest income includes securities
   lending income of:                          $     --    $      8,945     $   24,818    $    13,772     $    65,047


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2003 to June 30, 2003 (Unaudited)

                                                           Growth &                            Aggressive
                                                            Income            Growth         Opportunities     International
                                                       ---------------   ----------------   ---------------   --------------
INVESTMENT INCOME:
Dividends ..........................................    $  4,440,183      $   9,188,259      $  3,184,884      $  5,346,022
Interest+ ..........................................         178,438            363,153           652,553           138,502
Foreign taxes withheld on dividends ................         (31,912)           (57,645)         (263,190)         (644,810)
                                                        ------------      -------------      ------------      ------------
Total investment income ............................       4,586,709          9,493,767         3,574,247         4,839,714
                                                        ------------      -------------      ------------      ------------
EXPENSES:
Subadviser .........................................         910,791          4,717,836         2,094,941           821,191
Custodian ..........................................          60,703            249,751           166,913           256,826
Advisory ...........................................         267,495          1,039,092           297,054           142,305
Fund services ......................................         401,242          1,558,638           445,581           213,457
Investor services ..................................         534,990          2,078,184           594,108           284,610
Administration .....................................          48,086            216,780            55,526            25,209
Other expenses .....................................          65,633            264,882            73,003            35,375
                                                        ------------      -------------      ------------      ------------
Total expenses before reductions and
 reimbursements ....................................       2,288,940         10,125,163         3,727,126         1,778,973
Less reductions (Note 8) ...........................         (35,324)          (238,522)         (151,290)          (29,461)
                                                        ------------      -------------      ------------      ------------
Total expenses net of reductions and
 reimbursements ....................................       2,253,616          9,886,641         3,575,836         1,749,512
                                                        ------------      -------------      ------------      ------------
NET INVESTMENT INCOME (LOSS) .......................       2,333,093           (392,874)           (1,589)        3,090,202
                                                        ------------      -------------      ------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 (Note 2):
Net realized loss on sale of investments ...........      (8,931,176)       (44,344,481)       (7,625,662)       (7,465,472)
Net realized gain (loss) on futures contracts and
 foreign currency transactions .....................              --             90,197        (5,853,921)          502,649
Net change in unrealized appreciation of
 investments .......................................      76,269,935        272,687,586       125,770,112        25,471,990
Net change in unrealized appreciation (depreciation)
 on futures contracts and foreign currency
 transactions ......................................              --             21,010        (2,149,659)          239,490
                                                        ------------      -------------      ------------      ------------
NET GAIN ...........................................      67,338,759        228,454,312       110,140,870        18,748,657
                                                        ------------      -------------      ------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ........................................    $ 69,671,852      $ 228,061,438      $110,139,281      $ 21,838,859
                                                        ============      =============      ============      ============
-------
 + Interest income includes securities lending
   income of:                                           $     25,574      $     161,353      $    223,716      $     85,258


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2003 to June 30, 2003 (Unaudited)

                                                                                    Broad         Mid/Small        Overseas
                                                  Core Bond       500 Stock         Market         Company          Equity
                                                    Index           Index           Index           Index           Index
                                               --------------- --------------- --------------- --------------- ---------------
INVESTMENT INCOME:
Dividends* ...................................   $        --    $  1,874,630    $  3,216,468    $    355,342    $    960,680
Interest* ....................................    12,052,459          70,343         122,660          13,864          13,080
Foreign taxes withheld on dividends* .........            --            (538)         (1,234)           (317)       (135,815)
Expenses* ....................................      (218,748)        (54,728)       (155,563)        (26,906)        (56,073)
                                                 -----------    ------------    ------------    ------------    ------------
Total investment income ......................    11,833,711       1,889,707       3,182,331         341,983         781,872
                                                 -----------    ------------    ------------    ------------    ------------
EXPENSES:
Custodian ....................................        16,837          14,110          16,237          12,526          12,716
Advisory Class I .............................        97,732          22,558          49,104           6,909           9,147
Advisory Class II ............................        38,828          32,118          49,399           6,539           2,065
Fund services Class I ........................       293,197          67,675         147,313          20,728          27,440
Fund services Class II .......................        38,828          32,118          49,399           6,539           2,065
Investor services Class I ....................       293,197          67,675         147,313          20,728          27,440
Investor services Class II ...................        38,828          32,118          49,399           6,539           2,065
Administration ...............................        47,534          18,854          34,854           4,588           3,881
License and membership .......................        14,038          24,279          10,244           1,415           1,129
Other expenses ...............................        53,828          21,409          39,447           5,428           4,328
                                                 -----------    ------------    ------------    ------------    ------------
Total expenses ...............................       932,847         332,914         592,709          91,939          92,276
                                                 -----------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME ........................    10,900,864       1,556,793       2,589,622         250,044         689,596
                                                 -----------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale of
 investments* ................................     4,364,333      (4,621,961)     (9,232,347)     (1,622,337)     (1,056,788)
Net realized gain on futures contracts and
 foreign currency transactions* ..............            --         663,939         984,341          19,470          48,220
Net change in unrealized appreciation of
 investments* ................................     5,389,102      27,715,900      54,957,658      10,096,322       4,881,850
Net change in unrealized appreciation
 (depreciation) on futures contracts and
 foreign currency transactions* ..............            --         121,314         178,659          (1,857)          7,740
                                                 -----------    ------------    ------------    ------------    ------------
NET GAIN .....................................     9,753,435      23,879,192      46,888,311       8,491,598       3,881,022
                                                 -----------    ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ...................   $20,654,299    $ 25,435,985    $ 49,477,933    $  8,741,642    $  4,570,618
                                                 ===========    ============    ============    ============    ============

-------
 * Allocated from Master Investment Portfolio (Note 1)


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2003 to June 30, 2003 (Unaudited)

                                                                                 Model Portfolios
                                                   -----------------------------------------------------------------------------
                                                       Savings      Conservative     Traditional      Long-Term      All-Equity
                                                       Oriented        Growth          Growth           Growth         Growth
                                                   --------------- -------------- ---------------- --------------- -------------
INVESTMENT INCOME OF AFFILIATED
 MUTUAL FUNDS:
Dividends ........................................  $  2,252,779    $  3,340,703   $   4,550,579    $  2,616,525    $       --
                                                    ------------    ------------   -------------    ------------    ----------
Total investment income ..........................     2,252,779       3,340,703       4,550,579       2,616,525            --
                                                    ------------    ------------   -------------    ------------    ----------
EXPENSES:
Legal ............................................         7,987          14,188          28,716          26,772         2,767
Custodian ........................................        14,331          15,371          17,861          17,504        13,482
Advisory .........................................        82,843         143,702         286,785         276,178        31,195
Administration ...................................        12,901          24,614          50,827          48,693         5,288
Other expenses ...................................        11,839          21,029          42,563          39,680         4,103
                                                    ------------    ------------   -------------    ------------    ----------
Total expenses ...................................       129,901         218,904         426,752         408,827        56,835
                                                    ------------    ------------   -------------    ------------    ----------
NET INVESTMENT INCOME (LOSS) .....................     2,122,878       3,121,799       4,123,827       2,207,698       (56,835)
                                                    ------------    ------------   -------------    ------------    ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) (Note 2):
Net realized loss on sale of investments .........    (1,596,220)     (4,300,756)    (24,856,419)     (4,164,088)     (828,118)
Net change in unrealized appreciation of
 investments .....................................     7,059,818      19,785,470      68,737,093      62,762,794     9,090,078
                                                    ------------    ------------   -------------    ------------    ----------
NET GAIN .........................................     5,463,598      15,484,714      43,880,674      58,598,706     8,261,960
                                                    ------------    ------------   -------------    ------------    ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .......................  $  7,586,476    $ 18,606,513   $  48,004,501    $ 60,806,404    $8,205,125
                                                    ============    ============   =============    ============    ==========


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                     Money Market
                                                          -----------------------------------
                                                            For the Period
                                                            from January 1,       For the
                                                           2003 to June 30,     Year Ended
                                                                 2003          December 31,
                                                              (Unaudited)          2002
                                                          ------------------ ----------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income ..................................   $     453,038     $   1,662,274
 Net realized gain on sale of investments, futures
  contracts and written options .........................              --                --
 Net change in unrealized depreciation of
  investments and wrapper agreements ....................              --                --
                                                            -------------     -------------
 Net increase in net assets resulting from
  operations ............................................         453,038         1,662,274
                                                            -------------     -------------
Distributions to shareholders from:
 Net investment income ..................................        (453,038)       (1,662,274)
 Net realized gain on investments .......................              --                --
                                                            -------------     -------------
  Total distributions ...................................        (453,038)       (1,662,274)
                                                            -------------     -------------
Capital share transactions:
 Proceeds from sale of shares ...........................      24,339,172        68,222,014
 Reinvestment of distributions ..........................         389,523         1,662,274
 Value of shares redeemed ...............................     (43,707,309)      (51,304,773)
                                                            -------------     -------------
  Net increase (decrease) from capital share
   transactions .........................................     (18,978,614)       18,579,515
                                                            -------------     -------------
 Total increase (decrease) in net assets ................     (18,978,614)       18,579,515
                                                            -------------     -------------
NET ASSETS at beginning of period .......................     138,231,602       119,652,087
                                                            -------------     -------------
NET ASSETS at end of period .............................   $ 119,252,988     $ 138,231,602
                                                            =============     =============
 Undistributed net investment income included in
  net assets at end of period ...........................   $          --     $          --
                                                            =============     =============
SHARE TRANSACTIONS:
 Number of shares sold ..................................      24,339,172        68,222,014
 Number of shares issued through reinvestment
  of dividends and distributions ........................         389,523         1,662,274
 Reverse stock split (Note 10) ..........................              --                --
 Number of shares redeemed ..............................     (43,707,309)      (51,304,773)
                                                            -------------     -------------
  Net increase (decrease) in shares outstanding .........     (18,978,614)       18,579,515
                                                            =============     =============

                                                                  Income Preservation
                                                          ------------------------------------
                                                            For the Period
                                                            from January 1,       For the
                                                           2003 to June 30,      Year Ended
                                                                 2003           December 31,
                                                              (Unaudited)           2002
                                                          ------------------ -----------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income ..................................   $   8,844,925     $    17,329,690
 Net realized gain on sale of investments, futures
  contracts and written options .........................       2,694,437           4,353,468
 Net change in unrealized depreciation of
  investments and wrapper agreements ....................      (2,687,513)         (4,330,270)
                                                            -------------     ---------------
 Net increase in net assets resulting from
  operations ............................................       8,851,849          17,352,888
                                                            -------------     ---------------
Distributions to shareholders from:
 Net investment income ..................................      (8,851,846)        (17,352,883)
 Net realized gain on investments .......................              --          (2,131,958)
                                                            -------------     ---------------
  Total distributions ...................................      (8,851,846)        (19,484,841)
                                                            -------------     ---------------
Capital share transactions:
 Proceeds from sale of shares ...........................      91,477,084         169,725,103
 Reinvestment of distributions ..........................       7,319,012          19,484,841
 Value of shares redeemed ...............................     (30,740,487)       (141,304,755)
                                                            -------------     ---------------
  Net increase (decrease) from capital share
   transactions .........................................      68,055,609          47,905,189
                                                            -------------     ---------------
 Total increase (decrease) in net assets ................      68,055,612          45,773,236
                                                            -------------     ---------------
NET ASSETS at beginning of period .......................     454,683,433         408,910,197
                                                            -------------     ---------------
NET ASSETS at end of period .............................   $ 522,739,045     $   454,683,433
                                                            =============     ===============
 Undistributed net investment income included in
  net assets at end of period ...........................   $      19,404     $        26,325
                                                            =============     ===============
SHARE TRANSACTIONS:
 Number of shares sold ..................................         914,771           1,689,321
 Number of shares issued through reinvestment
  of dividends and distributions ........................          73,190             215,330
 Reverse stock split (Note 10) ..........................              --             (21,320)
 Number of shares redeemed ..............................        (307,405)         (1,406,462)
                                                            -------------     ---------------
  Net increase (decrease) in shares outstanding .........         680,556             476,869
                                                            =============     ===============


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                           US Government Securities                Asset Allocation
                                                      ----------------------------------- -----------------------------------
                                                        For the Period                      For the Period
                                                        from January 1,       For the       from January 1,       For the
                                                       2003 to June 30,     Year Ended     2003 to June 30,     Year Ended
                                                             2003          December 31,          2003          December 31,
                                                          (Unaudited)          2002           (Unaudited)          2002
                                                      ------------------ ---------------- ------------------ ----------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income ..............................   $   3,194,277     $   5,799,122     $   2,710,409     $   12,129,449
 Net realized gain (loss) on sale of investments
  and futures contracts .............................       1,190,246         2,165,104        17,740,576        (14,196,506)
 Net change in unrealized appreciation
  (depreciation) of investments and futures
  contracts .........................................       1,214,913         6,680,131        50,166,418       (132,339,806)
                                                        -------------     -------------     -------------     --------------
 Net increase (decrease) in net assets resulting
  from operations ...................................       5,599,436        14,644,357        70,617,403       (134,406,863)
                                                        -------------     -------------     -------------     --------------
Distributions to shareholders from:
 Net investment income ..............................      (3,577,711)       (5,929,290)               --                 --
 Net realized gain on investments ...................              --        (2,217,757)               --                 --
                                                        -------------     -------------     -------------     --------------
  Total distributions ...............................      (3,577,711)       (8,147,047)               --                 --
                                                        -------------     -------------     -------------     --------------
Capital share transactions:
 Proceeds from sale of shares .......................      20,321,404       105,891,443         7,915,638         40,717,398
 Reinvestment of distributions ......................       3,141,081         8,147,047                --                 --
 Value of shares redeemed ...........................     (27,218,751)      (35,698,562)      (31,461,573)      (134,361,628)
                                                        -------------     -------------     -------------     --------------
  Net increase (decrease) from capital share
   transactions .....................................      (3,756,266)       78,339,928       (23,545,935)       (93,644,230)
                                                        -------------     -------------     -------------     --------------
 Total increase (decrease) in net assets ............      (1,734,541)       84,837,238        47,071,468       (228,051,093)
                                                        -------------     -------------     -------------     --------------
NET ASSETS at beginning of period ...................     235,644,026       150,806,788       648,155,940        876,207,033
                                                        -------------     -------------     -------------     --------------
NET ASSETS at end of period .........................   $ 233,909,485     $ 235,644,026     $ 695,227,408     $  648,155,940
                                                        =============     =============     =============     ==============
 Undistributed net investment income (loss)
  included in net assets at end of period ...........   $    (364,848)    $      18,586     $  14,837,864     $   12,127,455
                                                        =============     =============     =============     ==============
SHARE TRANSACTIONS:
 Number of shares sold ..............................       1,885,486         9,958,757         1,390,173          6,546,092
 Number of shares issued through reinvestment
  of dividends and distributions ....................         291,336           768,058                --                 --
 Number of shares redeemed ..........................      (2,521,261)       (3,417,825)       (5,690,485)       (22,946,312)
                                                        -------------     -------------     -------------     --------------
  Net increase (decrease) in shares outstanding .....        (344,439)        7,308,990        (4,300,312)       (16,400,220)
                                                        =============     =============     =============     ==============


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                    Equity Income                       Growth & Income
                                                         ------------------------------------ -----------------------------------
                                                           For the Period                       For the Period
                                                           from January 1,       For the        from January 1,       For the
                                                          2003 to June 30,      Year Ended     2003 to June 30,     Year Ended
                                                                2003           December 31,          2003          December 31,
                                                             (Unaudited)           2002           (Unaudited)          2002
                                                         ------------------ ----------------- ------------------ ----------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................   $   3,799,511     $    7,584,589     $   2,333,093     $    3,584,760
 Net realized loss on sale of investments ..............     (11,101,080)        (2,081,024)       (8,931,176)       (36,696,928)
 Net change in unrealized appreciation
  (depreciation) of investments ........................      79,671,290       (109,063,573)       76,269,935        (72,845,078)
                                                           -------------     --------------     -------------     --------------
 Net increase (decrease) in net assets resulting
  from operations ......................................      72,369,721       (103,560,008)       69,671,852       (105,957,246)
                                                           -------------     --------------     -------------     --------------
Distributions to shareholders from:
 Net investment income .................................              --         (7,085,602)               --         (3,050,319)
                                                           -------------     --------------     -------------     --------------
  Total distributions ..................................              --         (7,085,602)               --         (3,050,319)
                                                           -------------     --------------     -------------     --------------
Capital share transactions:
 Proceeds from sale of shares ..........................      37,205,987        138,947,288        42,156,172        279,118,876
 Reinvestment of distributions .........................              --          7,085,602                --          3,050,284
 Value of shares redeemed ..............................     (31,856,939)       (98,416,776)      (24,621,690)       (93,850,401)
                                                           -------------     --------------     -------------     --------------
  Net increase from capital share transactions .........       5,349,048         47,616,114        17,534,482        188,318,759
                                                           -------------     --------------     -------------     --------------
 Total increase (decrease) in net assets ...............      77,718,769        (63,029,496)       87,206,334         79,311,194
                                                           -------------     --------------     -------------     --------------
NET ASSETS at beginning of period ......................     565,045,912        628,075,408       515,596,595        436,285,401
                                                           -------------     --------------     -------------     --------------
NET ASSETS at end of period ............................   $ 642,764,681     $  565,045,912     $ 602,802,929     $  515,596,595
                                                           =============     ==============     =============     ==============
 Undistributed net investment income included in
  net assets at end of period ..........................   $   4,273,460     $      473,949     $   2,867,528     $      534,435
                                                           =============     ==============     =============     ==============
SHARE TRANSACTIONS:
 Number of shares sold .................................       6,109,910         20,639,980         5,642,886         37,140,624
 Number of shares issued through reinvestment
  of dividends and distributions .......................              --          1,171,174                --            415,005
 Number of shares redeemed .............................      (5,246,764)       (15,486,100)       (3,346,222)       (12,465,750)
                                                           -------------     --------------     -------------     --------------
  Net increase in shares outstanding ...................         863,146          6,325,054         2,296,664         25,089,879
                                                           =============     ==============     =============     ==============


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                         Growth
                                                          -------------------------------------
                                                            For the Period
                                                            from January 1,        For the
                                                           2003 to June 30,      Year Ended
                                                                 2003           December 31,
                                                              (Unaudited)           2002
                                                          ------------------ ------------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income (loss) ...........................   $     (392,874)    $      508,515
 Net realized loss on sale of investments, futures
  contracts and foreign currency transactions ...........      (44,254,284)      (599,434,174)
 Net change in unrealized appreciation
  (depreciation) of investments, futures contracts
  and foreign currency transactions .....................      272,708,596        (83,691,870)
                                                            --------------     --------------
 Net increase (decrease) in net assets resulting
  from operations .......................................      228,061,438       (682,617,529)
                                                            --------------     --------------
Distributions to shareholders from:
 Net investment income ..................................               --           (383,794)
                                                            --------------     --------------
  Total distributions ...................................               --           (383,794)
                                                            --------------     --------------
Capital share transactions:
 Proceeds from sale of shares ...........................       61,760,711        269,469,421
 Reinvestment of distributions ..........................               --            383,794
 Value of shares redeemed ...............................      (71,778,106)      (336,842,418)
                                                            --------------     --------------
  Net increase (decrease) from capital share
   transactions .........................................      (10,017,395)       (66,989,203)
                                                            --------------     --------------
 Total increase (decrease) in net assets ................      218,044,043       (749,990,526)
                                                            --------------     --------------
NET ASSETS at beginning of period .......................    2,060,555,472      2,810,545,998
                                                            --------------     --------------
NET ASSETS at end of period .............................   $2,278,599,515     $2,060,555,472
                                                            ==============     ==============
 Undistributed net investment income (loss)
  included in net assets at end of period ...............   $     (272,804)    $      120,070
                                                            ==============     ==============
SHARE TRANSACTIONS:
 Number of shares sold ..................................        9,568,554         37,320,386
 Number of shares issued through reinvestment
  of dividends and distributions ........................               --             59,968
 Number of shares redeemed ..............................      (11,600,904)       (48,247,155)
                                                            --------------     --------------
  Net increase (decrease) in shares outstanding .........       (2,032,350)       (10,866,801)
                                                            ==============     ==============

                                                                Aggressive Opportunities
                                                          ------------------------------------
                                                            For the Period
                                                            from January 1,       For the
                                                           2003 to June 30,      Year Ended
                                                                 2003           December 31,
                                                              (Unaudited)           2002
                                                          ------------------ -----------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income (loss) ...........................   $      (1,589)    $    (3,597,481)
 Net realized loss on sale of investments, futures
  contracts and foreign currency transactions ...........     (13,479,583)       (307,984,908)
 Net change in unrealized appreciation
  (depreciation) of investments, futures contracts
  and foreign currency transactions .....................     123,620,453         (22,741,341)
                                                            -------------     ---------------
 Net increase (decrease) in net assets resulting
  from operations .......................................     110,139,281        (334,323,730)
                                                            -------------     ---------------
Distributions to shareholders from:
 Net investment income ..................................              --                  --
                                                            -------------     ---------------
  Total distributions ...................................              --                  --
                                                            -------------     ---------------
Capital share transactions:
 Proceeds from sale of shares ...........................      55,600,528         205,386,982
 Reinvestment of distributions ..........................              --                  --
 Value of shares redeemed ...............................     (37,064,135)       (117,640,044)
                                                            -------------     ---------------
  Net increase (decrease) from capital share
   transactions .........................................      18,536,393          87,746,938
                                                            -------------     ---------------
 Total increase (decrease) in net assets ................     128,675,674        (246,576,792)
                                                            -------------     ---------------
NET ASSETS at beginning of period .......................     572,470,090         819,046,882
                                                            -------------     ---------------
NET ASSETS at end of period .............................   $ 701,145,764     $   572,470,090
                                                            =============     ===============
 Undistributed net investment income (loss)
  included in net assets at end of period ...............   $  (4,294,144)    $    (4,292,555)
                                                            =============     ===============
SHARE TRANSACTIONS:
 Number of shares sold ..................................       8,525,074          26,304,320
 Number of shares issued through reinvestment
  of dividends and distributions ........................              --                  --
 Number of shares redeemed ..............................      (5,658,401)        (15,314,898)
                                                            -------------     ---------------
  Net increase (decrease) in shares outstanding .........       2,866,673          10,989,422
                                                            =============     ===============


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                                 International
                                                                                     -------------------------------------
                                                                                       For the Period
                                                                                       from January 1,         For the
                                                                                      2003 to June 30,       Year Ended
                                                                                            2003            December 31,
                                                                                         (Unaudited)            2002
                                                                                     ------------------   ----------------
Increase (decrease) in net assets resulting from operations:
 Net investment income ...........................................................     $   3,090,202       $   2,610,096
 Net realized loss on sale of investments and foreign currency transactions ......        (6,962,823)        (69,133,179)
 Net change in unrealized appreciation of investments and foreign currency
  transactions ...................................................................        25,711,480          17,052,326
                                                                                       -------------       -------------
 Net increase (decrease) in net assets resulting from operations .................        21,838,859         (49,470,757)
                                                                                       -------------       -------------
Distributions to shareholders from:
 Net investment income ...........................................................                --          (3,314,155)
                                                                                       -------------       -------------
  Total distributions ............................................................                --          (3,314,155)
                                                                                       -------------       -------------
Capital share transactions:
 Proceeds from sale of shares ....................................................        30,457,554         120,470,050
 Reinvestment of distributions ...................................................                --           3,314,155
 Value of shares redeemed ........................................................       (18,296,399)        (92,435,140)
                                                                                       -------------       -------------
  Net increase from capital share transactions ...................................        12,161,155          31,349,065
                                                                                       -------------       -------------
 Total increase (decrease) in net assets .........................................        34,000,014         (21,435,847)
                                                                                       -------------       -------------
NET ASSETS at beginning of period ................................................       282,920,874         304,356,721
                                                                                       -------------       -------------
NET ASSETS at end of period ......................................................     $ 316,920,888       $ 282,920,874
                                                                                       =============       =============
 Undistributed net investment income (loss) included in net assets at
  end of period ..................................................................     $   2,325,980       $    (764,222)
                                                                                       =============       =============
SHARE TRANSACTIONS:
 Number of shares sold ...........................................................         4,763,022          16,229,303
 Number of shares issued through reinvestment of dividends and distributions .....                --             490,260
 Number of shares redeemed .......................................................        (2,702,450)        (12,219,928)
                                                                                       -------------       -------------
  Net increase in shares outstanding .............................................         2,060,572           4,499,635
                                                                                       =============       =============


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                   Core Bond Index                     500 Stock Index
                                                         ----------------------------------- -----------------------------------
                                                           For the Period                      For the Period
                                                           from January 1,       For the       from January 1,       For the
                                                          2003 to June 30,     Year Ended     2003 to June 30,     Year Ended
                                                                2003          December 31,          2003          December 31,
                                                             (Unaudited)          2002           (Unaudited)          2002
                                                         ------------------ ---------------- ------------------ ----------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................   $  10,900,864     $   23,921,276     $  1,556,793     $   2,839,563
 Net realized gain (loss) on sale of investments
  and futures contracts* ...............................       4,364,333          8,643,953       (3,958,022)      (24,173,184)
 Net change in unrealized appreciation
  (depreciation) of investments and futures
  contracts* ...........................................       5,389,102         13,203,505       27,837,214       (35,259,122)
                                                           -------------     --------------     ------------     -------------
 Net increase (decrease) in net assets resulting
  from operations ......................................      20,654,299         45,768,734       25,435,985       (56,592,743)
                                                           -------------     --------------     ------------     -------------
Distributions to shareholders from:
 Net investment income--Class I ........................      (9,202,988)       (19,372,054)              --        (1,029,588)
 Net investment income--Class II .......................      (3,789,798)        (7,148,210)              --        (1,798,646)
 Net realized gain on investments--Class I .............              --           (140,771)              --                --
 Net realized gain on investments--Class II ............              --            (54,748)              --                --
                                                           -------------     --------------     ------------     -------------
  Total distributions ..................................     (12,992,786)       (26,715,783)              --        (2,828,234)
                                                           -------------     --------------     ------------     -------------
Capital share transactions:
 Proceeds from sale of shares--Class I .................      56,761,258        135,172,672       14,520,980        20,553,300
 Proceeds from sale of shares--Class II ................      15,134,872         48,722,632       23,967,420        38,870,388
 Reinvestment of distributions--Class I ................       7,779,439         19,512,825               --         1,029,588
 Reinvestment of distributions--Class II ...............       3,220,656          7,202,957               --         1,798,646
 Value of shares redeemed--Class I .....................     (37,331,784)      (128,481,875)      (7,245,312)       (9,619,170)
 Value of shares redeemed--Class II ....................     (10,987,696)       (27,138,959)      (9,898,583)      (29,229,543)
                                                           -------------     --------------     ------------     -------------
  Net increase from capital share transactions .........      34,576,745         54,990,252       21,344,505        23,403,209
                                                           -------------     --------------     ------------     -------------
 Total increase (decrease) in net assets ...............      42,238,258         74,043,203       46,780,490       (36,017,768)
                                                           -------------     --------------     ------------     -------------
NET ASSETS at beginning of period ......................     534,687,839        460,644,636      206,033,976       242,051,744
                                                           -------------     --------------     ------------     -------------
NET ASSETS at end of period ............................   $ 576,926,097     $  534,687,839     $252,814,466     $ 206,033,976
                                                           =============     ==============     ============     =============
 Undistributed net investment income (loss)
  included in net assets at end of period ..............   $  (1,523,031)    $      568,891     $  1,566,736     $       9,943
                                                           =============     ==============     ============     =============
SHARE TRANSACTIONS:
 Number of shares sold--Class I ........................       5,387,719         13,213,503        2,039,833         2,674,304
 Number of shares issued through reinvestment
  of dividends and distributions--Class I ..............         739,423          1,911,677               --           145,834
 Number of shares redeemed--Class I ....................      (3,545,399)       (12,538,004)      (1,021,285)       (1,306,697)
                                                           -------------     --------------     ------------     -------------
  Net increase in shares outstanding--Class I ..........       2,581,743          2,587,176        1,018,548         1,513,441
                                                           =============     ==============     ============     =============
 Number of shares sold--Class II .......................       1,435,594          4,744,429        3,542,690         5,152,715
 Number of shares issued through reinvestment
  of dividends and distributions--Class II .............         305,182            702,794               --           267,656
 Number of shares redeemed--Class II ...................      (1,041,018)        (2,666,482)      (1,479,205)       (3,906,130)
                                                           -------------     --------------     ------------     -------------
  Net increase in shares outstanding--Class II .........         699,758          2,780,741        2,063,485         1,514,241
                                                           =============     ==============     ============     =============

-------
 * Allocated from Master Investment Portfolio (Note 1)


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                 Broad Market Index               Mid/Small Company Index
                                                         ----------------------------------- ----------------------------------
                                                           For the Period                      For the Period
                                                           from January 1,       For the       from January 1,      For the
                                                          2003 to June 30,     Year Ended     2003 to June 30,     Year Ended
                                                                2003          December 31,          2003          December 31,
                                                             (Unaudited)          2002           (Unaudited)          2002
                                                         ------------------ ---------------- ------------------ ---------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................    $  2,589,622     $    5,041,902     $    250,044     $     456,147
 Net realized loss on sale of investments and
  futures contracts* ...................................      (8,248,006)       (42,297,189)      (1,602,867)       (3,521,136)
 Net change in unrealized appreciation
  (depreciation) of investments and futures
  contracts* ...........................................      55,136,317        (69,911,716)      10,094,465        (8,917,699)
                                                            ------------     --------------     ------------     -------------
 Net increase (decrease) in net assets resulting
  from operations ......................................      49,477,933       (107,167,003)       8,741,642       (11,982,688)
                                                            ------------     --------------     ------------     -------------
Distributions to shareholders from:
 Net investment income--Class I ........................              --           (205,731)              --                --
 Net investment income--Class II .......................              --           (696,586)              --                --
                                                            ------------     --------------     ------------     -------------
  Total distributions ..................................              --           (902,317)              --                --
                                                            ------------     --------------     ------------     -------------
Capital share transactions:
 Proceeds from sale of shares--Class I .................      13,034,019         15,948,446        4,051,549         7,661,369
 Proceeds from sale of shares--Class II ................      17,711,045         35,809,654        5,293,750        10,098,189
 Reinvestment of distributions--Class I ................              --            205,731               --                --
 Reinvestment of distributions--Class II ...............              --            696,586               --                --
 Value of shares redeemed--Class I .....................      (7,821,159)       (25,917,829)      (3,414,362)       (4,335,481)
 Value of shares redeemed--Class II ....................      (7,635,013)       (35,173,689)      (2,719,502)       (9,119,613)
                                                            ------------     --------------     ------------     -------------
  Net increase (decrease) from capital share
   transactions ........................................      15,288,892         (8,431,101)       3,211,435         4,304,464
                                                            ------------     --------------     ------------     -------------
 Total increase (decrease) in net assets ...............      64,766,825       (116,500,421)      11,953,077        (7,678,224)
                                                            ------------     --------------     ------------     -------------
NET ASSETS at beginning of period ......................     379,648,227        496,148,648       52,700,076        60,378,300
                                                            ------------     --------------     ------------     -------------
NET ASSETS at end of period ............................    $444,415,052     $  379,648,227     $ 64,653,153     $  52,700,076
                                                            ============     ==============     ============     =============
 Undistributed net investment income included in
  net assets at end of period ..........................    $  7,630,641     $    5,041,019     $    700,454     $     450,410
                                                            ============     ==============     ============     =============
SHARE TRANSACTIONS:
 Number of shares sold--Class I ........................       1,863,115          2,050,345          450,523           818,052
 Number of shares issued through reinvestment
  of dividends and distributions--Class I ..............              --             29,390               --                --
 Number of shares redeemed--Class I ....................      (1,116,779)        (3,457,595)        (402,349)         (483,286)
                                                            ------------     --------------     ------------     -------------
  Net increase (decrease) in shares
   outstanding--Class I ................................         746,336         (1,377,860)          48,174           334,766
                                                            ============     ==============     ============     =============
 Number of shares sold--Class II .......................       2,682,371          4,672,939          616,944         1,099,171
 Number of shares issued through reinvestment
  of dividends and distributions--Class II .............              --            104,908               --                --
 Number of shares redeemed--Class II ...................      (1,153,681)        (4,697,785)        (332,053)       (1,020,003)
                                                            ------------     --------------     ------------     -------------
  Net increase in shares outstanding--Class II .........       1,528,690             80,062          284,891            79,168
                                                            ============     ==============     ============     =============

-------
 * Allocated from Master Investment Portfolio (Note 1)


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                           Overseas Equity Index
                                                                                    ------------------------------------
                                                                                      For the Period
                                                                                      from January 1,        For the
                                                                                     2003 to June 30,       Year Ended
                                                                                           2003            December 31,
                                                                                        (Unaudited)            2002
                                                                                    ------------------   ---------------
Increase (decrease) in net assets resulting from operations:
 Net investment income ..........................................................      $    689,596       $     670,858
 Net realized loss on sale of investments, futures contracts and foreign
  currency transactions* ........................................................        (1,008,568)         (3,490,609)
 Net change in unrealized appreciation (depreciation) of investments, futures
  contracts and foreign currency transactions* ..................................         4,889,590          (4,440,040)
                                                                                       ------------       -------------
 Net increase (decrease) in net assets resulting from operations ................         4,570,618          (7,259,791)
                                                                                       ------------       -------------
Distributions to shareholders from:
 Net investment income--Class I .................................................                --            (635,500)
 Net investment income--Class II ................................................                --            (159,550)
                                                                                       ------------       -------------
  Total distributions ...........................................................                --            (795,050)
                                                                                       ------------       -------------
Capital share transactions:
 Proceeds from sale of shares--Class I ..........................................         6,595,527          27,578,438
 Proceeds from sale of shares--Class II .........................................         3,731,578           6,047,539
 Reinvestment of distributions--Class I .........................................                --             635,500
 Reinvestment of distributions--Class II ........................................                --             159,550
 Value of shares redeemed--Class I ..............................................        (3,690,946)        (21,992,521)
 Value of shares redeemed--Class II .............................................        (1,318,483)         (5,195,291)
                                                                                       ------------       -------------
  Net increase from capital share transactions ..................................         5,317,676           7,233,215
                                                                                       ------------       -------------
 Total increase (decrease) in net assets ........................................         9,888,294            (821,626)
                                                                                       ------------       -------------
NET ASSETS at beginning of period ...............................................        43,074,115          43,895,741
                                                                                       ------------       -------------
NET ASSETS at end of period .....................................................      $ 52,962,409       $  43,074,115
                                                                                       ============       =============
 Undistributed net investment income (loss) included in net assets at
  end of period .................................................................      $    588,571       $    (101,025)
                                                                                       ============       =============
SHARE TRANSACTIONS:
 Number of shares sold--Class I .................................................         1,057,270           3,968,047
 Number of shares issued through reinvestment of dividends and
  distributions--Class I ........................................................                --             101,356
 Number of shares redeemed--Class I .............................................          (579,926)         (3,083,746)
                                                                                       ------------       -------------
  Net increase in shares outstanding--Class I ...................................           477,344             985,657
                                                                                       ============       =============
 Number of shares sold--Class II ................................................           604,047             881,236
 Number of shares issued through reinvestment of dividends and
  distributions--Class II .......................................................                --              26,815
 Number of shares redeemed--Class II ............................................          (215,002)           (752,349)
                                                                                       ------------       -------------
  Net increase in shares outstanding--Class II ..................................           389,045             155,702
                                                                                       ============       =============

-------
 * Allocated from Master Investment Portfolio (Note 1)


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                    Model Portfolios
                                                         -----------------------------------------------------------------------
                                                                  Savings Oriented                   Conservative Growth
                                                         ----------------------------------- -----------------------------------
                                                           For the Period                      For the Period
                                                           from January 1,       For the       from January 1,       For the
                                                          2003 to June 30,     Year Ended     2003 to June 30,     Year Ended
                                                                2003          December 31,          2003          December 31,
                                                             (Unaudited)          2002           (Unaudited)          2002
                                                         ------------------ ---------------- ------------------ ----------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................   $   2,122,878     $   4,503,663     $   3,121,799     $   7,504,708
 Net realized loss on sale of investments ..............      (1,596,220)       (6,583,052)       (4,300,756)      (27,869,956)
 Net change in unrealized appreciation
  (depreciation) of investments ........................       7,059,818           101,995        19,785,470          (119,112)
                                                           -------------     -------------     -------------     -------------
 Net increase (decrease) in net assets resulting
  from operations ......................................       7,586,476        (1,977,394)       18,606,513       (20,484,360)
                                                           -------------     -------------     -------------     -------------
Distributions to shareholders from:
 Net investment income .................................              --        (4,305,011)               --        (7,771,919)
 Net realized gain on investments ......................              --          (447,282)               --                --
                                                           -------------     -------------     -------------     -------------
  Total distributions ..................................              --        (4,752,293)               --        (7,771,919)
                                                           -------------     -------------     -------------     -------------
Capital share transactions:
 Proceeds from sale of shares ..........................      22,934,066        47,233,918        32,317,006        67,052,117
 Reinvestment of distributions .........................              --         4,750,820                --         7,771,919
 Value of shares redeemed ..............................     (14,006,393)      (22,787,815)      (15,811,474)      (46,594,286)
                                                           -------------     -------------     -------------     -------------
  Net increase from capital share transactions .........       8,927,673        29,196,923        16,505,532        28,229,750
                                                           -------------     -------------     -------------     -------------
 Total increase (decrease) in net assets ...............      16,514,149        22,467,236        35,112,045           (26,529)
                                                           -------------     -------------     -------------     -------------
NET ASSETS at beginning of period ......................     159,496,565       137,029,329       280,786,568       280,813,097
                                                           -------------     -------------     -------------     -------------
NET ASSETS at end of period ............................   $ 176,010,714     $ 159,496,565     $ 315,898,613     $ 280,786,568
                                                           =============     =============     =============     =============
 Undistributed net investment income included in
  net assets at end of period ..........................   $   2,583,524     $     460,646     $   3,131,181     $       9,382
                                                           =============     =============     =============     =============
SHARE TRANSACTIONS:
 Number of shares sold .................................       1,038,384         2,083,573         1,621,115         3,208,447
 Number of shares issued through reinvestment
  of dividends and distributions .......................              --           217,231                --           398,969
 Number of shares redeemed .............................        (630,426)       (1,006,308)         (804,639)       (2,282,113)
                                                           -------------     -------------     -------------     -------------
  Net increase in shares outstanding ...................         407,958         1,294,496           816,476         1,325,303
                                                           =============     =============     =============     =============



                       See Notes to Financial Statements.
28

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                    Model Portfolios
                                                         -----------------------------------------------------------------------
                                                                 Traditional Growth                   Long-Term Growth
                                                         ----------------------------------- -----------------------------------
                                                           For the Period                      For the Period
                                                           from January 1,       For the       from January 1,       For the
                                                          2003 to June 30,     Year Ended     2003 to June 30,     Year Ended
                                                                2003          December 31,          2003          December 31,
                                                             (Unaudited)          2002           (Unaudited)          2002
                                                         ------------------ ---------------- ------------------ ----------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................   $   4,123,827     $  11,098,341     $   2,207,698     $    7,415,385
 Net realized loss on sale of investments ..............     (24,856,419)      (61,112,239)       (4,164,088)       (39,637,698)
 Net change in unrealized appreciation
  (depreciation) of investments ........................      68,737,093       (29,534,899)       62,762,794        (74,027,001)
                                                           -------------     -------------     -------------     --------------
 Net increase (decrease) in net assets resulting
  from operations ......................................      48,004,501       (79,548,797)       60,806,404       (106,249,314)
                                                           -------------     -------------     -------------     --------------
Distributions to shareholders from:
 Net investment income .................................              --       (10,721,918)               --         (7,427,368)
 Net realized gain on investments ......................              --                --                --           (235,462)
                                                           -------------     -------------     -------------     --------------
  Total distributions ..................................              --       (10,721,918)               --         (7,662,830)
                                                           -------------     -------------     -------------     --------------
Capital share transactions:
 Proceeds from sale of shares ..........................      56,508,005       129,954,625        58,099,350        133,236,681
 Reinvestment of distributions .........................              --        10,721,918                --          7,662,830
 Value of shares redeemed ..............................     (40,169,038)      (55,208,788)      (14,854,936)       (31,625,132)
                                                           -------------     -------------     -------------     --------------
  Net increase from capital share transactions .........      16,338,967        85,467,755        43,244,414        109,274,379
                                                           -------------     -------------     -------------     --------------
 Total increase (decrease) in net assets ...............      64,343,468        (4,802,960)      104,050,818         (4,637,765)
                                                           -------------     -------------     -------------     --------------
NET ASSETS at beginning of period ......................     566,554,508       571,357,468       528,710,183        533,347,948
                                                           -------------     -------------     -------------     --------------
NET ASSETS at end of period ............................   $ 630,897,976     $ 566,554,508     $ 632,761,001     $  528,710,183
                                                           =============     =============     =============     ==============
 Undistributed net investment income included in
  net assets at end of period ..........................   $   4,837,208     $     713,381     $   2,207,698     $           --
                                                           =============     =============     =============     ==============
SHARE TRANSACTIONS:
 Number of shares sold .................................       3,203,601         6,906,104         3,658,126          7,657,339
 Number of shares issued through reinvestment
  of dividends and distributions .......................              --           626,280                --            497,585
 Number of shares redeemed .............................      (2,379,096)       (3,051,931)         (976,959)        (1,841,046)
                                                           -------------     -------------     -------------     --------------
  Net increase in shares outstanding ...................         824,505         4,480,453         2,681,167          6,313,878
                                                           =============     =============     =============     ==============


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                               Model Portfolios
                                                                                     ------------------------------------
                                                                                              All-Equity Growth
                                                                                     ------------------------------------
                                                                                       For the Period
                                                                                       from January 1,        For the
                                                                                      2003 to June 30,       Year Ended
                                                                                            2003            December 31,
                                                                                         (Unaudited)            2002
                                                                                     ------------------   ---------------
Increase (decrease) in net assets resulting from operations:
 Net investment income (loss) ....................................................      $    (56,835)      $     211,221
 Net realized loss on sale of investments ........................................          (828,118)         (4,883,573)
 Net change in unrealized appreciation (depreciation) of investments .............         9,090,078          (8,289,658)
                                                                                        ------------       -------------
 Net increase (decrease) in net assets resulting from operations .................         8,205,125         (12,962,010)
                                                                                        ------------       -------------
Distributions to shareholders from:
 Net investment income ...........................................................                --            (211,221)
 Return of capital ...............................................................                --              (1,535)
                                                                                        ------------       -------------
  Total distributions ............................................................                --            (212,756)
                                                                                        ------------       -------------
Capital share transactions:
 Proceeds from sale of shares ....................................................        19,731,138          38,467,020
 Reinvestment of distributions ...................................................                --             212,756
 Value of shares redeemed ........................................................        (4,009,163)         (8,537,730)
                                                                                        ------------       -------------
  Net increase from capital share transactions ...................................        15,721,975          30,142,046
                                                                                        ------------       -------------
 Total increase in net assets ....................................................        23,927,100          16,967,280
                                                                                        ------------       -------------
NET ASSETS at beginning of period ................................................        54,779,089          37,811,809
                                                                                        ------------       -------------
NET ASSETS at end of period ......................................................      $ 78,706,189       $  54,779,089
                                                                                        ============       =============
 Undistributed net investment income (loss) included in net assets at
  end of period ..................................................................      $    (56,835)      $          --
                                                                                        ============       =============
SHARE TRANSACTIONS:
 Number of shares sold ...........................................................         1,307,202           2,284,622
 Number of shares issued through reinvestment of dividends and distributions .....                --              14,592
 Number of shares redeemed .......................................................          (265,306)           (515,131)
                                                                                        ------------       -------------
  Net increase in shares outstanding .............................................         1,041,896           1,784,083
                                                                                        ============       =============


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                             Money Market
                                               ------------------------------------------------------------------------
                                                 For the Period                                          For the Period
                                                 from January 1,                                         from March 1,
                                                2003 to June 30,                                            1999* to
                                                      2003           For the Year Ended December 31,      December 31,
                                                   (Unaudited)        2002         2001         2000          1999
                                               ------------------ ------------ ------------ ----------- ---------------
Net Asset Value, beginning of period .........      $  1.00         $  1.00      $  1.00      $ 1.00       $   1.00
Income from investment operations:
 Net investment income .......................           --**          0.01         0.04        0.06           0.04
 Net realized and unrealized gain on
  investments ................................           --               --           --          --            --
                                                    -------         --------     --------     -------      --------
Total from investment operations .............           --**          0.01         0.04        0.06           0.04
                                                    -------         --------     --------     -------      --------
Less distributions:
 From net investment income ..................           --**          (0.01)       (0.04)      (0.06)        (0.04)
                                                    -------         --------     --------     -------      --------
Total distributions ..........................           --**          (0.01)       (0.04)      (0.06)        (0.04)
                                                    -------         --------     --------     -------      --------
Net Asset Value, end of period ...............      $  1.00         $  1.00      $  1.00      $ 1.00       $   1.00
                                                    =======         ========     ========     =======      ========
Total return .................................         0.36%++          1.32%        3.70%       6.05%         4.00%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............      $119,253        $138,232     $119,652     $93,385      $ 76,773
Ratios to average net assets:
 Ratio of expenses to average net assets .....         0.63%+           0.61%        0.55%       0.55%         0.55%+
 Ratio of net investment income
  to average net assets ......................         0.72%+           1.30%        3.54%       5.89%         4.70%+
Ratio of expenses to average net assets
 prior to expense reductions and
 reimbursed expenses .........................          N/A             0.64%        0.62%       0.61%         0.60%+
Ratio of net investment income to average
 net assets prior to expense reductions
 and reimbursed expenses .....................          N/A             1.27%        3.47%       5.83%         4.65%+
Portfolio turnover ...........................          N/A              N/A          N/A         N/A           N/A

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Rounds to less than $0.01

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                            Income Preservation
                                                       --------------------------------------------------------------
                                                         For the Period                               For the Period
                                                         from January 1,                             from December 4,
                                                        2003 to June 30,     For the Year Ended          2000* to
                                                              2003              December 31,           December 31,
                                                           (Unaudited)        2002o      2001(a)#         2000#
                                                       ------------------ ------------ ------------ -----------------
Net Asset Value, beginning of period .................     $  100.00        $ 100.00     $ 100.00      $  100.00
Income from investment operations:
 Net investment income ...............................          1.87           4.02         5.08            0.47
 Net realized and unrealized gain on investments
  and futures and foreign currency transactions ......            --**           --**         --**            --
                                                           ---------        --------     --------      ---------
Total from investment operations .....................          1.87           4.02         5.08            0.47
                                                           ---------        --------     --------      ---------
Less distributions:
 From net investment income ..........................         (1.87)         (4.02)       (4.93)          (0.47)
 From net realized gains .............................            --          (0.47)       (2.45)             --
 Reverse stock split (Note 10) .......................            --           0.47         2.45              --
 Return of capital ...................................            --             --        (0.15)             --
                                                           ---------        --------     --------      ---------
Total distributions ..................................         (1.87)         (4.02)       (5.08)          (0.47)
                                                           ---------        --------     --------      ---------
Net Asset Value, end of period .......................     $  100.00        $ 100.00     $ 100.00      $  100.00
                                                           =========        ========     ========      =========
Total return .........................................          1.88%++        4.09%        5.18%           0.46%++
Ratios/Supplemental data:
 Net assets, end of period (000) .....................     $ 522,739        $454,683     $408,910      $ 329,137
Ratios to average net assets:
 Ratio of expenses to average net assets .............          0.82%+         0.83%        0.84%           0.78%+
 Ratio of net investment income to average
  net assets .........................................          3.76%+         4.02%        5.06%           6.90%+
Portfolio turnover ...................................           129%++         310%         213%            139%++

----------
  + Annualized
 ++ Not annualized
  * Commencement of operations
  o Per share amounts were calculated using average shares outstanding.
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was an increase in net investment income per share of less than
    $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the period prior to January 1, 2001 have not been restated to reflect this change in position.
 ** Rounds to less than  $0.01
  # Per share amounts were restated to reflect a 0.9953 reverse stock split effective December 27, 2002.


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                       US Government Securities
                                               ------------------------------------------------------------------------
                                                 For the Period                                          For the Period
                                                 from January 1,                                         from March 1,
                                                2003 to June 30,                                            1999* to
                                                      2003           For the Year Ended December 31,      December 31,
                                                   (Unaudited)        2002        2001(a)       2000          1999
                                               ------------------ ------------ ------------ ----------- ---------------
Net Asset Value, beginning of period .........     $  10.76        $  10.34     $  10.07     $  9.50       $ 10.00
Income from investment operations:
 Net investment income .......................         0.14            0.34         0.46        0.53          0.44
 Net realized and unrealized gain (loss)
  on investments .............................         0.12            0.54         0.27        0.57         (0.50)
                                                   --------        --------      -------     -------       -------
Total from investment operations .............         0.26            0.88         0.73        1.10         (0.06)
                                                   --------        --------      -------     -------       -------
Less distributions:
 From net investment income ..................        (0.16)          (0.35)       (0.46)      (0.53)        (0.44)
 From net realized gains .....................           --           (0.11)          --          --            --
                                                   --------        --------     --------     -------       -------
Total distributions ..........................        (0.16)          (0.46)       (0.46)      (0.53)        (0.44)
                                                   --------        --------     --------     -------       -------
Net Asset Value, end of period ...............     $  10.86        $  10.76     $  10.34     $ 10.07       $  9.50
                                                   ========        ========     ========     =======       =======
Total return .................................         2.46%++         8.76%        7.42%      12.00%        (0.66)%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $233,909        $235,644     $150,807     $87,209       $76,468
Ratios to average net assets:
 Ratio of expenses to average net assets .....         0.60%+          0.61%        0.64%       0.68%         0.66%+
 Ratio of net investment income to
  average net assets .........................         2.70%+          3.30%        4.52%       5.54%         5.26%+
Portfolio turnover ...........................           55%++          114%         278%        121%          176%++

----------
  + Annualized
 ++ Not annualized
  * Commencement of operations
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                             Asset Allocation
                                               ----------------------------------------------------------------------------
                                                 For the Period                                             For the Period
                                                 from January 1,                                             from March 1,
                                                2003 to June 30,                                               1999* to
                                                      2003            For the Year Ended December 31,        December 31,
                                                   (Unaudited)         2002        2001(a)        2000           1999
                                               ------------------ ------------- ------------ ------------- ----------------
Net Asset Value, beginning of period .........     $   5.49         $   6.52     $   9.96      $  10.49      $    10.00
Income from investment operations:
 Net investment income .......................         0.03             0.10         0.21          0.29            0.24
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         0.59            (1.13)       (0.83)        (0.36)           0.62
                                                   --------         --------     --------      --------      ----------
Total from investment operations .............         0.62            (1.03)       (0.62)        (0.07)           0.86
                                                   --------         --------     --------      --------      ----------
Less distributions:
 From net investment income ..................           --               --        (0.21)        (0.29)          (0.24)
 From net realized gains .....................           --               --        (1.10)        (0.17)          (0.13)
 In excess of net realized gain on
  investments ................................           --               --        (1.22)           --              --
 Return of capital ...........................           --               --        (0.29)           --              --
                                                   --------         --------     --------      --------      ----------
Total distributions ..........................           --               --        (2.82)        (0.46)          (0.37)
                                                   --------         --------     --------      --------      ----------
Net Asset Value, end of period ...............     $   6.11         $   5.49     $   6.52      $   9.96      $    10.49
                                                   ========         ========     ========      ========      ==========
Total return .................................        11.29%++        (15.80)%      (5.42)%       (0.71)%          8.61%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $695,227         $648,156     $876,207      $986,504      $1,100,101
Ratios to average net assets:
 Ratio of expenses to average net assets .....         0.76%+           0.75%        0.75%         0.78%           0.80%+
 Ratio of net investment income to
  average net assets .........................         0.84%+           1.61%        2.21%         2.61%           2.68%+
Portfolio turnover ...........................            1%++            25%         107%           19%              6%++

----------
  + Annualized
 ++ Not annualized
  * Commencement of operations
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                             Equity Income
                                               --------------------------------------------------------------------------
                                                 For the Period                                            For the Period
                                                 from January 1,                                           from March 1,
                                                2003 to June 30,                                              1999* to
                                                      2003            For the Year Ended December 31,       December 31,
                                                   (Unaudited)         2002         2001         2000           1999
                                               ------------------ ------------- ------------ ------------ ---------------
Net Asset Value, beginning of period .........     $   5.98         $   7.12      $   8.15      $  7.16       $  10.00
Income from investment operations:
 Net investment income .......................         0.04             0.09          0.11         0.15           0.18
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         0.72            (1.15)         0.06         1.11          (0.68)
                                                   --------         --------      --------      -------       --------
Total from investment operations .............         0.76            (1.06)         0.17         1.26          (0.50)
                                                   --------         --------      --------      -------       --------
Less distributions:
 From net investment income ..................           --            (0.08)        (0.11)       (0.15)         (0.18)
 From net realized gains .....................           --               --         (0.29)       (0.12)         (2.16)
 In excess of net realized gain on
  investments ................................           --               --         (0.78)          --             --
 Return of capital ...........................           --               --         (0.02)          --             --
                                                   --------         --------      --------     --------       --------
Total distributions ..........................           --            (0.08)        (1.20)       (0.27)         (2.34)
                                                   --------         --------      --------     --------       --------
Net Asset Value, end of period ...............     $   6.74         $   5.98      $   7.12      $  8.15       $   7.16
                                                   ========         ========      ========     ========       ========
Total return .................................        12.71%++        (14.96)%        2.92%       17.56%         (4.60)%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $642,765         $565,046      $628,075     $522,954       $486,690
Ratios to average net assets:
 Ratio of expenses to average net assets .....         0.94%+           0.92%         0.94%        0.85%          0.76%+
 Ratio of net investment income to
  average net assets .........................         1.32%+           1.21%         1.37%        2.00%          2.07%+
Ratio of expenses to average net assets
 after expense reductions and reimbursed
 expenses ....................................         0.93%+           0.90%         0.92%        0.79%          0.75%+
Ratio of net investment income to average
 net assets after expense reductions and
 reimbursed expenses .........................         1.33%+           1.23%         1.39%        2.06%          2.08%+
Portfolio turnover ...........................            6%++            17%           16%          58%            77%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                   Growth & Income
                                                      --------------------------------------------------------------------------
                                                       For the Period                                             For the Period
                                                       from January 1,                                            from March 1,
                                                      2003 to June 30,                                               1999* to
                                                            2003            For the Year Ended December 31,        December 31,
                                                         (Unaudited)        2002          2001         2000           1999
                                                      ----------------   ----------     ---------   ----------     --------------
Net Asset Value, beginning of period ...............     $   7.24         $   9.45       $ 10.83      $  11.85      $  10.00
Income from investment operations:
 Net investment income .............................         0.03             0.05          0.05          0.06          0.01
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ............................         0.93            (2.22)        (0.62)         0.44          2.31
                                                         --------         --------       -------      --------       -------
Total from investment operations ...................         0.96            (2.17)        (0.57)         0.50          2.32
                                                         --------         --------       -------      --------       -------
Less distributions:
 From net investment income ........................           --            (0.04)        (0.05)        (0.06)        (0.01)
 From net realized gains ...........................           --               --            --         (1.46)        (0.46)
 In excess of net realized gain on investments .....           --               --         (0.70)           --            --
 Return of capital .................................           --               --         (0.06)           --            --
                                                         --------         --------       -------      --------      --------
Total distributions ................................           --            (0.04)        (0.81)        (1.52)        (0.47)
                                                         --------         --------       -------      --------      --------
Net Asset Value, end of period .....................     $   8.20         $   7.24       $  9.45      $  10.83      $  11.85
                                                         ========         ========       =======      ========      ========
Total return .......................................        13.26%++        (22.93)%       (4.77)%        4.21%        23.50%++
Ratios/Supplemental data:
 Net assets, end of period (000) ...................     $602,803         $515,597       $436,285     $376,137      $235,062
Ratios to average net assets:
 Ratio of expenses to average net assets ...........         0.86%+           0.84%         0.88%         0.82%         0.96%+
 Ratio of net investment income to average
  net assets .......................................         0.86%+           0.76%         0.52%         0.58%         0.15%+
Ratio of expenses to average net assets after
 expense reductions and reimbursed expenses ........         0.84%+           0.81%         0.85%         0.79%         0.94%+
Ratio of net investment income to average net
 assets after expense reductions and
 reimbursed expenses ...............................         0.87%+           0.79%         0.55%         0.61%         0.17%+
Portfolio turnover .................................            9%++            29%           58%           94%           51%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations


                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                    Growth
                                                ------------------------------------------------------------------------------
                                                 For the Period                                                For the Period
                                                 from January 1,                                                from March 1,
                                                2003 to June 30,                                                  1999* to
                                                      2003             For the Year Ended December 31,          December 31,
                                                   (Unaudited)         2002         2001           2000             1999
                                                ----------------  -----------    ----------     ----------     ---------------
Net Asset Value, beginning of period .........    $     6.27       $     8.28    $    10.77     $    13.21       $    10.00
Income from investment operations:
 Net investment income (loss) ................            --**             --**       (0.00)**       (0.01)              --**
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................          0.70            (2.01)        (1.69)         (0.33)            3.95
                                                  ----------       ----------    ----------     ----------       ----------
Total from investment operations .............          0.70            (2.01)        (1.69)         (0.34)            3.95
                                                  ----------       ----------    ----------     ----------       ----------
Less distributions:
 From net investment income ..................            --            (0.00)**      (0.00)**       (0.02)           (0.00)**
 From net realized gains .....................            --               --         (0.00)**       (2.08)           (0.74)
 In excess of net realized gain on
  investments ................................            --               --         (0.72)            --               --
 Return of capital ...........................            --               --         (0.08)            --               --
                                                  ----------       ----------    ----------     ----------       ----------
Total distributions ..........................            --            (0.00)**      (0.80)         (2.10)           (0.74)
                                                  ----------       ----------    ----------     ----------       ----------
Net Asset Value, end of period ...............    $     6.97       $     6.27    $     8.28     $    10.77       $    13.21
                                                  ==========       ==========    ==========     ==========       ==========
Total return .................................         11.16%++        (24.26)%      (15.21)%        (2.56)%          40.03%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............    $2,278,600       $2,060,555    $2,810,546     $3,349,618       $3,361,695
Ratios to average net assets:
 Ratio of expenses to average net assets .....          0.97%+           0.91%         0.89%          0.86%            0.81%+
 Ratio of net investment income (loss) to
  average net assets .........................         (0.06)%+         (0.01)%       (0.05)%        (0.09)%          (0.02)%+
Ratio of expenses to average net assets
 after expense reductions and reimbursed
 expenses ....................................          0.95%+           0.88%         0.88%          0.84%            0.80%+
Ratio of net investment loss to average net
 assets after expense reductions and
 reimbursed expenses .........................         (0.04)%+          0.02%        (0.04)%        (0.07)%          (0.01)%+
Portfolio turnover ...........................            21%++            74%           40%            59%             129%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Rounds to less than $0.01

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)



                                                                           Aggressive Opportunities
                                                ----------------------------------------------------------------------------
                                                 For the Period                                               For the Period
                                                 from January 1,                                              from March 1,
                                                2003 to June 30,                                                 1999* to
                                                      2003             For the Year Ended December 31,         December 31,
                                                   (Unaudited)         2002          2001           2000           1999
                                                ----------------   ----------    ----------      ---------    --------------
Net Asset Value, beginning of period .........    $   6.27          $  10.19      $  11.82        $ 15.82       $  10.00
Income from investment operations:
 Net investment loss .........................          --**           (0.04)        (0.07)         (0.03)         (0.04)
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................        1.17             (3.88)        (1.56)         (1.45)          6.34
                                                  --------          --------      --------       --------       --------
Total from investment operations .............        1.17             (3.92)        (1.63)         (1.48)          6.30
                                                  --------          --------      --------       --------       --------
Less distributions:
 From net realized gains .....................          --                --            --          (2.52)         (0.48)
 In excess of net realized gain on
  investments ................................          --                --         (0.00)**          --             --
                                                  --------          --------      --------       --------       --------
Total distributions ..........................          --                --            --          (2.52)         (0.48)
                                                  --------          --------      --------       --------       --------
Net Asset Value, end of period ...............    $   7.44          $   6.27      $  10.19       $  11.82       $  15.82
                                                  ========          ========      ========       ========       ========
Total return .................................       18.66%++         (38.47)%      (13.75)%        (9.35)%        63.39%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............    $701,146          $572,470      $819,047       $850,915       $631,505
Ratios to average net assets:
 Ratio of expenses to average net assets .....        1.25%+            1.18%         1.24%          1.25%          1.28%+
 Ratio of net investment loss to average
  net assets .................................       (0.05)%+          (0.58)%       (0.72)%        (0.29)%        (0.48)%+
Ratio of expenses to average net assets
 after expense reductions and reimbursed
 expenses ....................................        1.20%+            1.14%         1.19%          1.24%          1.28%+
Ratio of net investment loss to average net
 assets after expense reductions and
 reimbursed expenses .........................       (0.00)%+#         (0.54)%       (0.67)%        (0.28)%        (0.48)%+
Portfolio turnover ...........................          53%++            128%          102%            41%            50%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Rounds to less than $0.01
 # Rounds to less than 0.01%

                       See Notes to Financial Statements.
38

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                               International
                                                ---------------------------------------------------------------------------
                                                 For the Period                                              For the Period
                                                 from January 1,                                             from March 1,
                                                2003 to June 30,                                                1999* to
                                                      2003             For the Year Ended December 31,        December 31,
                                                   (Unaudited)         2002          2001          2000           1999
                                                ----------------    ---------    ----------    ----------    --------------
Net Asset Value, beginning of period .........     $   6.80         $   8.20      $  10.73      $  13.76       $  10.00
Income from investment operations:
 Net investment income .......................         0.07             0.07          0.06          0.07           0.08
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         0.38            (1.39)        (2.23)        (2.12)          4.15
                                                   --------         --------      --------      --------       --------
Total from investment operations .............         0.45            (1.32)        (2.17)        (2.05)          4.23
                                                   --------         --------      --------      --------       --------
Less distributions:
 From net investment income ..................           --            (0.08)           --         (0.12)         (0.15)
 From net realized gains .....................           --               --            --         (0.86)         (0.32)
 In excess of net realized gain on
  investments ................................           --               --         (0.25)           --             --
 Return of capital ...........................           --               --         (0.11)           --             --
                                                   --------         --------      --------      --------       --------
Total distributions ..........................           --            (0.08)        (0.36)        (0.98)         (0.47)
                                                   --------         --------      --------      --------       --------
Net Asset Value, end of period ...............     $   7.25         $   6.80      $   8.20      $  10.73       $  13.76
                                                   ========         ========      ========      ========       ========
Total return .................................         6.62%++        (16.08)%      (20.16)%      (14.91)%        42.62%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $316,921         $282,921      $304,357      $326,534       $316,937
Ratios to average net assets:
 Ratio of expenses to average net assets .....         1.25%+           1.20%         1.20%         1.15%          1.14%+
 Ratio of net investment income to
  average net assets .........................         2.15%+           0.85%         0.54%         0.44%          0.84%+
Ratio of expenses to average net assets
 after expense reductions and reimbursed
 expenses ....................................         1.23%+           1.16%         1.18%         1.13%          1.12%+
Ratio of net investment income to average
 net assets after expense reductions and
 reimbursed expenses .........................         2.17%+           0.89%         0.56%         0.46%          0.86%+
Portfolio turnover ...........................           18%++            81%           37%           40%            29%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                         Core Bond Index Class I
                                               ---------------------------------------------------------------------------
                                                 For the Period                                             For the Period
                                                 from January 1,                                            from March 1,
                                                2003 to June 30,                                               1999* to
                                                      2003            For the Year Ended December 31,        December 31,
                                                   (Unaudited)         2002         2001(a)       2000           1999
                                               ------------------ -------------- ------------ ------------ ---------------
Net Asset Value, beginning of period .........     $  10.46         $  10.07       $   9.85      $  9.41       $  10.00
Income from investment operations:
 Net investment income .......................         0.20             0.50           0.52         0.60           0.49
 Net realized and unrealized gain (loss)
  on investments .............................         0.18             0.44           0.30         0.44          (0.59)
                                                   --------         --------       --------      -------       --------
Total from investment operations .............         0.38             0.94           0.82         1.04          (0.10)
                                                   --------         --------       --------      -------       --------
Less distributions:
 From net investment income ..................        (0.24)           (0.55)         (0.60)       (0.60)         (0.49)
 From net realized gains .....................           --            (0.00)**          --           --             --
                                                   --------         --------       --------     --------       --------
Total distributions ..........................        (0.24)           (0.55)         (0.60)       (0.60)         (0.49)
                                                   --------         --------       --------     --------       --------
Net Asset Value, end of period ...............     $  10.60         $  10.46       $  10.07     $   9.85       $   9.41
                                                   ========         ========       ========     ========       ========
Total return .................................         3.72%++          9.69%          8.51%       11.43%         (1.05)%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $417,017         $384,323       $343,980     $293,330       $261,607
Ratios to average net assets:
 Ratio of expenses to average net
  assets*** ..................................         0.48%+           0.48%          0.48%        0.47%          0.47%+
 Ratio of net investment income to
  average net assets .........................         4.02%+           4.90%          5.58%        6.30%          5.99%+

----------
  +  Annualized
 ++  Not annualized
  *  Commencement of operations
 (a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.08, an increase in net realized and unrealized gains and losses per share of $0.08 and a decrease in the ratio of net investment income to average net assets from 5.98% to 5.58%. Per share data and ratios/ supplemental data for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
 **  Rounds to less than $0.01.
*** Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

                       See Notes to Financial Statements.
40

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                        Core Bond Index Class II
                                                -------------------------------------------------------------------------
                                                 For the Period                                            For the Period
                                                 from January 1,                                           from April 5,
                                                2003 to June 30,                                              1999* to
                                                      2003            For the Year Ended December 31,       December 31,
                                                   (Unaudited)         2002         2001(a)       2000          1999
                                                ----------------   -----------   ----------   ---------    --------------
Net Asset Value, beginning of period .........     $  10.49         $  10.10       $   9.88      $ 9.43      $  10.00
Income from investment operations:
 Net investment income .......................         0.21             0.53           0.55        0.62          0.45
 Net realized and unrealized gain (loss)
  on investments .............................         0.20             0.43           0.29        0.45         (0.57)
                                                   --------         --------       --------      ------      --------
Total from investment operations .............         0.41             0.96           0.84        1.07         (0.12)
                                                   --------         --------       --------      ------      --------
Less distributions:
 From net investment income ..................        (0.26)           (0.57)         (0.62)      (0.62)        (0.45)
 From net realized gains .....................           --            (0.00)**          --          --            --
                                                   --------         --------       --------     -------      --------
Total distributions ..........................        (0.26)           (0.57)         (0.62)      (0.62)        (0.45)
                                                   --------         --------       --------     -------      --------
Net Asset Value, end of period ...............     $  10.64         $  10.49       $  10.10     $  9.88      $   9.43
                                                   ========         ========       ========     =======      ========
Total return .................................         3.90%++          9.88%          8.71%      11.73%        (1.19)%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $159,909         $150,365       $116,664     $81,972      $ 48,288
Ratios to average net assets:
 Ratio of expenses to average net
  assets*** ..................................         0.28%+           0.28%          0.28%       0.27%         0.27%+
 Ratio of net investment income to
  average net assets .........................         3.92%+           5.10%          5.78%       6.53%         6.26%+

----------
  +  Annualized
 ++  Not annualized
  *  Commencement of operations
 (a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.07, an increase in net realized and unrealized gains and losses per share of $0.07 and a decrease in the ratio of net investment income to average net assets from 6.17% to 5.78%. Per share data and ratios/ supplemental data for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
 **  Rounds to less than $0.01.
*** Includes effect of expenses allocated from Master Investment Portfolio (Note 1)

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                          500 Stock Index Class I
                                                ---------------------------------------------------------------------------
                                                 For the Period                                              For the Period
                                                 from January 1,                                             from March 1,
                                                2003 to June 30,                                                1999* to
                                                      2003             For the Year Ended December 31,        December 31,
                                                   (Unaudited)         2002          2001          2000           1999
                                                ----------------   ----------    ----------    -----------   -------------
Net Asset Value, beginning of period .........     $   6.94         $   9.05      $  10.43       $  11.85       $  10.00
Income from investment operations:
 Net investment income .......................         0.04             0.09          0.08           0.10           0.09
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         0.75            (2.11)        (1.37)         (1.24)          1.86
                                                   --------         --------      --------       --------       --------
Total from investment operations .............         0.79            (2.02)        (1.29)         (1.14)          1.95
                                                   --------         --------      --------       --------       --------
Less distributions:
 From net investment income ..................           --            (0.09)        (0.08)         (0.07)         (0.07)
 From net realized gains .....................           --               --            --          (0.21)         (0.03)
 Return of capital ...........................           --               --         (0.01)            --             --
                                                   --------         --------      --------       --------       --------
Total distributions ..........................           --            (0.09)        (0.09)         (0.28)         (0.10)
                                                   --------         --------      --------       --------       --------
Net Asset Value, end of period ...............     $   7.73         $   6.94      $   9.05       $  10.43       $  11.85
                                                   ========         ========      ========       ========       ========
Total return .................................        11.38%++        (22.39)%      (12.29)%        (9.61)%        19.52%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $102,878         $ 85,250      $ 97,478       $100,732       $135,372
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................         0.47%+           0.47%         0.47%         0.44%           0.44%+
 Ratio of net investment income to
  average net assets .........................         1.31%+           1.17%         0.89%         0.83%           1.04%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)

                       See Notes to Financial Statements.
42

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                         500 Stock Index Class II
                                               ----------------------------------------------------------------------------
                                                 For the Period                                              For the Period
                                                 from January 1,                                             from April 5,
                                                2003 to June 30,                                                1999* to
                                                      2003             For the Year Ended December 31,        December 31,
                                                   (Unaudited)         2002          2001          2000           1999
                                               ------------------ ------------- ------------- ------------- ---------------
Net Asset Value, beginning of period .........     $   6.61         $   8.62      $   9.95       $  11.32       $  10.00
Income from investment operations:
 Net investment income .......................         0.05             0.10          0.09           0.10           0.08
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         0.71            (2.01)        (1.31)         (1.16)          1.36
                                                   --------         --------      --------       --------       --------
Total from investment operations .............         0.76            (1.91)        (1.22)         (1.06)          1.44
                                                   --------         --------      --------       --------       --------
Less distributions:
 From net investment income ..................           --            (0.10)        (0.10)         (0.10)         (0.09)
 From net realized gains .....................           --               --            --          (0.21)         (0.03)
 Return of capital ...........................           --               --         (0.01)            --             --
                                                   --------         --------      --------       --------       --------
Total distributions ..........................           --            (0.10)        (0.11)         (0.31)         (0.12)
                                                   --------         --------      --------       --------       --------
Net Asset Value, end of period ...............     $   7.37         $   6.61      $   8.62       $   9.95       $  11.32
                                                   ========         ========      ========       ========       ========
Total return .................................        11.50%++        (22.17)%      (12.17)%        (9.36)%        14.44%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $149,936         $120,784      $144,574       $149,423       $119,236
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................         0.27%+           0.27%         0.27%          0.24%          0.24%+
 Ratio of net investment income to
  average net assets .........................         1.50%+           1.37%         1.09%          1.02%          1.23%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                        Broad Market Index Class I
                                                ---------------------------------------------------------------------------
                                                 For the Period                                              For the Period
                                                 from January 1,                                             from March 1,
                                                2003 to June 30,                                                1999* to
                                                      2003             For the Year Ended December 31,        December 31,
                                                   (Unaudited)         2002          2001          2000           1999
                                                ----------------   ----------    ----------    ----------    --------------
Net Asset Value, beginning of period .........     $   6.89         $   8.80      $  10.17      $  12.21       $  10.00
Income from investment operations:
 Net investment income .......................         0.04             0.09          0.08          0.11           0.10
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         0.83            (1.99)        (1.30)        (1.42)          2.30
                                                   --------         --------      --------      --------       --------
Total from investment operations .............         0.87            (1.90)        (1.22)        (1.31)          2.40
                                                   --------         --------      --------      --------       --------
Less distributions:
 From net investment income ..................           --            (0.01)        (0.06)        (0.08)         (0.09)
 From net realized gains .....................           --               --         (0.09)        (0.65)         (0.10)
                                                   --------         --------      --------      --------       --------
Total distributions ..........................           --            (0.01)        (0.15)        (0.73)         (0.19)
                                                   --------         --------      --------      --------       --------
Net Asset Value, end of period ...............     $   7.76         $   6.89      $   8.80      $  10.17       $  12.21
                                                   ========         ========      ========      ========       ========
Total return .................................        12.63%++        (21.62)%      (11.87)%      (10.78)%        24.07%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $220,371         $190,706      $255,532      $313,268       $519,581
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................         0.48%+           0.49%         0.47%         0.47%          0.46%+
 Ratio of net investment income to
  average net assets .........................         1.22%+           1.07%         0.85%         0.74%          0.99%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)

                       See Notes to Financial Statements.
44

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                       Broad Market Index Class II
                                                ---------------------------------------------------------------------------
                                                 For the Period                                              For the Period
                                                 from January 1,                                             from April 5,
                                                2003 to June 30,                                                1999* to
                                                      2003             For the Year Ended December 31,        December 31,
                                                   (Unaudited)         2002          2001          2000           1999
                                                ----------------   -----------   ----------    ----------    --------------
Net Asset Value, beginning of period .........     $   6.54         $   8.35      $   9.67      $  11.68       $  10.00
Income from investment operations:
 Net investment income .......................         0.04             0.09          0.09          0.10           0.09
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         0.79            (1.88)        (1.24)        (1.35)          1.80
                                                   --------         --------      --------      --------       --------
Total from investment operations .............         0.83            (1.79)        (1.15)        (1.25)          1.89
                                                   --------         --------      --------      --------       --------
Less distributions:
 From net investment income ..................           --            (0.02)        (0.08)        (0.11)         (0.11)
 From net realized gains .....................           --               --         (0.09)        (0.65)         (0.10)
                                                   --------         --------      --------      --------       --------
Total distributions ..........................           --            (0.02)        (0.17)        (0.76)         (0.21)
                                                   --------         --------      --------      --------       --------
Net Asset Value, end of period ...............     $   7.37         $   6.54      $   8.35      $   9.67       $  11.68
                                                   ========         ========      ========      ========       ========
Total return .................................        12.69%++        (21.39)%      (11.73)%      (10.69)%        19.01%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $224,044         $188,942      $240,617      $248,565       $163,050
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................         0.28%+           0.29%         0.27%         0.27%          0.26%+
 Ratio of net investment income to
  average net assets .........................         1.40%+           1.27%         1.05%         0.94%          1.18%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                      Mid/Small Company Index Class I
                                                -------------------------------------------------------------------------
                                                 For the Period                                            For the Period
                                                 from January 1,                                           from March 1,
                                                2003 to June 30,                                              1999* to
                                                      2003            For the Year Ended December 31,       December 31,
                                                   (Unaudited)         2002         2001         2000           1999
                                                ----------------   -----------   ---------   ----------    --------------
Net Asset Value, beginning of period .........     $   8.33         $  10.21      $ 11.50     $  13.92       $  10.00
Income from investment operations:
 Net investment income .......................         0.03             0.06         0.07         0.06           0.06
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         1.36            (1.94)       (1.22)       (2.14)          4.02
                                                   --------         --------      -------     --------       --------
Total from investment operations .............         1.39            (1.88)       (1.15)       (2.08)          4.08
                                                   --------         --------      -------     --------       --------
Less distributions:
 From net investment income ..................           --               --        (0.05)       (0.05)         (0.06)
 From net realized gains .....................           --               --        (0.08)       (0.29)         (0.10)
 Return of capital ...........................           --               --        (0.01)          --             --
                                                   --------         --------      -------     --------       --------
Total distributions ..........................           --               --        (0.14)       (0.34)         (0.16)
                                                   --------         --------      -------     --------       --------
Net Asset Value, end of period ...............     $   9.72         $   8.33      $ 10.21     $  11.50       $  13.92
                                                   ========         ========      =======     ========       ========
Total return .................................        16.69%++        (18.41)%      (9.90)%     (14.91)%        40.90%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............     $ 32,474         $ 27,427      $30,220     $ 33,805       $ 21,548
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................         0.54%+           0.53%        0.55%        0.51%          0.60%+
 Ratio of net investment income to
  average net assets .........................         0.83%+           0.70%        0.63%        0.52%          0.75%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)

                       See Notes to Financial Statements.
46

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                    Mid/Small Company Index Class II
                                               --------------------------------------------------------------------------
                                                 For the Period                                            For the Period
                                                 from January 1,                                           from April 5,
                                                2003 to June 30,                                              1999* to
                                                      2003            For the Year Ended December 31,       December 31,
                                                   (Unaudited)         2002         2001         2000           1999
                                               ------------------ ------------- ----------- ------------- ---------------
Net Asset Value, beginning of period .........      $  7.99          $  9.78      $ 11.02      $ 13.37        $ 10.00
Income from investment operations:
 Net investment income .......................         0.03             0.08         0.08         0.09           0.07
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         1.31            (1.87)       (1.16)       (2.06)          3.48
                                                    -------          -------      -------      -------        -------
Total from investment operations .............         1.34            (1.79)       (1.08)       (1.97)          3.55
                                                    -------          -------      -------      -------        -------
Less distributions:
 From net investment income ..................           --               --        (0.08)       (0.09)         (0.08)
 From net realized gains .....................           --               --        (0.08)       (0.29)         (0.10)
                                                    -------          -------      -------      -------        -------
Total distributions ..........................           --               --        (0.16)       (0.38)         (0.18)
                                                    -------          -------      -------      -------        -------
Net Asset Value, end of period ...............      $  9.33          $  7.99      $  9.78      $ 11.02        $ 13.37
                                                    =======          =======      =======      =======        =======
Total return .................................        16.77%++        (18.30)%      (9.65)%     (14.75)%        35.64%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............      $32,179          $25,273      $30,158      $34,334        $ 9,296
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................         0.34%+           0.33%        0.35%        0.31%          0.40%+
 Ratio of net investment income to
  average net assets .........................         1.03%+           0.90%        0.83%        0.73%          0.97%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)

                       See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                             Financial Highlights
               (For a share outstanding throughout each period)



                                                                       Overseas Equity Index Class I
                                                ---------------------------------------------------------------------------
                                                 For the Period                                              For the Period
                                                 from January 1,                                             from March 1,
                                                2003 to June 30,                                                1999* to
                                                      2003             For the Year Ended December 31,        December 31,
                                                   (Unaudited)         2002          2001          2000           1999
                                                ----------------    ---------     ---------     ---------    --------------
Net Asset Value, beginning of period .........      $  6.36          $  7.78       $ 10.13       $ 12.75        $ 10.00
Income from investment operations:
 Net investment income .......................         0.09             0.10          0.09          0.16           0.11
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         0.50            (1.40)        (2.30)        (2.10)          2.88
                                                    -------          -------       -------       -------        -------
Total from investment operations .............         0.59            (1.30)        (2.21)        (1.94)          2.99
                                                    -------          -------       -------       -------        -------
Less distributions:
 From net investment income ..................           --            (0.12)        (0.07)        (0.11)         (0.17)
 From net realized gains .....................           --               --         (0.01)        (0.57)         (0.07)
 Return of capital ...........................           --               --         (0.06)           --             --
                                                    -------          -------       -------       -------        -------
Total distributions ..........................           --            (0.12)        (0.14)        (0.68)         (0.24)
                                                    -------          -------       -------       -------        -------
Net Asset Value, end of period ...............      $  6.95          $  6.36       $  7.78       $ 10.13        $ 12.75
                                                    =======          =======       =======       =======        =======
Total return .................................         9.28%++        (16.73)%      (21.77)%      (15.21)%        30.03%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............      $42,014          $35,413       $35,682       $34,167        $48,416
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................         0.70%+           0.70%         0.68%         0.67%          0.95%+
 Ratio of net investment income to
  average net assets .........................         3.04%+           1.51%         1.05%         1.07%          1.17%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)

                       See Notes to Financial Statements.
48

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                       Overseas Equity Index Class II
                                                ---------------------------------------------------------------------------
                                                 For the Period                                              For the Period
                                                 from January 1,                                             from April 5,
                                                2003 to June 30,                                                1999* to
                                                      2003             For the Year Ended December 31,        December 31,
                                                   (Unaudited)         2002          2001          2000           1999
                                                ----------------    ---------     ---------     ---------    ---------------
Net Asset Value, beginning of period .........      $  6.04          $  7.40       $  9.64       $ 12.19        $ 10.00
Income from investment operations:
 Net investment income .......................         0.09             0.12          0.10          0.13           0.15
 Net realized and unrealized gain (loss) on
  investments and futures and foreign
  currency transactions ......................         0.47            (1.35)        (2.19)        (1.96)          2.30
                                                    -------          -------       -------       -------        -------
Total from investment operations .............         0.56            (1.23)        (2.09)        (1.83)          2.45
                                                    -------          -------       -------       -------        -------
Less distributions:
 From net investment income ..................           --            (0.13)        (0.08)        (0.15)         (0.19)
 From net realized gains .....................           --               --         (0.01)        (0.57)         (0.07)
 Return of capital ...........................           --               --         (0.06)           --             --
                                                    -------          -------       -------       -------        -------
Total distributions ..........................           --            (0.13)        (0.15)        (0.72)         (0.26)
                                                    -------          -------       -------       -------        -------
Net Asset Value, end of period ...............      $  6.60          $  6.04       $  7.40       $  9.64        $ 12.19
                                                    =======          =======       =======       =======        =======
Total return .................................         9.27%++        (16.59)%      (21.56)%      (15.02)%        24.59%++
Ratios/Supplemental data:
 Net assets, end of period (000) .............      $10,948          $ 7,661       $ 8,234       $ 9,950        $ 8,623
Ratios to average net assets:
 Ratio of expenses to average
  net assets** ...............................         0.50%+           0.50%         0.48%         0.47%          0.75%+
 Ratio of net investment income to
  average net assets .........................         3.22%+           1.71%         1.28%         1.20%          1.53%+

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Includes effect of expenses allocated from Master Investment Portfolio
   (Note 1)

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                Model Portfolio
                                                                               Savings Oriented
                                                        --------------------------------------------------------------
                                                         For the Period                                For the Period
                                                         from January 1,                              from December 4,
                                                        2003 to June 30,      For the Year Ended          2000* to
                                                              2003               December 31,           December 31,
                                                           (Unaudited)         2002         2001            2000
                                                        ----------------   ----------    ----------   ----------------
Net Asset Value, beginning of period .................     $  21.92         $  22.91      $  25.09       $  25.00
Income from investment operations:
 Net investment income ...............................         0.27             0.64          0.96           0.16
 Net realized and unrealized gain (loss)
  on investments .....................................         0.72            (0.96)        (0.32)          0.21
                                                           --------         --------      --------       --------
Total from investment operations .....................         0.99            (0.32)         0.64           0.37
                                                           --------         --------      --------       --------
Less distributions:
 From net investment income ..........................           --            (0.61)        (1.47)         (0.15)
 From net realized gains .............................           --            (0.06)        (0.85)         (0.13)
 In excess of net realized gain on investments .......           --               --         (0.37)            --
 Return of capital ...................................           --               --         (0.13)            --
                                                           --------         --------      --------       --------
Total distributions ..................................           --            (0.67)        (2.82)         (0.28)
                                                           --------         --------      --------       --------
Net Asset Value, end of period .......................     $  22.91         $  21.92      $  22.91       $  25.09
                                                           ========         ========      ========       ========
Total return .........................................         4.52%++         (1.38)%        2.81%          1.48%++
Ratios/Supplemental data:
 Net assets, end of period (000) .....................     $176,011         $159,497      $137,029       $101,093
Ratios to average net assets:
 Ratio of expenses to average net assets .............         0.16%+           0.16%         0.18%          0.13%+
 Ratio of net investment income to average
  net assets .........................................         2.56%+           3.06%         3.76%          8.95%+
Portfolio turnover ...................................            7%++            10%           14%             2%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations

                       See Notes to Financial Statements.
50

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                Model Portfolio
                                                                              Conservative Growth
                                                        --------------------------------------------------------------
                                                         For the Period                                For the Period
                                                         from January 1,                              from December 4,
                                                        2003 to June 30,      For the Year Ended          2000* to
                                                              2003               December 31,           December 31,
                                                           (Unaudited)         2002         2001            2000
                                                        ----------------   ----------    ----------   ----------------
Net Asset Value, beginning of period .................     $  19.54         $  21.52      $  24.81       $  25.00
Income from investment operations:
 Net investment income ...............................         0.21             0.53          0.83           0.14
 Net realized and unrealized gain (loss)
  on investments .....................................         1.05            (1.96)        (0.95)          0.33
                                                           --------         --------      --------       --------
Total from investment operations .....................         1.26            (1.43)        (0.12)          0.47
                                                           --------         --------      --------       --------
Less distributions:
 From net investment income ..........................           --            (0.55)        (1.27)         (0.14)
 From net realized gains .............................           --               --         (1.17)         (0.52)
 In excess of net realized gain on investments .......           --               --         (0.53)            --
 Return of capital ...................................           --               --         (0.20)            --
                                                           --------         --------      --------       --------
Total distributions ..................................           --            (0.55)        (3.17)         (0.66)
                                                           --------         --------      --------       --------
Net Asset Value, end of period .......................     $  20.80         $  19.54      $  21.52       $  24.81
                                                           ========         ========      ========       ========
Total return .........................................         6.50%++         (6.66)%        0.09%          1.89%++
Ratios/Supplemental data:
 Net assets, end of period (000) .....................     $315,899         $280,787      $280,813       $236,682
Ratios to average net assets:
 Ratio of expenses to average net assets .............         0.15%+           0.15%         0.15%          0.12%+
 Ratio of net investment income to average
  net assets .........................................         2.17%+           2.64%         3.17%          8.26%+
Portfolio turnover ...................................            7%++            12%           15%             1%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                Model Portfolio
                                                                               Traditional Growth
                                                        ---------------------------------------------------------------
                                                         For the Period                                 For the Period
                                                         from January 1,                               from December 4,
                                                        2003 to June 30,      For the Year Ended           2000* to
                                                              2003               December  31,           December 31,
                                                           (Unaudited)         2002          2001            2000
                                                        ----------------   ----------    -----------  -----------------
Net Asset Value, beginning of period .................     $  17.19         $  20.06      $  24.64       $  25.00
Income from investment operations:
 Net investment income ...............................         0.12             0.34          0.57           0.14
 Net realized and unrealized gain (loss)
  on investments .....................................         1.36            (2.88)        (1.69)          0.47
                                                           --------         --------      --------       --------
Total from investment operations .....................         1.48            (2.54)        (1.12)          0.61
                                                           --------         --------      --------       --------
Less distributions:
 From net investment income ..........................           --            (0.33)        (0.92)         (0.14)
 From net realized gains .............................           --               --         (1.78)         (0.83)
 In excess of net realized gain on investments .......           --               --         (0.62)            --
 Return of capital ...................................           --               --         (0.14)            --
                                                           --------         --------      --------       --------
Total distributions ..................................           --            (0.33)        (3.46)         (0.97)
                                                           --------         --------      --------       --------
Net Asset Value, end of period .......................     $  18.67         $  17.19      $  20.06       $  24.64
                                                           ========         ========      ========       ========
Total return .........................................         8.61%++        (12.64)%       (3.62)%         2.46%++
Ratios/Supplemental data:
 Net assets, end of period (000) .....................     $630,898         $566,555      $571,357       $489,791
Ratios to average net assets:
 Ratio of expenses to average net assets .............         0.15%+           0.14%         0.15%          0.11%+
 Ratio of net investment income to average
  net assets .........................................         1.44%+           1.94%         2.20%          8.22%+
Portfolio turnover ...................................           10%++            11%           13%             0%++**

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Rounds to less than 1%

                       See Notes to Financial Statements.
52

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                Model Portfolio
                                                                                Long-Term Growth
                                                        ---------------------------------------------------------------
                                                         For the Period                                 For the Period
                                                         from January 1,                               from December 4,
                                                        2003 to June 30,       For the Year Ended          2000* to
                                                              2003                December 31,           December 31,
                                                           (Unaudited)         2002          2001            2000
                                                        ----------------   ----------    ----------   -----------------
Net Asset Value, beginning of period .................     $  15.48         $  19.16      $  24.53       $  25.00
Income from investment operations:
 Net investment income ...............................         0.06             0.22          0.36           0.15
 Net realized and unrealized gain (loss) on
  investments ........................................         1.64            (3.67)        (2.39)          0.66
                                                           --------         --------      --------       --------
Total from investment operations .....................         1.70            (3.45)        (2.03)          0.81
                                                           --------         --------      --------       --------
Less distributions:
 From net investment income ..........................           --            (0.22)        (0.62)         (0.15)
 From net realized gains .............................           --            (0.01)        (2.11)         (1.13)
 In excess of net realized gain on investments .......           --               --         (0.59)            --
 Return of capital ...................................           --               --         (0.02)            --
                                                           --------         --------      --------       --------
Total distributions ..................................           --            (0.23)        (3.34)         (1.28)
                                                           --------         --------      --------       --------
Net Asset Value, end of period .......................     $  17.18         $  15.48      $  19.16       $  24.53
                                                           ========         ========      ========       ========
Total return .........................................        10.98%++        (18.01)%       (7.15)%         3.23%++
Ratios/Supplemental data:
 Net assets, end of period (000) .....................     $632,761         $528,710      $533,348       $467,522
Ratios to average net assets:
 Ratio of expenses to average net assets .............         0.15%+           0.14%         0.15%          0.11%+
 Ratio of net investment income to average
  net assets .........................................         0.80%+           1.40%         1.40%          8.05%+
Portfolio turnover ...................................            4%++             9%           10%             0%++**

----------
 + Annualized
++ Not annualized
 * Commencement of operations
** Rounds to less than 1%

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                               Model Portfolio
                                                                              All-Equity Growth
                                                       ----------------------------------------------------------------
                                                         For the Period                                 For the Period
                                                         from January 1,                               from December 4,
                                                        2003 to June 30,      For the Year Ended           2000* to
                                                              2003                December 31,           December 31,
                                                           (Unaudited)         2002          2001            2000
                                                       ------------------ ------------- ------------- -----------------
Net Asset Value, beginning of period .................      $ 14.68          $ 19.41       $ 24.27         $ 25.00
Income from investment operations:
 Net investment income (loss) ........................        (0.01)            0.06          0.13            0.16
 Net realized and unrealized gain (loss)
  on investments .....................................         1.82            (4.73)        (3.05)           0.72
                                                            -------          -------       -------         -------
Total from investment operations .....................         1.81            (4.67)        (2.92)           0.88
                                                            -------          -------       -------         -------
Less distributions:
 From net investment income ..........................           --            (0.06)        (0.42)          (0.16)
 From net realized gains .............................           --               --         (1.02)          (1.45)
 In excess of net realized gain on investments .......           --               --         (0.49)             --
 Return of capital ...................................           --               --         (0.01)             --
                                                            -------          -------       -------         -------
Total distributions ..................................           --            (0.06)        (1.94)          (1.61)
                                                            -------          -------       -------         -------
Net Asset Value, end of period .......................      $ 16.49          $ 14.68       $ 19.41         $ 24.27
                                                            =======          =======       =======         =======
Total return .........................................        12.33%++        (24.07)%      (11.13)%          3.53%++
Ratios/Supplemental data:
 Net assets, end of period (000) .....................      $78,706          $54,779       $37,812         $11,697
Ratios to average net assets:
 Ratio of expenses to average net assets .............         0.18%+           0.18%         0.20%           0.13%+
 Ratio of net investment income (loss) to
  average net assets .................................        (0.18)%+          0.45%         0.21%           9.23%+
Portfolio turnover ...................................            3%++             6%           18%              2%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations

                       See Notes to Financial Statements.
54

                               VANTAGEPOINT FUNDS

                        NOTES TO THE FINANCIAL STATEMENTS
                                   (Unaudited)

1.   Organization

     The Vantagepoint Funds (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company organized as a Delaware business trust. The Company commenced operations on March 1, 1999 and currently consists of the following series (together, the "Funds" and each individually a "Fund"):

The "Funds":                     The "Index Funds":             The "Model Portfolio Funds":
Money Market Fund                Core Bond Index Fund           Savings Oriented Fund
Income Preservation Fund         500 Stock Index Fund           Conservative Growth Fund
US Government Securities Fund    Broad Market Index Fund        Traditional Growth Fund
Asset Allocation Fund            Mid/Small Company Index Fund   Long-Term Growth Fund
Equity Income Fund               Overseas Equity Index Fund     All-Equity Growth Fund
Growth & Income Fund
Growth Fund
Aggressive Opportunities Fund
International Fund

     The Model Portfolio Savings Oriented Fund, the Model Portfolio Conservative Growth Fund, the Model Portfolio Traditional Growth Fund, the Model Portfolio Long-Term Growth Fund, and the Model Portfolio All-Equity Growth Fund commenced operations on December 4, 2000 by acquiring all of the assets of certain funds of the ICMA Retirement Trust. The acquisition was accomplished by a tax-free transfer of net assets of the corresponding Trust Funds in exchange for shares in the newly formed funds. The Income Preservation Fund commenced operations on December 4, 2000.

     The Funds and Model Portfolio Funds offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective fund services and investor services fees. Shareholders of each Index Fund bear the common expenses of the Index Fund and earn income from the Master Portfolio pro rata based on the daily net assets of each class. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

   Index Fund Structure

     Each Index Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities in the portfolio, the feeder fund, which is offered to the Index Fund Shareholders, invests in a Master Portfolio that has substantially the same investment objectives as the feeder fund. It is the Master Portfolio that actually invests in individual securities. Barclays Global Fund Advisors (BGFA) is the investment adviser for the Master Portfolios. The Index Funds invest in the following Master Portfolios:

   Index Fund            Invests in      Master Portfolio      Ownership Interest
   ----------            ----------     -------------------    ------------------
   Core Bond               ------>      Bond Index                   88.29%
   500 Stock               ------>      S&P 500 Index                 8.87%
   Broad Market            ------>      U.S. Equity Index           100.00%
   Mid/Small Company       ------>      Extended Index               40.67%
   Overseas Equity         ------>      International Index          47.44%

     The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Index Funds.

                               VANTAGEPOINT FUNDS

2.   Significant Accounting Policies

     The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. In the preparation of the financial statements, management makes estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

   Investment Policy and Security Valuation

     The equity securities held by each Fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Equity securities not traded on an exchange or on NASDAQ normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security normally is valued at the mean between the highest bid price and the lowest priced offer obtained from quotation sources believed to be reliable. Fixed income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at cost. Prices for other fixed income securities normally are obtained from a commercial pricing service which may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company's Board of Directors.

     The value of each Index Fund's interest in the net assets of the Master Portfolio in which it invests reflects the value of that Index Fund's interest in the net assets of that Master Portfolio. See "Investment Policy and Security Valuation" for the Master Portfolios included elsewhere in this report.

     The Model Portfolio Funds invest in certain other Vantagepoint Funds ("underlying funds") rather than investing directly in a portfolio of securities. Each Model Portfolio Fund is diversified among various asset classes and each reflects a different degree of potential risk and reward. Shares of underlying funds are valued at their net asset value as reported on each business day.

     The Money Market Fund invests all of its assets in the Short Term Investments Co. Liquid Assets Portfolio Institutional Class. The Short Term Investments Co. Liquid Assets Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security's historical cost adjusted for amortization of discount or premium, if any, approximates market value.

     The Income Preservation Fund seeks a high level of current income consistent with preserving principal and seeking to maintain a stable net asset value per share by investing primarily in high-quality short and intermediate term debt securities, and entering into wrapper agreements. The wrapper agreements are nontransferable but provide for benefit responsive withdrawals by shareholders at the contract value in accordance with the provisions of the plan. Wrapper agreements are reported at their estimated fair value as determined by the Board of Directors. In determining fair value, the Company primarily considers such factors as the benefit responsiveness of the investment contract and the ability of the parties to the wrapper agreement to perform in accordance with the terms of the agreement. Generally, fair value approximates contract value (contributions made plus interest accrued at the contract rate, less withdrawals and fees). If, however, an event has occurred that may impair the ability of the contract issuer to perform in accordance with the contract terms, fair value may be less than contract value. The fair value of investment contracts that are not benefit-responsive (none as of the reporting dates) is

                               VANTAGEPOINT FUNDS
determined by or under the supervision of the Company, generally by discounting the related cash flows based on current yields of similar instruments with comparable durations.

   Foreign Currency

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

   Security Transactions and Income Recognition

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

   Dividends and Distributions to Shareholders

     Dividends to shareholders from net investment income of the Core Bond Index Fund and US Government Securities Fund are declared and paid monthly. Dividends to shareholders from net investment income of the Money Market Fund and Income Preservation Fund are declared daily and paid monthly. Dividends to shareholders from net investment income of the remaining Funds, Index Funds and Model Portfolio Funds are declared and paid annually. Distributions to shareholders from any net realized capital gains are generally declared and paid annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, dividends payable, and differing characterization of distributions made by each Fund as a whole.

   Federal Income Taxes

     Each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal income or excise taxes is required.

   Futures Contracts

     The Funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price amount of cash, U.S.

                               VANTAGEPOINT FUNDS

Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures may exceed the amounts reflected in the financial statements. As of June 30, 2003, the following Funds had open futures contracts:

   Income Preservation Fund

                                                                                      Net
                                                                                   Unrealized
Number of                                                        Notional        Appreciation/
Contracts              Type              Expiration Date     Contract Value     (Depreciation)
---------              ----              ---------------     --------------     --------------
Open Purchase Contracts:
14,400,000     CBT U.S. 10 Year
               Treasury Note             September 2003       $ 16,911,000        $ (195,750)
2,600,000      CBT U.S. Long Bond        September 2003       $  3,050,938           (23,766)
92,500         CME 90 Day Eurodollar     March 2004           $  9,135,763            60,125
92,500         CME 90 Day Eurodollar     June 2004            $  9,118,188            78,163
                                                                                  ----------
                                  Total Unrealized Depreciation on Futures        $  (81,228)
                                                                                  ==========

   Asset Allocation Fund

                                                                                      Net
Number of                                                    Notional             Unrealized
Contracts              Type              Expiration Date     Contract Value      Depreciation
---------              ----              ---------------     --------------      ------------
Open Purchase Contracts:
196,000        CME S&P 500 Index         September 2003       $190,766,800        $(1,407,725)
                                                                                  -----------
                                  Total Unrealized Depreciation on Futures        $(1,407,725)
                                                                                  ===========

   Growth Fund

                                                                                      Net
Number of                                                    Notional             Unrealized
Contracts              Type              Expiration Date     Contract Value      Depreciation
---------              ----              ---------------     --------------      ------------
Open Purchase Contracts:
350            CME E-MINI S&P
               500 Index                 September 2003       $   340,655         $  (12,460)
1,500          CME S&P 500 Index         September 2003       $ 1,459,950            (22,530)
                                                                                  ----------
                                  Total Unrealized Depreciation on Futures        $  (34,990)
                                                                                  ==========

   Repurchase Agreements

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's schedule of investments. The Funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to

                               VANTAGEPOINT FUNDS
value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on June 30, 2003 are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the Funds' realization of collateral might be delayed, or the Funds may incur a cost or possible losses of principal and income in selling the collateral.

   Wrapper Agreements

     The Income Preservation Fund will seek to maintain a stable net asset value ("NAV") by purchasing wrapper agreements from financial institutions such as insurance companies and banks ("wrap providers"). These agreements are designed to maintain the Fund's NAV at a stable share price. These agreements offset daily market value fluctuations by permitting book value accounting for the fixed income securities. Risks of purchasing wrapper agreements include the possibility that the wrapper agreement purchased by the Fund will fail to achieve the goal of limiting fluctuations in the Fund's NAV. Risks also include potential change in regulatory guidelines for wrapper agreements. Wrap providers do not assume the credit risk associated with fixed income securities. Therefore, if the issuer of a security defaults on payment of principal or interest or has its credit rating downgraded, the Fund may have to sell such a security quickly and at a price that may not reflect its book value, and the wrapper agreements will not shield the Fund from any resultant loss. Additionally, the wrapper agreements are not liquid investments. As of June 30, 2003, the Fund has entered into wrapper agreements with Bank of America, N.A. and AIG Financial Products and the current contractual fee related to both these agreements is 0.13% of the average net assets assigned to each contract of the Fund.

   Option Contracts

     The Income Preservation Fund may use options to obtain exposure to fixed income sectors without incurring leverage. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value. When a written call option is exercised, the sales proceeds are adjusted by the amount of premium received or paid. When a written put option is exercised, the purchase cost is adjusted by the amount of premium received or paid. When a purchased put or purchased call option is exercised, the cost of the security is adjusted by the amount of premium paid. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Written option activity for the six months ended June 30, 2003, was as follows:

                                                          Call Options
                                                    ------------------------
Income Preservation Fund                            Contracts       Premium
------------------------                            ---------      ---------
Beginning Balance as of 01/01/2003                      --         $      --
Contracts written                                      176         $ 191,637
Contracts closed                                      (176)        $(191,637)
Contracts expired                                       --         $      --
Ending Balance as of 06/30/2003                         --         $      --

     At June 30, 2003, there were no written options open or outstanding.

                               VANTAGEPOINT FUNDS

   Forward Foreign Currency Exchange Contracts

     A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of June 30, 2003, the Funds had the following open forward foreign currency exchange contracts outstanding:

   Growth Fund

                    Exchange         Foreign Currency       U.S. Dollar Value     Net Unrealized
Currency              Date        Cost/Proceeds (U.S.$)      at June 30, 2003          Loss
--------            --------      ---------------------     -----------------     --------------
Sale Contracts
Japanese Yen       07/01/2003             $1,012                  $1,014               $ (2)
                                                                                       ----
                                             Net Loss on Sale Contracts                $ (2)
                                             Net Unrealized Loss on Forward
                                               Foreign Currency Contracts              $ (2)
                                                                                       ====

                               VANTAGEPOINT FUNDS

   Aggressive Opportunities Fund



                             Exchange         Foreign Currency       U.S. Dollar Value      Net Unrealized
Currency                       Date        Cost/Proceeds (U.S.$)      at June 30, 2003       Gain/(Loss)
--------                    ----------     ---------------------     -----------------      --------------
Purchase Contracts
Australian Dollar           09/05/2003          $ 3,876,622              $ 3,970,862          $    94,240
British Pound Sterling      09/05/2003            2,698,474                2,700,948                2,474
                            08/01/2005            3,549,667                3,803,104              253,437
Danish Krone                09/05/2003              123,658                  119,786               (3,872)
Euro Dollar                 08/01/2005            6,038,705                7,145,979            1,107,274
Japanese Yen                09/05/2003            1,524,979                1,482,753              (42,226)
                            08/01/2005            3,318,942                3,137,930             (181,012)
New Zealand Dollar          09/05/2003              626,615                  640,819               14,204
                            08/01/2005              406,144                  416,268               10,124
Swedish Krona               09/05/2003            1,585,052                1,533,516              (51,536)
Swiss Franc                 08/02/2005              897,170                  980,851               83,681
                                                                                              -----------
                                                       Net Gain on Purchase Contracts         $ 1,286,788
Sale Contracts
Australian Dollar           08/02/2005          $ 4,031,960              $ 4,995,105          $  (963,145)
British Pound Sterling      08/01/2005           17,432,460               18,598,253           (1,165,793)
Canadian Dollar             03/26/2004            3,599,997                3,639,204              (39,207)
                            06/25/2004           11,827,653               11,831,422               (3,769)
Danish Krone                08/01/2005            2,005,175                2,372,989             (367,814)
Euro Dollar                 07/01/2003               61,208                   61,755                 (547)
                            09/05/2003            6,926,957                6,711,434              215,523
                            06/25/2004           15,108,800               15,168,891              (60,091)
                            08/01/2005           28,613,280               33,487,910           (4,874,630)
Japanese Yen                07/01/2003               19,263                   19,288                  (25)
                            09/05/2003            5,473,515                5,384,073               89,442
                            03/26/2004            6,354,743                6,253,782              100,961
                            06/25/2004           39,109,507               38,386,034              723,473
                            08/01/2005           34,026,829               31,494,150            2,532,679
New Zealand Dollar          09/05/2003              636,900                  640,819               (3,919)
                            08/01/2005              324,216                  416,268              (92,052)
Republic of Korea Won       09/05/2003            5,181,826                5,235,527              (53,701)
Singapore Dollar            07/01/2003              296,758                  296,244                  514
                            09/05/2003            4,930,725                4,814,867              115,858
Swedish Krona               08/01/2005            3,491,968                4,248,580             (756,612)
Swiss Franc                 07/01/2003               96,270                   96,623                 (353)
                            09/05/2003            4,303,987                4,074,512              229,475
                            08/02/2005              914,004                  980,851              (66,847)
                                                                                             ------------
                                                       Net Loss on Sale Contracts            $ (4,440,580)
                                                       Net Unrealized Loss on Forward
                                                         Foreign Currency Contracts          $ (3,153,792)
                                                                                             ============

                               VANTAGEPOINT FUNDS

   International Fund

                             Exchange         Foreign Currency       U.S. Dollar Value     Net Unrealized
Currency                       Date        Cost/Proceeds (U.S.$)      at June 30, 2003      Gain/(Loss)
------------------------   ------------   -----------------------   -------------------   ---------------
Purchase Contracts
Australian Dollar           09/05/2003          $  616,243               $  630,295           $ 14,052
British Pound Sterling      07/01/2003               9,373                    9,414                 41
Canadian Dollar             07/02/2003              57,642                   57,697                 55
                            07/14/2003             815,843                  879,643             63,800
                            07/17/2003           1,083,410                1,171,854             88,444
Euro Dollar                 07/01/2003              57,082                   57,257                175
                            09/12/2003             515,755                  541,760             26,005
                            09/30/2003           2,633,406                2,857,244            223,838
                            10/16/2003             877,252                  960,594             83,342
Japanese Yen                07/01/2003              47,003                   46,740               (263)
Swiss Franc                 07/01/2003              74,638                   74,650                 12
                                                                                              --------
                                                   Net Gain on Purchase Contracts             $499,501
Sale Contracts
British Pound Sterling      07/01/2003          $  143,535               $  143,165           $    370
                            07/02/2003              97,227                   97,587               (360)
Euro Dollar                 07/01/2003              11,850                   11,933                (83)
                            07/02/2003              97,585                   98,225               (640)
Hong Kong Dollar            10/16/2003             877,252                  877,253                 (1)
Japanese Yen                07/01/2003              29,748                   29,582                166
                            07/17/2003           1,083,410                1,080,723              2,687
                            09/05/2003             616,243                  614,119              2,124
                            09/12/2003             515,755                  502,508             13,247
                            09/30/2003           2,633,406                2,639,668             (6,262)
Swiss Franc                 07/01/2003              12,329                   12,374                (45)
                            07/14/2003             815,843                  834,938            (19,095)
                                                                                              --------
                                                   Net Loss on Sale Contracts                 $ (7,892)
                                                   Net Unrealized Gain on Forward
                                                     Foreign Currency Contracts               $491,609
                                                                                              =========

                               VANTAGEPOINT FUNDS

3.   Agreements and Other Transactions with Affiliates

     Vantagepoint Investment Advisers LLC (the "VIA"), a wholly owned subsidiary of the ICMA Retirement Corporation ("RC"), provides investment advisory services to each of the Funds, Index Funds and Model Portfolio Funds. Pursuant to a Master Advisory Agreement, VIA is entitled to receive 0.10% of the average daily net assets of each Fund and Model Portfolio Fund and 0.05% of the average daily net assets of Class I and Class II for the Index Funds. VIA and the Company contract with one or more subadvisers ("Subadvisers") for the day-to-day management of each of the Funds other than the Index Funds and the Model Portfolio Funds. The Model Portfolio Funds do not have Subadviser fees. Each Subadviser is paid a fee by the Funds during the year based on average net assets under management. The fee structure for many of the subadvisers provides for a range of fees so that as average net assets of a Fund increase the rate of fee paid decreases. With other subadvisers, one fee is applicable to all levels of assets under management. The specifics of each subadviser's fee are presented in greater detail in the Funds' prospectus and statement of additional information. Presented below are the fees paid by the Funds as an annual percentage of average net assets for the six months ended June 30, 2003:

                                                                              Fee as a
                                                                            Percentage of
                                                                            Average Daily
Fund                                    Subadviser                            Net Assets
----                                    ----------                          -------------
Money Market                 AIM Advisors, Inc.*****                             0.11%

Income Preservation          Payden & Rygel                                      0.09%
                             Pacific Investment Management
                             Company, LLC****                                    0.25%
                             Wellington Management Company, LLP                  0.21%

US Government Securities     Seix Investment Advisors                            0.09%

Asset Allocation             Mellon Capital Management Corporation               0.24%

Equity Income                Barrow, Hanley, Mewhinney & Strauss, Inc.           0.30%
                             T. Rowe Price Associates, Inc.                      0.40%
                             Southeastern Asset Management, Inc.                 0.56%

Growth & Income              Capital Guardian Trust Company**                    0.27%
                             T. Rowe Price Associates, Inc.                      0.40%
                             Wellington Management Company, LLP                  0.31%

Growth                       Barclays Global Fund Advisors                       0.02%
                             Brown Capital Management, Inc.                      0.30%
                             Fidelity Management & Research Company              0.61%
                             Peregrine Capital Management                        0.41%
                             Tukman Capital Management, Inc.****                 0.50%

Aggressive Opportunities     T. Rowe Price Associates, Inc.                      0.60%
                             Southeastern Asset Management, Inc.                 0.81%
                             Wellington Management Company, LLP                  0.70%

International                Capital Guardian Trust Company*                     0.48%
                             Artisan Partners Limited Partnership****            0.70%

Core Bond Index              Barclays Global Fund Advisors***                    0.08%

500 Stock Index              Barclays Global Fund Advisors***                    0.05%

                               VANTAGEPOINT FUNDS

                                                                    Fee as a
                                                                  Percentage of
                                                                  Average Daily
Fund                                  Subadviser                   Net Assets
----                                  ----------                  -------------
Broad Market Index          Barclays Global Fund Advisors***           0.08%

Mid/Small Company Index     Barclays Global Fund Advisors***           0.10%

Overseas Equity Index       Barclays Global Fund Advisors***           0.25%

-----------
     * Minimum fee of $167,500 per year.
    ** Minimum fee of $337,000 per year.
   *** Allocated from Master Investment Portfolio (Note 1).
  **** Fee is applicable for all Fund assets managed by Subadviser.
 ***** This reflects the share born by the Money Market Fund, as an investor in The Short Term Investments Co. Liquid Assets Portfolio ("Portfolio"), of the advisory fees paid by the Portfolio to its investment adviser, AIM Advisors, Inc. AIM Advisors, Inc. is not a subadviser of the Money Market Fund.

     Vantagepoint Transfer Agents, LLC ("VTA"), a wholly owned subsidiary of RC, is the Transfer Agent for the Funds and the Model Portfolio Funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Vantagepoint Funds, VTA is entitled to receive a fee for investor services and fund services stated as an annual percentage of average daily net assets. For all funds, except the Index Funds, VTA receives 0.20% for investor services and 0.15% for fund services. For Class I Shares of the Index Funds, VTA receives 0.15% for investor services and 0.15% for fund services. For Class II Shares of the Index Funds, VTA receives 0.05% for investor services and 0.05% for fund services.

     Investors Bank & Trust Company ("IBT") serves as the Custodian to each Fund in the Company and also provides portfolio accounting services. IBT is entitled to certain transaction charges plus a monthly fee at an annual rate based on average daily net assets. IBT also provides administrative services for the Funds, Index Funds and Model Portfolio Funds.

   Expenses

     The Model Portfolio Funds will incur fees and expenses indirectly as shareholders in the underlying funds. Because the underlying funds have varied expense and fee levels and the Model Portfolio Funds may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio Funds will vary.

     A transaction fee of 2% may be applied to the value of amounts withdrawn from the Income Preservation Fund by IRA and VantageCare Retirement Health Savings Plan investors. This fee will be applied only during periods beginning when the current yield of Money Market Funds, as measured by the yield of the Vantagepoint Money Market Fund, exceed the current yield of the Income Preservation Fund. The fee will be removed at such time as the current yield of the Income Preservation Fund exceeds that of the Money Market Fund by 0.25%. For Vantagepoint Elite investors, a redemption fee of $50 and an exchange fee of $8 will be charged on the redemption or exchange of shares from any of the Funds, except the Money Market Fund, held for less than one year. Exchanges from the Money Market Fund to any other Fund may be made without incurring the exchange fee. Redemptions of shares of the Money Market Fund held less than one year will be subject to a $30 redemption fee.

   Fee Waiver

     From March 1, 1999 until May 1, 2002, VIA voluntarily agreed to waive any fees that would result in total fund expenses of the Money Market Fund exceeding an annual rate of 0.55% of average net assets.

                               VANTAGEPOINT FUNDS

4.   Investment Portfolio Transactions

     Purchases and sales of investments, exclusive of short-term securities, for each Fund and Model Portfolio Fund for the six months ended June 30, 2003 are as follows:

                                            Income             US Government              Asset
Aggregate Purchases and Sales of:        Preservation            Securities             Allocation          Equity Income
---------------------------------        ------------          -------------          -------------         -------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost .................      $535,221,436           $158,180,811           $         --          $        --
Sales proceeds ....................       504,604,568            118,175,595                     --                   --
OTHER SECURITIES:
Purchases at cost .................      $109,885,653           $         --           $  6,463,266          $38,151,153
Sales proceeds ....................        53,262,869                     --              9,861,638           32,839,148

                                           Growth &                                    Aggressive
Aggregate Purchases and Sales of:            Income                Growth             Opportunities         International
---------------------------------        ------------          -------------          -------------         -------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost .................      $         --           $         --           $         --          $        --
Sales proceeds ....................           539,043                     --                     --                   --
OTHER SECURITIES:
Purchases at cost .................      $ 59,475,152           $421,889,662           $309,908,118          $64,867,679
Sales proceeds ....................        45,358,690            438,798,801            306,373,347           48,331,771

                                           Savings             Conservative             Traditional           Long-Term
Aggregate Purchases and Sales of:          Oriented                Growth                 Growth                Growth
---------------------------------        ------------          -------------           ------------         -------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost .................      $         --           $         --           $         --          $        --
Sales proceeds ....................                --                     --                     --                   --
OTHER SECURITIES:
Purchases at cost .................      $ 22,701,900           $ 40,511,758           $ 77,605,224          $67,806,356
Sales proceeds ....................        11,992,599             21,405,661             57,830,367           22,518,579

                                           All-Equity
Aggregate Purchases and Sales of:           Growth
---------------------------------        ------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost .................       $        --
Sales proceeds ....................                --
OTHER SECURITIES:
Purchases at cost .................       $17,438,607
Sales proceeds ....................         1,686,066

                               VANTAGEPOINT FUNDS

5.   Tax Basis Unrealized Appreciation/(Depreciation)

     At June 30, 2003, net unrealized appreciation (depreciation) on securities investments was as follows:

                                                                                    Tax Basis
                                 Federal            Gross            Gross        Net Unrealized
                               Income Tax        Unrealized       Unrealized      Appreciation/
Fund                              Cost          Appreciation     Depreciation     (Depreciation)
----                          -------------     ------------     ------------     --------------
Money Market                  $ 119,265,166      $        --      $        --       $        --
Income Preservation             560,677,738       12,837,183          470,421        12,366,762
US Government Securities        293,510,046        6,971,559           20,353         6,951,206
Asset Allocation                704,926,503       48,297,843       77,731,897       (29,434,054)
Equity Income                   686,545,830       72,626,975       67,839,145         4,787,830
Growth & Income                 647,897,950       49,082,486       41,945,231         7,137,255
Growth                        2,506,474,762      213,057,306      155,532,781        57,524,525
Aggressive Opportunities        723,062,941      112,378,234       17,751,366        94,626,868
International                   345,919,925       26,133,113       23,468,418         2,664,695
Savings Oriented                172,964,535        4,009,181        1,288,321         2,720,860
Conservative Growth             316,641,106        1,839,039        3,078,757        (1,239,718)
Traditional Growth              659,169,257        2,494,506       31,409,835       (28,915,329)
Long-Term Growth                724,781,931        3,796,021       96,147,718       (92,351,697)
All-Equity Growth                82,483,797           38,567        3,801,017        (3,762,450)

6.   Portfolio Securities Loaned

     As of June 30, 2003, certain Funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each Fund receives compensation for providing services in connection with the securities lending program. The risks to the Funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                                             Collateralization
   Fund                                  Securities on Loan    Collateral             %
   ----                                  ------------------   ------------   -----------------
   Income Preservation ..............     $  4,782,323        $  4,897,420          102%
   US Government Securities .........       66,584,798          68,142,437          102%
   Asset Allocation .................       30,038,447          31,412,408          105%
   Equity Income ....................       47,289,744          49,334,798          104%
   Growth & Income ..................       49,350,650          51,124,744          104%
   Growth ...........................      270,817,878         282,234,065          104%
   Aggressive Opportunities .........      113,133,014         120,289,098          106%
   International ....................       30,819,216          32,585,080          106%

7.   Transactions with Affiliated Funds

     At June 30, 2003, the Model Portfolio Funds held investments in a number of Funds. The figures presented below represent the percentage of shares outstanding in each of the underlying Funds owned by the Model Portfolio Funds:

                               VANTAGEPOINT FUNDS

                                    Savings     Conservative     Traditional     Long-Term     All-Equity
Underlying Fund                    Oriented        Growth           Growth         Growth        Growth
---------------                    --------     ------------     -----------     ---------     ----------
Income Preservation                 21.95%         30.31%           36.52%           --             --
US Government Securities             7.50%            --               --            --             --
Equity Income                        2.71%          4.88%            9.76%         9.84%          1.84%
Growth & Income                      2.88%          5.20%           15.56%        20.91%          2.60%
Growth                                 --           1.38%            4.13%         5.55%          0.86%
Aggressive Opportunities               --           2.25%            9.02%        13.59%          2.26%
International                        2.72%          4.93%           19.75%        19.91%          4.97%
Core Bond Index Class I                --           7.55%           15.12%        30.46%            --
Overseas Equity Index Class I          --             --               --         74.97%            --

     Additionally, at June 30, 2003, the VantageTrust, an affiliated group of common trust funds, held shares of the Funds, Index Funds and Model Portfolio Funds. The figures presented below represent the percentage of shares outstanding in each of the funds held by the VantageTrust:

                                          % Owned
                                           by the
  Fund                                  VantageTrust
  ----                                  ------------
  Money Market                             46.83%
  US Government Securities                 66.74%
  Asset Allocation                         71.02%
  Equity Income                            65.82%
  Growth & Income                          65.57%
  Growth                                   68.87%
  Aggressive Opportunities                 68.43%
  International                            64.45%
  Core Bond Index Class I                  87.91%
  Core Bond Index Class II                 34.71%
  500 Stock Index Class I                  94.65%
  500 Stock Index Class II                 26.45%
  Broad Market Index Class I               96.60%
  Broad Market Index Class II              34.13%
  Mid/Small Company Index Class I          93.91%
  Mid/Small Company Index Class II         35.94%
  Overseas Equity Index Class I            93.84%
  Overseas Equity Index Class II           29.75%
  Savings Oriented                         54.04%
  Conservative Growth                      59.88%
  Traditional Growth                       66.12%
  Long-Term Growth                         69.26%
  All-Equity Growth                        70.50%


8.   Reduction of Expenses

     Certain Funds have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the Funds, under such agreements, are used to reduce operating expenses and are presented as a reduction of expenses in the Statement of Operations.

                               VANTAGEPOINT FUNDS

9.   Change in Accounting Policy

     Effective January 1, 2001, the Income Preservation Fund, US Government Securities Fund and Asset Allocation Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing de minimus premiums and discounts on debt securities using the daily effective yield method. Prior to January 1, 2001, original issue discount, market discount and premium were accreted or amortized using the daily effective yield method, however, de minimus original issue discount, market discount and premium were not. Also, effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Bond Index Master Portfolio did not amortize premiums on debt securities. The cumulative effect of this change had no impact on net assets.

10.  Additional Distributions

     In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Income Preservation Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share. Given the objective of the fund to maintain a stable net asset value per share, the fund will declare a reverse stock split immediately subsequent to the distribution at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate the same net asset value of $100 per share as before the distribution.

Schedule of Investments
June 30, 2003 (Unaudited)

----------------------------------------------------------
Vantagepoint Money
Market Fund                       Shares           Value
----------------------------------------------------------
Short Term Investment Co.
  Liquid Assets Portfolio
  (Cost $119,265,166)          119,265,166    $119,265,166
                                              ------------
TOTAL INVESTMENTS--100.0%
Other assets less liabilities--(0.0%)              (12,178)
                                              ------------
NET ASSETS--100.0%                            $119,252,988
                                              ============


               See accompanying notes to financial statements.                69

Schedule of Investments
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--26.8%
--------------------------------------------------------------------------------
Aerospace & Defense--0.3%
General Dynamics Corporation
  2.125%         05/15/2006                      $1,240,000         $  1,257,551
Honeywell International, Inc.
  7.000%         03/15/2007                         500,000              571,579
                                                                    ------------
                                                                       1,829,130
                                                                    ------------
Automotive--0.4%
DaimlerChrysler NA Holdings
  3.400%         12/15/2004                        700,000               706,833
Ford Motor Company
  7.450%         07/16/2031 +                    1,000,000               918,606
General Motors Corporation
  8.375%         07/15/2033                        335,000               332,548
                                                                    ------------
                                                                       1,957,987
                                                                    ------------
Banking--3.9%
Abbey National PLC (United Kingdom)
  6.690%         10/17/2005                        500,000               554,151
ABN Amro Bank
  7.250%         05/31/2005                      1,250,000             1,378,222
African Development Bank (Supra
  National)
  9.750%         12/15/2003                        650,000               675,827
Bank of America Corporation
  7.125%         10/15/2011                        625,000               766,536
Bank of Scotland Treasury Services
  144A (United Kingdom)
  2.250%         05/01/2006 @                    1,130,000             1,132,401
Bank One Corporation
  7.875%         08/01/2010                        600,000               749,194
Bank One Corporation
  7.625%         08/01/2005                      1,250,000             1,401,319
Bank One Corporation
  5.625%         02/17/2004                        125,000               128,466
Bank One NA Illinois
  1.595%         05/10/2004 #+                   1,300,000             1,302,530
Barclays Bank PLC (NY Shares)
  1.240%         11/08/2004 +                    1,400,000             1,400,134
First Union National Bank
  7.800%         08/18/2010                        300,000               372,757
J.P. Morgan Chase & Company
  6.625%         03/15/2012 +                    1,600,000             1,848,990
Mellon Funding Corporation
  5.000%         12/01/2014                        425,000               459,490
Popular North America, Inc.
  6.625%         01/15/2004                        700,000               719,126
Private Export Funding Corporation
  5.730%         01/15/2004                        250,000               256,290
Private Export Funding Corporation
  3.400%         02/15/2008                        575,000               597,371
Regions Financial Corporation
  7.000%         03/01/2011                        360,000               430,214
SLM Corporation
  5.125%         08/27/2012                        500,000               532,267
U.S. Bancorp
  2.750%         03/30/2006                      1,040,000             1,062,100
Wachovia Corporation
  7.450%         07/15/2005                      1,150,000             1,278,732
Wachovia Corporation
  6.605%         10/01/2025 +                    1,000,000             1,135,537
Wachovia Corporation
  4.950%         11/01/2006                        250,000               272,414
Wells Fargo & Company
  7.250%         08/24/2005                        680,000               760,065

--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
Wells Fargo & Company
  5.000%         11/15/2014                     $  500,000          $    530,889
Wells Fargo Financial, Inc.
  6.700%         09/22/2004                        650,000               691,447
                                                                    ------------
                                                                      20,436,469
                                                                    ------------
Beverages, Food & Tobacco--1.4%
Brown-Forman Corporation
  2.125%         03/15/2006                      1,210,000             1,215,295
Coca-Cola Enterprises, Inc.
  6.950%         11/15/2026                        250,000               302,021
ConAgra Foods, Inc.
  9.875%         11/15/2005                        295,000               346,704
Diageo PLC (United Kingdom)
  6.125%         08/15/2005                        670,000               732,601
Kellogg Company
  6.000%         04/01/2006                        750,000               827,342
PepsiCo, Inc.
  4.500%         09/15/2004                        700,000               727,729
Sara Lee Corporation
  1.950%         06/15/2006                      1,500,000             1,501,135
Unilever Capital Corporation
  6.875%         11/01/2005                      1,190,000             1,329,175
Unilever Capital Corporation
  6.750%         11/01/2003                        200,000               203,695
                                                                    ------------
                                                                       7,185,697
                                                                    ------------
Chemicals--0.3%
Dow Chemical Company (The)
  6.000%         10/01/2012                        600,000               653,897
Monsanto Company
  7.375%         08/15/2012                        500,000               597,190
Potash Corporation of
  Saskatchewan, Inc. (Canada)
  7.750%         05/31/2011                        200,000               246,286
                                                                    ------------
                                                                       1,497,373
                                                                    ------------
Commercial Services--0.3%
International Lease Finance
  Corporation
  4.000%         01/17/2006                      1,230,000             1,264,968
R.R. Donnelley & Sons Company
  5.000%         11/15/2006                        490,000               520,370
                                                                    ------------
                                                                       1,785,338
                                                                    ------------
Computer Software & Processing--0.3%
Computer Sciences Corporation
  5.000%         02/15/2013                        645,000               682,571
First Data Corporation
  5.625%         11/01/2011                        650,000               720,487
                                                                    ------------
                                                                       1,403,058
                                                                    ------------
Cosmetics & Personal Care--0.2%
International Flavors & Fragrances, Inc.
  6.450%         05/15/2006                        700,000               782,034
Procter & Gamble Company
  5.250%         09/15/2003                        250,000               252,143
                                                                    ------------
                                                                       1,034,177
                                                                    ------------
Diversified--0.4%
General Electric Capital Corporation
  7.250%         05/03/2004                        250,000               262,418
General Electric Capital Corporation
  6.000%         06/15/2012                        900,000             1,017,680
General Electric Capital Corporation
  2.850%         01/30/2006                        930,000               951,971
                                                                    ------------
                                                                       2,232,069
                                                                    ------------

70              See accompanying notes to financial statements.

June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
--------------------------------------------------------------------------------
Electric Utilities--1.8%
Alabama Power Company
  5.600%         03/15/2033                     $  380,000          $    392,580
Appalachian Power Company
  3.600%         05/15/2008                        475,000               480,859
Chilquinta Energia Financial (Chile)
  6.620%         04/01/2011 @                      255,000               290,535
Commonwealth Edison Company
  6.150%         03/15/2012                         75,000                86,138
Florida Power & Light Company
  6.875%         12/01/2005 +                    2,000,000             2,234,004
Niagara Mohawk Power Company
  7.750%         05/15/2006 +                    1,000,000             1,145,667
Pepco Holdings, Inc.
  3.750%         02/15/2006                        730,000               755,254
Progress Energy, Inc.
  7.000%         10/30/2031 +                    1,000,000             1,107,892
Progress Energy, Inc.
  6.750%         03/01/2006                        850,000               945,360
PSEG Power, LLC
  8.625%         04/15/2031                        350,000               452,866
PSEG Power, LLC
  6.950%         06/01/2012                        265,000               304,863
Virginia Electric & Power Company
  5.750%         03/31/2006 +                    1,000,000             1,092,755
Wisconsin Electric Power
  4.500%         05/15/2013                        170,000               174,715
                                                                    ------------
                                                                       9,463,488
                                                                    ------------
Electrical Equipment--0.1%
Old Dominion Electric
  6.250%         06/01/2011                        350,000               401,454
                                                                    ------------
Financial Services--9.1%
Abbey National First Capital
  8.200%         10/15/2004                        650,000               705,413
AIG Sun America Global Financial II 144A
  7.600%         06/15/2005 @                      500,000               556,053
AIG Sun America Global Financial VI 144A
  6.300%         05/10/2011 @                      500,000               574,320
American Express Company
  6.875%         11/01/2005                      1,160,000             1,293,565
American Express Company
  3.750%         11/20/2007                        425,000               443,321
Bear Stearns Company, Inc.
  6.500%         05/01/2006                      1,500,000             1,679,814
Bear Stearns Company, Inc.
  4.000%         01/31/2008                        350,000               366,495
Caterpillar Finance Services
  Corporation
  4.690%         04/25/2005                      1,215,000             1,281,265
Caterpillar Financial Services
  Corporation
  5.950%         05/01/2006                        340,000               377,335
CIT Group, Inc.
  7.375%         04/02/2007                        495,000               565,645
CIT Group, Inc.
  5.500%         02/15/2004 +                    1,500,000             1,533,908
Citigroup, Inc.
  6.000%         02/21/2012                        750,000               854,638
Conoco Funding Company
  5.450%         10/15/2006                      1,000,000             1,104,712

--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
Countrywide Home Loan, Inc. MTN
  5.500%         08/01/2006                     $  500,000          $    546,870
Countrywide Home Loan, Inc. MTN
  3.500%         12/19/2005                      1,290,000             1,332,235
Countrywide Home Loans, Inc.
  7.260%         05/10/2004 +                    1,000,000             1,050,521
Credit Suisse First Boston, Inc.
  7.125%         07/15/2032                        700,000               847,047
FMR Corporation 144A
  4.750%         03/01/2013 @                      425,000               450,126
Ford Motor Credit Company
  6.875%         02/01/2006                        750,000               795,920
Ford Motor Credit Company
  6.700%         07/16/2004 +                    1,500,000             1,557,963
Ford Motor Credit Company
  6.500%         01/25/2007                        700,000               737,070
FPL Group Capital, Inc.
  6.125%         05/15/2007                        500,000               551,910
FPL Group Capital, Inc.
  3.250%         04/11/2006                      1,180,000             1,211,835
Frank Russell Company
  5.625%         01/15/2009 @                      500,000               562,583
General Motors Acceptance
  Corporation
  8.000%         11/01/2031 +                    1,375,000             1,352,825
General Motors Acceptance
  Corporation
  6.875%         08/28/2012 +                    1,000,000               999,330
General Motors Acceptance
  Corporation
  3.190%         05/19/2005 +                      216,000               215,564
Goldman Sachs Group, Inc. (The)
  7.625%         08/17/2005                      1,120,000             1,262,752
Goldman Sachs Group, Inc. (The)
  6.600%         01/15/2012                        250,000               290,980
Goldman Sachs Group, Inc. (The)
  4.125%         01/15/2008 +                    1,300,000             1,367,519
Household Finance Corporation
  7.200%         07/15/2006 +                      700,000               799,638
Household Finance Corporation
  6.375%         10/15/2011                        400,000               455,570
Household Finance Corporation
  4.625%         01/15/2008 +                    1,000,000             1,068,136
International Lease Finance
  Corporation
  5.750%         10/15/2006                        750,000               820,945
International Lease Finance
  Corporation
  2.950%         05/23/2006                        300,000               301,717
Lehman Brothers Holdings
  4.000%         01/22/2008                        375,000               391,232
MBIA Global Funding LLC 144A
  4.650%         07/01/2018 @                      625,000               597,168
Merrill Lynch & Company, Inc.
  7.000%         01/15/2007                        375,000               436,827
Merrill Lynch & Company, Inc.
  5.700%         02/06/2004                        250,000               256,613
Merrill Lynch & Company, Inc.
  2.940%         01/30/2006                      1,000,000             1,019,383
Merrill Lynch & Company, Inc.
  1.640%         05/21/2004 #+                   1,100,000             1,103,880
Morgan Stanley
  7.750%         06/15/2005                      1,380,000             1,538,322
Morgan Stanley
  6.600%         04/01/2012                        400,000               462,939
Morgan Stanley
  5.625%         01/20/2004                        250,000               256,025


              See accompanying notes to financial statements.                 71

June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
--------------------------------------------------------------------------------
National Rural Utilities Cooperative
  Finance Corporation
  6.000%         05/15/2006 +                   $2,700,000          $  3,000,767
National Rural Utilities Cooperative
  Finance Corporation
  3.000%         02/15/2006                        900,000               925,385
National Rural Utilities Cooperative
  Finance Corporation
  2.320%         04/26/2004 #+                   2,000,000             2,012,760
Nomura Asset Securities Corporation
  6.590%         03/15/2030                      1,000,000             1,155,977
Pemex Finance Ltd. (Cayman Islands)
  9.690%         08/15/2009                        540,000               665,126
Pemex Finance Ltd. (Cayman Islands)
  7.330%         05/15/2012                        600,000               715,671
Private Export Funding Corporation
  7.200%         01/15/2010                      1,040,000             1,282,929
TIAA Global Markets 144A
  3.875%         01/22/2008 @                      500,000               525,372
Toyota Motor Credit Corporation
  5.625%         11/13/2003                        250,000               254,103
U.S. Bancorp
  6.500%         06/15/2004                        250,000               262,267
USAA Capital Corporation
  3.130%         12/15/2005                        150,000               155,201
Washington Mutual Finance
  6.250%         05/15/2006                        700,000               775,078
                                                                    ------------
                                                                      47,708,565
                                                                    ------------
Forest Products & Paper--0.3%
International Paper Company
  8.125%         07/08/2005                        750,000               836,562
Inversiones CMPC SA 144A (Chile)
  4.875%         06/18/2013 @                      185,000               183,199
Weyerhaeuser Company
  7.375%         03/15/2032                        350,000               403,631
                                                                    ------------
                                                                       1,423,392
                                                                    ------------
Health Care Providers--0.0%
Wellpoint Health Networks, Inc.
  6.375%         01/15/2012                         80,000                91,414
                                                                    ------------
Heavy Construction--0.2%
Centex Corporation
  5.800%         09/15/2009                        300,000               329,925
Masco Corporation
  4.625%         08/15/2007                        750,000               795,686
                                                                    ------------
                                                                       1,125,611
                                                                    ------------
Heavy Machinery--0.1%
Deere & Company
  7.125%         03/03/2031                        275,000               333,833
                                                                    ------------
Insurance--2.4%
ACE INA Holdings
  8.300%         08/15/2006                        750,000               873,259
ACE Ltd. (Bermuda)
  6.000%         04/01/2007                        250,000               275,455
Allstate Corporation
  7.875%         05/01/2005                      1,330,000             1,478,182
Allstate Corporation
  7.200%         12/01/2009                        500,000               606,617

--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
Axa Company (France)
  8.600%         12/15/2030                     $  330,000          $    426,566
Everest Reinsurance Holdings
  8.500%         03/15/2005                        500,000               544,143
Florida Windstorm
  Underwriting Association
  6.850%         08/25/2007 @                      700,000               814,265
GE Life - Prem Assets
  2.060%         10/06/2005 @#+                  2,000,000             2,001,972
Hartford Life, Inc.
  7.375%         03/01/2031                        250,000               297,054
Liberty Mutual
  7.697%         10/15/2097 @                      500,000               368,696
Metlife, Inc.
  3.911%         05/15/2005                      1,200,000             1,250,440
Metropolitan Life Insurance
  Company 144A
  6.300%         11/01/2003 @                      225,000               228,789
Monumental Global Funding II 144A
  6.050%         01/19/2006 @                    1,190,000             1,313,085
Monumental Global Funding II 144A
  1.259%         09/26/2003 @                      250,000               250,157
Mony Group, Inc.
  7.450%         12/15/2005                         75,000                79,771
New York Life Insurance Company 144A
  5.875%         05/15/2033 @                      140,000               147,457
Progressive Corporation
  6.250%         12/01/2032                        425,000               474,865
RenaissanceRe Holdings Ltd.
  (Bermuda)
  7.000%         07/15/2008                        500,000               565,454
United Health Group, Inc.
  7.500%         11/15/2005                        500,000               565,993
                                                                    ------------
                                                                      12,562,220
                                                                    ------------
Media--Broadcasting & Publishing--1.0%
AOL Time Warner, Inc.
  7.700%         05/01/2032                        250,000               292,969
AOL Time Warner, Inc.
  7.625%         04/15/2031                        200,000               231,688
CBS Corporation
  8.625%         08/01/2012                        250,000               328,665
Cox Communications, Inc.
  7.125%         10/01/2012                        345,000               412,697
Gannett Company, Inc.
  4.950%         04/01/2005                      1,160,000             1,226,651
Reed Elsevier Capital, Inc.
  6.750%         08/01/2011                        500,000               583,257
Time Warner, Inc.
  9.150%         02/01/2023                        500,000               633,950
Viacom, Inc.
  7.750%         06/01/2005                        400,000               445,698
Viacom, Inc.
  6.875%         09/01/2003 +                    1,000,000             1,009,205
                                                                    ------------
                                                                       5,164,780
                                                                    ------------
Metals & Mining--0.5%
Alcan, Inc. (Canada)
  7.250%         03/15/2031                        370,000               461,801
Alcoa, Inc.
  7.250%         08/01/2005                      1,200,000             1,336,901
Alcoa, Inc.
  1.538%         12/06/2004 #                      500,000               501,402
Codelco, Inc. (Chile)
  6.375%         11/30/2012 @                      365,000               402,858
                                                                    ------------
                                                                       2,702,962
                                                                    ------------

72             See accompanying notes to financial statements.

June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
--------------------------------------------------------------------------------
Oil & Gas--1.1%
Burlington Resources Finance Company (Canada)
  7.400%          12/01/2031                    $  210,000           $   263,606
Canadian National Resources Ltd. (Canada)
  6.450%          06/30/2033                       280,000               317,194
ChevronTexaco Capital Corporation
  3.500%          09/17/2007                       450,000               468,106
Devon Energy Corporation
  7.950%          04/15/2032                       370,000               477,819
Kerr-McGee Corporation
  1.850%          06/28/2004 @#+                   500,000               497,637
KeySpan Corporation
  7.625%          11/15/2010                       250,000               307,314
Phillips Petroleum Company
  8.500%          05/25/2005                       510,000               574,744
Schlumberger Technology Corporation
  6.500%          04/15/2012 @                     750,000               872,265
Total Fina Elf SA (France)
  7.000%          10/05/2005                     1,150,000             1,279,658
Trans-Canada Pipelines (Canada)
  4.000%          06/15/2013                       325,000               317,683
Vastar Resources, Inc.
  6.950%          11/08/2006                       500,000               573,172
                                                                     -----------
                                                                       5,949,198
                                                                     -----------
Pharmaceuticals--0.3%
American Home Products Corporation
  7.900%          02/15/2005                       500,000               548,953
American Home Products Corporation
  6.250%          03/15/2006                       400,000               443,812
Cardinal Health, Inc.
  7.000%          10/15/2026                       400,000               483,060
                                                                     -----------
                                                                       1,475,825
                                                                     -----------
Real Estate--0.2%
Equity Office Properties Operating
  Limited Partnership
  6.625%          02/15/2005                       400,000               428,054
Health Care Property
  Investors, Inc. REIT
  6.000%          03/01/2015                       450,000               467,492
                                                                     -----------
                                                                         895,546
                                                                     -----------
Restaurants--0.1%
McDonald's Corporation
  4.125%          06/01/2013                       275,000               270,373
                                                                     -----------
Retailers--0.6%
Kohl's Corporation
  6.000%          01/15/2033                       425,000               461,420
Safeway, Inc.
  7.250%          09/15/2004 +                   1,000,000             1,062,889
Target Corporation
  7.500%          02/15/2005                     1,190,000             1,300,758
Wal-Mart Stores, Inc.
  7.550%          02/15/2030                       350,000               463,777
                                                                     -----------
                                                                       3,288,844
                                                                     -----------
Special Purpose Entity--0.1%
ERAC USA Finance Company
  6.950%          01/15/2006                       710,000               786,380
                                                                     -----------

--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
Telecommunications--1.1%
AT&T Corporation
  7.800%         11/15/2011                     $  225,000          $    257,685
AT&T Wireless Services, Inc.
  8.125%         05/01/2012                        505,000               609,646
British Telecommunications PLC
  (United Kingdom)
  7.875%         12/15/2005                        420,000               478,638
Citizens Communications Company
  9.250%         05/15/2011                        250,000               324,061
Sing Telecommunications 144A
  7.375%         12/01/2031 @                      350,000               429,127
Telefonica Europe NV (Netherlands)
  7.750%         09/15/2010                        500,000               618,017
Verizon Global Funding Corporation
  7.375%         09/01/2012                        350,000               427,784
Verizon Global Funding Corporation
  6.750%         12/01/2005                      1,420,000             1,585,595
Verizon Pennsylvania, Inc.
  5.650%         11/15/2011                        250,000               276,452
Vodafone Group PLC (United Kingdom)
  7.750%         02/15/2010                        500,000               616,204
                                                                    ------------
                                                                       5,623,209
                                                                    ------------
Transportation--0.0%
Fedex Corporation
  7.650%         01/15/2022                         91,734               111,783
                                                                    ------------
Utilities--0.3%
Dominion Resources, Inc.
  7.625%         07/15/2005                        400,000               445,153
Hydro-Quebec (Canada)
  7.500%         04/01/2016                        500,000               661,507
Pedernales Electric Cooperative, Inc.
  6.202%         11/15/2032 @                      275,000               297,724
                                                                    ------------
                                                                       1,404,384
                                                                    ------------
TOTAL CORPORATE OBLIGATIONS
 (Cost $133,400,410)                                                 140,144,559
                                                                    ------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--39.9%
--------------------------------------------------------------------------------
U.S. Government Agencies--
Mortgage Backed--30.2%
Federal Home Loan Bank
  5.750%         08/15/2011                        700,000               799,114
  1.400%         03/05/2004                        600,000               600,217
  1.270%         06/21/2004                        600,000               600,178
  0.970%         07/25/2003                      3,000,000             2,998,060
Federal Home Loan Mortgage Corporation
  7.000%         07/15/2005                      2,920,000             3,246,622
  6.500%         09/01/2014-
                 06/01/2022                      6,731,738             7,061,734
  6.085%         09/25/2029                        829,031               894,572
  6.000%         01/15/2028 +                    1,236,450             1,244,481
  5.701%         01/01/2033                      1,377,712             1,426,211
  5.125%         07/15/2012                      1,500,000             1,657,895
  4.500%         08/15/2004                        570,000               591,250
  4.250%         06/15/2005                        700,000               738,583
  3.000%         05/15/2020                      1,800,000             1,811,638
  2.875%         09/15/2005                      7,140,000             7,354,850
Federal National Mortgage Association
  7.015%         12/01/2010                        978,976             1,174,778
  6.865%         08/01/2009                        975,760             1,144,973
  6.625%         11/15/2030                      1,150,000             1,417,980
  6.568%         04/01/2008                      1,000,000             1,133,701


                 See accompanying notes to financial statements.              73

June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--
(Continued)
--------------------------------------------------------------------------------
     6.539%      12/25/2020 #+                  $   23,951          $     23,939
     6.500%      05/01/2008-
                 06/01/2029                      1,675,681             1,758,532
     6.200%      08/12/2008                      2,000,000             2,011,414
     6.070%      03/01/2012                        444,766               512,861
     6.048%      03/01/2012 &                      246,958               281,992
     6.009%      11/01/2011 &                      152,438               173,693
     6.000%      01/01/2009-
                 09/01/2023                     33,613,163            35,115,163
     5.975%      02/01/2012                        498,175               570,108
     5.897%      04/01/2012                        988,639             1,124,191
     5.880%      01/01/2012                        591,454               673,072
     5.793%      11/01/2011 &                      289,826               326,158
     5.775%      11/01/2011                      1,057,306             1,195,703
     5.655%      11/01/2011                        265,391               298,066
     5.607%      12/01/2011                        982,919             1,098,488
     5.500%      09/01/2017-
                 05/01/2033                      2,724,114             2,825,849
     2.958%      12/01/2026 +                    1,110,606             1,133,647
     2.917%      10/01/2026 +                      476,226               486,038
     1.400%      04/19/2004                        500,000               500,383
Federal National Mortgage Association TBA
     6.000%      05/01/2018 &                    1,000,000             1,044,421
     5.500%      07/01/2018                      3,200,000             3,324,000
     5.000%      07/01/2018                     24,390,000            25,194,108
Government National Mortgage Association
     8.000%      06/15/2026-
                 03/15/2032                      3,269,099             3,531,890
     7.500%      07/15/2025-
                 09/15/2031                      2,675,912             2,848,857
     7.000%      01/15/2028-
                 01/15/2032                      5,300,998             5,605,728
     6.500%      03/15/2028-
                 03/15/2031                      2,493,680             2,622,701
     6.000%      11/15/2028-
                 05/15/2033                     19,193,459            20,136,053
     5.750%      07/20/2025 +                       50,317                51,387
     5.500%      09/20/2030-
                 04/15/2033                      3,537,075             3,678,666
Government National Mortgage Association TBA
     5.000%      07/01/2033                      3,900,000             3,995,063
                                                                    ------------
                                                                     158,039,008
                                                                    ------------
U.S. Government Agency--
Discount Notes--9.7%
Federal Home Loan Bank
     1.175%      07/02/2003                      4,400,000             4,399,856
Federal Home Loan Mortgage Corporation
     1.840%      07/17/2003                        750,000               749,539
     1.830%      07/17/2003                        950,000               949,074
     1.780%      07/17/2003                        700,000               699,446
     1.195%      08/22/2003 +                   13,100,000            13,077,388
     1.165%      08/01/2003 +                      400,000               399,598
Federal National Mortgage Association
     1.200%      07/23/2003 +                    6,700,000             6,695,087
     1.190%      07/16/2003                      1,000,000               999,504
     1.170%      08/27/2003 +                    4,500,000             4,491,664
     1.150%      08/20/2003 +                    4,300,000             4,293,132

--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
     1.050%      05/28/2004                     $1,500,000          $  1,485,563
     0.950%      09/10/2003 +                    2,600,000             2,595,129
     0.920%      07/22/2003                      1,000,000               999,770
     0.700%      07/01/2003                      8,791,000             8,791,000
                                                                    ------------
                                                                      50,625,750
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
 (Cost $206,681,624)
                                                                     208,664,758
                                                                    ------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--27.9%
--------------------------------------------------------------------------------
U.S. Treasury Bills--4.2%
U.S. Treasury Bill
     1.100%      08/07/2003 *                       80,000                79,909
     1.085%      08/07/2003 *                      145,000               144,838
     1.065%      08/14/2003 *                      400,000               399,479
     1.065%      08/14/2003 *                      345,000               344,551
     1.020%      08/14/2003 *                      120,000               119,853
     1.015%      08/14/2003 *                        5,000                 4,994
     0.910%      07/10/2003                      5,800,000             5,798,680
     0.890%      07/17/2003                      4,000,000             3,998,418
     0.855%      09/04/2003                      4,000,000             3,993,825
     0.845%      07/10/2003                      3,500,000             3,499,261
     0.840%      12/18/2003 +                    3,700,000             3,685,323
                                                                    ------------
                                                                      22,069,131
                                                                    ------------
U.S. Treasury Bonds--0.8%
U.S. Treasury Bond
     7.250%      05/15/2016 +                    1,750,000             2,327,911
     5.500%      08/15/2028 +                    1,773,000             1,994,973
                                                                    ------------
                                                                       4,322,884
                                                                    ------------
U.S. Treasury Notes--22.8%
U.S. Treasury Inflation Index Note
     3.875%      01/15/2009 +                    2,241,620             2,568,058
     3.625%      01/15/2008 +                    3,413,340             3,830,409
     3.500%      01/15/2011                      4,198,077             4,769,410
U.S. Treasury Note
     6.500%      08/15/2005-
                 10/15/2006                      4,250,000             4,771,818
     6.125%      08/15/2007                      2,000,000             2,314,142
     6.000%      08/15/2004 +                    3,000,000             3,166,173
     5.750%      11/15/2005                      6,360,000             7,001,718
     5.625%      02/15/2006                      6,720,000             7,432,165
     4.750%      11/15/2008 +                    9,500,000            10,534,246
     4.625%      05/15/2006                        130,000               140,964
     2.125%      08/31/2004                      1,735,000             1,756,757
     2.000%      05/15/2006                      3,000,000             3,032,814
     1.875%      09/30/2004                      9,500,000             9,596,492
     1.750%      12/31/2004                      8,500,000             8,576,373
     1.625%      01/31/2005-
                 04/30/2005 +                   36,700,000            36,961,460
     1.500%      02/28/2005                      1,400,000             1,407,165
     1.250%      05/31/2005                     11,000,000            10,996,997
                                                                    ------------
                                                                     118,857,161
                                                                    ------------
U.S. Treasury Strips--0.1%
U.S. Treasury Strip
     0.000%      08/15/2020                      1,500,000               661,410
                                                                    ------------

TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $143,409,653)
                                                                     145,910,586
                                                                    ------------


74              See accompanying notes to financial statements.

June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
Financial Services--0.2%
Alameda Corridor Transportation
  Authority (California)
    5.900%       10/01/2010                     $  575,000          $    654,707
Delaware River Port Authorities PA & NJ
    7.630%       01/01/2021                        180,000               229,365
                                                                    ------------
TOTAL MUNICIPAL OBLIGATIONS
 (Cost $791,197)                                                        884,072
                                                                    ------------
--------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
Government Issued--0.2%
Ontario (Province Of) (Canada)
    5.500%       10/01/2008                        500,000               565,529
State of Israel (Israel)
    4.625%       06/15/2013                        250,000               244,054
                                                                    ------------
TOTAL SOVEREIGN DEBT OBLIGATIONS
 (Cost $747,504)                                                         809,583
                                                                    ------------
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES--9.9%
--------------------------------------------------------------------------------
Automotive--1.4%
BMW Vehicle Owner Trust,
  Ser. 2002-A, Class A4
    4.460%       05/25/2007                      1,000,000             1,057,286
Capital One Auto Finance Trust,
  Ser. 2001-A, Class A4
    5.400%       05/15/2008                      1,250,000             1,323,164
Chase Manhattan Auto Owner Trust,
  Ser. 2001-B, Class A4
    3.800%       05/15/2008                        850,000               881,983
Honda Auto Receivables Owner Trust,
  Ser. 2003-1, Class A4
    2.480%       07/18/2008                      3,000,000             3,048,377
Honda Auto Receivables Owner Trust,
  Ser. 2003-2, Class A1
    1.233%       06/11/2004                        438,798               438,974
Honda Auto Receivables Owners Trust,
  Ser. 2001-2, Class A4
    5.090%       10/18/2006                        445,000               458,586
                                                                    ------------
                                                                       7,208,370
                                                                    ------------
Banking--0.2%
CNH Equipment Trust,
  Ser. 2003-A, Class A1
    1.263%       06/11/2004                        324,567               324,929
Wells Fargo Mortgage Backed Securities
  Trust, Ser. 2001-25, Class IIIA
    6.543%       10/25/2031 #                      436,059               437,397
                                                                    ------------
                                                                         762,326
                                                                    ------------
Electric Utilities--0.2%
Peco Energy Transition Trust,
  Ser. 1999-A, Class A
    5.800%       03/01/2007                        525,000               550,750
Peco Energy Transition Trust,
  Ser. 2001-A, Class A1
    6.520%       12/31/2010                        500,000               591,939
                                                                    ------------
                                                                       1,142,689
                                                                    ------------

--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
Financial Services--8.1%
Aames Mortgage Trust,
  Ser. 1999-2, Class AV2
    1.630%       10/15/2029 #+                  $  301,276          $    301,761
Aesop Funding II LLC,
  Ser. 2003-3A, Class A1
    2.750%       07/20/2007                        600,000               610,762
Amortizing Residential Collateral Trust,
  Ser. 2002-BC4, Class A
    1.325%       06/25/2004 #+                   1,788,811             1,788,570
Asset Securitization Corporation,
  Ser. 1997-D4, Class A1C
    7.420%       04/14/2029                        500,000               536,700
Asset Securitization Corporation,
  Ser. 1997-D5, Class A1C
    6.750%       02/14/2043                        260,000               298,572
Bank of America Mortgage Securities,
  Ser. 2001-C, Class A6
    6.184%       07/25/2031 #+                     151,944               154,400
Bank of America Mortgage Securities,
  Ser. 2002-3, Class 1A6
    6.250%       03/25/2032 +                      230,917               231,852
Bank of America Mortgage Securities,
  Ser. 2002-K, Class 2A1
    5.768%       10/20/2032 +                    1,275,600             1,317,652
Bayview Financial Acquisition Trust,
  Ser. 2000-A, Class A
    1.415%       02/25/2030 @#+                    366,500               366,907
Bear Stearns ARM Trust,
  Ser. 2002-5, Class 6A
    6.004%       06/25/2032 +                      514,100               527,568
Bear Stearns Commercial Mortgage
  Securities, Inc., Ser. 1999-C1, Class A2
    6.020%       02/14/2031                        750,000               854,438
Bear Stearns Commercial Mortgage
  Securities, Inc., Ser. 2001-TOP4, Class A1
    5.060%       11/15/2016 +                      949,507             1,020,859
Bear Stearns Commercial Mortgage
  Securities, Inc., Ser. 2002-PBW1, Class A2
    4.720%       11/11/2035                      1,365,000             1,431,741
CDC Mortgage Capital Trust,
  Ser. 2002-HE2, Class A
    1.325%       01/25/2033 #+                     742,204               742,402
CIT Equipment Collateral,
  Ser. 2001-A, Class A4
    4.840%       09/20/2012                        400,000               418,170
Citibank Credit Card Insurance Trust,
  Ser. 2000-A1, Class A1
    6.900%       10/15/2007                      1,680,000             1,870,058
Citibank Credit Card Issuance Trust,
  Ser. 2000-B1, Class B1
    7.050%       09/17/2007                      1,100,000             1,221,032
Countrywide Home Loans, Inc.,
  Ser. 2002-1, Class 5A1
    5.521%       03/19/2032 #+                     540,206               548,809
Countrywide Home Loans, Inc.,
  Ser. 2002-HYB2, Class 6A1
    4.856%       09/19/2032 #+                   1,117,107             1,133,768
Credit Suisse First Boston Mortgage
  Securities Corporation,
  Ser. 02-24, Class 3A1
    5.500%       09/25/2032 +                    1,105,710             1,124,490
Credit Suisse First Boston Mortgage
  Securities Corporation,
  Ser. 1997-C1, Class A1C
    7.240%       06/20/2029                        834,000               952,854


                See accompanying notes to financial statements.               75

June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES--(Continued)
--------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage
  Securities Corporation,
  Ser. 2000-C1, Class A2
  7.545%         04/14/2062                     $  135,000          $    164,547
Credit Suisse First Boston Mortgage
  Securities Corporation,
  Ser. 2000-HE1, Class A2
  1.440%         12/15/2030 #+                     161,220               161,400
Credit Suisse First Boston Mortgage
  Securities Corporation,
  Ser. 2001-1, Class A
  7.500%         02/25/2031 +                      103,195               106,457
Credit-Based Asset Servicing
  and Securitization Company,
  Ser. 2002-CB1, Class A2A
  1.375%         08/25/2029 #+                   1,063,359             1,065,086
Credit-Based Asset Servicing
  and Securitization Company,
  Ser. 2002-CB3, Class A
  1.355%         06/25/2032 #+                     917,181               917,754
Cross Country Master Credit
  Card Trust, Ser. 1999-1, Class A
  1.680%         06/15/2006 @#+                        386                   386
Federal National Mortgage
  Association, Ser. 2001-5, Class PT
  6.250%         05/25/2027 +                      767,163               771,760
Green Tree Home Equity Loan Trust,
  Ser. 1999-C, Class A4
  7.180%         07/15/2030 +                      103,464               104,281
GSR Mortgage Loan Trust,
  Ser. 2001-1, Class A2
  5.575%         10/25/2031 +                      883,106               887,296
Holmes Financing PLC, Ser. 7, Class 2A
  0.000%         01/15/2008 +                    2,400,000             2,400,600
MBNA Master Credit Card Trust,
  Ser. 2002-A1, Class A1
  4.950%         06/15/2009                        135,000               147,338
Merrill Lynch Mortgage Investors, Inc.,
  Ser.1997-C2, Class A2
  6.540%         12/10/2029                        500,000               569,389
MLCC Mortgage Investors, Inc.,
  Ser. 1999-A, Class A
  1.560%         03/15/2025 #+                     450,108               451,033
Morgan Stanley Dean Witter Capital
  Corporation, Ser. 2001-Top 1, Class A3
  6.460%         02/15/2033                        740,000               845,488
Morgan Stanley Dean Witter Capital
  Corporation, Ser. 2001-Top 3, Class A3
  6.200%         07/15/2033                        660,000               751,501
Morgan Stanley Dean Witter Capital I,
  Inc., Ser. 2001-HE1, Class A2
  1.750%         07/25/2032 #+                     864,253               864,896
Morgan Stanley Dean Witter Capital I,
  Inc., Ser. 2001-Top 5, Class A2
  5.900%         10/15/2035                        750,000               839,011
Navistar Financial Corporation Owner
  Trust, Ser. 2002-A, Class A4
  4.760%         04/15/2009                        750,000               792,832
Prudential Home Mortgage Securities,
  Ser. 1992-13, Class A7
  7.500%         06/25/2007 +                    1,572,372             1,593,292
Residential Funding Mortgage
  Securities I, Ser. 2003-S9, Class A1
  6.500%         03/25/2032 +                    1,157,975             1,194,193

--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
  Securities VII, Ser. 1997-TZH,
  Class A1
  7.150%         03/25/2025 @+                  $1,770,845          $  1,901,034
Salomon Brothers Mortgage
  Securities VII, Ser. 1999-AQ1,
  Class A
  1.355%         04/25/2029 #+                     501,194               500,811
Salomon Brothers Mortgage
  Securities VII, Ser. 1999-LB1,
  Class A
  1.335%         06/25/2029 #+                      77,683                76,532
SLM Student Loan Trust,
  Ser. 2003-2, Class A2
  0.000%         12/12/2023 +                    3,700,000             3,702,680
Structured Asset Mortgage
  Investments, Inc., Ser. 2002-AR1,
  Class 6A
  7.182%         03/25/2032 #                      568,088               594,434
Union Acceptance Corporation,
  Ser. 2001-A, Class A4
  5.610%         07/09/2007                        500,000               521,624
Washington Mutual,
  Ser. 2000-3, Class A
  3.247%         12/25/2040 #                      594,289               598,533
Washington Mutual,
  Ser. 2002-S4, Class A1
  6.500%         10/19/2029 +                      210,272               211,302
Washington Mutual,
  Ser.1999-WM1, Class M1
  6.299%         10/19/2039 #+                     699,271               701,940
WFS Financial Owner Trust,
  Ser. 2003-2, Class A1
  1.260%         06/20/2004                        400,000               400,348
WFS Financial Owner Trust,
  Ser. 2003-2, Class A4
  2.410%         12/20/2010                      1,100,000             1,106,796
                                                                    ------------
                                                                      42,397,939
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
 (Cost $50,527,732)
                                                                      51,511,324
                                                                    ------------
--------------------------------------------------------------------------------
COMMERCIAL PAPER--3.6%
--------------------------------------------------------------------------------
Banking--1.6%
ANZ (Delaware), Inc.
  1.230%         07/22/2003 +                    3,000,000             2,997,847
Lloyds Bank PLC
  1.235%         07/29/2003 +                    4,000,000             3,996,158
Royal Bank of Scotland PLC
  1.220%         07/08/2003                        200,000               199,953
Svenska Handelsbank, Inc.
  0.925%         07/25/2003 +                    1,000,000               999,383
                                                                    ------------
                                                                       8,193,341
                                                                    ------------
Chemicals--0.1%
BASF AG
  0.980%         08/14/2003                        300,000               299,641
                                                                    ------------
Diversified--0.8%
General Electric Capital Corporation
  1.030%         07/23/2003 +                    4,000,000             3,997,482
                                                                    ------------
Financial Services--0.9%
Barclays US Funding Corporation
  0.930%         08/25/2003 +                      200,000               199,716
HBOS Treasury Services PLC
  1.250%         07/24/2003                        250,000               249,800
HBOS Treasury Services PLC
  1.240%         07/24/2003 +                    1,700,000             1,698,654


76               See accompanying notes to financial statements.

June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER--(Continued)
--------------------------------------------------------------------------------
HBOS Treasury Services PLC
  1.210%         09/03/2003 +                   $1,000,000          $    997,849
HBOS Treasury Services PLC
  1.000%         09/15/2003 +                    1,500,000             1,496,833
Societe Generale North America
  1.215%         07/15/2003                        300,000               299,859
                                                                    ------------
                                                                       4,942,711
                                                                    ------------
Government Issued--0.0%
Quebec (Province Of)
  1.220%         07/15/2003                        250,000               249,881
                                                                    ------------
Insurance--0.1%
Marsh & McLennan Companies, Inc.
  0.910%         08/12/2003                        300,000               299,681
New York Life Capital Corporation
  0.950%         07/21/2003                        300,000               299,842
                                                                    ------------
                                                                         599,523
                                                                    ------------
Medical Equipment & Supplies--0.1%
Johnson & Johnson
  1.200%         08/04/2003                        300,000               299,660
                                                                    ------------
Oil & Gas--0.0%
Shell Finance (UK) PLC
  0.980%         07/18/2003                        250,000               249,884
                                                                    ------------
Pharmaceuticals--0.0%
GlaxoSmithKline Finance
  1.230%         07/23/2003                        250,000               249,812
                                                                    ------------
TOTAL COMMERCIAL PAPER
 (Cost $19,081,935)                                                   19,081,935
                                                                    ------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS--0.9%
--------------------------------------------------------------------------------
Institutional Money Market Funds--0.2%
BlackRock Tempcash Fund
  1.101%         07/01/2003 ++                     700,686               700,686
Dreyfus Cash Management Plus Fund
  1.102%         07/01/2003 ++                     153,659               153,659
Merrill Lynch Premier Institutional Fund
  1.045%         07/01/2003 ++                     228,513               228,513
Merrimac Cash Fund-Premium Class
  1.052%         07/01/2003 ++                     202,830               202,830
                                                                    ------------
                                                                       1,285,688
                                                                    ------------
Bank & Certificate Deposits/Offshore
Time Deposits--0.4%
American Express Centurion Bank
  1.260%         07/07/2003 ++                      92,196                92,196
Bank of Montreal
  1.150%         07/09/2003 ++                      46,837                46,837
Bank of Nova Scotia
  1.050%         08/29/2003 ++                     307,318               307,319
BNP Paribas
  1.030%         07/21/2003 ++                     208,977               208,977

--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
Credit Agricole Indosuez
  0.940%         07/01/2003 ++                  $  122,927          $    122,927
Den Danske Bank
  1.040%         07/24/2003 ++                     122,927               122,927
Den Danske Bank
  1.040%         07/28/2003 ++                     368,782               368,782
Harris Trust & Savings Bank
  1.020%         07/30/2003 ++                     184,391               184,391
Royal Bank of Canada
  1.031%         07/07/2003 ++                     129,074               129,074
Royal Bank of Scotland
  1.125%         07/01/2003 ++                     245,855               245,855
                                                                    ------------
                                                                       1,829,285
                                                                    ------------
Floating Rate Instruments/Master
Notes--0.3%
Comerica Bank
  1.073%         11/19/2003 ++                      61,464                61,464
Credit Suisse First Boston Corporation
  1.415%         07/01/2003 ++                     614,637               614,637
Goldman Sachs Group Inc.
  1.525%         07/02/2003 ++                     184,391               184,391
Goldman Sachs Group Inc.
  1.210%         08/04/2003 ++                     122,927               122,927
Goldman Sachs Group Inc.
  1.130%         09/17/2003 ++                      61,464                61,464
Liberty Lighthouse Funding
  1.155%         01/15/2004 ++                      61,464                61,464
Merrill Lynch & Company, Inc.
  1.615%         11/26/2003 ++                      61,464                61,464
Morgan Stanley
  1.455%         01/29/2004 ++                     153,659               153,659
Morgan Stanley
  1.425%         09/26/2003 ++                      30,732                30,732
Morgan Stanley
  1.425%         12/16/2003 ++                     307,318               307,318
Parkland (USA) LLC
  1.018%         11/26/2003 ++                     122,927               122,927
                                                                    ------------
                                                                       1,782,447
                                                                    ------------
TOTAL CASH EQUIVALENTS
 (Cost $4,897,420)
                                                                       4,897,420
                                                                    ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.2%
--------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 06/30/2003 due
  07/01/2003, with a maturity
  value of $1,140,287 and an
  effective yield of 0.75%
  collateralized by a U.S.
  Government Obligation
  with a rate of 3.908%,
  maturity date of 12/25/2022
  and market value of
  $1,197,480.                                    1,140,263             1,140,263
                                                                    ------------
TOTAL INVESTMENTS^--109.6%
 (Cost $560,677,738)                                                 573,044,500
                                                                    ------------


                See accompanying notes to financial statements.               77

June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Income
Preservation Fund
--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                  Value
--------------------------------------------------------------------------------
WRAPPER AGREEMENTS--(4.6%)
--------------------------------------------------------------------------------
American International
  Group, Inc.
  (contractual effective
  yield of 4.791%)           +++                                   $(11,978,962)
Bank of America
  (contractual
  effective yield of
  4.791%)                    +++                                    (11,978,962)
                                                                   -------------
TOTAL WRAPPER AGREEMENTS                                            (23,957,924)
                                                                   -------------
Other assets less liabilities--(5.0%)                               (26,347,531)
                                                                   -------------
NET ASSETS--100.0%                                                 $ 522,739,045
                                                                   =============

Notes to the Schedule of Investments:
ARM  Adjustable Rate Mortgage
MTN  Medium Term Note
REIT Real Estate Investment Trust
TBA  To Be Announced
+    Security has been pledged as collateral for when- issued (TBA) securities.
@    Securities acquired pursuant to Rule 144A.
#    Rate is subject to change. Rate shown reflects current rate.
& Security valued at fair value as determined by policies approved by the board of directors.
*    Security has been pledged as collateral for futures contracts.
++   Represents collateral received from securities lending transactions.
+++ Wrapper Agreements - Each Wrapper Agreement obligates the wrap provider to maintain the book value of a portion of the Fund's assets up to a specified dollar amount, upon the occurrence of certain specified events.
^    Fund has Securities on loan. See Note 6.


78                    See accompanying notes to financial statements.

Schedule of Investments
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint US Government
Securities Fund
--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--35.8%
--------------------------------------------------------------------------------
U.S. Government Agencies--
Mortgage Backed--35.8%
Federal Home Loan Bank
  4.875%         04/16/2004                     $7,400,000          $  7,621,822
Federal Home Loan Mortgage Corporation
  6.000%         10/01/2017                      2,085,823             2,169,763
  5.000%         05/15/2004                      7,400,000             7,651,704
  3.250%         01/15/2004                      3,000,000             3,035,610
Federal National Mortgage Association
  7.125%         06/15/2010                      3,500,000             4,332,562
  6.625%         10/15/2007-
                 11/15/2010                     17,250,000            20,698,051
  6.000%         10/01/2017                      5,594,105             5,840,608
  5.750%         02/15/2008                      8,000,000             9,137,136
  5.625%         05/14/2004                      7,400,000             7,690,842
  4.375%         10/15/2006-
                 09/15/2012                      7,500,000             7,968,628
  3.125%         11/15/2003                      7,400,000             7,459,452
                                                                    ------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
 (Cost $79,143,405)                                                   83,606,178
                                                                    ------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--58.2%
--------------------------------------------------------------------------------
U.S. Treasury Bonds--18.9%
U.S. Treasury Bond
  5.000%         08/15/2011                     28,575,000            32,062,064
  3.875%         02/15/2013                     11,670,000            12,012,351
                                                                    ------------
                                                                      44,074,415
                                                                    ------------
U.S. Treasury Notes--39.3%
U.S. Treasury Note
  6.500%         05/15/2005-
                 10/15/2006                     32,685,000            36,440,203
  6.000%         08/15/2009                      5,245,000             6,188,486
  5.625%         05/15/2008                      6,750,000             7,740,353
  5.250%         05/15/2004                     34,200,000            35,463,827
  3.250%         05/31/2004                      6,000,000             6,123,048
                                                                    ------------
                                                                      91,955,917
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $133,541,899)                                                 136,030,332
                                                                    ------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS--29.1%
--------------------------------------------------------------------------------
Institutional Money Market Funds--7.6%
BlackRock Tempcash Fund
  1.101%         07/01/2003 +                    9,749,308             9,749,308
Dreyfus Cash Management Plus Fund
  1.102%         07/01/2003 +                    2,138,006             2,138,006
Merrill Lynch Premier Institutional Fund
  1.045%         07/01/2003 +                    3,179,517             3,179,517
Merrimac Cash Fund-Premium Class
  1.052%         07/01/2003 +                    2,822,168             2,822,168
                                                                    ------------
                                                                      17,888,999
                                                                    ------------
Bank & Certificate Deposits/Offshore
Time Deposits--10.9%
American Express Centurion Bank
  1.260%         07/07/2003 +                    1,282,804             1,282,804
Bank of Montreal
  1.150%         07/09/2003 +                      651,688               651,688
Bank of Nova Scotia
  1.050%         08/29/2003 +                    4,276,013             4,276,013

--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date                            Face                   Value
--------------------------------------------------------------------------------
BNP Paribas
  1.030%         07/21/2003 +                   $2,907,689         $  2,907,689
Credit Agricole Indosuez
  0.940%         07/01/2003 +                    1,710,405            1,710,405
Den Danske Bank
  1.040%         07/24/2003 +                    1,710,405            1,710,405
Den Danske Bank
  1.040%         07/28/2003 +                    5,131,215            5,131,215
Harris Trust & Savings Bank
  1.020%         07/30/2003 +                    2,565,608            2,565,608
Royal Bank of Canada
  1.031%         07/07/2003 +                    1,795,925            1,795,925
Royal Bank of Scotland
  1.125%         07/01/2003 +                    3,420,810            3,420,810
                                                                   ------------
                                                                     25,452,562
                                                                   ------------
Floating Rate Instruments/Master Notes--10.6%
Comerica Bank
  1.073%         11/19/2003 +                      855,203              855,203
Credit Suisse First Boston Corporation
  1.415%         07/01/2003 +                    8,552,026            8,552,026
Goldman Sachs Group Inc.
  1.525%         07/02/2003 +                    2,565,608            2,565,608
Goldman Sachs Group Inc.
  1.210%         08/04/2003 +                    1,710,405            1,710,405
Goldman Sachs Group Inc.
  1.130%         09/17/2003 +                      855,203              855,203
Liberty Lighthouse Funding
  1.155%         01/15/2004 +                      855,203              855,203
Merrill Lynch & Company, Inc.
  1.615%         11/26/2003 +                      855,203              855,203
Morgan Stanley
  1.455%         01/29/2004 +                    2,138,006            2,138,006
Morgan Stanley
  1.425%         09/26/2003 +                      427,601              427,601
Morgan Stanley
  1.425%         12/16/2003 +                    4,276,013            4,276,013
Parkland (USA) LLC
  1.018%         11/26/2003 +                    1,710,405            1,710,405
                                                                   ------------
                                                                     24,800,876
                                                                   ------------
TOTAL CASH EQUIVALENTS
 (Cost $68,142,437)                                                  68,142,437
                                                                   ------------
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.4%
-------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 06/30/2003 due
  07/01/2003, with a maturity
  value of $12,682,570 and
  an effective yield of
  0.75% collateralized by a
  U.S. Government
  Obligation with a rate of
  4.50%, maturity date of
  09/20/2032 and a market
  value of $13,316,421.
                                                12,682,305           12,682,305
                                                                   ------------
TOTAL INVESTMENTS^--128.5%
 (Cost $293,510,046)
                                                                    300,461,252
Other assets less liabilities--(28.5%)
                                                                    (66,551,767)
                                                                   ------------
NET ASSETS--100.0%                                                 $233,909,485
                                                                   ============

Notes to the Schedule of Investments:
+ Represents collateral received from securities lending transactions. ^ Fund has Securities on loan. See Note 6.

                See accompanying notes to financial statements.               79

Schedule of Investments
June 30, 2003 (Unaudited)
----------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                    Shares                Value
----------------------------------------------------------------
COMMON STOCKS--72.6%
----------------------------------------------------------------
Advertising--0.2%
Interpublic Group, Inc.             21,700          $    290,346
Monster Worldwide, Inc.        *     6,200               122,326
Omnicom Group                       10,600               760,020
                                                    ------------
                                                       1,172,692
                                                    ------------
Aerospace & Defense--1.0%
Boeing Company                      46,692             1,602,469
General Dynamics
  Corporation                       11,100               804,750
Honeywell International, Inc.       47,925             1,286,786
Lockheed Martin
  Corporation                       25,100             1,194,007
Northrop Grumman
  Corporation                       10,296               888,442
Raytheon Company                    22,600               742,184
Rockwell Collins, Inc.              10,400               256,152
Textron, Inc.                        7,700               300,454
                                                    ------------
                                                       7,075,244
                                                    ------------
Airlines--0.1%
Delta Air Lines, Inc.                6,400                93,952
Southwest Airlines, Inc.            43,912               755,286
                                                    ------------
                                                         849,238
                                                    ------------
Automotive--0.7%
Cooper Tire & Rubber
  Company                            4,200                73,878
Dana Corporation                     8,324                96,225
Delphi Corporation                  30,335               261,791
Ford Motor Company                 100,846             1,108,298
General Motors Corporation          31,000             1,116,000
Genuine Parts Company                9,425               301,694
Goodyear Tire & Rubber
  Company                            9,300                48,825
Harley-Davidson, Inc.               16,800               669,648
ITT Industries, Inc.                 5,200               340,392
Johnson Controls, Inc.               5,000               428,000
Navistar International
  Corporation                  *     3,700               120,731
Visteon Corporation                  8,204                56,361
                                                    ------------
                                                       4,621,843
                                                    ------------
Banking--6.2%
Amsouth Bancorp                     19,700               430,248
BB&T Corporation                    26,500               908,950
Bank of America
  Corporation                       83,916             6,631,881
Bank of New York
  Company, Inc.                     42,900             1,233,375
Bank One Corporation                64,169             2,385,803
Capital One Financial
  Corporation                       12,700               624,586
Charter One Financial, Inc.         13,155               410,173
Comerica, Inc.                       9,650               448,725
Fifth Third Bancorp                 32,268             1,850,247
First Tennessee National
  Corporation                        7,000               307,370
Fleet Boston Financial
  Corporation                       59,087             1,755,475
Golden West Financial
  Corporation                        8,500               680,085
Huntington Bancshares, Inc.         12,836               250,559
J.P. Morgan Chase &
  Company                          114,100             3,899,938
KeyCorp                             24,400               616,588
MBNA Corporation                    72,940             1,520,070

-----------------------------------------------------------------
                                    Shares                Value
-----------------------------------------------------------------
Marshall & Ilsley
  Corporation                       12,000          $    366,960
Mellon Financial
  Corporation                       24,500               679,875
National City Corporation           33,700             1,102,327
North Fork Bancorporation,
  Inc.                               9,000               306,540
Northern Trust Corporation          12,800               534,912
PNC Financial Services
  Group                             16,200               790,722
Regions Financial
  Corporation                       12,400               418,872
Safeco Corporation                   7,600               268,128
SLM Corporation                     25,800             1,010,586
Southtrust Corporation              20,000               544,000
State Street Corporation            18,700               736,780
Suntrust Banks, Inc.                16,000               949,440
Synovus Financial
  Corporation                       17,100               367,650
U.S. Bancorp                       107,805             2,641,222
Union Planters Corporation          11,150               345,984
Wachovia Corporation                75,584             3,020,337
Wells Fargo & Company               94,060             4,740,624
Zions Bancorporation                 5,500               278,355
                                                    ------------
                                                      43,057,387
                                                    ------------
Beverages, Food & Tobacco--4.1%
Adolph Coor Company
  Class B                            2,100               102,858
Altria Group, Inc.                 113,700             5,166,528
Anheuser Busch
  Companies, Inc.                   46,900             2,394,245
Archer-Daniels-Midland
  Company                           35,824               461,055
Brown Forman Corporation
  Class B                            3,700               290,894
Campbell Soup Company               23,500               575,750
Coca Cola Company                  138,400             6,423,144
Coca Cola Enterprises, Inc.         25,600               464,640
Conagra, Inc.                       30,800               726,880
General Mills, Inc.                 20,700               981,387
Heinz HJ Company                    19,350               638,163
Hershey Foods Corporation            7,400               515,484
Kellogg Company                     22,500               773,325
Kroger Company                 *    42,400               707,232
McCormick & Company, Inc.            7,800               212,160
Pepsi Bottling Group,
  Inc. (The)                        15,600               312,312
PepsiCo, Inc.                       97,030             4,317,835
R.J. Reynolds Tobacco
  Holdings, Inc.                     5,000               186,050
Sara Lee Corporation                44,700               840,807
Supervalu, Inc.                      7,600               162,032
Sysco Corporation                   36,900             1,108,476
UST, Inc.                            9,800               343,294
WM Wrigley Jr. Company              12,900               725,367
                                                    ------------
                                                      28,429,918
                                                    ------------
Bio-Technology--0.1%
Chiron Corporation             *    10,900               476,548
                                                    ------------
Building Materials--0.9%
Home Depot, Inc.                   129,100             4,275,792
Louisiana Pacific
  Corporation                  *     6,000                65,040
Lowe's Companies, Inc.              43,800             1,881,210
Vulcan Materials Company             5,500               203,885
                                                    ------------
                                                       6,425,927
                                                    ------------

June 30, 2003 (Unaudited)
-----------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                         Shares           Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
Chemicals--1.0%
Air Products & Chemicals, Inc.           12,500     $    520,000
Avery-Dennison Corporation                6,400          321,280
BF Goodrich Company                       5,800          121,800
Clorox Company                           12,700          541,655
Dow Chemical Company (The)               51,436        1,592,459
Du Pont (E.I.) de Nemours                55,800        2,323,512
Eastman Chemical
  Company                                 4,375          138,556
Engelhard Corporation                     6,637          164,398
Great Lakes Chemical
  Corporation                             2,900           59,160
Hercules, Inc.                 *          6,100           60,390
International Flavors &
  Fragrances                              5,400          172,422
Praxair, Inc.                             9,100          546,910
Rohm & Haas Company                      12,075          374,687
Tupperware Corporation                    3,200           45,952
                                                    ------------
                                                       6,983,181
                                                    ------------
Commercial Services--0.8%
Allied Waste Industries,
  Inc.                         *         11,900          119,595
Cendant Corporation            *         56,000        1,025,920
Cintas Corporation                        9,200          326,048
Concord EFS, Inc.              *         28,800          423,936
Convergys Corporation          *          9,400          150,400
Deluxe Corporation                        3,400          152,320
Equifax, Inc.                             8,700          226,200
Fluor Corporation                         4,400          148,016
Halliburton Company                      24,600          565,800
Monsanto Company                         15,549          336,480
Paychex, Inc.                            21,450          628,699
Quintiles Transnational
  Corporation                  *          6,600           93,654
Robert Half International,
  Inc.                         *          9,500          179,930
RR Donnelley & Sons
  Company                                 6,600          172,524
Ryder System, Inc.                        3,300           84,546
Waste Management, Inc.                   33,227          800,438
                                                    ------------
                                                       5,434,506
                                                    ------------
Communications--0.3%
ADC Telecommunications,
  Inc.                         *         43,000          100,104
Andrew Corporation             *          4,587           42,200
Avaya, Inc.                    *         21,468          138,683
JDS Uniphase Corporation       *         76,300          267,813
Network Appliance, Inc.        *         19,400          314,474
Nextel Communications,
  Inc. Class A                 *         57,800        1,045,024
Scientific Atlanta, Inc.                  8,400          200,256
Tellabs, Inc.                  *         22,200          145,854
                                                    ------------
                                                       2,254,408
                                                    ------------
Computer Software & Processing--4.2%
Adobe Systems, Inc.                      12,800          410,496
Autodesk, Inc.                            7,000          113,120
Automatic Data
  Processing, Inc.                       34,200        1,158,012
BMC Software, Inc.             *         13,300          217,189
Citrix Systems, Inc.           *         10,200          207,672
Computer Associates
  International, Inc.                    33,025          735,797
Compuware Corporation          *         20,200          116,554

-----------------------------------------------------------------
                                        Shares           Value
-----------------------------------------------------------------
Electronic Arts, Inc.          *          8,200     $    606,718
Electronic Data Systems
  Corporation                            27,100          581,295
First Data Corporation                   42,600        1,765,344
Fiserv, Inc.                   *         11,000          391,710
Intuit, Inc.                   *         11,500          512,095
Mercury Interactive
  Corporation                  *          4,400          169,884
Microsoft Corporation                   602,600       15,432,586
NCR Corporation                *          5,800          148,596
Novell, Inc.                   *         19,600           60,368
NVIDIA Corporation             *          8,300          190,983
Oracle Corporation             *        295,420        3,550,948
Parametric Technology
  Corporation                  *         16,400           50,020
PeopleSoft, Inc.               *         17,400          306,066
Siebel Systems, Inc.           *         27,500          262,350
Sun Microsystems, Inc.         *        180,800          831,680
Sungard Data Systems, Inc.     *         15,500          401,605
Symantec Corporation           *          8,200          359,652
Unisys Corporation             *         17,800          218,584
Veritas Software
  Corporation                  *         23,333          668,957
                                                    ------------
                                                      29,468,281
                                                    ------------
Computers &
Information--5.3%
Apple Computer, Inc.           *         19,600          374,752
Cisco Systems, Inc.            *        394,300        6,580,867
Computer Sciences
  Corporation                  *         10,500          400,260
Comverse Technology, Inc.      *         11,200          168,336
Dell Computer Corporation      *        144,300        4,611,828
EMC Corporation                *        123,200        1,289,904
Gateway, Inc.                  *         18,200           66,430
Hewlett-Packard Company                 172,096        3,665,645
IMS Health, Inc.                         13,725          246,913
Intel Corporation                       367,100        7,629,806
International Business
  Machines Corporation                   97,000        8,002,500
International Game
  Technology                   *          5,000          511,650
Jabil Circuit, Inc.            *         10,900          240,890
Lexmark International
  Group, Inc.                  *          7,200          509,544
Micron Technology, Inc.        *         33,300          387,279
Pitney Bowes, Inc.                       13,200          507,012
Sabre Holdings Corporation                7,930          195,474
Symbol Technologies, Inc.                12,700          165,227
Yahoo!, Inc.                   *         33,900        1,110,564
                                                    ------------
                                                      36,664,881
                                                    ------------
Construction--0.1%
Centex Corporation                        3,700          287,823
KB Home                                   2,700          167,346
McDermott International,
  Inc.                         *          3,000           18,990
Pulte Corporation                         3,100          191,146
                                                    ------------
                                                         665,305
                                                    ------------
Containers & Packaging--0.1%
Ball Corporation                          3,400          154,734
Bemis Company                             3,000          140,400
Pactiv Corporation             *          8,300          163,593
Sealed Air Corporation         *          5,065          241,398
                                                    ------------
                                                         700,125
                                                    ------------

June 30, 2003 (Unaudited)
-----------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                     Shares               Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
Cosmetics & Personal Care--1.6%
Alberto Culver Company
  Class B                            3,200          $    163,520
Avon Products, Inc.                 13,000               808,600
Colgate-Palmolive Company           30,200             1,750,090
Ecolab, Inc.                        14,800               378,880
Gillette Company                    57,400             1,828,764
Procter & Gamble Company            72,600             6,474,468
                                                    ------------
                                                      11,404,322
                                                    ------------
Diversified--3.2%
3M Company                          22,000             2,837,560
General Electric Company           561,400            16,100,952
Loews Corporation                   10,900               515,461
Newell Rubbermaid, Inc.             15,360               430,080
PerkinElmer, Inc.                    6,900                95,289
Temple Inland, Inc.                  3,000               128,730
Tyco International Ltd.            111,549             2,117,200
                                                    ------------
                                                      22,225,272
                                                    ------------
Education--0.1%
Apollo Group, Inc. Class A     *     9,500               586,720
                                                    ------------
Electric Utilities--0.3%
Allegheny Energy, Inc.               6,800                57,460
Exelon Corporation                  18,262             1,092,250
Mirant Corporation             *    22,365                64,858
Pinnacle West Capital
  Corporation                        5,100               190,995
Progress Energy, Inc.               13,300               583,870
TECO Energy, Inc.                    8,400               100,716
Xcel Energy, Inc.                   21,870               328,925
                                                    ------------
                                                       2,419,074
                                                    ------------
Electrical Equipment--0.0%
Cooper Industries Ltd. Class A       4,800               198,240
                                                    ------------
Electronics--1.7%
Advanced Micro
  Devices, Inc.                *    19,900               127,559
Agilent Technologies, Inc.     *    26,469               517,469
Altera Corporation             *    21,000               344,400
American Power
  Conversion Corporation       *    11,300               176,167
Analog Devices, Inc.           *    20,800               724,256
Applied Micro Circuits
  Corporation                  *    15,400                93,170
Broadcom Corporation
  Class A                      *    15,100               376,141
Emerson Electric Company            23,400             1,195,740
LSI Logic Corporation          *    19,900               140,892
Linear Technology
  Corporation                       17,500               563,675
Maxim Integrated
  Products, Inc.                    18,500               632,515
Molex, Inc.                         10,575               285,419
Motorola, Inc.                     129,090             1,217,319
National Semiconductor
  Corporation                  *     9,500               187,340
Novellus System, Inc.          *     7,800               285,644
PMC-Sierra, Inc.               *     9,600               112,608
Power-One, Inc.                *     3,800                27,170
Qlogic Corporation             *     5,500               265,815
Qualcomm, Inc.                      44,200             1,580,150
Sanmina Corporation            *    30,000               189,300
Solectron Corporation          *    47,200               176,528
Teradyne, Inc.                 *     9,800               169,638

-----------------------------------------------------------------
                                    Shares               Value
-----------------------------------------------------------------
Texas Instruments, Inc.             97,000          $  1,707,200
Thomas & Betts
  Corporation                  *     3,200                46,240
Xilinx, Inc.                   *    19,100               483,421
                                                    ------------
                                                      11,625,776
                                                    ------------
Entertainment &
Leisure--0.6%
Carnival Corporation                35,200             1,144,352
Harrah's Entertainment, Inc.   *     6,050               243,452
Hasbro, Inc.                         9,775               170,965
Mattel, Inc.                        23,678               447,988
The Walt Disney Company            113,900             2,249,525
                                                    ------------
                                                       4,256,282
                                                    ------------
Financial Services--5.2%
American Express Company            72,900             3,047,949
Bear Stearns Company, Inc.           5,533               400,700
Charles Schwab
  Corporation                       75,722               764,035
Citigroup, Inc.                    288,848            12,362,694
Countrywide Financial
  Corporation                        7,300               507,861
Federal Home Loan
  Mortgage Corporation              38,900             1,974,953
Federal National Mortgage
  Association                       55,000             3,709,200
Federated Investors, Inc.
  Class B                            6,100               167,262
Franklin Resources, Inc.            14,100               550,887
Goldman Sachs Group, Inc.
  (The)                             26,500             2,219,375
H&R Block, Inc.                     10,700               462,775
Janus Capital Group, Inc.           12,300               201,720
Lehman Brothers, Inc.               13,600               904,128
Merrill Lynch & Company,
  Inc.                              51,900             2,422,692
Moody's Corporation                  8,700               458,577
Morgan Stanley                      61,530             2,630,408
Paccar, Inc.                         6,315               426,641
Providian Financial
  Corporation                  *    16,500               152,790
T. Rowe Price Group, Inc.            6,700               252,925
Washington Mutual, Inc.             52,314             2,160,568
Worthington Industries, Inc.         4,975                66,665
                                                    ------------
                                                      35,844,805
                                                    ------------
Food Retailers--0.1%
Albertson's, Inc.                   20,642               396,326
Winn Dixie, Inc.                     8,200               100,942
                                                    ------------
                                                         497,268
                                                    ------------
Forest Products &
Paper--0.6%
Boise Cascade Corporation            3,200                76,480
Georgia-Pacific Group               14,038               266,020
International Paper
  Company                           27,502               982,646
Kimberly-Clark Corporation          28,620             1,492,247
MeadWestvaco Corporation            10,814               267,106
Plum Creek Timber
  Company, Inc.                      9,500               246,525
Weyerhaeuser Company                12,400               669,600
                                                    ------------
                                                       4,000,624
                                                    ------------
Health Care Providers--0.5%
HCA, Inc.                           28,677               918,811
Health Management
  Associates, Inc.                  13,300               245,385
Manor Care, Inc.               *     5,100               127,551
Quest Diagnostics Inc.         *     5,900               376,420

June 30, 2003 (Unaudited)
----------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                     Shares             Value
----------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------
Tenet Healthcare
  Corporation                  *    27,150          $    316,298
UnitedHealth Group, Inc.            33,200             1,668,300
                                                    ------------
                                                       3,652,765
                                                    ------------
Heavy Machinery--1.2%
American Standard
  Companies, Inc.              *     4,000               295,720
Applied Materials, Inc.        *    92,800             1,471,808
Baker Hughes, Inc.                  19,280               647,230
Black & Decker Corporation           4,200               182,490
Caterpillar, Inc.                   19,100             1,063,106
Cummins, Inc.                        2,300                82,547
Deere & Company                     13,500               616,950
Dover Corporation                   11,000               329,560
Eaton Corporation                    4,200               330,162
Grainger WW, Inc.                    5,600               261,856
Ingersoll-Rand Company
  Class A                            9,150               432,978
Pall Corporation                     6,766               152,235
Parker-Hannifin Corporation          6,925               290,781
Rockwell International
  Corporation                       10,400               247,936
Stanley Works                        5,200               143,520
United Technologies
  Corporation                       26,300             1,862,829
                                                    ------------
                                                       8,411,708
                                                    ------------
Home Furnishings & Appliances--0.2%
Corning, Inc.                  *    71,100               525,429
Leggett & Platt, Inc.               10,700               219,350
Maytag Corporation                   4,400               107,448
Whirlpool Corporation                3,600               229,320
                                                    ------------
                                                       1,081,547
                                                    ------------
Household Products--0.3%
Fortune Brands, Inc.                 8,100               422,820
Illinois Tool Works, Inc.           17,300             1,139,205
PPG Industries, Inc.                 9,124               462,952
Snap-On, Inc.                        3,250                94,348
                                                    ------------
                                                       2,119,325
                                                    ------------
Insurance--3.6%
ACE Ltd. (Bermuda)                  14,500               497,204
AFLAC Corporation                   28,900               888,675
Aetna, Inc.                          8,537               513,927
Allstate Corporation                39,538             1,409,530
Ambac Financial Group, Inc.          5,750               380,938
American International
  Group, Inc.                      146,390             8,077,800
Anthem, Inc.                   *     7,900               609,485
Aon Corporation                     17,425               419,594
Chubb Corporation                   10,360               621,600
Cigna Corporation                    8,000               375,520
Cincinnati Financial
  Corporation                        8,800               326,392
Hartford Financial Services
  Group                             15,600               785,616
Humana, Inc.                   *     9,600               144,960
Jefferson Pilot Corporation          8,187               339,433
John Hancock Financial
  Services, Inc.                    16,200               497,826
Lincoln National
  Corporation                       10,000               356,300
MBIA, Inc.                           8,050               392,438
MGIC Investment
  Corporation                        5,900               275,176

-----------------------------------------------------------------
                                    Shares                Value
-----------------------------------------------------------------
Marsh & McLennan
  Companies, Inc.                   30,600          $  1,562,742
Metlife, Inc.                       42,600             1,206,432
Principal Financial Group,
  Inc.                              18,900               609,525
Progressive Corporation             12,000               877,200
Prudential Financial, Inc.          30,900             1,039,785
St. Paul Companies, Inc.            12,204               445,568
Torchmark Corporation                6,700               249,575
Travelers Property Casualty
  Corporation Class B               56,353               888,687
UnumProvident Corporation           16,118               216,142
Wellpoint Health Networks      *     8,000               674,400
XL Capital Ltd. Class A
  (Bermuda)                          7,500               622,500
                                                    ------------
                                                      25,304,970
                                                    ------------
Lodging--0.1%
Hilton Hotels Corporation           20,800               266,032
Marriott International
  Class A                           13,000               499,460
Starwood Hotels & Resorts
  Worldwide, Inc.                   10,800               308,772
                                                    ------------
                                                       1,074,264
                                                    ------------
Media--Broadcasting &
Publishing--2.6%
American Greetings
  Corporation Class A          *     3,300                64,812
AOL Time Warner, Inc.          *   252,610             4,064,495
Clear Channel
  Communications               *    34,800             1,475,172
Comcast Corporation
  Class A                      *   126,380             3,814,148
Dow Jones & Company, Inc.            4,600               197,938
Gannett Company, Inc.               15,100             1,159,831
Knight Ridder, Inc.                  4,900               337,757
McGraw-Hill Companies, Inc.         11,100               688,200
Meredith Corporation                 2,900               127,600
New York Times Company
  Class A                            8,200               373,100
Tribune Company                     17,067               824,336
Univision Communications,
  Inc.                         *    13,500               410,400
Viacom, Inc. Class B           *    98,881             4,317,144
                                                    ------------
                                                      17,854,933
                                                    ------------
Medical Equipment &
Supplies--2.9%
Allergan, Inc.                       7,100               547,410
Applied Biosystems
  Group--Applera
  Corporation                       12,400               235,972
Bard C.R., Inc.                      2,600               185,406
Bausch & Lomb, Inc.                  3,406               127,725
Baxter International, Inc.          33,900               881,400
Becton Dickinson &
  Company                           14,000               543,900
Biomet, Inc.                        14,525               416,287
Boston Scientific
  Corporation                  *    23,200             1,417,520
Guidant Corporation                 17,400               772,386
Johnson & Johnson                  166,688             8,617,770
KLA-Tencor Corporation         *    10,700               497,443
Medtronics, Inc.                    68,700             3,295,539
St. Jude Medical, Inc.         *    10,100               580,750
Stryker Corporation                 11,200               776,944
Tektronix, Inc.                *     5,400               116,640
Thermo Electron
  Corporation                  *     9,100               191,282
Waters Corporation             *     7,100               206,823
Zimmer Holdings, Inc.          *    10,990               495,100
                                                    ------------
                                                      19,906,297
                                                    ------------

June 30, 2003 (Unaudited)
-----------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                     Shares               Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
Metals & Mining--0.6%
Alcoa, Inc.                         47,260          $  1,205,130
Allegheny Technologies, Inc.         4,483                29,588
Crane Company                        3,325                75,245
Danaher Corporation                  8,600               585,230
Freeport-McMoRan Copper
  & Gold, Inc.                       8,400               205,800
Masco Corporation                   26,800               639,180
Newmont Mining
  Corporation                       22,568               732,557
Nucor Corporation                    4,600               224,710
Phelps Dodge Corporation       *     4,828               185,106
United States Steel
  Corporation                        5,020                82,177
                                                    ------------
                                                       3,964,723
                                                    ------------
Office Equipment & Supplies--0.1%
Xerox Corporation              *    41,700               441,603
                                                    ------------
Oil & Gas--4.3%
Amerada Hess Corporation             4,800               236,064
Anadarko Petroleum
  Corporation                       14,270               634,587
Apache Corporation                   8,946               582,027
Ashland, Inc.                        4,000               122,720
BJ Services Company            *     8,500               317,560
Burlington Resources, Inc.          11,002               594,878
ChevronTexaco Corporation           59,690             4,309,618
ConocoPhillips                      38,009             2,082,893
Devon Energy Corporation            12,899               688,807
Dynegy, Inc. Class A                20,400                85,680
EOG Resources, Inc.                  6,300               263,592
El Paso Corporation                 33,677               272,110
Exxon Mobil Corporation            374,758            13,457,560
Kerr-McGee Corporation               5,471               245,101
KeySpan Corporation                  8,800               311,960
Kinder Morgan, Inc.                  6,600               360,690
Marathon Oil Corporation            17,800               469,030
Nabors Industries Ltd.         *     7,600               300,580
Nicor, Inc.                          2,600                96,486
Noble Corporation              *     7,200               246,960
Occidental Petroleum
  Corporation                       21,490               720,990
Peoples Energy Corporation           2,000                85,780
Rowan Companies, Inc.          *     5,400               120,960
Schlumberger Ltd.                   32,900             1,565,053
Sempra Energy                       11,269               321,505
Sunoco, Inc.                         4,600               173,604
Transocean, Inc.               *    18,311               402,293
Unocal Corporation                  14,710               422,030
Williams Companies, Inc.            29,600               233,840
                                                    ------------
                                                      29,724,958
                                                    ------------
Pharmaceuticals--7.1%
Abbott Laboratories                 87,700             3,837,752
AmerisourceBergen
  Corporation                        6,200               429,970
Amgen, Inc.                    *    70,744             4,700,231
Biogen, Inc.                   *     8,200               311,600
Bristol-Myers Squibb
  Company                          108,200             2,937,630
Cardinal Health, Inc.               25,050             1,610,715
Eli Lilly & Company                 62,900             4,338,213
Forest Laboratories, Inc.      *    20,400             1,116,900
Genzyme Corporation            *    12,200               509,960
King Pharmaceuticals, Inc.     *    14,166               209,090

-----------------------------------------------------------------
                                    Shares              Value
-----------------------------------------------------------------
McKesson HBOC, Inc.                 16,489          $    589,317
MedImmune, Inc.                *    14,200               516,454
Merck & Company, Inc.              126,000             7,629,300
Millipore Corporation          *     2,500               110,925
Pfizer, Inc.                       443,592            15,148,667
Schering-Plough
  Corporation                       81,700             1,519,620
Sigma Aldrich Corporation            4,000               216,720
Watson Pharmaceutical, Inc.    *     6,400               258,368
Wyeth                               74,600             3,398,030
                                                    ------------
                                                      49,389,462
                                                    ------------
Photographic Equipment &
Supplies--0.1%
Eastman Kodak Company               16,000               437,600
                                                    ------------
Real Estate--0.2%
Apartment Investment &
  Management Company
  Class A REIT                       5,200               179,920
Equity Office Properties
  Trust REIT                        22,600               610,426
Equity Residential
  Properties Trust REIT             14,900               386,655
Simon Property Group,
  Inc. REIT                         10,600               413,718
                                                    ------------
                                                       1,590,719
                                                    ------------
Restaurants--0.4%
Darden Restaurants, Inc.            10,200               193,596
McDonald's Corporation              71,700             1,581,702
Starbucks Corporation          *    22,000               539,440
Wendy's International, Inc.          7,000               202,790
Yum! Brands, Inc.              *    15,900               470,004
                                                    ------------
                                                       2,987,532
                                                    ------------
Retailers--4.3%
AutoNation, Inc.               *    17,500               275,100
Autozone, Inc.                 *     5,000               379,850
Bed Bath & Beyond, Inc.        *    16,700               648,127
Best Buy Company, Inc.         *    18,000               790,560
Big Lots, Inc.                 *     6,400                96,256
CVS Corporation                     21,600               605,448
Circuit City Stores                 11,900               104,720
Costco Wholesale
  Corporation                  *    25,776               943,402
Dillards, Inc. Class A               5,100                68,697
Dollar General Corporation          17,940               327,584
Ebay, Inc.                     *    17,800             1,854,404
Family Dollar Stores, Inc.           9,400               358,610
Federated Department
  Stores                            10,500               386,925
Gap, Inc.                           49,487               928,376
J.C. Penney Company, Inc.           14,300               240,955
Kohls Corporation              *    18,600               955,668
Limited Brands, Inc.                29,400               455,700
May Department Stores
  Company                           16,100               358,386
Nordstrom, Inc.                      7,700               150,304
Office Depot, Inc.             *    16,600               240,866
RadioShack Corporation              10,400               273,624
Safeway, Inc.                  *    25,900               529,914
Sears, Roebuck & Company            17,300               581,972
Sherwin Williams Company             8,200               220,416
Staples, Inc.                  *    27,400               502,790
TJX Companies, Inc.                 28,700               540,708
Target Corporation                  51,200             1,937,408
Tiffany & Company                    8,600               281,048
Toys 'R' Us, Inc.              *    10,800               130,896

June 30, 2003 (Unaudited)
------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund                                Shares           Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Walgreen Company                                57,000      $  1,715,700
Wal-Mart Stores, Inc.                          245,800        13,192,086
                                                            ------------
                                                              30,076,500
                                                            ------------
Telecommunications--2.7%
Alltel Corporation                              17,700           853,494
AT&T Corporation                                43,067           829,040
AT&T Wireless
  Services, Inc.                       *       150,376         1,234,587
BellSouth Corporation                          103,800         2,764,194
Centurytel, Inc.                                 7,700           268,345
Ciena Corporation                      *        26,500           137,535
Citizens Communications
  Company                              *        14,200           183,038
Lucent Technologies, Inc.              *       231,819           470,593
Qwest Communications
  International, Inc.                  *        95,429           456,151
SBC Communications, Inc.                       187,652         4,794,509
Sprint Corporation (FON
  Group)                                        50,900           732,960
Sprint Corporation (PCS
  Group)                               *        56,400           324,300
Verizon Communications                         154,471         6,093,881
                                                            ------------
                                                              19,142,627
                                                            ------------
Textiles, Clothing & Fabrics--0.2%
Jones Apparel Group, Inc.              *         6,800           198,968
Liz Claiborne, Inc.                              6,000           211,500
Nike, Inc. Class B                              14,800           791,652
Reebok International Ltd.              *         3,200           107,616
VF Corporation                                   6,000           203,820
                                                            ------------
                                                               1,513,556
                                                            ------------
Transportation--1.1%
Brunswick Corporation                            5,100           127,602
Burlington Northern Santa Fe                    21,156           601,677
CSX Corporation                                 12,500           376,125
FedEx Corporation                               17,040         1,056,991
Norfolk Southern
  Corporation                                   21,200           407,040
Union Pacific Corporation                       14,200           823,884
United Parcel Service, Inc.
  Class B                                       63,200         4,025,840
                                                            ------------
                                                               7,419,159
                                                            ------------
Utilities--1.6%
AES Corporation                        *        34,400           218,440
Ameren Corporation                               9,000           396,900
American Electric Power
  Company, Inc.                                 21,760           649,101
CMS Energy Corporation                           7,600            61,560
Calpine Corporation                    *        18,100           119,460
CenterPoint Energy, Inc.                        17,426           142,022
Cinergy Corporation                              9,500           349,505
Consolidated Edison, Inc.                       12,500           541,000
Constellation Energy Group                       8,900           305,270

-------------------------------------------------------------------------
                                               Shares           Value
-------------------------------------------------------------------------
DTE Energy Company                               8,900      $    343,896
Dominion Resources, Inc.                        17,571         1,129,288
Duke Energy Corporation                         50,624         1,009,949
Edison International             *              17,700           290,811
Entergy Corporation                             12,700           670,306
FPL Group, Inc.                                 10,100           675,185
Firstenergy Corporation                         17,073           656,457
NiSource, Inc.                                  14,202           269,838
PG&E Corporation                 *              22,600           477,990
PPL Corporation                                 10,000           430,000
Public Service Enterprise
  Group, Inc.                                   12,500           528,125
Southern Company                                40,100         1,249,516
TXU Corporation                                 18,667           419,074
                                                            ------------
                                                              10,933,693
                                                            ------------
TOTAL COMMON STOCKS
 (Cost $533,799,862)                                         504,365,808
                                                            ------------

---------------------------------------------------------------------------
 Coupon          Maturity
 Rate             Date                Face            Value
---------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--1.8%
---------------------------------------------------------------------------
U.S. Treasury Bills--1.8%
U.S. Treasury Bill
  0.980%        09/11/2003   **
 (Cost $12,475,500)                $12,500,000     12,475,500
--------------------------------------------------------------------------
COMMERCIAL PAPER--18.3%
--------------------------------------------------------------------------
Banking--3.2%
Greyhawk Funding LLC
  1.000%        07/22/2003         15,000,000      14,991,250
J.P. Morgan Chase & Company
  1.200%        07/31/2003          7,000,000       6,993,000
                                                  -----------
                                                   21,984,250
                                                  -----------
Diversified--4.6%
General Electric Capital Corporation
  1.290%        07/01/2003         32,011,000      32,011,000
                                                  -----------
Financial Services--10.5%
Atlantis One Funding Corporation
  1.250%        08/22/2003         15,000,000      14,972,916
Charta Corporation
  1.210%        07/15/2003         14,300,000      14,293,271
Ciesco L.P.
  1.200%        07/10/2003         14,000,000      13,995,800
Fortis Funding LLC
  1.290%        07/08/2003         15,000,000      14,996,238
Govco, Inc.
  1.220%        07/30/2003         15,000,000      14,985,258
                                                  -----------
                                                   73,243,483
                                                  -----------
TOTAL COMMERCIAL PAPER
 (Cost $127,238,733)                              127,238,733
                                                  -----------

June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund
--------------------------------------------------------------------------------
 Coupon             Maturity
 Rate                 Date                            Face                Value
-------------------------------------------------------------------------------
CASH EQUIVALENTS--4.5%
--------------------------------------------------------------------------------
Institutional Money Market Funds--1.2%
BlackRock Tempcash Fund
  1.101%           07/01/2003 +                    $4,494,252       $  4,494,252
Dreyfus Cash Management Plus Fund
  1.102%           07/01/2003 +                       985,582            985,581
Merrill Lynch Premier Institutional
  Fund
  1.045%           07/01/2003 +                     1,465,699          1,465,699
Merrimac Cash Fund-Premium Class
  1.052%           07/01/2003 +                     1,300,968          1,300,968
                                                                    ------------
                                                                       8,246,500
                                                                    ------------
Bank & Certificate Deposits/Offshore
Time Deposits--1.7%
American Express Centurion Bank
  1.260%           07/07/2003 +                       591,349            591,349
Bank of Montreal
  1.150%           07/09/2003 +                       300,416            300,416
Bank of Nova Scotia
  1.050%           08/29/2003 +                     1,971,163          1,971,163
BNP Paribas
  1.030%           07/21/2003 +                     1,340,391          1,340,391
Credit Agricole Indosuez
  0.940%           07/01/2003 +                       788,465            788,465
Den Danske Bank
  1.040%           07/24/2003 +                       788,465            788,465
Den Danske Bank
  1.040%           07/28/2003 +                     2,365,396          2,365,396
Harris Trust & Savings Bank
  1.020%           07/30/2003 +                     1,182,698          1,182,698
Royal Bank of Canada
  1.031%           07/07/2003 +                       827,889            827,888
Royal Bank of Scotland
  1.125%           07/01/2003 +                     1,576,930          1,576,930
                                                                    ------------
                                                                      11,733,161
                                                                    ------------

--------------------------------------------------------------------------------
 Coupon             Maturity
 Rate                 Date                            Face                Value
--------------------------------------------------------------------------------
Floating Rate Instruments/Master Notes--1.6%
Comerica Bank
  1.073%           11/19/2003 +                    $  394,233       $    394,233
Credit Suisse First Boston Corporation
  1.415%           07/01/2003 +                     3,942,326          3,942,326
Goldman Sachs Group Inc.
  1.525%           07/02/2003 +                     1,182,698          1,182,698
Goldman Sachs Group Inc.
  1.210%           08/04/2003 +                       788,465            788,465
Goldman Sachs Group Inc.
  1.130%           09/17/2003 +                       394,233            394,233
Liberty Lighthouse Funding
  1.155%           01/15/2004 +                       394,233            394,233
Merrill Lynch & Company, Inc.
  1.615%           11/26/2003 +                       394,233            394,233
Morgan Stanley
  1.455%           01/29/2004 +                       985,582            985,582
Morgan Stanley
  1.425%           09/26/2003 +                       197,116            197,116
Morgan Stanley
  1.425%           12/16/2003 +                     1,971,163          1,971,163
Parkland (USA) LLC
  1.018%           11/26/2003 +                       788,465            788,465
                                                                    ------------
                                                                      11,432,747
                                                                    ------------
TOTAL CASH EQUIVALENTS
 (Cost $31,412,408)
                                                                      31,412,408
                                                                    ------------
TOTAL INVESTMENTS---97.2%
 (Cost $704,926,503)
                                                                     675,492,449
Other assets less liabilities--2.8%                                   19,734,959
                                                                    ------------
NET ASSETS--100.0%
                                                                    $695,227,408
                                                                    ============

Notes to the Schedule of Investments:
REIT  Real Estate Investment Trust
*     Non-income producing security.
**    Security has been pledged as collateral for futures contracts.
+     Represents collateral received from securities lending transactions.
^     Fund has Securities on loan. See Note 6.


86                See accompanying notes to financial statements.

Schedule of Investments
June 30, 2003 (Unaudited)
----------------------------------------------------------------
Vantagepoint
Equity Income Fund                   Shares              Value
----------------------------------------------------------------
COMMON STOCKS--96.2%
----------------------------------------------------------------
Aerospace & Defense--2.5%
Boeing Company                       122,200        $  4,193,904
Honeywell International, Inc.        255,200           6,852,120
Lockheed Martin
  Corporation                         35,000           1,664,950
Northrop Grumman
  Corporation                         16,071           1,386,767
Raytheon Company                      60,000           1,970,400
                                                    ------------
                                                      16,068,141
                                                    ------------
Automotive--5.3%
Ford Motor Company                   200,000           2,198,000
General Motors Corporation           390,000          14,040,000
General Motors Corporation
  Class H                      *   1,286,000          16,473,660
Genuine Parts Company                 50,552           1,618,169
                                                    ------------
                                                      34,329,829
                                                    ------------
Banking--5.9%
Bank of America
  Corporation                         25,000           1,975,750
Bank One Corporation                  76,200           2,833,116
Fleet Boston Financial
  Corporation                        302,008           8,972,658
J.P. Morgan Chase &
  Company                            138,729           4,741,757
KeyCorp                               75,000           1,895,250
Mellon Financial
  Corporation                         53,656           1,488,954
Northern Trust Corporation            40,000           1,671,600
PNC Financial Services
  Group                               71,400           3,485,034
Safeco Corporation                    70,000           2,469,600
SLM Corporation                       54,000           2,115,180
U.S. Bancorp                          50,000           1,225,000
Wachovia Corporation                 120,004           4,795,360
                                                    ------------
                                                      37,669,259
                                                    ------------
Beverages, Food & Tobacco--3.7%
Altria Group, Inc.                   130,000           5,907,200
Campbell Soup Company                 89,712           2,197,944
Conagra, Inc.                         46,700           1,102,120
General Mills, Inc.                   64,022           3,035,283
Heinz HJ Company                     122,249           4,031,772
Hershey Foods Corporation             10,000             696,600
Imperial Tobacco Group
  PLC (United Kingdom)               125,900           4,558,839
UST, Inc.                             56,537           1,980,491
                                                    ------------
                                                      23,510,249
                                                    ------------
Building Materials--0.4%
Home Depot, Inc.                      80,000           2,649,600
                                                    ------------
Chemicals--1.7%
Clorox Company                        50,000           2,132,500
Dow Chemical Company (The)            39,771           1,231,310
Du Pont (E.I.) de Nemours             56,446           2,350,411
Great Lakes Chemical
  Corporation                         40,500             826,200
Hercules, Inc.                 *      48,000             475,200
International Flavors &
  Fragrances                          45,900           1,465,587
Lyondell Chemical
  Company                            176,100           2,382,633
                                                    ------------
                                                      10,863,841
                                                    ------------

----------------------------------------------------------------
                                      Shares            Value
----------------------------------------------------------------
Commercial Services--3.5%
D&B                            *      37,500        $  1,541,250
RR Donnelley & Sons
  Company                             70,000           1,829,800
Waste Management, Inc.               803,000          19,344,270
                                                    ------------
                                                      22,715,320
                                                    ------------
Computer Software &
Processing--0.3%
Microsoft Corporation                 85,000           2,176,850
                                                    ------------
Computers & Information--1.4%
Hewlett-Packard Company              120,450           2,565,585
IMS Health, Inc.                     164,800           2,964,752
Pitney Bowes, Inc.                    87,100           3,345,511
                                                    ------------
                                                       8,875,848
                                                    ------------
Cosmetics & Personal
Care--0.3%
Gillette Company                      50,000           1,593,000
                                                    ------------
Diversified--1.7%
General Electric Company             135,000           3,871,800
Hanson PLC ADR
  (United Kingdom)                   130,800           3,696,408
Tyco International Ltd.              161,556           3,066,333
                                                    ------------
                                                      10,634,541
                                                    ------------
Electrical Equipment--0.5%
Cooper Industries Ltd.
  Class A                             75,000           3,097,500
                                                    ------------
Electronics--1.1%
Emerson Electric Company              99,100           5,064,010
Sony Corporation ADR
  (Japan)                             35,000             980,000
Texas Instruments, Inc.               60,000           1,056,000
                                                    ------------
                                                       7,100,010
                                                    ------------
Entertainment &
Leisure--3.9%
Carnival Corporation                  74,000           2,405,740
Hasbro, Inc.                         110,000           1,923,900
The Walt Disney Company            1,054,000          20,816,500
                                                    ------------
                                                      25,146,140
                                                    ------------
Financial Services--2.9%
American Express Company              50,000           2,090,500
Citigroup, Inc.                      150,069           6,422,953
Federal National Mortgage
  Association                         31,806           2,144,997
Moody's Corporation                   30,000           1,581,300
Washington Mutual, Inc.              153,945           6,357,928
                                                    ------------
                                                      18,597,678
                                                    ------------
Forest Products & Paper--1.2%
International Paper
  Company                            150,268           5,369,076
Kimberly-Clark Corporation            40,259           2,099,104
                                                    ------------
                                                       7,468,180
                                                    ------------
Heavy Machinery--1.3%
Baker Hughes, Inc.                    57,500           1,930,275
Black & Decker Corporation            40,000           1,738,000
Dover Corporation                     55,000           1,647,800
Pall Corporation                     120,000           2,700,000
                                                    ------------
                                                       8,016,075
                                                    ------------
Household Products--0.7%
Fortune Brands, Inc.                  37,765           1,971,333
Illinois Tool Works, Inc.             38,900           2,561,565
                                                    ------------
                                                       4,532,898
                                                    ------------

June 30, 2003 (Unaudited)
-----------------------------------------------------------------
Vantagepoint
Equity Income Fund                   Shares              Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
Insurance--11.4%
Allstate Corporation                 147,800        $  5,269,070
American International
  Group, Inc.                         31,014           1,711,353
Aon Corporation                      676,700          16,294,936
Chubb Corporation                     33,000           1,980,000
Cigna Corporation                    105,100           4,933,394
Fairfax Financial Holdings
  Ltd. (Canada)                      140,000          21,191,760
Hartford Financial Services
  Group                              118,400           5,962,624
John Hancock Financial
  Services, Inc.                      87,000           2,673,510
Lincoln National
  Corporation                         49,690           1,770,455
MGIC Investment
  Corporation                        102,900           4,799,256
UnumProvident Corporation            105,000           1,408,050
XL Capital Ltd. Class A
  (Bermuda)                           64,900           5,386,700
                                                    ------------
                                                      73,381,108
                                                    ------------
Lodging--5.1%
Hilton Hotels Corporation          1,319,000          16,870,010
Marriott International
  Class A                            373,000          14,330,660
Starwood Hotels & Resorts
  Worldwide, Inc.                     60,000           1,715,400
                                                    ------------
                                                      32,916,070
                                                    ------------
Media--Broadcasting & Publishing--7.9%
AOL Time Warner, Inc.          *     205,000           3,298,450
Comcast Corporation
  Class A                      *      80,875           2,440,807
Comcast Corporation
  Special Class A              *     524,000          15,106,920
Dow Jones & Company, Inc.             60,000           2,581,800
Hollinger International,           1,260,000          13,570,200
Inc.
Knight Ridder, Inc.                  188,000          12,958,840
Reader's Digest Association           50,000             674,000
                                                    ------------
                                                      50,631,017
                                                    ------------
Medical Equipment & Supplies--1.1%
Baxter International, Inc.           227,600           5,917,600
Becton Dickinson &
  Company                             35,000           1,359,750
                                                    ------------
                                                       7,277,350
                                                    ------------
Metals & Mining--0.4%
Alcoa, Inc.                           70,000           1,785,000
Hubbell, Inc. Class B                 30,000             993,000
                                                    ------------
                                                       2,778,000
                                                    ------------
Office Equipment & Supplies--0.4%
Ikon Office Solutions, Inc.          239,000           2,127,100
Xerox Corporation              *      51,000             540,090
                                                    ------------
                                                       2,667,190
                                                    ------------
Oil & Gas--6.9%
Amerada Hess Corporation              35,000           1,721,300
BP Amoco PLC ADR
  (United Kingdom)                   202,454           8,507,117
ChevronTexaco Corporation            148,850          10,746,970
ConocoPhillips                       110,400           6,049,920
EnCana Corporation
  (Canada)                            92,300           3,541,551
Exxon Mobil Corporation              124,760           4,480,132

-----------------------------------------------------------------
                                     Shares              Value
-----------------------------------------------------------------
Occidental Petroleum
  Corporation                        184,700        $  6,196,685
Royal Dutch Petroleum
  Company NY Shares
  (Netherlands)                       35,781           1,668,110
Unocal Corporation                    50,000           1,434,500
                                                    ------------
                                                      44,346,285
                                                    ------------
Pharmaceuticals--4.0%
Abbott Laboratories                   60,000           2,625,600
Bristol-Myers Squibb
  Company                            327,300           8,886,195
Merck & Company, Inc.                 80,000           4,844,000
Schering-Plough
  Corporation                        398,700           7,415,820
Wyeth                                 43,947           2,001,786
                                                    ------------
                                                      25,773,401
                                                    ------------
Photographic Equipment &
Supplies--0.2%
Eastman Kodak Company                 47,741           1,305,716
                                                    ------------
Real Estate--0.6%
Crescent Real Estate
  Equities Company REIT              100,000           1,661,000
Simon Property Group,
  Inc. REIT                           50,000           1,951,500
                                                    ------------
                                                       3,612,500
                                                    ------------
Restaurants--3.8%
McDonald's Corporation               170,000           3,750,200
Wendy's International, Inc.          149,000           4,316,530
Yum! Brands, Inc.              *     555,000          16,405,800
                                                    ------------
                                                      24,472,530
                                                    ------------
Retailers--4.8%
Dollar General Corporation           246,200           4,495,612
J.C. Penney Company, Inc.            147,621           2,487,414
May Department Stores
  Company                             60,765           1,352,629
Neiman Marcus Group, Inc.      *     201,500           6,951,750
Neiman Marcus Group, Inc.
  Class A                      *     251,000           9,186,600
Nordstrom, Inc.                       85,000           1,659,200
Sears, Roebuck & Company              89,500           3,010,780
Toys 'R' Us, Inc.              *     135,000           1,636,200
                                                    ------------
                                                      30,780,185
                                                    ------------
Telecommunications--2.9%
Alltel Corporation                    30,000           1,446,600
AT&T Corporation                      60,000           1,155,000
Lucent Technologies, Inc.      *     200,000             406,000
Nokia Corporation ADR
  (Finland)                           80,000           1,314,400
Qwest Communications
  International, Inc.          *     400,000           1,912,000
SBC Communications, Inc.             168,200           4,297,510
Sprint Corporation (FON
  Group)                             100,000           1,440,000
Verizon Communications               176,441           6,960,597
                                                    ------------
                                                      18,932,107
                                                    ------------
Transportation--3.9%
Burlington Northern Santa Fe         199,900           5,685,156
FedEx Corporation                    237,000          14,701,110
Norfolk Southern
  Corporation                         84,540           1,623,168
Union Pacific Corporation             50,997           2,958,846
                                                    ------------
                                                      24,968,280
                                                    ------------

June 30, 2003 (Unaudited)
---------------------------------------------------------------
Vantagepoint
Equity Income Fund                      Shares        Value
---------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------
Utilities--4.5%
American Electric Power
  Company, Inc.                          83,800    $ 2,499,754
CenterPoint Energy, Inc.                379,800      3,095,370
Cinergy Corporation                     141,400      5,202,106
Constellation Energy Group               50,000      1,715,000
Entergy Corporation                     114,700      6,053,866
Firstenergy Corporation                  41,000      1,576,450
NiSource, Inc.                          100,000      1,900,000
Northeast Utilities                     353,400      5,915,916
TXU Corporation                          55,000      1,234,750
                                                   -----------
                                                    29,193,212
                                                   -----------
TOTAL COMMON STOCKS
 (Cost $613,296,850)                               618,079,910
                                                   -----------
---------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.0%
---------------------------------------------------------------
Telecommunications--0.0%
Lucent Technologies, Inc.*
 (Cost $175,000)                           175         179,770
                                                  ------------
---------------------------------------------------------------
 Coupon          Maturity
 Rate              Date           Face          Value
---------------------------------------------------------------
COMMERCIAL PAPER--1.3%
---------------------------------------------------------------
Financial Services--1.3%
CDC Commercial Paper Corporation
  1.080%        07/16/2003     $2,000,000       1,999,100
Falcon Asset Securitization Corporation
  1.070%        07/25/2003      4,000,000       3,997,147
Morgan Stanley
  0.950%        07/09/2003      1,600,000       1,599,662
Park Avenue Receivables Corporation
  1.050%        07/23/2003      1,000,000         999,358
                                               ----------
TOTAL COMMERCIAL PAPER
 (Cost $8,595,267)                              8,595,267
                                               ----------
---------------------------------------------------------------
CASH EQUIVALENTS--7.7%
---------------------------------------------------------------
Institutional Money Market Funds--2.0%
BlackRock Tempcash Fund
  1.101%        07/01/2003 +    7,058,453       7,058,453
Dreyfus Cash Management Plus Fund
  1.102%        07/01/2003 +    1,547,906       1,547,906
Merrill Lynch Premier Institutional Fund
  1.045%        07/01/2003 +    2,301,955       2,301,955
Merrimac Cash Fund-Premium Class
  1.052%        07/01/2003 +    2,043,236       2,043,236
                                              -----------
                                               12,951,550
                                              -----------
Bank & Certificate Deposits/Offshore
Time Deposits--2.9%
American Express Centurion Bank
  1.260%        07/07/2003 +      928,744         928,744
Bank of Montreal
  1.150%        07/09/2003 +      471,819         471,819
Bank of Nova Scotia
  1.050%        08/29/2003 +    3,095,813       3,095,813
BNP Paribas
  1.030%        07/21/2003 +    2,105,153       2,105,153
Credit Agricole Indosuez
  0.940%        07/01/2003 +    1,238,325       1,238,325
Den Danske Bank
  1.040%        07/24/2003 +    1,238,325       1,238,325

------------------------------------------------------------
 Coupon         Maturity
  Rate            Date              Face          Value
------------------------------------------------------------
Den Danske Bank
  1.040%        07/28/2003 +     $3,714,975    $  3,714,975
Harris Trust & Savings Bank
  1.020%        07/30/2003 +      1,857,488       1,857,488
Royal Bank of Canada
  1.031%        07/07/2003 +      1,300,241       1,300,241
Royal Bank of Scotland
  1.125%        07/01/2003 +      2,476,650       2,476,650
                                               ------------
                                                 18,427,533
                                               ------------
Floating Rate Instruments/Master Notes--2.8%
Comerica Bank
  1.073%        11/19/2003 +        619,163         619,163
Credit Suisse First Boston Corporation
  1.415%        07/01/2003 +      6,191,625       6,191,625
Goldman Sachs Group Inc.
  1.525%        07/02/2003 +      1,857,488       1,857,488
Goldman Sachs Group Inc.
  1.210%        08/04/2003 +      1,238,325       1,238,325
Goldman Sachs Group Inc.
  1.130%        09/17/2003 +        619,163         619,163
Liberty Lighthouse Funding
  1.155%        01/15/2004 +        619,163         619,163
Merrill Lynch & Company, Inc.
  1.615%        11/26/2003 +        619,163         619,163
Morgan Stanley
  1.455%        01/29/2004 +      1,547,906       1,547,906
Morgan Stanley
  1.425%        09/26/2003 +        309,581         309,581
Morgan Stanley
  1.425%        12/16/2003 +      3,095,813       3,095,813
Parkland (USA) LLC
  1.018%        11/26/2003 +      1,238,325       1,238,325
                                               ------------
                                                 17,955,715
                                               ------------
TOTAL CASH EQUIVALENTS
 (Cost $49,334,798)                              49,334,798
                                               ------------
-------------------------------------------------------------
REPURCHASE AGREEMENTS--2.4%
-------------------------------------------------------------
IBT Repurchase Agreement
  dated 06/30/2003 due
  07/01/2003, with a maturity
  value of $15,144,231 and
  an effective yield of
  0.75% collateralized by
  U.S. Government
  Obligations with rates
  ranging from 4.88% to
  5.77%, maturity dates
  ranging from 04/25/2016
  to 03/01/2030 and an
  aggregate market value
  of $15,901,454.                15,143,915      15,143,915
                                               ------------
TOTAL INVESTMENTS^--107.6%
 (Cost $686,545,830)                            691,333,660
                                               ------------
Other assets less liabilities--(7.6%)           (48,568,979)
                                               ------------
NET ASSETS--100.0%                             $642,764,681
                                               ============


Notes to the Schedule of Investments:
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust
*     Non-income producing security.
+     Represents collateral received from securities lending transactions.
^     Fund has Securities on loan. See Note 6.

                See accompanying notes to financial statements.               89

Schedule of Investments
June 30, 2003 (Unaudited)
-----------------------------------------------------------------
Vantagepoint Growth &
Income Fund                         Shares                Value
-----------------------------------------------------------------
COMMON STOCKS--95.6%
-----------------------------------------------------------------
Advertising--0.5%
Interpublic Group, Inc.             53,400          $    714,492
Monster Worldwide, Inc.        *    60,800             1,199,584
Omnicom Group                       12,000               860,400
                                                    ------------
                                                       2,774,476
                                                    ------------
Aerospace & Defense--0.1%
Raytheon Company                    18,100               594,404
                                                    ------------
Airlines--0.4%
Southwest Airlines, Inc.           140,300             2,413,160
                                                    ------------
Automotive--0.2%
General Motors Corporation
  Class H                      *    41,000               525,210
Navistar International
  Corporation                  *    22,800               743,964
                                                    ------------
                                                       1,269,174
                                                    ------------
Banking--8.5%
Bank of America
  Corporation                      116,600             9,214,898
Bank of New York
  Company, Inc.                     28,000               805,000
Bank One Corporation               149,200             5,547,256
Comerica, Inc.                      36,800             1,711,200
Fifth Third Bancorp                 15,350               880,169
Fleet Boston Financial
  Corporation                       20,000               594,200
Golden West Financial
  Corporation                        1,900               152,019
J.P. Morgan Chase &
  Company                          117,000             3,999,060
Mellon Financial
  Corporation                       70,000             1,942,500
National City Corporation          163,300             5,341,543
Northern Trust Corporation          14,000               585,060
PNC Financial Services
  Group                             32,900             1,605,849
SLM Corporation                    167,700             6,568,809
State Street Corporation            78,000             3,073,200
U.S. Bancorp                        50,000             1,225,000
Wells Fargo & Company              154,300             7,776,720
                                                    ------------
                                                      51,022,483
                                                    ------------
Beverages, Food & Tobacco--3.0%
Altria Group, Inc.                  90,503             4,112,456
Anheuser Busch
  Companies, Inc.                    9,684               494,368
Campbell Soup Company               63,000             1,543,500
Coca Cola Company                   55,000             2,552,550
General Mills, Inc.                 20,000               948,200
Heinz HJ Company                    14,000               461,720
Kellogg Company                     80,200             2,756,474
PepsiCo, Inc.                      115,200             5,126,400
                                                    ------------
                                                      17,995,668
                                                    ------------
Building Materials--1.0%
Home Depot, Inc.                    86,000             2,848,320
Lowe's Companies, Inc.              78,700             3,380,165
                                                    ------------
                                                       6,228,485
                                                    ------------
Chemicals--1.0%
Air Products &
  Chemicals, Inc.                   38,800             1,614,080
Du Pont (E.I.) de Nemours          103,300             4,301,412
                                                    ------------
                                                       5,915,492
                                                    ------------

----------------------------------------------------------------
                                    Shares             Value
-----------------------------------------------------------------
Commercial Services--0.9%
Concord EFS, Inc.
                               *     9,000          $    132,480
Fluor Corporation                   48,100             1,618,084
Paychex, Inc.                       30,000               879,300
Republic Services, Inc.        *    82,400             1,868,008
Robert Half
  International, Inc.          *    43,000               814,420
                                                    ------------
                                                       5,312,292
                                                    ------------
Computer Software &
Processing--3.9%
Adobe Systems, Inc.                 30,000               962,100
Automatic Data
  Processing, Inc.                 106,900             3,619,634
Cadence Design
  Systems, Inc.                *    48,800               588,528
CheckFree Corporation          *    63,500             1,767,840
First Data Corporation              88,000             3,646,720
Fiserv, Inc.                   *    20,000               712,200
Macromedia, Inc.               *    22,900               481,816
Microsoft Corporation              366,800             9,393,748
Oracle Corporation             *    65,000               781,300
SAP AG ADR (Germany)                31,900               932,118
Veritas Software
  Corporation                  *    30,000               860,100
                                                    ------------
                                                      23,746,104
                                                    ------------
Computers &
Information--4.4%
Apple Computer, Inc.           *    17,800               340,336
Cisco Systems, Inc.            *   426,200             7,113,278
Dell Computer Corporation      *    70,000             2,237,200
Hewlett-Packard Company            202,073             4,304,155
Intel Corporation                  284,800             5,919,283
International Business
  Machines Corporation              29,300             2,417,250
Lexmark International
  Group, Inc.                  *    20,000             1,415,400
Sabre Holdings Corporation          40,700             1,003,255
Seagate Technology, Inc.
  (Cayman Islands)                  16,500               291,225
Thomson Corporation
  (Canada)                          16,700               525,215
Verisign, Inc.                 *    85,700             1,185,231
                                                    ------------
                                                      26,751,828
                                                    ------------
Cosmetics & Personal
Care--0.7%
Avon Products, Inc.                  7,500               466,500
Colgate-Palmolive Company           22,000             1,274,900
Estee Lauder Companies
  Class A                           25,200               844,956
Procter & Gamble Company            22,000             1,961,960
                                                    ------------
                                                       4,548,316
                                                    ------------
Diversified--2.9%
3M Company                           7,000               902,860
Berkshire Hathaway, Inc.
  Class A                      *        38             2,755,000
General Electric Company           293,900             8,429,052
Tyco International Ltd.            300,200             5,697,796
                                                    ------------
                                                      17,784,708
                                                    ------------
Education--0.2%
Apollo Group, Inc. Class A     *    20,000             1,235,200
                                                    ------------
Electric Utilities--1.1%
Exelon Corporation                  64,600             3,863,726
Pinnacle West Capital
  Corporation                       10,900               408,205
Progress Energy, Inc.               53,900             2,366,210
                                                    ------------
                                                       6,638,141
                                                    ------------

June 30, 2003 (Unaudited)
-----------------------------------------------------------------
Vantagepoint Growth &
Income Fund                         Shares               Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
Electronics--4.7%
Agilent Technologies, Inc.     *   106,314          $  2,078,439
Altera Corporation             *   109,300             1,792,520
Analog Devices, Inc.           *    55,000             1,915,100
Applied Micro Circuits
  Corporation                  *    92,600               560,230
Emerson Electric Company            76,800             3,924,480
Linear Technology
  Corporation                       21,600               695,736
Maxim Integrated
  Products, Inc.                    82,000             2,803,580
Novellus System, Inc.          *    15,400               563,963
PMC-Sierra, Inc.               *    66,100               775,353
Polycom, Inc.                  *    52,500               727,650
Qualcomm, Inc.                     121,200             4,332,900
Teradyne, Inc.                 *   285,800             4,947,198
Texas Instruments, Inc.             65,000             1,144,000
Xilinx, Inc.                   *    80,800             2,045,048
                                                    ------------
                                                      28,306,197
                                                    ------------
Entertainment & Leisure--0.9%
Carnival Corporation                82,600             2,685,326
The Walt Disney Company            132,200             2,610,950
                                                    ------------
                                                       5,296,276
                                                    ------------
Financial Services--9.6%
American Express Company            20,000               836,200
AmeriCredit Corporation        *    71,600               612,180
Charles Schwab Corporation          40,000               403,600
Citigroup, Inc.                    452,012            19,346,114
Federal Home Loan
  Mortgage Corporation             108,900             5,528,853
Federal National Mortgage
  Association                       98,700             6,656,328
Franklin Resources, Inc.            10,000               390,700
Goldman Sachs Group, Inc.
  (The)                             84,600             7,085,250
Indymac Mortgage Holdings           34,500               876,990
Legg Mason, Inc.                    19,000             1,234,050
Lehman Brothers, Inc.                5,000               332,400
Merrill Lynch & Company,            20,000               933,600
Inc.
Morgan Stanley                      50,400             2,154,600
Washington Mutual, Inc.            278,000            11,481,400
                                                    ------------
                                                      57,872,265
                                                    ------------
Forest Products & Paper--1.1%
Bowater, Inc.                       22,200               831,390
Kimberly-Clark Corporation          36,600             1,908,324
Weyerhaeuser Company                67,700             3,655,800
                                                    ------------
                                                       6,395,514
                                                    ------------
Health Care Providers--1.2%
HCA, Inc.                           30,000               961,200
Lincare Holdings, Inc.         *    26,600               838,166
UnitedHealth Group, Inc.           110,000             5,527,500
                                                    ------------
                                                       7,326,866
                                                    ------------
Heavy Machinery--3.2%
American Standard
  Companies, Inc.              *    18,900             1,397,277
Applied Materials, Inc.        *   458,500             7,271,810
Baker Hughes, Inc.                 118,300             3,971,331
Caterpillar, Inc.                   57,200             3,183,752
Ingersoll-Rand Company
  Class A                           17,300               818,636
United Technologies
  Corporation                       36,200             2,564,046
                                                    ------------
                                                      19,206,852
                                                    ------------

----------------------------------------------------------------
                                    Shares             Value
----------------------------------------------------------------
Household Products--0.5%
Illinois Tool Works, Inc.           43,300          $  2,851,305
                                                    ------------
Insurance--5.5%
ACE Ltd. (Bermuda)                  76,800             2,633,472
American International
  Group, Inc.                       70,900             3,912,262
Chubb Corporation                   63,900             3,834,000
Cigna Corporation                   47,100             2,210,874
Everest Re Group Ltd.
  (Bermuda)                         10,200               780,300
Hartford Financial Services
  Group                             90,400             4,552,544
Marsh & McLennan
  Companies, Inc.                   82,300             4,203,061
PMI Group, Inc.                     29,200               783,728
PartnerRe Ltd. (Bermuda)             5,100               260,661
St. Paul Companies, Inc.            82,500             3,012,075
Stancorp Financial
  Group, Inc.                       42,000             2,193,240
Travelers Property Casualty
  Corporation Class A               70,000             1,113,000
Wellpoint Health Networks      *    20,000             1,686,000
XL Capital Ltd. Class A
  (Bermuda)                         24,300             2,016,900
                                                    ------------
                                                      33,192,117
                                                    ------------
Lodging--0.1%
Starwood Hotels & Resorts
  Worldwide, Inc.                   21,400               611,826
                                                    ------------
Media--Broadcasting & Publishing--5.5%
AOL Time Warner, Inc.          *   518,000             8,334,620
Cablevision Systems
  Corporation                  *   146,481             3,040,946
Clear Channel
  Communications               *    70,000             2,967,300
Comcast Corporation
Class A                        *    15,500               467,790
Comcast Corporation
  Special Class A              *   173,500             5,002,005
Cox Communications, Inc.
  Class A                      *    47,200             1,505,680
Entercom Communications
  Corporation                  *     2,300               112,723
InterActiveCorp                *   129,200             5,112,444
Knight Ridder, Inc.                  7,300               503,189
Liberty Media Corporation
  Class A                      *   114,088             1,318,857
Radio One, Inc.                *     5,600                99,512
Viacom, Inc. Class B           *   104,800             4,575,568
                                                    ------------
                                                      33,040,634
                                                    ------------
Medical Equipment &
Supplies--4.4%
Allergan, Inc.                      80,900             6,237,390
Applied Biosystems Group-
  Applera Corporation               92,600             1,762,178
Bard C.R., Inc.                     27,200             1,939,632
Baxter International, Inc.          30,000               780,000
Beckman Coulter, Inc.               81,300             3,304,032
Becton Dickinson &
  Company                           25,100               975,135
Biomet, Inc.                        20,000               573,200
Credence Systems
  Corporation                  *    20,900               177,023
Guidant Corporation                 25,877             1,148,680
Johnson & Johnson                   75,000             3,877,500
KLA-Tencor Corporation         *    75,600             3,514,644
Medtronics, Inc.                    42,400             2,033,928
                                                    ------------
                                                      26,323,342
                                                    ------------

June 30, 2003 (Unaudited)
-----------------------------------------------------------------
Vantagepoint Growth &
Income Fund                        Shares               Value
-----------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------
Metals & Mining--1.5%
Alcoa, Inc.                         77,300          $  1,971,150
Danaher Corporation                 50,000             3,402,500
Newmont Mining
  Corporation                       17,000               551,820
Nucor Corporation                   60,700             2,965,195
                                                    ------------
                                                       8,890,665
                                                    ------------
Oil & Gas--8.5%
Ashland, Inc.                      100,700             3,089,476
BJ Services Company            *    38,000             1,419,680
ChevronTexaco Corporation           77,600             5,602,720
ConocoPhillips                      52,300             2,866,040
Equitable Resources, Inc.           11,600               472,584
Exxon Mobil Corporation            408,500            14,669,235
Global Santa Fe
  Corporation                      122,200             2,852,148
Kinder Morgan
  Management LLC               *    44,484             1,666,371
Kinder Morgan, Inc.                     26                 1,421
National Fuel Gas Company           81,600             2,125,680
Royal Dutch Petroleum
  Company NY Shares
  (Netherlands)                     47,800             2,228,436
Schlumberger Ltd.                   74,000             3,520,180
Shell Transport & Trading
  Company ADR (United
  Kingdom)                         104,400             4,160,340
Smith International, Inc.      *    25,000               918,500
Transocean, Inc.               *    12,800               281,216
Unocal Corporation                  93,500             2,682,515
Weatherford International
  Ltd.                         *    38,300             1,604,770
Williams Companies, Inc.           119,400               943,260
                                                    ------------
                                                      51,104,572
                                                    ------------
Pharmaceuticals--8.3%
Abbott Laboratories                 46,000             2,012,960
AmerisourceBergen
  Corporation                       11,000               762,850
Amgen, Inc.                    *    47,500             3,155,900
AstraZeneca Group PLC
  ADR (United Kingdom)             204,200             8,325,234
Bristol-Myers Squibb
  Company                           10,000               271,500
Cardinal Health, Inc.               22,000             1,414,600
Eli Lilly & Company                 47,000             3,241,590
Forest Laboratories, Inc.      *   123,400             6,756,150
Genentech, Inc.                *    11,300               814,956
IDEC Pharmaceuticals
  Corporation                  *    19,000               646,000
MedImmune, Inc.                *    16,000               581,920
Merck & Company, Inc.                1,000                60,550
Millennium
  Pharmaceuticals, Inc.        *    23,600               371,228
Pfizer, Inc.                       500,286            17,084,767
Schering-Plough
  Corporation                       56,700             1,054,620
Wyeth                               75,000             3,416,250
                                                    ------------
                                                      49,971,075
                                                    ------------
Real Estate--0.1%
Archstone-Smith Trust REIT          25,400               609,600
                                                    ------------
Restaurants--0.4%
McDonald's Corporation             122,200             2,695,732
                                                    ------------

-----------------------------------------------------------------
                                   Shares               Value
-----------------------------------------------------------------
Retailers--3.6%
Amazon.com, Inc.               *    24,000          $    875,760
AutoNation, Inc.               *   155,100             2,438,172
Best Buy Company, Inc.         *    22,000               966,240
CVS Corporation                    118,900             3,332,767
Costco Wholesale
  Corporation                  *    55,000             2,013,000
Dollar General Corporation          41,900               765,094
Ebay, Inc.                     *    18,500             1,927,330
Kohls Corporation              *    20,000             1,027,600
RadioShack Corporation              29,500               776,145
Target Corporation                  55,000             2,081,200
Walgreen Company                    20,000               602,000
Wal-Mart Stores, Inc.               79,700             4,277,499
Williams-Sonoma, Inc.          *    31,900               931,480
                                                    ------------
                                                      22,014,287
                                                    ------------
Telecommunications--5.3%
AT&T Corporation                   172,780             3,326,015
BellSouth Corporation              140,700             3,746,841
Nokia Corporation ADR
  (Finland)                        236,000             3,877,480
SBC Communications, Inc.           293,100             7,488,705
Sprint Corporation
  (FON Group)                      264,800             3,813,120
Sprint Corporation
  (PCS Group)                  *   441,600             2,539,200
Verizon Communications             133,200             5,254,740
Vodafone Group PLC ADR
  (United Kingdom)                 115,000             2,259,750
                                                    ------------
                                                      32,305,851
                                                    ------------
Textiles, Clothing &
Fabrics--0.3%
Nike, Inc. Class B                  35,100             1,877,499
                                                    ------------

Transportation--0.7%
CSX Corporation                     77,600             2,334,984
Canadian National Railway
  Company (Canada)                  11,500               554,990
United Parcel Service, Inc.
  Class B                           20,000             1,274,000
                                                    ------------
                                                       4,163,974
                                                    ------------
Utilities--1.4%
AES Corporation                *   216,000             1,371,600
American Electric Power
  Company, Inc.                     21,200               632,396
Dominion Resources, Inc.            43,050             2,766,823
Duke Energy Corporation             34,300               684,285
NiSource, Inc.                      22,400               425,600
PPL Corporation                     22,000               946,000
Scana Corporation                   42,600             1,460,328
                                                    ------------
                                                       8,287,032
                                                    ------------
TOTAL COMMON STOCKS
 (Cost $569,637,665)                                 576,573,412
                                                    ------------
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.1%
-----------------------------------------------------------------
Metals & Mining--0.1%
Phelps Dodge Corporation
 (Cost $557,932)                     6,000               594,000
                                                    ------------
-----------------------------------------------------------------
PREFERRED STOCKS--0.1%
-----------------------------------------------------------------
Automotive--0.1%
Ford Capital Trust II, 6.50% Conv Pfd
 (Cost $515,718)                    10,000               434,500
                                                    ------------

June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Growth &
Income Fund
--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate             Date                            Face                Value
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
Retailers--0.2%
Amazon.com, Inc.
  4.750%          02/01/2009
 (Cost $799,717)                                 $1,100,000         $  1,046,375
--------------------------------------------------------------------------------
COMMERCIAL PAPER--2.2%
--------------------------------------------------------------------------------
Chemicals--0.2%
Basf Aktiengesellschaf
  1.200%          08/05/2003                      1,000,000              998,833
                                                                    ------------
Financial Services--1.2%
Falcon Asset Securitization Corporation
  1.070%          07/25/2003                      1,000,000              999,287
Giro Multi-Funding Corporation
  1.000%          07/21/2003                      3,000,000            2,998,333
Morgan Stanley
  0.950%          07/09/2003                      1,600,000            1,599,662
Park Avenue Receivables Corporation
  1.100%          07/10/2003                      1,500,000            1,499,587
                                                                    ------------
                                                                       7,096,869
                                                                    ------------
Metals & Mining--0.2%
Rio Tinto America, Inc.
  1.120%          07/07/2003                      1,000,000              999,814
                                                                    ------------
Special Purpose Entity--0.6%
Atlantic Asset Security Corporation
  1.070%          07/21/2003                      4,000,000            3,997,622
                                                                    ------------
TOTAL COMMERCIAL PAPER
 (Cost $13,093,138)                                                   13,093,138
                                                                    ------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS--8.5%
--------------------------------------------------------------------------------
Institutional Money Market Funds--2.2%
BlackRock Tempcash Fund
  1.101%          07/01/2003 +                    7,314,545            7,314,545
Dreyfus Cash Management Plus Fund
  1.102%          07/01/2003 +                    1,604,067            1,604,067
Merrill Lynch Premier Institutional Fund
  1.045%          07/01/2003 +                    2,385,474            2,385,474
Merrimac Cash Fund-Premium Class
  1.052%          07/01/2003 +                    2,117,368            2,117,368
                                                                    ------------
                                                                      13,421,454
                                                                    ------------
Bank & Certificate Deposits/Offshore
Time Deposits--3.2%
American Express Centurion Bank
  1.260%          07/07/2003 +                      962,440              962,440
Bank of Montreal
  1.150%          07/09/2003 +                      488,937              488,937
Bank of Nova Scotia
  1.050%          08/29/2003 +                    3,208,134            3,208,134
BNP Paribas
  1.030%          07/21/2003 +                    2,181,531            2,181,531
Credit Agricole Indosuez
  0.940%          07/01/2003 +                    1,283,254            1,283,253
Den Danske Bank
  1.040%          07/24/2003 +                    1,283,254            1,283,253
Den Danske Bank
  1.040%          07/28/2003 +                    3,849,761            3,849,761


--------------------------------------------------------------------------------
 Coupon           Maturity
  Rate             Date                            Face                Value
--------------------------------------------------------------------------------
Harris Trust & Savings Bank
  1.020%          07/30/2003 +                   $1,924,880         $  1,924,880
Royal Bank of Canada
  1.031%          07/07/2003 +                    1,347,416            1,347,416
Royal Bank of Scotland
  1.125%          07/01/2003 +                    2,566,507            2,566,507
                                                                    ------------
                                                                      19,096,112
                                                                    ------------
Floating Rate Instruments/Master Notes--3.1%
Comerica Bank
  1.073%          11/19/2003 +                      641,627              641,627
Credit Suisse First Boston Corporation
  1.415%          07/01/2003 +                    6,416,268            6,416,268
Goldman Sachs Group Inc.
  1.525%          07/02/2003 +                    1,924,880            1,924,880
Goldman Sachs Group Inc.
  1.210%          08/04/2003 +                    1,283,254            1,283,254
Goldman Sachs Group Inc.
  1.130%          09/17/2003 +                      641,627              641,627
Liberty Lighthouse Funding
  1.155%          01/15/2004 +                      641,627              641,627
Merrill Lynch & Company, Inc.
  1.615%          11/26/2003 +                      641,627              641,627
Morgan Stanley
  1.455%          01/29/2004 +                    1,604,067            1,604,067
Morgan Stanley
  1.425%          09/26/2003 +                      320,813              320,813
Morgan Stanley
  1.425%          12/16/2003 +                    3,208,134            3,208,134
Parkland (USA) LLC
  1.018%          11/26/2003 +                    1,283,254            1,283,254
                                                                    ------------
                                                                      18,607,178
                                                                    ------------
TOTAL CASH EQUIVALENTS
 (Cost $51,124,744)
                                                                      51,124,744
                                                                    ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.0%
--------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 06/30/2003 due
  07/01/2003, with a maturity
  value of $12,169,290 and
  an effective yield of
  0.75% collateralized by
  U.S. Government
  Obligations with rates
  ranging from 3.63% to
  4.63%, maturity dates
  ranging from 10/01/2024
  to 5/25/2027 and an
  aggregate market value
  of $12,777,559.
                                                 12,169,036          12,169,036
                                                                   ------------
TOTAL INVESTMENTS^--108.7%
 (Cost $647,897,950)                                                655,035,205
Other assets less liabilities--(8.7%)
                                                                    (52,232,276)
                                                                   ------------
NET ASSETS--100.0%
                                                                   $602,802,929
                                                                   ============

Notes to the Schedule of Investments:
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust
*     Non-income producing security.
+     Represents collateral received from securities lending transactions.
^     Fund has Securities on loan. See Note 6.

                See accompanying notes to financial statements.               93

Schedule of Investments
June 30, 2003 (Unaudited)
--------------------------------------------------------------
Vantagepoint
Growth Fund                      Shares               Value
--------------------------------------------------------------
COMMON STOCKS--97.3%
--------------------------------------------------------------
Advertising--0.3%
DST Systems, Inc.         *      92,100        $    3,499,800
DoubleClick, Inc.         *     330,271             3,055,007
Getty Images, Inc.        *       2,700               111,510
Interpublic Group, Inc.           2,806                37,544
Monster Worldwide, Inc.   *         804                15,863
Omnicom Group                     1,360                97,512
WPP Group PLC (United
  Kingdom)                       19,200               769,344
                                               --------------
                                                    7,586,580
                                               --------------
Aerospace & Defense--0.4%
Boeing Company                    6,065               208,151
General Dynamics
  Corporation                     1,424               103,240
Honeywell International, Inc.     6,191               166,228
Lockheed Martin
  Corporation                   189,648             9,021,555
Northrop Grumman
  Corporation                     1,319               113,816
Raytheon Company                  2,963                97,305
Rockwell Collins, Inc.            1,282                31,576
Textron, Inc.                       973                37,966
                                               --------------
                                                    9,779,837
                                               --------------
Airlines--0.1%
AMR Corporation           *      67,100               738,100
Alaska Air Group, Inc.    *       6,200               132,990
Continental Airlines,
  Inc.  Class B           *      14,900               223,053
Delta Air Lines, Inc.               890                13,065
Northwest Airlines
  Corporation             *      13,900               156,931
Southwest Airlines, Inc.         88,922             1,529,458
                                               --------------
                                                    2,793,597
                                               --------------
Apparel Retailers--0.0%
Urban Outfitters, Inc.    *      22,400               804,160
                                               --------------
Automotive--1.3%
Coachmen Industries, Inc.        72,900               871,155
Cooper Tire & Rubber
  Company                           531                 9,340
Dana Corporation                  1,067                12,335
Delphi Corporation                4,035                34,822
Ford Motor Company              140,299             1,541,886
General Motors
  Corporation                     4,047               145,692
General Motors
  Corporation Class H     *      45,800               586,698
Genuine Parts Company             1,253                40,109
Goodyear Tire & Rubber
  Company                         1,274                 6,688
Harley-Davidson, Inc.            97,180             3,873,595
ITT Industries, Inc.                662                43,335
Johnson Controls, Inc.              643                55,041
Navistar International
  Corporation             *      30,994             1,011,334
Thor Industries, Inc.           327,680            13,375,898
Visteon Corporation                 944                 6,485
Wabash National
  Corporation             *       9,600               134,688
Winnebago Industries,
  Inc.                          193,500             7,333,650
                                               --------------
                                                   29,082,751
                                               --------------

--------------------------------------------------------------
                                 Shares            Value
--------------------------------------------------------------
Banking--3.6%
Amsouth Bancorp                   2,533        $       55,321
BB&T Corporation                  3,398               116,551
Bank of America
  Corporation                    10,807               854,077
Bank of New York
  Company, Inc.                   5,564               159,965
Bank One Corporation              8,242               306,438
Capital One Financial
  Corporation                     1,634                80,360
Charter One Financial,            1,622                50,574
Inc.
Comerica, Inc.                    1,263                58,729
Fifth Third Bancorp             133,243             7,640,154
First Tennessee National
  Corporation                    55,513             2,437,576
Fleet Boston Financial
  Corporation                     7,587               225,410
Golden West Financial
  Corporation                     1,101                88,091
Huntington Bancshares, Inc.       1,652                32,247
J.P. Morgan Chase &
  Company                        14,653               500,840
KeyCorp                           3,048                77,023
MBNA Corporation                  9,221               192,166
Marshall & Ilsley
  Corporation                     1,636                50,029
Mellon Financial
  Corporation                     3,111                86,330
National City Corporation         4,411               144,284
North Fork
  Bancorporation, Inc.            1,132                38,556
Northern Trust                    6,089               254,459
Corporation
PNC Financial
  Services Group                  2,039                99,524
Regions Financial
  Corporation                     1,604                54,183
Safeco Corporation                  997                35,174
SLM Corporation                 159,561             6,250,004
Southtrust Corporation            2,456                66,803
State Street Corporation        144,197             5,681,362
Suntrust Banks, Inc.              2,021               119,926
Synovus Financial
  Corporation                     2,188                47,042
U.S. Bancorp                     13,851               339,349
Union Planters
  Corporation                     1,431                44,404
Wachovia Corporation              9,705               387,812
Wells Fargo & Company         1,097,185            55,298,124
Zions Bancorporation                650                32,896
                                               --------------
                                                   81,905,783
                                               --------------
Beverages, Food &
Tobacco--4.1%
Adolph Coor Company
  Class B                           263                12,882
Altria Group, Inc.               14,608               663,788
Anheuser Busch
  Companies, Inc.               745,120            38,038,376
Archer-Daniels-Midland
  Company                         4,644                59,768
Brown Forman Corporation
  Class B                           434                34,121
Bunge Ltd.                        6,300               180,180
Campbell Soup Company             2,959                72,495
Coca Cola Company                17,771               824,752
Coca Cola Enterprises,
  Inc.                            3,264                59,242
Conagra, Inc.                     3,872                91,379
Constellation Brands,
  Inc.                    *      73,000             2,292,200
General Mills, Inc.               2,664               126,300

June 30, 2003 (Unaudited)
--------------------------------------------------------------
Vantagepoint
Growth Fund                     Shares                  Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
Heinz HJ Company                415,134        $   13,691,119
Hershey Foods Corporation           947                65,968
Kellogg Company                   2,931               100,738
Kroger Company            *       5,446                90,839
McCormick & Company, Inc.         1,002                27,254
Pepsi Bottling Group,
  Inc. (The)                      1,981                39,660
PepsiCo, Inc.                   711,695            31,670,427
R.J. Reynolds Tobacco
  Holdings, Inc.                    608                22,624
Sara Lee Corporation              5,606               105,449
Supervalu, Inc.                     965                20,574
Sysco Corporation               164,087             4,929,173
Tootsie Roll Industries,
  Inc.                           10,501               320,175
UST, Inc.                         1,205                42,211
WM Wrigley Jr. Company            1,623                91,261
                                               --------------
                                                   93,672,955
                                               --------------
Bio-Technology--0.3%
Chiron Corporation        *     117,444             5,134,652
Protein Design Labs, Inc. *      68,000               950,640
                                               --------------
                                                    6,085,292
                                               --------------
Building Materials--3.2%
Fastenal Company                294,778            10,004,765
Home Depot, Inc.              1,081,376            35,815,173
Louisiana Pacific
  Corporation             *         757                 8,206
Lowe's Companies, Inc.          619,724            26,617,146
Vulcan Materials Company            734                27,209
Watts Industries, Inc.
  Class A                         1,800                32,130
                                               --------------
                                                   72,504,629
                                               --------------
Chemicals--0.2%
Air Products &
  Chemicals, Inc.                 1,638                68,141
Airgas, Inc.                    265,310             4,443,942
Avery-Dennison
  Corporation                       798                40,060
BF Goodrich Company                 851                17,871
Clorox Company                    1,565                66,747
Dow Chemical
  Company (The)                   6,606               204,522
Du Pont (E.I.) de Nemours         7,186               299,225
Eastman Chemical
  Company                           559                17,704
Engelhard Corporation               909                22,516
Great Lakes Chemical
  Corporation                       360                 7,344
Hercules, Inc.            *         787                 7,791
International Flavors &
  Fragrances                        675                21,553
Praxair, Inc.                     1,171                70,377
Rohm & Haas Company               1,604                49,772
Tupperware Corporation              422                 6,060
                                               --------------
                                                    5,343,625
                                               --------------
Commercial Services--2.4%
Allied Waste Industries,
  Inc.                    *       1,509                15,165
BISYS Group, Inc.         *     134,700             2,474,439
Cendant Corporation       *       7,351               134,670
Cintas Corporation              329,929            11,692,684
Concord EFS, Inc.         *     289,914             4,267,534
Convergys Corporation     *       1,064                17,024
Corinthian Colleges, Inc. *       3,700               179,709
Deluxe Corporation                  397                17,786

--------------------------------------------------------------
                                 Shares               Value
--------------------------------------------------------------
Dyax Corporation          *       4,100        $       16,728
Equifax, Inc.                   162,715             4,230,590
Fluor Corporation                   588                19,780
Halliburton Company               3,151                72,473
Hewitt Associates, Inc.,
  Class A                 *      12,000               282,600
John H. Harland Company          29,700               776,952
Landauer, Inc.                   15,700               656,731
Monsanto Company                  1,883                40,748
Paychex, Inc.                   603,664            17,693,392
Quintiles Transnational
  Corporation             *         854                12,118
Republic Services, Inc.   *       2,800                63,476
Reuters Group PLC ADR
  (United Kingdom)                8,200               144,156
Robert Half
  International, Inc.     *     456,924             8,654,141
Rollins, Inc.                     7,900               148,915
RR Donnelley & Sons
  Company                           818                21,383
Ryder System, Inc.                  453                11,606
Stericycle, Inc.          *       3,900               150,072
Sylvan Learning
  Systems, Inc.           *       1,200                27,408
Waste Management, Inc.          120,464             2,901,978
Zenon Environmental, Inc.
  (Canada)                       14,000               147,907
                                               --------------
                                                   54,872,165
                                               --------------
Communications--0.3%
ADC Telecommunications,
  Inc.                    *     611,579             1,423,756
Advanced Fibre
  Communications, Inc.    *      19,800               322,146
Andrew Corporation        *     285,203             2,623,868
Avaya, Inc.               *       2,742                17,713
JDS Uniphase Corporation  *      10,308                36,181
Network Appliance, Inc.   *       2,444                39,617
Nextel Communications,
  Inc. Class A            *      76,013             1,374,315
Plantronics, Inc.         *      19,000               411,730
Research In Motion Ltd.
  (Canada)                *      14,700               317,667
SBA Communications
  Corporation             *      29,400                89,376
Scientific Atlanta, Inc.          6,577               156,796
Tellabs, Inc.             *       2,975                19,546
Westell Technologies,
  Inc.                    *      76,200               659,130
Western Wireless
  Corporation Class A     *      11,100               127,983
                                               --------------
                                                    7,619,824
                                               --------------
Computer Software &
Processing--8.5%
Adobe Systems, Inc.              46,375             1,487,246
Anteon International
  Corporation             *       7,500               209,325
Aspen Technologies, Inc.  *       3,700                17,760
At Road, Inc.             *      28,600               312,312
Autodesk, Inc.                      807                13,041
Automatic Data
  Processing, Inc.              748,917            25,358,195
BMC Software, Inc.        *       1,680                27,434
CNET Networks, Inc.       *      54,400               338,912
Cadence Design
  Systems, Inc.           *     478,700             5,773,122
CheckFree Corporation     *      10,000               278,400
Citrix Systems, Inc.      *       1,195                24,330
Cognizant Technology
  Solutions Corporation   *      13,000               316,680

June 30, 2003 (Unaudited)
--------------------------------------------------------------
Vantagepoint
Growth Fund*                    Shares              Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
Computer Associates
  International, Inc.             4,173        $       92,974
Compuware Corporation     *       2,729                15,746
Electronic Arts, Inc.     *       1,051                77,763
Electronic Data Systems
  Corporation                     3,451                74,024
First Data Corporation          860,397            35,654,852
Fiserv, Inc.              *     682,595            24,307,208
GTECH Holdings
  Corporation             *      27,900             1,050,435
Intuit, Inc.              *     159,480             7,101,644
Jack Henry &
  Associates, Inc.              117,203             2,085,041
Mentor Graphics
  Corporation             *     226,300             3,276,824
Mercury Interactive
  Corporation             *         617                23,822
Micromuse, Inc.           *      89,214               712,820
Microsoft Corporation         2,350,121            60,186,599
Microstrategy, Inc.
 Class A                  *       7,900               287,797
NCR Corporation           *      62,689             1,606,092
Novell, Inc.              *       2,639                 8,128
NVIDIA Corporation        *       1,145                26,346
Oracle Corporation        *     130,527             1,568,935
Parametric Technology
  Corporation             *       1,889                 5,761
PeopleSoft, Inc.          *       2,287                40,228
RSA Security, Inc.        *      29,600               318,200
RealNetworks, Inc.        *     325,000             2,203,500
Red Hat, Inc.             *      16,200               122,634
SAP AG ADR (Germany)             66,900             1,954,818
Siebel Systems, Inc.      *       3,532                33,695
Sonus Networks, Inc.      *      80,400               404,412
Sun Microsystems, Inc.    *     542,200             2,494,120
Sungard Data Systems,
  Inc.                    *     222,450             5,763,679
Sycamore Networks, Inc.   *     203,930               781,052
Symantec Corporation      *       1,065                46,711
Total System Services,
  Inc.                           13,200               294,360
Unisys Corporation        *       2,365                29,042
Veritas Software
  Corporation             *     229,494             6,579,593
                                               --------------
                                                  193,385,612
                                               --------------
Computers & Information--9.8%
Apple Computer, Inc.      *       2,641                50,496
Cisco Systems, Inc.       *   2,284,736            38,132,244
Computer Sciences
  Corporation             *       1,350                51,462
Comverse Technology, Inc. *      20,158               302,975
Dell Computer Corporation *     815,129            26,051,523
Diebold, Inc.                    20,300               877,975
EMC Corporation           *   1,378,183            14,429,576
Emulex Corporation        *     934,100            21,269,457
Foundry Networks, Inc.    *     251,900             3,627,360
Gateway, Inc.             *       2,320                 8,468
Hewlett-Packard Company          22,023               469,090
Hutchinson Technology,
  Inc.                    *       6,100               200,629
IMS Health, Inc.                191,550             3,445,984
Intel Corporation             2,026,639            42,121,665
International Business
  Machines Corporation          512,766            42,303,195
International Game
  Technology              *     100,816            10,316,501
Jabil Circuit, Inc.       *     239,233             5,287,049
Juniper Networks, Inc.    *     414,300             5,124,891
Keane, Inc.               *       8,200               111,766
Lexmark International
  Group, Inc.             *         920                65,108

--------------------------------------------------------------
                                 Shares              Value
--------------------------------------------------------------
Micron Technology, Inc.   *      85,886        $      998,854
Micros Systems, Inc.      *       2,900                95,642
Netscreen Technologies,
  Inc.                    *       7,400               166,870
Pitney Bowes, Inc.                1,688                64,836
Sabre Holdings                   35,834               883,308
Corporation
SanDisk Corporation       *      42,000             1,694,700
Storage Technology
  Corporation             *      20,500               527,670
Symbol Technologies, Inc.         1,664                21,649
Verisign, Inc.            *      19,900               275,217
Yahoo!, Inc.              *      97,752             3,202,356
                                               --------------
                                                  222,178,516
                                               --------------
Construction--0.1%
Centex Corporation                  449                34,928
Clayton Homes, Inc.             180,100             2,260,255
Dycom Industries, Inc.    *       3,700                60,310
KB Home                             344                21,321
Martin Marietta
  Materials, Inc.                15,300               514,233
McDermott International,
  Inc.                    *         483                 3,057
Pulte Corporation                   440                27,130
                                               --------------
                                                    2,921,234
                                               --------------
Containers &
Packaging--0.0%
Ball Corporation                    410                18,659
Bemis Company                       384                17,971
Pactiv Corporation        *      42,347               834,659
Sealed Air Corporation    *         610                29,073
                                               --------------
                                                      900,362
                                               --------------
Cosmetics & Personal
Care--1.4%
Alberto Culver Company
  Class B                           422                21,564
Avon Products, Inc.               1,693               105,305
Colgate-Palmolive Company         3,883               225,020
Ecolab, Inc.                      1,898                48,589
Gillette Company                  7,368               234,744
Procter & Gamble Company        352,340            31,421,681
                                               --------------
                                                   32,056,903
                                               --------------
Diversified--1.9%
3M Company
                                  2,819               363,595
General Electric Company      1,090,099            31,264,039
Hillenbrand Industries,
  Inc.                          190,900             9,630,905
Li & Fung Ltd. (Hong
  Kong)                         664,000               855,741
Loews Corporation                 1,337                63,227
Newell Rubbermaid, Inc.           1,978                55,384
PerkinElmer, Inc.                27,505               379,844
Temple Inland, Inc.                 391                16,778
Tyco International Ltd.          14,408               273,464
                                               --------------
                                                   42,902,977
                                               --------------
Education--0.3%
Apollo Group, Inc.
  Class A                 *       1,262                77,941
Career Education
  Corporation             *      10,400               711,568
DeVry, Inc.               *     254,400             5,924,976
                                               --------------
                                                    6,714,485
                                               --------------
Electric Utilities--0.1%
Allegheny Energy, Inc.           58,300               492,635
Exelon Corporation                2,340               139,955
Huaneng Power
  International, Inc. ADR
  (China)                         9,100               424,060
Mirant Corporation        *      62,592               181,517

June 30, 2003 (Unaudited)
-------------------------------------------------------------
Vantagepoint
Growth Fund                     Shares               Value
-------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------
Pinnacle West Capital
  Corporation                       660        $       24,717
Progress Energy, Inc.             1,738                76,298
Reliant Resources, Inc.   *     266,400             1,633,032
TECO Energy, Inc.                 1,269                15,215
Xcel Energy, Inc.                 2,872                43,195
                                               --------------
                                                    3,030,624
                                               --------------
Electrical Equipment--0.1%
Baldor Electric Company          22,700               467,620
Cooper Industries Ltd.
  Class A                        21,074               870,356
Leica Geosystems AG
  (Switzerland)                   3,931               311,869
                                               --------------
                                                    1,649,845
                                               --------------
Electronics--5.0%
ASM Lithography Holdings
  NV (Netherlands)        *      17,000               162,520
Advanced Micro
  Devices, Inc.           *       2,485                15,929
Agilent Technologies,
  Inc.                    *       3,403                66,529
Altera Corporation        *     304,659             4,996,408
American Power
  Conversion Corporation  *       1,419                22,122
Analog Devices, Inc.      *     273,534             9,524,454
Applied Micro Circuits
  Corporation             *       2,183                13,207
Atmel Corporation         *      80,400               203,412
Broadcom Corporation
  Class A                 *     166,923             4,158,052
Celestica, Inc. (Canada)  *     222,420             3,505,339
Cypress Semiconductor
  Corporation             *      53,800               645,600
Emerson Electric Company          3,036               155,140
Flextronics International
  Ltd. (Singapore)        *     266,200             2,765,818
FLIR Systems, Inc.        *      60,400             1,821,060
Garmin Ltd. (Cayman
  Islands)                *     320,020            12,759,197
Harman International
  Industries, Inc.               21,600             1,709,424
Infineon Technologies AG
  ADR (Germany)           *      44,000               421,960
Intersil Holding          *      48,100             1,279,941
Corporation
KVH Industries, Inc.      *       1,500                37,095
LSI Logic Corporation     *       2,708                19,173
Linear Technology
  Corporation                    23,356               752,297
Maxim Integrated
  Products, Inc.                  2,344                80,141
Molex, Inc.                      10,277               277,376
Motorola, Inc.                   16,712               157,594
National Semiconductor
  Corporation             *       1,317                25,971
Novellus System, Inc.     *       1,080                39,551
PMC-Sierra, Inc.          *       1,219                14,299
Power-One, Inc.           *         593                 4,240
Qlogic Corporation        *   1,023,690            49,474,938
Qualcomm, Inc.                    5,694               203,561
Sanmina Corporation       *       3,681                23,227
Solectron Corporation     *       5,971                22,332
Taiwan Semiconductor
  Manufacturing Company
  Ltd. ADR (Taiwan)       *      84,000               846,720
Teradyne, Inc.            *      45,131               781,218
Texas Instruments, Inc.         362,672             6,383,027

--------------------------------------------------------------
                                Shares                Value
--------------------------------------------------------------
Thomas & Betts
  Corporation             *         422        $        6,098
Trimble Navigation        *       6,300               144,459
Limited
Varian Semiconductor
  Equipment
  Associates, Inc.        *      30,500               907,680
Vishay Intertechnology,
  Inc.                    *     277,100             3,657,720
Xilinx, Inc.              *     187,132             4,736,311
                                               --------------
                                                  112,821,140
                                               --------------
Entertainment & Leisure--2.0%
Carnival Corporation            446,733            14,523,290
Harrah's Entertainment,
  Inc.                    *         815                32,796
Hasbro, Inc.                      1,250                21,863
International Speedway
  Corporation Class A           126,335             4,991,496
International Speedway
  Corporation Class B            53,500             2,086,500
Mattel, Inc.                     58,375             1,104,455
Netease.Com, Inc. ADR
  (China)                 *      11,600               422,936
Netflix.Com, Inc.         *      18,600               475,230
Shuffle Master, Inc.      *       7,300               214,547
The Walt Disney Company       1,120,042            22,120,830
                                               --------------
                                                   45,993,943
                                               --------------
Environmental
Controls--0.0%
Gundle/SLT
  Environmental, Inc.     *         800                10,896
                                               --------------
Financial Services--10.0%
A.G. Edwards, Inc.              298,000            10,191,600
American Express Company        125,957             5,266,262
Ameritrade Holding
  Corporation Class A     *       7,400                54,834
Bank of Hawaii
  Corporation                   127,300             4,219,995
Bear Stearns Company,
  Inc.                              714                51,708
Champion Enterprises,
  Inc.                    *     474,100             2,455,838
Charles Schwab
  Corporation                 2,599,697            26,230,943
CIT Group, Inc.                  26,800               660,620
Citigroup, Inc.                 420,872            18,013,322
Countrywide Financial
  Corporation                       943                65,605
Federal Home Loan
  Mortgage Corporation            4,959               251,768
Federal National Mortgage
  Association                   669,469            45,148,989
Federated Investors, Inc.
  Class B                           787                21,580
Franklin Resources, Inc.          1,830                71,498
Goldman Sachs Group,
  Inc. (The)                    845,688            70,826,370
H&R Block, Inc.                   1,291                55,836
Investors Financial
Services
  Corporation                   218,700             6,344,487
JAFCO Company Ltd.
  (Japan)                         5,400               306,332
Janus Capital Group, Inc.         1,727                28,323
Legg Mason, Inc.                112,000             7,274,400
Lehman Brothers, Inc.             1,749               116,274
Merrill Lynch &
  Company, Inc.                 261,512            12,207,380
Moody's Corporation               1,071                56,452
Morgan Stanley                    7,845               335,374
Paccar, Inc.                     66,639             4,502,097
Providian Financial
  Corporation             *       2,092                19,372
SEI Investment Company           98,440             3,150,080

June 30, 2003 (Unaudited)
--------------------------------------------------------------
Vantagepoint
Growth Fund                     Shares                Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
T. Rowe Price Group, Inc.       274,679        $   10,369,132
Washington Mutual, Inc.           6,714               277,288
Worthington Industries,
  Inc.                              620                 8,308
                                               --------------
                                                  228,582,067
                                               --------------
Food Retailers--0.0%
Albertson's, Inc.                 2,649                50,861
Winn Dixie, Inc.                  1,017                12,519
                                               --------------
                                                       63,380
                                               --------------
Forest Products & Paper--0.1%
Boise Cascade Corporation           421                10,062
Georgia-Pacific Group             1,802                34,148
International Paper Company       3,454               123,411
Kimberly-Clark                    3,671               191,406
Corporation
MeadWestvaco Corporation          3,743                92,452
Plum Creek Timber
  Company, Inc.                   1,318                34,202
Schweitzer-Mauduit
  International, Inc.            13,000               313,820
Smurfit-Stone Container
  Corporation             *      19,196               250,124
Weyerhaeuser Company              1,579                85,266
                                               --------------
                                                    1,134,891
                                               --------------
Health Care Providers--1.2%
Express Scripts, Inc.
  Class A                 *      36,500             2,493,680
HCA, Inc.                       215,489             6,904,268
Health Management
  Associates, Inc.              571,819            10,550,061
Manor Care, Inc.          *         650                16,257
Quest Diagnostics Inc.    *      69,859             4,457,004
Tenet Healthcare
  Corporation             *       3,370                39,261
UnitedHealth Group, Inc.         35,276             1,772,619
                                               --------------
                                                   26,233,150
                                               --------------
Healthcare--0.0%
Alcon, Inc. (Switzerland)        15,100               690,070
                                               --------------
Heavy Construction--0.0%
Granite Construction,
  Inc.                            8,700               166,692
                                               --------------
Heavy Machinery--0.4%
American Standard
  Companies, Inc.         *         518                38,296
Applied Materials, Inc.   *     313,960             4,979,406
Baker Hughes, Inc.                2,427                81,474
Black & Decker                      561                24,375
Corporation
Caterpillar, Inc.                 2,486               138,371
Chicago Bridge & Iron
  Company NV NY Shares
  (Netherlands)                   2,600                58,968
Cummins, Inc.                    14,101               506,085
Deere & Company                   1,726                78,878
Donaldson Company, Inc.           5,300               235,585
Dover Corporation                 1,459                43,712
Eaton Corporation                   538                42,292
FMC Technologies, Inc.    *      16,500               347,325
Grainger WW, Inc.                   660                30,862
Ingersoll-Rand Company
  Class A                         1,221                57,778
Lindsay Manufacturing
  Company                        24,000               557,280
Pall Corporation                 27,688               622,980
Parker-Hannifin                     851                35,733
Corporation
Rockwell International
  Corporation                     1,335                31,826

--------------------------------------------------------------
                                 Shares              Value
--------------------------------------------------------------
Stanley Works                    50,516        $    1,394,242
United Technologies
  Corporation                     3,376               239,122
Zebra Technologies
  Corporation Class A     *       3,700               278,203
                                               --------------
                                                    9,822,793
                                               --------------
Home Furnishings & Appliances--0.2%
Corning, Inc.             *     103,933               768,065
Ethan Allen Interiors,
  Inc.                           29,700             1,044,252
Furniture Brands
  International, Inc.     *      49,300             1,286,730
Leggett & Platt, Inc.             1,389                28,475
Maytag Corporation                  563                13,748
Select Comfort            *       7,000               114,660
Corporation
Skyline Corporation               6,100               183,000
Whirlpool Corporation               494                31,468
                                               --------------
                                                    3,470,398
                                               --------------
Household Products--0.5%
Fortune Brands, Inc.              1,049                54,758
Gentex Corporation        *      28,700               878,507
Illinois Tool Works, Inc.       158,920            10,464,882
PPG Industries, Inc.              1,224                62,106
Snap-On, Inc.                       420                12,193
                                               --------------
                                                   11,472,446
                                               --------------
Industrial--Diversified-- .0%
Techtronic Industries
  Company (Hong Kong)             8,000                13,439
                                               --------------
Insurance--3.4%
ACE Ltd. (Bermuda)                1,911                65,528
AFLAC Corporation                 3,702               113,837
Aetna, Inc.                       1,096                65,979
Allstate Corporation              5,079               181,066
Ambac Financial
  Group, Inc.                       766                50,748
American International
  Group, Inc.                 1,297,117            71,574,916
Anthem, Inc.              *         998                76,996
Aon Corporation
                                  2,254                54,276
Chubb Corporation                 1,336                80,160
Cigna Corporation
                                  1,012                47,503
Cincinnati Financial
  Corporation                     1,158                42,950
Hartford Financial
Services Group                    2,018               101,626
Humana, Inc.              *      32,562               491,686
Jefferson Pilot                   1,024                42,455
Corporation
John Hancock Financial
  Services, Inc.                  2,083                64,011
Lincoln National                  1,279                45,571
Corporation
MBIA, Inc.                        1,037                50,554
MGIC Investment
  Corporation                       712                33,208
Marsh & McLennan
  Companies, Inc.                 3,862               197,232
Metlife, Inc.                     5,482               155,250
Principal Financial
  Group, Inc.                     2,361                76,142
Progressive Corporation          25,870             1,891,097
Prudential Financial,
  Inc.                            3,967               133,490
St. Paul Companies, Inc.          1,642                59,949
Torchmark Corporation               837                31,178
Travelers Property
Casualty
  Corporation Class B             7,257               114,443
UnumProvident Corporation         2,071                27,772
Wellpoint Health Networks *       1,050                88,515

June 30, 2003 (Unaudited)
--------------------------------------------------------------
Vantagepoint
Growth Fund                      Shares              Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
White Mountains Insurance
  Group, Inc.                     1,900        $      750,500
XL Capital Ltd. Class A
  (Bermuda)                         986                81,838
                                               --------------
                                                   76,790,476
                                               --------------
Lodging--0.0%
Hilton Hotels Corporation         2,714                34,712
Marriott International
  Class A                         1,671                64,200
Starwood Hotels & Resorts
  Worldwide, Inc.                 1,446                41,341
                                               --------------
                                                      140,253
                                               --------------
Media--Broadcasting & Publishing--4.0%
American Greetings
  Corporation Class A     *      15,176               298,057
American Tower
  Corporation             *     107,600               952,260
AOL Time Warner, Inc.     *     496,793             7,993,399
Cablevision Systems
  Corporation             *     262,100             5,441,196
Clear Channel
  Communications          *       4,431               187,830
Comcast Corporation
  Class A                 *      16,225               489,671
Comcast Corporation
  Special Class A         *     403,600            11,635,788
Cox Communications, Inc.
  Class A                 *      68,500             2,185,150
Dow Jones & Company, Inc.           586                25,216
E.W. Scripps Company
  (The)                          19,000             1,685,680
Fox Entertainment
  Group, Inc.             *      20,100               578,478
Gannett Company, Inc.           538,238            41,342,061
InterActiveCorp           *      59,040             2,336,213
Knight Ridder, Inc.                 589                40,600
Liberty Media Corporation
  Class A                 *     475,000             5,491,000
McGraw-Hill
  Companies, Inc.                 1,376                85,312
Media General, Inc.
Class A                           6,400               366,080
Meredith Corporation             45,660             2,009,040
New York Times Company
  Class A                         1,087                49,459
Reader's Digest                   1,400                18,872
Association
Scholastic Corporation    *       6,200               184,636
Tribune Company                   2,230               107,709
Univision
  Communications, Inc.    *       1,652                50,221
Viacom, Inc. Class B      *     147,768             6,451,551
Wiley John & Sons, Inc.
  Class A                        15,000               393,000
                                               --------------
                                                   90,398,479
                                               --------------
Medical Equipment & Supplies--6.2%
Advanced Neuromodulation
  Systems, Inc.           *       7,400               383,098
Allergan, Inc.                      940                72,474
Applied Biosystems Group-
  Applera Corporation             1,505                28,640
Bard C.R., Inc.                  17,777             1,267,678
Bausch & Lomb, Inc.                 385                14,438
Baxter International,             4,312               112,112
Inc.
Becton Dickinson &
  Company                         1,836                71,329
Biomet, Inc.                     91,859             2,632,679


--------------------------------------------------------------
                                 Shares                Value
--------------------------------------------------------------
Biosite, Inc.             *       3,800        $      182,780
Boston Scientific
  Corporation             *     665,359            40,653,435
Conmed Corporation        *       2,900                52,954
CUNO, Inc.                *       2,500                90,300
Fresenius Medical Care AG
  ADR (Germany)                  48,100               790,764
Guidant Corporation               2,232                99,078
Johnson & Johnson               200,518            10,366,781
KLA-Tencor Corporation    *      25,472             1,184,193
Kensey Nash Corporation   *       4,200               109,200
Medtronics, Inc.              1,379,598            66,179,316
Mentor Corporation               12,200               236,436
St. Jude Medical, Inc.    *      80,699             4,640,193
Steris Corporation        *      81,700             1,886,453
Stryker Corporation              70,931             4,920,483
Tektronix, Inc.           *         612                13,219
Thermo Electron
  Corporation             *       1,167                24,530
Varian Medical
  Systems, Inc.           *      11,000               633,270
Waters Corporation        *         895                26,071
Zimmer Holdings, Inc.     *     104,955             4,728,223
Zoll Medical Corporation  *      20,900               701,404
                                               --------------
                                                  142,101,531
                                               --------------
Medical Supplies--0.0%
American Medical System
  Holdings, Inc.          *       1,800                30,366
Invacare Corporation              2,400                79,200
Orthofix International NV *         600                19,644
Wright Medical Group,     *
  Inc.                           14,100               267,900
                                               --------------
                                                      397,110
                                               --------------
Metals--0.0%
Sherritt International
  Corporation (Canada)            4,000                13,380
                                               --------------
Metals & Mining--0.2%
Alcoa, Inc.                      25,501               650,276
Allegheny Technologies,
  Inc.                              575                 3,795
Crane Company                       430                 9,731
Danaher Corporation               1,103                75,059
Freeport-McMoRan Copper
  & Gold, Inc.                    1,049                25,701
JSC Mining and
  Metallurgical Company
  Norilsk Nickel ADR
  (Russia)                       16,100               550,620
Masco Corporation                 3,440                82,044
Newmont Mining
  Corporation                     2,900                94,134
Nucor Corporation                   563                27,503
Phelps Dodge Corporation  *      37,843             1,450,901
Stillwater Mining Company *     133,500               686,190
United States Steel
  Corporation                       741                12,130
                                               --------------
                                                    3,668,084
                                               --------------
Office Equipment &
Supplies--0.4%
Xerox Corporation         *     899,755             9,528,405
                                               --------------
Oil & Gas--2.1%
Amerada Hess Corporation            650                31,967
Anadarko Petroleum
  Corporation                     1,798                79,957
Apache Corporation               23,656             1,539,059
Ashland, Inc.                       493                15,125
BJ Services Company       *       1,139                42,553

June 30, 2003 (Unaudited)
--------------------------------------------------------------
Vantagepoint
Growth Fund                      Shares               Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
Burlington Resources,
  Inc.                            1,448        $       78,293
Cal Dive International,
  Inc.                    *     130,500             2,844,900
ChevronTexaco Corporation         7,707               556,445
ConocoPhillips                    4,897               268,356
Devon Energy Corporation          1,665                88,911
Dynegy, Inc. Class A              2,673                11,227
EOG Resources, Inc.                 825                34,518
El Paso Corporation              63,715               514,817
Ensco International, Inc.       362,100             9,740,490
Exxon Mobil Corporation          48,186             1,730,359
Helmerich & Payne, Inc.         113,400             3,311,280
Kerr-McGee Corporation              727                32,570
KeySpan Corporation               1,137                40,307
Kinder Morgan, Inc.                 880                48,092
Marathon Oil Corporation          2,233                58,840
Nabors Industries Ltd.    *      42,951             1,698,712
Nicor, Inc.                         319                11,838
Noble Corporation         *         962                32,997
Occidental Petroleum
  Corporation                     2,733                91,692
Peoples Energy
  Corporation                       261                11,194
Rowan Companies, Inc.     *         676                15,142
Schlumberger Ltd.                 4,201               199,842
Sempra Energy                     1,498                42,738
Smith International, Inc. *     443,100            16,279,494
Sunoco, Inc.                        553                20,870
Transocean, Inc.          *       2,304                50,619
Unocal Corporation                1,860                53,363
Willbros Group, Inc.
  (Panama)                *       3,300                34,287
Williams Companies, Inc.          3,727                29,443
YUKOS ADR (Russia)              146,574             8,208,144
                                               --------------
                                                   47,848,441
                                               --------------
Pharmaceuticals--7.9%
Abbott Laboratories              11,260               492,738
Alexion Pharmaceuticals,
  Inc.                    *       5,600                95,480
AmerisourceBergen
  Corporation                   123,096             8,536,708
Amgen, Inc.               *     561,087            37,278,620
Biogen, Inc.              *      30,570             1,161,660
Bristol-Myers Squibb
  Company                        13,985               379,693
Cardinal Health, Inc.           173,821            11,176,690
Connetics Corporation     *      23,700               354,789
Eli Lilly & Company               8,105               559,002
Endo Pharmaceutical
  Holdings, Inc.          *      10,900               184,428
Eon Labs, Inc.            *      14,900               523,735
Esperion Therapeutics,
  Inc.                    *       2,200                43,098
Forest Laboratories, Inc. *      32,418             1,774,886
Genentech, Inc.           *      26,200             1,889,544
Genzyme Corporation       *       1,558                65,124
Gilead Sciences, Inc.     *      92,600             5,146,708
King Pharmaceuticals,
  Inc.                    *     268,733             3,966,499
McKesson HBOC, Inc.               2,087                74,589
MedImmune, Inc.           *       1,817                66,084
Merck & Company, Inc.           128,575             7,785,216
Millipore Corporation     *         351                15,574
Omnicare, Inc.                   24,700               834,613
OSI Pharmaceuticals, Inc. *      39,200             1,262,632
Pfizer, Inc.                  2,047,505            69,922,296
Pharmaceutical
  Resources, Inc.         *      84,800             4,126,368
Regeneron
  Pharmaceuticals, Inc.   *      51,500               811,125


--------------------------------------------------------------
                                 Shares              Value
--------------------------------------------------------------
Roche Holding AG
  (Switzerland)                  65,620        $    5,157,469
Schering-Plough
  Corporation                   235,199             4,374,701
Sigma Aldrich Corporation           511                27,686
Tularik, Inc.             *       7,300                72,562
Watson Pharmaceutical,
  Inc.                    *         771                31,125
Wyeth                           278,381            12,680,255
                                               --------------
                                                  180,871,697
                                               --------------
Photographic Equipment &
Supplies--0.6%
Eastman Kodak Company           494,269            13,518,257
                                               --------------
Real Estate--0.0%
Apartment Investment &
  Management Company
  Class A REIT                      675                23,355
Equity Office Properties
  Trust REIT                      2,907                78,518
Equity Residential
  Properties Trust REIT           1,964                50,966
Simon Property Group,
  Inc. REIT                       1,365                53,276
                                               --------------
                                                      206,115
                                               --------------
Restaurants--1.0%
California Pizza Kitchen,
  Inc.                    *     102,100             2,195,150
Cheesecake Factory, Inc.  *     381,300            13,684,857
Darden Restaurants, Inc.         60,715             1,152,371
Krispy Kreme
  Doughnuts, Inc.         *       3,000               123,540
McDonald's Corporation            9,181               202,533
O'Charleys, Inc.          *       6,300               135,639
Outback Steakhouse, Inc.         39,600             1,544,400
P.F. Chang's China
  Bistro, Inc.            *      56,600             2,785,286
Quality Dining, Inc.      *      39,300                97,857
Starbucks Corporation     *       2,820                69,146
Wendy's International,
  Inc.                              819                23,726
Yum! Brands, Inc.         *       2,108                62,312
                                               --------------
                                                   22,076,817
                                               --------------
Retailers--9.2%
Amazon.com, Inc.          *      22,600               824,674
AnnTaylor Stores
  Corporation             *      16,000               463,200
AutoNation, Inc.          *       2,030                31,912
Autozone, Inc.            *      83,546             6,346,990
Bed Bath & Beyond, Inc.   *      61,231             2,376,375
Best Buy Company, Inc.    *      70,927             3,115,114
Big Lots, Inc.            *         843                12,679
CVS Corporation                   2,844                79,717
Chico's FAS, Inc.         *      55,000             1,157,750
Circuit City Stores             141,296             1,243,405
Claire's Stores, Inc.            42,600             1,080,336
Costco Wholesale
  Corporation             *     413,493            15,133,844
Dillards, Inc. Class A              607                 8,176
Dollar General                    2,403                43,879
Corporation
Ebay, Inc.                *     382,891            39,889,584
Esprit Holdings Ltd.
  (Hong Kong)                   155,500               379,869
Family Dollar Stores,
  Inc.                          327,740            12,503,281
Federated Department
  Stores                          1,353                49,858
Foot Locker, Inc.                 3,700                49,025
Gap, Inc.                        56,028             1,051,085
J.C. Penney Company, Inc.         1,937                32,638
Kohls Corporation         *     514,245            26,421,908

June 30, 2003 (Unaudited)
--------------------------------------------------------------
Vantagepoint
Growth Fund                     Shares               Value
--------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------
Limited Brands, Inc.             50,562        $     783,711
May Department Stores
  Company                         2,078               46,256
Neiman Marcus Group, Inc.
  Class A                 *       2,900              106,140
Nordstrom, Inc.                 133,880            2,613,338
Office Depot, Inc.        *       2,224               32,270
RadioShack Corporation            1,213               31,914
Safeway, Inc.             *       3,181               65,083
Saks, Inc.                *     167,930            1,628,921
Sears, Roebuck & Company          2,217               74,580
Sherwin Williams Company          1,057               28,412
Stamps.Com, Inc.          *      31,100              149,280
Staples, Inc.             *      57,413            1,053,529
Stride Rite Corporation         284,800            2,836,608
TJX Companies, Inc.             300,186            5,655,504
Target Corporation                6,571              248,647
Tiffany & Company               400,846           13,099,647
Toys 'R' Us, Inc.         *       1,532               18,568
Walgreen Company                  7,394              222,559
Wal-Mart Stores, Inc.         1,286,990           69,072,753
                                               -------------
                                                 210,063,019
                                               -------------
Telecommunications--2.0%
Alltel Corporation                2,245              108,254
AT&T Corporation                  5,672              109,186
AT&T Wireless
  Services, Inc.          *      19,560              160,588
BellSouth Corporation            13,325              354,845
Centurytel, Inc.                  1,031               35,930
Ciena Corporation         *     198,800            1,031,772
Citizens Communications
  Company                 *       2,045               26,360
Crown Castle
International
  Corporation             *      51,800              402,486
KDDI Corporation (Japan)            243              942,646
Lucent Technologies, Inc. *     639,713            1,298,617
Nokia Corporation ADR
  (Finland)                   1,317,200           21,641,596
Nortel Networks
  Corporation (Canada)    *     865,500            2,336,850
Nortel Networks
  Corporation (foreign
  shares) (Canada)               26,200               70,419
NTL, Inc.                 *       8,700              296,844
Qwest Communications
  International, Inc.     *     976,317            4,666,795
SBC Communications, Inc.         23,968              612,382
Sprint Corporation (FON
  Group)                          6,490               93,456
Sprint Corporation (PCS
  Group)                  *       7,393               42,510
Telefonaktiebolaget LM
  Ericsson ADR (Sweden)   *     127,900            1,359,577
Verizon Communications          242,341            9,560,352
VimpelCom Sponsored
  ADR (Russia)            *      12,800              594,432
                                               -------------
                                                  45,745,897
                                               -------------
Telephone Systems--0.5%
ADTRAN, Inc.              *     217,600           11,160,704
                                               -------------


-------------------------------------------------------------
                                 Shares              Value
-------------------------------------------------------------
Textiles, Clothing & Fabrics--0.7%
Columbia Sportswear
  Company                 *      75,100        $   3,860,891
Jones Apparel Group, Inc. *         921               26,948
K-Swiss, Inc. Class A            46,400            1,601,728
Liz Claiborne, Inc.                 775               27,319
Nike, Inc. Class B               54,004            2,888,674
Puma AG Rudolf Dassler
  Sport (Germany)                39,011            3,881,969
Quicksilver, Inc.         *     124,000            2,044,760
Reebok International Ltd. *       6,729              226,296
Russell Corporation              11,800              224,200
VF Corporation                      778               26,429
Wolverine World Wide,
  Inc.                           67,800            1,305,828
                                               -------------
                                                  16,115,042
                                               -------------
Transportation--0.8%
Alexander & Baldwin, Inc.        98,600            2,615,858
Arkansas Best Corporation        14,800              352,092
Brunswick Corporation               652               16,313
Burlington Northern
  Santa Fe                       72,386            2,058,658
CSX Corporation                   1,540               46,339
Dial Corporation                174,900            3,401,805
Expedia, Inc.             *      66,000            5,041,080
FedEx Corporation                14,952              927,473
Fleetwood Enterprises,
  Inc.                    *     248,100            1,835,940
Kansas City Southern
  Industries, Inc.        *      51,300              617,139
Landstar System, Inc.     *      18,200            1,143,870
Norfolk Southern
  Corporation                     2,809               53,933
Union Pacific Corporation         1,834              106,409
United Parcel Service,
  Inc. Class B                    8,118              517,117
                                               -------------
                                                  18,734,026
                                               -------------
Utilities--0.5%
AES Corporation           *      67,621              429,393
Ameren Corporation                1,164               51,332
American Electric Power
  Company, Inc.                   2,850               85,016
CMS Energy Corporation            1,032                8,359
Calpine Corporation       *     171,240            1,130,184
CenterPoint Energy, Inc.          2,197               17,906
Cinergy Corporation               1,271               46,760
Consolidated Edison, Inc.         1,612               69,767
Constellation Energy
  Group                           1,191               40,851
DTE Energy Company                1,211               46,793
Dominion Resources, Inc.          2,243              144,158
Duke Energy Corporation           6,501              129,695
Edison International      *     295,751            4,859,189
Entergy Corporation               1,630               86,031
FPL Group, Inc.                   1,323               88,443
Firstenergy Corporation           2,146               82,514
Ionics, Inc.              *     112,300            2,512,151
NiSource, Inc.                    1,895               36,005
PG&E Corporation          *       2,949               62,371
PPL Corporation                   1,217               52,331
Public Service Enterprise
  Group, Inc.                     1,631               68,910
Southern Company                  5,207              162,250
TXU Corporation                   2,322               52,127
                                               -------------
                                                  10,262,536
                                               -------------
TOTAL COMMON STOCKS
 (Cost $2,160,382,805)                         2,217,907,330
                                               -------------

June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint
Growth Fund
--------------------------------------------------------------------------------
 Coupon                Maturity
  Rate                   Date                         Face                Value
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bills--0.0%
U.S. Treasury Bill
  0.785%               09/25/2003 **
 (Cost $199,625)                                   $   200,000      $    199,625
--------------------------------------------------------------------------------
CASH EQUIVALENTS--12.4%
--------------------------------------------------------------------------------
Institutional Money Market Funds--3.3%
BlackRock Tempcash Fund
  1.101%               07/01/2003 +                 40,379,935        40,379,935
Dreyfus Cash Management Plus
  Fund
  1.102%               07/01/2003 +                  8,855,249         8,855,249
Merrill Lynch Premier Institutional
  Fund
  1.045%               07/01/2003 +                 13,169,004        13,169,004
Merrimac Cash Fund-Premium Class
  1.052%               07/01/2003 +                 11,688,928        11,688,928
                                                                    ------------
                                                                      74,093,116
                                                                    ------------
Bank & Certificate Deposits/
Offshore Time Deposits--4.6%
American Express Centurion Bank
  1.260%               07/07/2003 +                  5,313,149         5,313,149
Bank of Montreal
  1.150%               07/09/2003 +                  2,699,177         2,699,177
Bank of Nova Scotia
  1.050%               08/29/2003 +                 17,710,498        17,710,498
BNP Paribas
  1.030%               07/21/2003 +                 12,043,138        12,043,138
Credit Agricole Indosuez
  0.940%               07/01/2003 +                  7,084,199         7,084,199
Den Danske Bank
  1.040%               07/24/2003 +                  7,084,199         7,084,199
Den Danske Bank
  1.040%               07/28/2003 +                 21,252,597        21,252,597
Harris Trust & Savings Bank
  1.020%               07/30/2003 +                 10,626,298        10,626,298
Royal Bank of Canada
  1.031%               07/07/2003 +                  7,438,409         7,438,409
Royal Bank of Scotland
  1.125%               07/01/2003 +                 14,168,398        14,168,398
                                                                    ------------
                                                                     105,420,062
                                                                    ------------
Floating Rate Instruments/Master Notes--4.5%
Comerica Bank
  1.073%               11/19/2003 +                  3,542,099         3,542,099
Credit Suisse First Boston Corporation
  1.415%               07/01/2003 +                 35,420,995        35,420,995
Goldman Sachs Group Inc.
  1.525%               07/02/2003 +                 10,626,299        10,626,299


--------------------------------------------------------------------------------
 Coupon                Maturity
  Rate                   Date                         Face                Value
--------------------------------------------------------------------------------
Goldman Sachs Group Inc.
  1.210%               08/04/2003 +               $ 7,084,199      $   7,084,199
Goldman Sachs Group Inc.
  1.130%               09/17/2003 +                 3,542,100          3,542,100
Liberty Lighthouse Funding
  1.155%               01/15/2004 +                 3,542,100          3,542,100
Merrill Lynch & Company, Inc.
  1.615%               11/26/2003 +                 3,542,099          3,542,099
Morgan Stanley
  1.455%               01/29/2004 +                 8,855,249          8,855,249
Morgan Stanley
  1.425%               09/26/2003 +                 1,771,050          1,771,050
Morgan Stanley
  1.425%               12/16/2003 +                17,710,498         17,710,498
Parkland (USA) LLC
  1.018%               11/26/2003 +                 7,084,199          7,084,199
                                                                   -------------
                                                                    102,720,887
                                                                   -------------
TOTAL CASH EQUIVALENTS
 (Cost $282,234,065)                                                282,234,065
                                                                   -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.8%
--------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 06/30/2003, due
  07/01/2003, with a maturity
  value of $63,659,593 and
  an effective yield of
  0.75% collateralized by
  U.S. Government
  Obligations with rates
  ranging from 1.58% to
  5.35%, maturity dates
  ranging from 01/01/2023
  to 10/01/2040 and
  aggregate market value
  of $66,843,258.
                                                   63,658,267        63,658,267
                                                                 ---------------
TOTAL INVESTMENTS^--112.5%
 (Cost $2,506,474,762)                                            2,563,999,287
Other assets less liabilities--(12.5%)                             (285,399,772)
                                                                 ---------------
NET ASSETS--100.0%                                               $2,278,599,515
                                                                 ===============

Notes to the Schedule of Investments:
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust
*     Non-income producing security.
**    Security has been pledged as collateral for futures contracts.
+     Represents collateral received from securities lending transactions.
^     Fund has Securities on loan. See Note 6.

102             See accompanying notes to financial statements.

Schedule of Investments
June 30, 2003 (Unaudited)
------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                      Shares                 Value
------------------------------------------------------------------------
OMMON STOCKS--95.8%
------------------------------------------------------------------------
Advertising--0.8%
Asatsu-DK, Inc. (Japan)      [star]       76,700           $  1,375,699
Catalina Marketing
  Corporation                *           162,000              2,859,300
Lamar Advertising
  Company                    *            30,000              1,056,300
                                                           ------------
                                                              5,291,299
                                                           ------------
Aerospace & Defense--0.8%
Alliant Techsystems, Inc.    *            23,000              1,193,930
Alvis PLC (United
  Kingdom)                               292,500                909,095
Engineered Support
  Systems, Inc.                            9,700                405,945
Rolls-Royce Group PLC
  (United Kingdom)           [star]      680,000              1,441,756
Titan Corporation (The)      *[star]     135,500              1,394,295
                                                           ------------
                                                              5,345,021
                                                           ------------
Apparel Retailers--1.5%
Christopher & Banks
  Corporation                *           180,000              6,658,200
Citizen Watch Company
  Ltd. (Japan)                           237,000              1,275,257
The Finish Line, Inc.
  Class A                    *           110,000              2,443,100
                                                           ------------
                                                             10,376,557
                                                           ------------
Automotive--3.7%
Aftermarket Technology
  Corporation                *[star]     158,300              1,663,733
American Axle &
  Manufacturing
  Holdings, Inc.             *            11,100                265,290
General Motors
  Corporation Class H        *         1,242,000             15,910,020
Group 1 Automotive, Inc.     *            36,000              1,166,760
Keihin Corporation
  (Japan)                                 68,000                581,463
Lithia Motors, Inc.
  Class A                    *            72,700              1,175,559
Oshkosh Truck
  Corporation                             67,500              4,004,100
Standard Motor
  Products, Inc.                         100,900              1,119,990
                                                           ------------
                                                             25,886,915
                                                           ------------
Banking--1.6%
Alpha Bank A.E. (Greece)     [star]       75,300              1,314,969
Banca Popolare di Milano
  SCRL (Italy)               [star]      423,300              1,855,334
Bank of Bermuda Ltd.
  (Bermuda)                               20,200                706,798
First Community Bancorp                   30,000                935,100
FirstFed Financial
  Corporation                *            33,000              1,164,570
KorAm Bank (South
  Korea)                     [star]      323,760              2,176,470
PFF Bancorp, Inc.                         25,200                973,980
Singapore Exchange Ltd.
  (Singapore)                          1,502,000              1,168,805
TierOne Corporation          *            59,000              1,148,730
                                                           ------------
                                                             11,444,756
                                                           ------------
Beverages, Food & Tobacco--1.9%
Bunge Ltd.                                38,100              1,089,660
Carlsberg AS Class B
  (Denmark)                  [star]       58,260              2,088,641

------------------------------------------------------------------------
                                         Shares                 Value
------------------------------------------------------------------------
Fraser & Neave Ltd.
  (Singapore)
                                         192,000           $    937,889
Great Atlantic & Pacific
  Tea Company               *[star]      245,500              2,160,400
Hokuto Corporation
  (Japan)                                 62,600                900,851
Kirin Beverage
  Corporation (Japan)                     78,000              1,173,872
KT&G Corporation
  (South Korea)                           44,510                734,070
Nong Shim Company Ltd.
  (South Korea)             &              4,787                476,897
Pilgrims Pride
  Corporation, Class B      [star]       142,500              1,377,975
Remy Cointreau SA
  (France)                  [star]        68,100              2,112,107
                                                           ------------
                                                             13,052,362
                                                           ------------
Bio-Technology--0.4%
Exelixis, Inc.               *           165,625              1,149,438
Trimeris, Inc.               *            30,000              1,370,400
                                                           ------------
                                                              2,519,838
                                                           ------------
Building Materials--0.1%
HeidelbergCement AG
  (Germany)                               18,700                413,470
RMC Group PLC
  (United Kingdom)                        66,400                506,874
                                                           ------------
                                                                920,344
                                                           ------------
Chemicals--1.0%
Cabot Microelectronics
  Corporation                *            60,000              3,028,200
Croda International PLC
  (United Kingdom)                       217,900                918,592
Ferro Corporation                         11,900                268,107
Fujimi, Inc. (Japan)         [star]       65,900              1,511,846
Taiyo Ink Manufacturing
  Company Ltd. (Japan)                    24,200                781,296
Tokyo Ohka Kogyo
  Company Ltd. (Japan)                    53,300                786,583
                                                            ------------
                                                              7,294,624
                                                           ------------
Coal--0.1%
Arch Coal, Inc.                           40,700                935,286
                                                           ------------
Commercial Services--10.3%
ADVO, Inc.                   *            30,000              1,332,000
Autoliv, Inc. SDR
  (Sweden)                   [star]       55,810              1,504,604
BISYS Group, Inc.            *           245,000              4,500,650
Bellsystem 24, Inc.
  (Japan)                    [star]        9,100              1,461,375
Benesse Corporation
  (Japan)                                 56,900                982,590
Cegedim SA (France)          [star]       34,123              1,554,502
Cheil Communications,
  Inc. (South Korea)                      12,870              1,265,990
Clark, Inc.                  *            54,000                645,300
Exult, Inc.                  *           460,000              3,942,200
GfK AG (Germany)                          58,200              1,098,034
Incyte Corporation
                             *[star]     302,000              1,401,280
Iron Mountain, Inc.
                             *[star]      82,200              3,048,798
Kobenhavns Lufthavne
  (Denmark)                                9,520                773,996
Massey Energy Company                     91,700              1,205,855
Mobile Mini, Inc.            *           156,000              2,547,480
Nissin Company Ltd.
  (Japan)                                174,100                721,846
Regis Corporation            [star]       48,800              1,417,640

June 30, 2003 (Unaudited)
------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                      Shares                 Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Ritchie Brothers
  Auctioneers, Inc.
  (Canada)                   *            33,000           $  1,270,830
RM PLC (United
  Kingdom)                               379,979                613,293
Securicor PLC (United
  Kingdom)                   [star]    1,213,700              1,494,834
Singapore Post Ltd.
  (Singapore)                [star]    4,003,800              1,546,440
SNT Group NV
  (Netherlands)                           68,725              1,019,099
SureBeam Corporation,
  Class A                    *           212,400                562,860
TeleTech Holdings, Inc.      *           113,500                480,105
Vivendi Universal SA
  (France)                   *[star]     798,700             14,563,368
Vivendi Universal SA
  ADR (France)               *[star]     300,300              5,537,532
Waste Connections, Inc.      *            67,500              2,365,875
Waste Management, Inc.                   557,000             13,418,130
                                                           ------------
                                                             72,276,506
                                                           ------------
Communications--0.1%
Allstream, Inc. Class B
  (Canada)                   *            23,500                796,674
                                                           ------------
Computer Software & Processing--5.1%
Activision, Inc.             *[star]     123,000              1,589,160
Autodesk, Inc.                           148,000              2,391,680
Cegid (France)                               931                 46,750
Ines Corporation (Japan)                 136,700                994,431
Informatica Corporation      *           265,000              1,831,150
Internet Security
  Systems, Inc.              *           150,000              2,173,500
Jack Henry & Associates,
  Inc.                                   125,000              2,223,750
Kronos, Inc.                 *            77,500              3,937,775
Lendingtree, Inc.            *           105,000              2,570,400
Magma Design
  Automation, Inc.           *           182,000              3,121,300
Matrix One, Inc.             *           275,000              1,578,500
MSC.Software
  Corporation                *[star]     191,400              1,290,036
Nassda Corporation           *           120,000                926,400
Quovadx, Inc.                *           220,200                658,398
Skillsoft PLC ADR
  (Ireland)                  *           250,000              1,262,500
Sycamore Networks, Inc.      *           157,500                603,225
THQ, Inc.                    *[star]      87,000              1,566,000
Tier Technologies, Inc.
  Class B                    *           255,000              1,976,250
Tietoenator Oyj (Finland)    [star]      104,000              1,753,946
TIS, Inc. (Japan)                         56,000              1,074,497
Websense, Inc.               *           147,500              2,309,850
                                                           ------------
                                                             35,879,498
                                                           ------------
Computers & Information--0.6%
DigitalThink, Inc.           *           300,000                945,000
Iomega Corporation           *           103,000              1,091,800
Maxtor Corporation           *           111,700                838,867
Scansoft, Inc.               *           197,700              1,073,511
                                                           ------------
                                                              3,949,178
                                                           ------------
Cosmetics & Personal Care--0.4%
1-800 Contacts, Inc.         *            43,300              1,059,984
Fancl Corporation (Japan)                 38,500              1,162,676
Kose Corporation (Japan)                  15,000                490,531
                                                           ------------
                                                              2,713,191
                                                           ------------
-----------------------------------------------------------------------
                                         Shares                 Value
-----------------------------------------------------------------------
Diversified--1.3%
Alstom (France)              [star]      561,400           $  1,937,504
Armor Holdings, Inc.         *[star]     101,000              1,353,400
FEI Company                  *            47,000                881,720
MAXIMUS, Inc.                *            41,000              1,132,830
Yankee Candle Company,
  Inc. (The)                 *           175,500              4,075,110
                                                           ------------
                                                              9,380,564
                                                           ------------
Education--2.2%
Apollo Group, Inc.
  Class A                    *           150,000              9,264,000
Education Management
  Corporation                *           110,000              5,849,800
                                                           ------------
                                                             15,113,800
                                                           ------------
Electric Utilities--0.3%
OGE Energy Corporation                    57,000              1,218,090
PNM Resources, Inc.                       36,500                976,375
                                                           ------------
                                                              2,194,465
                                                           ------------
Electrical Equipment--0.3%
Alpine Electronics, Inc.
  (Japan)                                 84,000              1,044,131
Entegris, Inc.               *            77,500              1,041,600
                                                           ------------
                                                              2,085,731
                                                           ------------
Electronics--2.7%
Adaptec, Inc.                *           117,500                914,150
Aixtron AG (Germany)                      98,299                502,089
ATMI, Inc.                   *           100,000              2,497,000
EDO Corporation                           75,500              1,336,350
International Rectifier
  Corporation                *            44,500              1,193,490
Invision Technologies,
  Inc.                       *            42,000              1,043,700
Monolithic System
  Technology                 *           102,200                925,932
Mykrolis Corporation         *           155,000              1,573,250
Rofin-Sinar
  Technologies, Inc.         *            67,800                953,268
Rudolph Technologies,
  Inc.                       *            59,000                941,640
Semtech Corporation          *           220,000              3,132,800
Shinko Electric Industries
  (Japan)                                 58,500              1,141,987
Verisity Ltd.                *           225,000              2,686,500
                                                           ------------
                                                             18,842,156
                                                           ------------
Entertainment &
Leisure--3.3%
Alliance Gaming
  Corporation                *           160,000              3,025,600
Avex, Inc. (Japan)                        20,400                275,018
EMI Group PLC (United
  Kingdom)                   [star]      730,600              1,473,550
Kadokawa Holdings, Inc.
  (Japan)                                 44,500                816,718
The Walt Disney
  Company                                798,000             15,760,500
Westwood One, Inc.           *            55,000              1,866,150
                                                           ------------
                                                             23,217,536
                                                           ------------
Financial Services--2.1%
American Home
  Mortgage Holdings, Inc.    [star]       93,000              1,820,940
Certegy, Inc.                *           136,500              3,787,875
Hong Kong Exchanges &
  Clearing Ltd.
  (Hong Kong)                            613,100                880,558
Net.B@nk, Inc.               [star]      129,300              1,701,588

June 30, 2003 (Unaudited)
------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                            Shares            Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
TSX Group, Inc. 144A
  (Canada)                   **&               34,618      $    702,943
Waddell & Reed Financial,
  Inc. Class A                                195,000         5,005,650
Wing Lung Bank
  (Hong Kong)                                 205,500           869,629
                                                           ------------
                                                             14,769,183
                                                           ------------
Food Retailers--0.1%
Lindt & Spruengli AG
  (Switzerland)                                 1,170           718,349
                                                           ------------
Forest Products & Paper--0.2%
Universal Forest
  Products, Inc.             [star]            68,500         1,434,390
                                                           ------------
Health Care Providers--3.1%
AmSurg Corporation           *[star]           58,800         1,793,400
BML, Inc. (Japan)                              87,700         1,062,321
Community Health
  Systems, Inc.              *                100,000         1,929,000
Coventry Health Care, Inc.   *                130,000         6,000,800
DaVita, Inc.                 *                190,000         5,088,200
MedCath Corporation          *                141,500           827,775
NIC Corporation (Japan)                        80,100           727,696
Renal Care Group, Inc.       *                115,000         4,049,150
Rotech Healthcare, Inc.      *                 11,500           248,688
                                                           ------------
                                                             21,727,030
                                                           ------------
Heavy Construction--0.5%
Horizon Offshore, Inc.       *                223,000         1,110,540
M/I Schottenstein
  Homes, Inc.                                  15,200           648,736
WCI Communities, Inc.        *[star]           78,500         1,509,555
                                                           ------------
                                                              3,268,831
                                                           ------------
Heavy Machinery--2.8%
Actuant Corporation
  Class A                    *                170,000         8,044,400
AGCO Corporation             *                 52,400           894,992
Alfa Laval AB (Sweden)                         84,060           804,477
Asyst Technologies, Inc.     *                139,000           929,910
Chicago Bridge & Iron
  Company NV NY
  Shares (Netherlands)                         50,400         1,143,072
Eiffage SA (France)          [star]            19,800         1,864,373
FMC Technologies, Inc.       *                155,000         3,262,750
Heidelberger
  Druckmaschinen
  (Germany)                  [star]            53,700         1,346,727
Terex Corporation            *                 68,500         1,337,120
                                                           ------------
                                                             19,627,821
                                                           ------------
Home Construction, Furnishings &
Appliances--1.0%
Ryland Group, Inc. (The)                       45,000         3,123,000
Standard-Pacific
  Corporation                                  35,000         1,160,600
Toll Brothers, Inc.          *                100,000         2,831,000
                                                           ------------
                                                              7,114,600
                                                           ------------
Industrial--Diversified--0.2%
Shimano, Inc. (Japan)                          66,300         1,044,251
Vossloh AG (Germany)                           13,994           503,084
                                                           ------------
                                                              1,547,335
                                                           ------------

-----------------------------------------------------------------------
                                             Shares          Value
-----------------------------------------------------------------------
Insurance--9.6%
Aon Corporation                               685,000      $ 16,494,800
April Group (France)                           74,534         1,047,791
Fairfax Financial Holdings
  Ltd. (Canada)                               129,410        19,588,754
HCC Insurance
  Holdings, Inc.                               41,000         1,212,370
Kansas City Life
  Insurance Company                            22,800           976,752
Millea Holdings, Inc.
  (Japan)                    [star]               873         6,685,693
Nipponkoa Insurance
  Company Ltd. (Japan)       [star]         4,027,000        13,605,865
Platinum Underwriters
  Holdings Ltd.
  (Bermuda)                                    38,600         1,047,604
PMA Capital Corporation,
  Class A                    [star]           108,500         1,363,845
Pohjola Group PLC,
  Series D (Finland)                           63,400         1,087,466
Radian Group, Inc.                             70,000         2,565,500
Scottish Annuity & Life
  Holdings (Bermuda)                           51,000         1,030,710
Swiss Life Holding
  (Switzerland)                                 5,438           552,107
                                                           ------------
                                                             67,259,257
                                                           ------------
Lodging--2.7%
Hilton Hotels Corporation                   1,165,000        14,900,350
Shangri-La Asia Ltd.
  (Hong Kong)                               1,156,000           733,789
Station Casinos, Inc.        *                131,700         3,325,425
                                                           ------------
                                                             18,959,564
                                                           ------------
Media--Broadcasting & Publishing--10.6%
Caltagirone Editore SpA
  (Italy)                    [star]           280,200         1,763,211
Carlton Communications
  PLC (United Kingdom)                        314,800           788,447
Comcast Corporation
  Special Class A            *                509,000        14,674,470
Eniro AB (Sweden)                             135,830         1,163,990
Entercom
  Communications
  Corporation                *                 37,500         1,837,875
Lin TV Corporation
  Class A                    *                 36,000           847,800
Modern Times Group
  (Sweden)                                     52,580           809,075
News Corporation Ltd.
  (Australia)                                 928,000         6,978,783
News Corporation Ltd.
  ADR (Australia)                             348,000        10,533,960
NRJ Group (France)           [star]           150,300         2,230,476
Radio One, Inc.              *                150,000         2,665,500
Shaw Communications,
  Inc. Class B (Canada)      [star]         1,203,400        16,185,730
Sirius Satellite Radio,
  Inc.                       *                665,000         1,123,850
SKY Perfect
  Communications, Inc.
  (Japan)                    [star]            13,569         9,293,526
Spanish Broadcasting
  System, Inc.               *                340,000         2,771,000
Telefonica Publicidad e
  Informacion SA (Spain)                      113,300           548,733
                                                           ------------
                                                             74,216,426
                                                           ------------

June 30, 2003 (Unaudited)
------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                            Shares           Value
------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------
Medical Equipment & Supplies--1.3%
Applera Corporation-
  Celera Genomics Group      *                120,600      $  1,244,592
Bio-Rad Laboratories, Inc.
  Class A                    *[star]           26,100         1,444,635
Biosite, Inc.                *                 23,400         1,125,540
Conmed Corporation           *                 63,000         1,150,380
Edwards Lifesciences
  Corporation                *                 24,500           787,430
PolyMedica Corporation       [star]            47,000         2,152,130
SRL, Inc. (Japan)                             152,000         1,207,174
                                                           ------------
                                                              9,111,881
                                                           ------------
Medical Supplies--0.5%
Grandvision (France)                           41,200           853,137
Hitachi Medical
  Corporation (Japan)                          49,000           547,760
Phonak Holding AG
  (Switzerland)                                69,221           888,401
Shimadzu Corporation
  (Japan)                                     291,000           932,210
                                                           ------------
                                                              3,221,508
                                                           ------------
Metals & Mining--0.6%
Roper Industries, Inc.                         73,200         2,723,040
Steel Dynamics, Inc.         *                 88,700         1,215,190
                                                           ------------
                                                              3,938,230
                                                           ------------
Office Equipment & Supplies--0.3%
Societe BIC SA (France)      [star]            46,900         1,829,032
                                                           ------------
Oil & Gas--2.1%
Cabot Oil & Gas
  Corporation                                  36,500         1,007,765
Cal Dive International,
  Inc.                       *                 52,000         1,133,600
Encore Acquisition
  Company                    *                 45,900           878,985
Helmerich & Payne, Inc.                        57,500         1,679,000
Key Energy Services, Inc.    *                160,000         1,715,200
National-Oilwell, Inc.       *                 75,000         1,650,000
Nuevo Energy Company         *[star]           76,400         1,333,180
Penn Virginia Corporation                      23,500         1,010,500
Remington Oil & Gas
  Corporation                *                 57,000         1,047,660
Ugi Corporation              [star]            40,500         1,283,850
W-H Energy Services, Inc.    *                112,500         2,191,500
                                                           ------------
                                                             14,931,240
                                                           ------------
Pharmaceuticals--6.0%
Abgenix, Inc.                *[star]          129,500         1,358,455
Alkermes, Inc.               *                166,300         1,787,725
Bachem AG Class B
  (Switzerland)                                20,120           991,228
Cambridge Antibody
  Technology Group
  (United Kingdom)                             84,500           733,401
Cephalon, Inc.               *                 70,000         2,881,200
CV Therapeutics, Inc.        *[star]           48,000         1,423,680
Encysive
  Pharmaceuticals, Inc.      *[star]          305,000         1,464,000
Gilead Sciences, Inc.        *                 12,000           666,960
Henry Schein, Inc.           *                160,000         8,374,400
Human Genome
  Sciences, Inc.             *                 98,000         1,246,560
NBTY, Inc.                   *[star]           61,000         1,284,660
Neurocrine Biosciences,
  Inc.                       *                 75,000         3,745,500

-----------------------------------------------------------------------
                                              Shares           Value
-----------------------------------------------------------------------
Nippon Shinyaku
  Company Ltd. (Japan)       [star]           335,000      $  1,771,836
NPS Pharmaceuticals, Inc.    *                 40,500           985,770
Omnicare, Inc.                                285,000         9,630,150
Regeneron
  Pharmaceuticals, Inc.      *                 61,500           968,625
Santen Pharmaceutical
  Company Ltd. (Japan)                        126,200         1,205,464
Towa Pharmaceutical
  Company Ltd. (Japan)       [star]           117,000         1,883,791
                                                           ------------
                                                             42,403,405
                                                           ------------
Photographic Equipment &
Supplies--0.2%
Nikon Corporation
  (Japan)                    *[star]          173,000         1,427,355
                                                           ------------
Real Estate--2.1%
Acadia Realty Trust REIT                       54,600           499,590
Arden Realty, Inc.                             49,000         1,271,550
Maguire Properties,
  Inc. REIT                  *                 63,000         1,212,750
MFA Mortgage
  Investments, Inc.                            92,500           928,700
Regency Centers
  Corporation REIT                             20,600           720,588
Trizec Canada, Inc.
  (Canada)                                    993,000        10,416,570
                                                           ------------
                                                             15,049,748
                                                           ------------
Restaurants--1.3%
AFC Enterprises, Inc.        *[star]           85,500         1,388,520
CEC Entertainment, Inc.      *                100,000         3,693,000
Ruby Tuesday, Inc.                            160,000         3,956,800
                                                           ------------
                                                              9,038,320
                                                           ------------
Retailers--5.4%
99 Cents Only Stores         *o                     0                11
A.C. Moore Arts &
  Crafts, Inc.               *                 85,000         1,702,550
AnnTaylor Stores
  Corporation                *                115,000         3,329,250
C&S Company Ltd.
  (Japan)                    [star]            92,400         1,425,274
Charming Shoppes, Inc.       *[star]          257,500         1,279,775
David Jones Ltd.
  (Australia)                               1,127,454           999,278
Dollar Tree Store, Inc.      *                 67,900         2,154,467
Duane Reade, Inc.            *                258,500         3,812,875
Electronics Boutique
  Holdings Corporation       *                 47,000         1,086,170
Familymart Company Ltd.
  (Japan)                    [star]            86,700         1,551,443
GameStop Corporation         *                 88,000         1,136,960
Guitar Center, Inc.          *[star]           44,500         1,290,500
O'Reilly Automotive, Inc.    *                208,500         6,961,815
School Specialty, Inc.       *                175,000         4,980,500
SCP Pool Corporation         *                 31,000         1,066,400
Tsuruha Company Ltd.
  (Japan)                    [star]            90,200         1,369,517
Tuesday Morning
  Corporation                *                100,000         2,630,000
Tweeter Home
  Entertainment
  Group, Inc.                *                117,300         1,018,164
                                                           ------------
                                                             37,794,949
                                                           ------------
Telecommunications--3.2%
Elisa Communications
  OYJ Class A (Finland)      [star]           185,750         1,598,377
Ericsson SpA (Italy)                           45,858         1,081,478

June 30, 2003 (Unaudited)
-------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                        Shares           Value
-------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------
Informa Group PLC
  (United Kingdom)                       215,600     $   830,482
MRV Communications,
  Inc.                       *           378,530         760,845
MobileOne (Asia) Ltd.
  (Singapore)                [star]    1,962,000       1,493,329
Nippon Telegraph &
  Telephone Corporation
  (Japan)                    [star]        3,425      13,457,704
REMEC, Inc.                  *[star]     210,500       1,465,080
SeaChange International,
  Inc.                       *            68,000         648,720
STET Hellas
  Telecommunications SA
  ADR (Greece)                           137,000       1,267,250
                                                     -----------
                                                      22,603,265
                                                     -----------
Telephone Systems--0.0%
NII Holdings, Inc. Class B   *             4,900         187,523
                                                     -----------
Textiles, Clothing & Fabrics--0.5%
Camaieu (France)                          17,688       1,005,205
Genesco, Inc.                *            60,000       1,062,000
Nagaileben Company Ltd.
  (Japan)                                 44,800       1,009,093
Timberland Company
  (The)                      *            11,700         618,462
                                                     -----------
                                                       3,694,760
                                                     -----------
Transportation--0.8%
Beijing Capital
  International Airport
  Company Ltd. (China)                 2,882,000         702,192
Companhia de
  Concessoes Rodoviarias
  (Brazil)                                99,200         314,849
Cosco Pacific Ltd. (Hong
  Kong)                                  888,000         933,760
FirstGroup PLC (United
  Kingdom)                               267,900       1,195,809
Hutech Norin Company
  Ltd. (Japan)                             8,000          79,419
Knight Transportation,
  Inc.                       *            49,500       1,232,550
USF Corporation                           46,500       1,254,105
                                                     -----------
                                                       5,712,684
                                                     -----------
Water Companies--0.1%
South Staffordshire
  Group PLC (United
  Kingdom)                                92,200         710,301
                                                     -----------
TOTAL COMMON STOCKS
 (Cost $578,079,406)                                 671,813,288
                                                     -----------
-----------------------------------------------------------------
PREFERRED STOCKS--0.3%
-----------------------------------------------------------------
Heavy Machinery--0.2%
Jungheinrich AG
  (Germany)                               60,300         776,934
Krones AG (Germany)                        9,400         562,316
                                                     -----------
                                                       1,339,250
                                                     -----------
Retailers--0.1%
Hornbach Holding AG
  (Germany)                               18,200       1,075,129
                                                     -----------
TOTAL PREFERRED STOCKS
 (Cost $2,011,963)                                     2,414,379
                                                     -----------


------------------------------------------------------------------
 Coupon          Maturity
  Rate             Date                  Face           Value
------------------------------------------------------------------
CONVERTIBLE DEBT OBLIGATIONS--0.4%
------------------------------------------------------------------
Electronics--0.2%
EMCORE Corporation
  5.000%        05/15/2006   [star]   $1,970,000      $ 1,285,425
                                                      -----------
Pharmaceuticals--0.2%
Viropharma, Inc.
  6.000%        03/01/2007   [star]    3,000,000        1,511,250
                                                      -----------
TOTAL CONVERTIBLE DEBT
OBLIGATIONS
 (Cost $2,306,104)                                      2,796,675
                                                      -----------
------------------------------------------------------------------
COMMERCIAL PAPER--0.3%
------------------------------------------------------------------
Financial Services--0.3%
Fairway Finance Corporation
  1.070%        07/03/2003
 (Cost $1,999,881)                     2,000,000        1,999,881
------------------------------------------------------------------
CASH EQUIVALENTS--17.2%
------------------------------------------------------------------
Institutional Money Market Funds--4.5%
BlackRock Tempcash Fund
  1.101%        07/01/2003   +        17,210,062       17,210,062
Dreyfus Cash Management Plus Fund
  1.102%        07/01/2003   +         3,774,136        3,774,136
Merrill Lynch Premier Institutional
  Fund
  1.045%        07/01/2003   +         5,612,673        5,612,673
Merrimac Cash Fund-Premium Class
  1.052%        07/01/2003   +         4,981,860        4,981,860
                                                      -----------
                                                       31,578,731
                                                      -----------
Bank & Certificate Deposits/Offshore
Time Deposits--6.4%
American Express Centurion Bank
  1.260%        07/07/2003   +         2,264,482        2,264,482
Bank of Montreal
  1.150%        07/09/2003   +         1,150,398        1,150,398
Bank of Nova Scotia
  1.050%        08/29/2003   +         7,548,273        7,548,273
BNP Paribas
  1.030%        07/21/2003   +         5,132,826        5,132,826
Credit Agricole Indosuez
  0.940%        07/01/2003   +         3,019,309        3,019,309
Den Danske Bank
  1.040%        07/24/2003   +         3,019,309        3,019,309
Den Danske Bank
  1.040%        07/28/2003   +         9,057,928        9,057,928
Harris Trust & Savings Bank
  1.020%        07/30/2003   +         4,528,964        4,528,964
Royal Bank of Canada
  1.031%        07/07/2003   +         3,170,275        3,170,275
Royal Bank of Scotland
  1.125%        07/01/2003   +         6,038,618        6,038,618
                                                      -----------
                                                       44,930,382
                                                      -----------
Floating Rate Instruments/Master Notes--6.3%
Comerica Bank
  1.073%        11/19/2003   +         1,509,655        1,509,655
Credit Suisse First Boston Corporation
  1.415%        07/01/2003   +        15,096,546       15,096,546
Goldman Sachs Group Inc.
  1.525%        07/02/2003   +         4,528,964        4,528,964
Goldman Sachs Group Inc.
  1.210%        08/04/2003   +         3,019,309        3,019,309
Goldman Sachs Group Inc.
  1.130%        09/17/2003   +         1,509,655        1,509,655

June 30, 2003 (Unaudited)
------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
------------------------------------------------------------------
 Coupon           Maturity
  Rate              Date               Face             Value
------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
------------------------------------------------------------------
Liberty Lighthouse Funding
  1.155%          01/15/2004   +     $1,509,655      $  1,509,655
Merrill Lynch & Company, Inc.
  1.615%          11/26/2003   +      1,509,655         1,509,655
Morgan Stanley
  1.455%          01/29/2004   +      3,774,137         3,774,137
Morgan Stanley
  1.425%          09/26/2003   +        754,827           754,827
Morgan Stanley
  1.425%          12/16/2003   +      7,548,273         7,548,273
Parkland (USA) LLC
  1.018%          11/26/2003   +      3,019,309         3,019,309
                                                     ------------
                                                       43,779,985
                                                     ------------
TOTAL CASH EQUIVALENTS
 (Cost $120,289,098)                                  120,289,098
                                                     ------------
------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.6%
------------------------------------------------------------------
IBT Repurchase Agreement
  dated 06/30/2003 due
  07/01/2003, with a maturity
  value of $18,376,872 and
  an effective yield of
  0.75% collateralized by
  U.S. Government
  Obligations with rates
  ranging from 4.13%
  to 5.86%, maturity
  dates from 09/25/2023
  to 07/01/2032 and an
  aggregate market value
  of $19,295,312.                    18,376,489        18,376,489
                                                     ------------
TOTAL INVESTMENTS^--116.6%
 (Cost $723,062,941)                                  817,689,810
Other assets less liabilities--(16.6%)               (116,544,046)
                                                     ------------
NET ASSETS--100.0%                                   $701,145,764
                                                     ============


Notes to the Schedule of Investments:
ADR     American Depositary Receipt
REIT    Real Estate Investment Trust
SDR     Swedish Depositary Receipt
[star] Security has been pledged as collateral for forward foreign currency exchange contracts.
*       Non-income producing security.
& Security valued at fair value as determined by policies approved by the board of directors.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities generally may be resold only in transactions exempt from registration, normally to qualified buyers.
o       Rounds to less than 1 share.
+       Represents collateral received from securities lending transactions.
^       Fund has Securities on loan. See Note 6.

108              See accompanying notes to financial statements.

Schedule of Investments
June 30, 2003 (Unaudited)
---------------------------------------------------------------------
Vantagepoint
International Fund                         Shares              Value
---------------------------------------------------------------------
COMMON STOCKS--94.7%
---------------------------------------------------------------------
Australia--1.8%
Alumina Ltd.                              122,800        $    335,588
Australia & New Zealand
  Banking Group Ltd.                       47,956             599,243
BHP Finance Ltd.                           33,566             194,727
Brambles Industries Ltd.                   57,300             175,827
Commonwealth Bank of
  Australia                                56,500           1,121,036
Foster's Brewing Group Ltd.               157,963             446,531
National Australia Bank Ltd.               53,500           1,203,406
News Corporation Ltd.                      39,778             299,140
QBE Insurance Group Ltd.                   65,460             409,643
WMC Resources Ltd.             *          112,800             265,846
Woolworths Ltd.                            85,236             716,541
                                                         ------------
                                                            5,767,528
                                                         ------------
Belgium--2.2%
Colruyt NV                                    200              13,851
Fortis                                    242,230           4,180,860
Interbrew                                 126,500           2,815,920
                                                         ------------
                                                            7,010,631
                                                         ------------
Brazil--0.6%
Companhia de Bebidas das
  Americas ADR                              3,500              71,225
Companhia Vale do Rio
  Doce ADR                                 11,407             338,332
Companhia Vale do Rio
  Doce Sponsored ADR                       17,000             471,750
Petroleo Brasileiro SA                     18,800             371,488
Telesp Celular Partcipacoes
  SA ADR                                  181,500             707,850
                                                         ------------
                                                            1,960,645
                                                         ------------
Canada--3.4%
Abitibi-Consolidated, Inc.                 61,200             388,629
BCE, Inc.                                  52,200           1,197,173
Bombardier, Inc. Class B                  256,400             865,206
CanWest Global
  Communications
  Corporation                  *           84,600             540,346
Corus Entertainment, Inc.
  Class B                      *           56,200             944,067
EnCana Corporation                         72,200           2,756,214
Placer Dome, Inc.                          24,700             300,930
Research In Motion Ltd.        *           14,000             302,540
Suncor Energy, Inc.                        21,400             400,411
Telus Corporation                          44,400             783,877
Telus Corporation Non-
  voting Shares                            34,800             574,304
Thomson Corporation                        50,900           1,593,561
                                                         ------------
                                                           10,647,258
                                                         ------------
China--0.2%
PetroChina Company Ltd.
  Class H                               1,818,800             548,102
                                                         ------------
Denmark--0.6%
A P Moller - Maersk A/S                        30             162,603
Novo Nordisk A/S                           47,120           1,652,783
                                                         ------------
                                                            1,815,386
                                                         ------------
Finland--0.7%
Nokia OYJ                                 108,400           1,788,246
UPM-Kymmene OYJ                            35,600             520,528
                                                         ------------
                                                            2,308,774
                                                         ------------

---------------------------------------------------------------------
                                           Shares           Value
---------------------------------------------------------------------
France--9.5%
Accor SA                                   10,400        $    376,871
AXA                                        95,264           1,480,584
BNP Paribas SA                             53,100           2,703,066
Bouygues SA                                49,800           1,377,250
Carrefour Supermarche SA                   83,180           4,084,061
Essilor International SA                   11,500             464,094
France Telecom SA                          44,100           1,083,649
Groupe Danone                               7,000             970,362
JC Decaux SA                   *          165,400           2,074,010
L'Air Liquide SA                            6,687             993,131
L'Oreal SA                                  8,000             565,076
Orange SA                      *            7,300              64,916
Pechiney SA Class A                        11,000             395,577
Renault SA                                 26,600           1,408,853
Rhodia SA                                 169,400           1,097,162
Sanofi-Synthelabo SA                      107,038           6,279,962
Schneider Electric SA                      21,400           1,007,884
STMicroelectronics NV                      51,670           1,085,396
Technip-Coflexip SA                         2,500             219,151
Vivendi Universal SA           *          127,600           2,326,638
                                                         ------------
                                                           30,057,693
                                                         ------------
Germany--7.6%
Allianz AG                                 76,202           6,345,032
Bayerische Motoren
  Werke AG                                  9,500             366,115
DaimlerChrysler AG                         17,100             598,024
Deutsche Bank AG                           14,200             922,639
Deutsche Boerse AG                         46,300           2,457,046
Deutsche Telekom AG            *          199,000           3,042,474
Epcos AG                       *            6,071              78,361
Infineon Technologies
  AG ADR                       *            5,900              56,581
Linde AG                                   67,000           2,484,956
Metro AG                                   16,400             531,094
Muenchener
  Rueckversicherungs-
  Gesellschaft AG                          47,425           4,843,634
SAP AG                                      6,000             708,876
SAP AG ADR                                  1,400              40,908
Siemens AG                                 33,200           1,631,617
                                                         ------------
                                                           24,107,357
                                                         ------------
Hong Kong--1.3%
Cheung Kong
  (Holdings) Ltd.              [star]      98,000             589,396
China Mobile Ltd.                         136,000             320,897
Hang Lung Properties Ltd.                 323,000             292,012
Hang Seng Bank Ltd.                        59,500             629,476
Hong Kong Land
  Holdings Ltd.                           203,000             253,750
Hutchison Whampoa Ltd.         [star]      99,100             603,637
Johnson Electric
  Holdings Ltd.                           384,000             475,190
Li & Fung Ltd.                            450,000             579,945
Shangri-La Asia Ltd.                       32,000              20,313
Sun Hung Kai
  Properties Ltd.                          43,000             217,257
Swire Pacific Ltd. Class A                 68,400             299,102
                                                         ------------
                                                            4,280,975
                                                         ------------
Ireland--0.3%
Allied Irish Banks PLC                        800              11,973
CRH PLC                                    52,521             828,360
                                                         ------------
                                                              840,333
                                                         ------------

June 30, 2003 (Unaudited)
-----------------------------------------------------------------------
Vantagepoint
International Fund                      Shares                Value
-----------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------
Italy--1.9%
Assicurazioni Generali                    8,900          $    206,614
Banca Nazionale del Lavoro     *        270,100               453,656
ENI SpA                                 133,900             2,028,688
Mediaset SpA                             29,000               245,875
Telecom Italia SpA RNC                  535,200             2,936,861
                                                         ------------
                                                            5,871,694
                                                         ------------
Japan--10.8%
Acom Company Ltd.                         9,400               340,335
Advantest Corporation                    13,300               590,273
Aiful Corporation                         6,400               273,363
Canon, Inc.                              19,000               873,363
Chugai Pharmaceutical
  Company Ltd.                           41,400               471,090
Dai Nippon Printing
  Company Ltd.                           23,000               243,681
Daiwa Securities
  Company Ltd.                           90,000               518,061
Hirose Electronics
  Company Ltd.                            8,900               737,274
Hitachi Ltd.                             71,000               301,485
Honda Motor Company Ltd.                127,800             4,851,005
Hoya Corporation                          9,400               648,519
Aeon Company Ltd.              [star]    56,000             1,284,725
Japan Airlines System
  Corporation                           105,000               229,499
Japan Telecom Holdings
  Company Ltd.                               88               267,957
Japan Tobacco, Inc.                         333             1,802,928
Kansai Electric Power
  Company (The)                          23,500               371,311
Keyence Corporation                       1,804               331,092
Mitsubishi Corporation                   47,000               326,612
Mitsubishi Estate
  Company Ltd.                           86,000               583,282
Mitsubishi Heavy
  Industries Ltd.                       124,000               321,715
Mitsubishi Motor
  Corporation                  *        102,000               230,600
Mitsui Fudosan
  Company Ltd.                          101,000               646,259
Mitsui Sumitomo Insurance
  Company Ltd.                           67,420               313,281
Murata Manufacturing
  Company Ltd.                            9,000               354,384
NEC Corporation                *        162,000               810,878
NTT DoCoMo, Inc.                            170               368,733
Nidec Corporation                           800                52,924
Nikko Cordial Corporation               166,000               667,490
Nikon Corporation              *         39,000               321,774
Nintendo Company Ltd.                       700                50,980
Nissan Motor Company Ltd.      [star]   191,000             1,829,215
Nitto Denko Corporation                  13,600               445,883
Nomura Holdings, Inc.                    56,000               711,971
Orix Corporation                         14,600               808,743
Promise Company Ltd.                     39,700             1,487,053
Rohm Company Ltd.              [star]     9,700             1,059,256
Sankyo Company Ltd.                      36,000               430,667
Sekisui House Ltd.                       56,000               425,127
Shimamura Company Ltd.                    4,200               232,302
Shionogi & Company Ltd.                  48,000               651,506
SMC Corporation                           3,200               269,892
Sony Corporation                         23,100               651,356
Suzuki Motor Corporation       [star]    99,000             1,290,048
TDK Corporation                          11,400               563,961
Tokyo Electronics Ltd.         [star]    32,600             1,547,460

---------------------------------------------------------------------
                                         Shares              Value
---------------------------------------------------------------------
Tokyu Corporation                       100,000          $    322,850
Toray Industries, Inc.                  137,000               318,870
Tostem Inax Holding
  Corporation                            16,000               230,917
Yahoo Japan Corporation        *             28               455,493
Yamanouchi Pharmaceutical
  Company Ltd.                           46,500             1,214,190
Yamato Transport
  Company Ltd.                           17,000               188,479
                                                         ------------
                                                           34,320,112
                                                         ------------
Luxembourg--0.3%
RTL Group                                16,300               780,063
Societe Europeenne des
  Satellites                             44,200               287,289
                                                         ------------
                                                            1,067,352
                                                         ------------
Mexico--4.1%
America Movil SA
  de CV ADR                              29,700               556,875
Fomento Economico
  Mexicano ADR                           34,699             1,429,599
Grupo Modelo SA
  de CV, Class C                        652,900             1,485,992
Grupo Televisa SA ADR                    68,900             2,377,050
Telefonos de Mexico
  SA ADR                                150,992             4,744,169
Wal-Mart de Mexico SA
  de CV Series V                        784,700             2,312,002
                                                         ------------
                                                           12,905,687
                                                         ------------
Netherlands--8.3%
ABN AMRO Holding NV                     279,932             5,361,862
ASM Lithography
  Holdings NV                  *        187,900             1,787,645
Aegon NV                                202,839             2,034,777
Elsevier NV                              11,800               139,412
Heineken Holding NV
  Class A                                20,675               595,564
Heineken NV                              59,200             2,104,404
ING Groep NV                             67,740             1,179,052
KPN NV                         *        220,300             1,563,682
Koninklijke (Royal) Philips
  Electronics NV                         32,600               621,050
Koninklijke (Royal) Philips
  Electronics NV NY Shares                5,600               107,016
Koninklijke Numico NV CVA                 9,200               141,821
Royal Dutch Petroleum
  Company                                84,700             3,938,480
Royal Dutch Petroleum
  Company NY Shares                      68,520             3,194,402
Unilever NV CVA                          30,300             1,628,525
VNU NV                                   14,029               433,008
Wolters Kluwer NV                       119,824             1,447,378
                                                         ------------
                                                           26,278,078
                                                         ------------
New Zealand--0.0%
Telecom Corporation of
  New Zealand Ltd.                       33,431               102,803
                                                         ------------
Norway--0.6%
Norsk Hydro ASA                          17,400               855,066
Norske Skogindustrier ASA                16,500               246,678
Statoil ASA                              91,300               777,263
                                                         ------------
                                                            1,879,007
                                                         ------------
Poland--0.2%
Bank Pekao SA                  *         19,165               496,936
                                                         ------------
Portugal--0.4%
Portugal Telecom SA                     193,298             1,387,589
                                                         ------------

June 30, 2003 (Unaudited)
----------------------------------------------------------------------
Vantagepoint
International Fund                         Shares            Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Russia--0.4%
OAO Lukoil Holding ADR                      15,400       $  1,216,600
                                                         ------------
Singapore--1.4%
DBS Group Holdings Ltd.                    267,000          1,562,069
DBS Group Holdings Ltd.
  ADR 144A                     **&          80,000            468,036
Singapore Airlines Ltd.                     55,000            324,898
Singapore Press
  Holdings Ltd.                             42,000            436,568
Singapore Technologies
  Engineering Ltd.                         250,000            247,082
Singapore
  Telecommunications Ltd.                1,253,000          1,074,681
Venture Corporation Ltd.                    38,000            347,505
                                                         ------------
                                                            4,460,839
                                                         ------------
South Korea--0.8%
Hyundai Motor
  Company GDR                  **           29,200            386,237
KT Corporation ADR                             900             17,739
Samsung Electronics
  Company Ltd. GDR 144A        **           14,055          2,090,681
                                                         ------------
                                                            2,494,657
                                                         ------------
Spain--4.4%
Altadis SA                                  14,300            367,180
Banco Bilbao Vizcaya SA                    168,900          1,777,868
Industria de Diseno Textil
  SA (Inditex)                             162,500          4,093,986
Promotora de
  Informaciones SA (PRISA)                 159,700          1,453,216
Repsol SA                                  148,419          2,410,866
Telefonica SA                  *           327,922          3,813,911
                                                         ------------
                                                           13,917,027
                                                         ------------
Sweden--0.7%
Assa Abloy AB                               66,100            640,864
ForeningsSparbanken AB                      60,900            841,865
Sandvik AB                                  11,000            288,297
Svenska Handelsbanken AB
  Class A                                   23,400            383,487
                                                         ------------
                                                            2,154,513
                                                         ------------
Switzerland--11.8%
Ciba Specialty
  Chemicals AG                 *            44,900          2,723,527
Clariant AG                    *           172,500          1,582,276
Compagnie Financiere
  Richemont AG                              88,627          1,435,759
Credit Suisse Group                        121,896          3,214,552
Holcim Ltd.                                 35,243          1,304,814
Julius Baer Holding AG
  Class B                                    4,985          1,224,263
Nestle SA                                   34,658          7,165,670
Novartis AG                    [star]      134,537          5,334,307
Roche Holding AG                            35,335          2,777,190
Roche Holding AG Bearer
  Shares                                     1,300            160,114
Serono SA Class B                            2,415          1,422,007
Swiss Re                                    45,931          2,549,929
Swisscom AG                                  6,230          1,774,272
Synthes-Stratec, Inc.                          483            347,641
UBS AG                                      79,055          4,406,402
                                                         ------------
                                                           37,422,723
                                                         ------------

---------------------------------------------------------------------
                                            Shares           Value
---------------------------------------------------------------------
Taiwan--0.2%
Taiwan Semiconductor
  Manufacturing Company
  Ltd. ADR                     *            76,815       $    774,295
                                                         ------------
United Kingdom--20.2%
ARM Holdings PLC               *            80,000             88,612
AstraZeneca Group PLC                       35,100          1,410,064
AstraZeneca Group PLC                       95,784          3,888,398
BG Group PLC                               295,800          1,313,009
BOC Group PLC                               34,200            439,594
Barclays PLC                                98,000            729,061
BHP Billiton PLC                           228,728          1,206,245
Brambles Industries PLC                     26,800             72,661
British Aerospace PLC                    1,366,079          3,218,223
BT Group PLC                                33,400            112,504
Carlton Communications
  PLC                                      334,900            838,790
Centrica PLC                               162,100            470,981
Compass Group PLC                        1,059,370          5,722,538
Diageo PLC                                 439,504          4,701,024
GlaxoSmithKline PLC                         12,000            242,624
Granada Compass PLC                      1,713,677          2,578,076
HSBC Holdings PLC                          119,600          1,415,695
HBOS PLC                                    53,400            692,563
Imperial Chemical
  Industries PLC                         1,056,700          2,144,365
Kingfisher PLC                             298,300          1,367,257
Lloyds TSB Group PLC                       604,300          4,298,321
Marks & Spencer
  Group PLC                                843,323          4,402,128
MM02 PLC                       *           597,800            560,851
National Grid Transco PLC                  120,500            818,756
Next PLC                                   143,700          2,438,603
Pearson PLC                                141,000          1,319,353
Prudential Corporation PLC                  62,500            379,203
Reckitt Benckiser PLC                       15,900            292,299
Reed International PLC                      41,600            346,788
Reuters Group PLC                           98,400            285,901
Royal Bank of Scotland
  Group PLC                                 91,400          2,568,742
Smiths Group PLC                           124,000          1,441,128
Standard Chartered PLC                      83,700          1,018,424
Tesco PLC                                1,194,335          4,329,036
TI Automotive Ltd.                          70,000                 --
Unilever PLC                               103,700            827,183
Vodafone Group PLC                       2,931,416          5,742,767
Xstrata PLC                                 38,750            257,848
                                                         ------------
                                                           63,979,615
                                                         ------------
TOTAL COMMON STOCKS
 (Cost $297,319,471)                                      300,074,209
                                                         ------------
---------------------------------------------------------------------
PREFERRED STOCKS--1.2%
---------------------------------------------------------------------
Brazil--0.1%
Banco Bradesco SA                       72,235,900            270,885
Banco Itau Holdings
  Finance                                3,418,400            228,212
                                                         ------------
                                                              499,097
                                                         ------------
Germany--1.1%
Henkel KGaA, Vorzug                         55,650          3,451,305
                                                         ------------

TOTAL PREFERRED STOCKS
 (Cost $4,124,255)                                          3,950,402
                                                         ------------

June 30, 2003 (Unaudited)
----------------------------------------------------------------------------
Vantagepoint
International Fund
----------------------------------------------------------------------------
 Coupon              Maturity
  Rate                 Date                     Face                Value
----------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.1%
----------------------------------------------------------------------------
Switzerland--0.1%
Credit Suisse Group Finance
 (Cost $150,029)
  6.000%             12/23/2005             $   222,000          $    189,591
                                                                 ------------

-----------------------------------------------------------------------------
CONVERTIBLE DEBT OBLIGATIONS--0.0%
-----------------------------------------------------------------------------
Cayman Islands--0.0%
SMFG Finance Ltd.
 (Cost $119,012)
  2.250%             07/11/2005              21,000,000               163,260
                                                                 ------------

-----------------------------------------------------------------------------
CASH EQUIVALENTS--10.3%
-----------------------------------------------------------------------------
Institutional Money Market Funds--2.7%
BlackRock Tempcash Fund
  1.101%             07/01/2003 +             4,662,029             4,662,029
Dreyfus Cash Management Plus Fund
  1.102%             07/01/2003 +             1,022,375             1,022,375
Merrill Lynch Premier Institutional
  Fund
  1.045%             07/01/2003 +             1,520,415             1,520,415
Merrimac Cash Fund-Premium Class
  1.052%             07/01/2003 +             1,349,535             1,349,535
                                                                 ------------
                                                                    8,554,354
                                                                 ------------
Bank & Certificate Deposits/Offshore
Time Deposits--3.8%
American Express Centurion Bank
  1.260%             07/07/2003 +               613,425               613,425
Bank of Montreal
  1.150%             07/09/2003 +               311,631               311,631
Bank of Nova Scotia
  1.050%             08/29/2003 +             2,044,749             2,044,749
BNP Paribas
  1.030%             07/21/2003 +             1,390,430             1,390,430
Credit Agricole Indosuez
  0.940%             07/01/2003 +               817,900               817,900
Den Danske Bank
  1.040%             07/28/2003 +             2,453,699             2,453,699
Den Danske Bank
  1.040%             07/24/2003 +               817,900               817,900
Harris Trust & Savings Bank
  1.020%             07/30/2003 +             1,226,850             1,226,850
Royal Bank of Canada
  1.031%             07/07/2003 +               858,795               858,795
Royal Bank of Scotland
  1.125%             07/01/2003 +             1,635,799             1,635,799
                                                                 ------------
                                                                   12,171,178
                                                                 ------------
Floating Rate Instruments/Master Notes--3.8%
Comerica Bank
  1.073%             11/19/2003 +               408,950               408,950
Credit Suisse First Boston Corporation
  1.415%             07/01/2003 +             4,089,499             4,089,499
Goldman Sachs Group Inc.
  1.525%             07/02/2003 +             1,226,850             1,226,850
Goldman Sachs Group Inc.
  1.210%             08/04/2003 +               817,900               817,900

-----------------------------------------------------------------------------
 Coupon              Maturity
  Rate                 Date                     Face                Value
-----------------------------------------------------------------------------
Goldman Sachs Group Inc.
  1.130%             09/17/2003 +          $    408,950          $    408,950
Liberty Lighthouse Funding
  1.155%             01/15/2004 +               408,950               408,950
Merrill Lynch & Company, Inc.
  1.615%             11/26/2003 +               408,950               408,950
Morgan Stanley
  1.455%             01/29/2004 +             1,022,375             1,022,375
Morgan Stanley
  1.425%             12/16/2003 +             2,044,749             2,044,749
Morgan Stanley
  1.425%             09/26/2003 +               204,475               204,475
Parkland (USA) LLC
  1.018%             11/26/2003 +               817,900               817,900
                                                                 ------------
                                                                   11,859,548
                                                                 ------------
TOTAL CASH EQUIVALENTS
 (Cost $32,585,080)                                                32,585,080
                                                                 ------------
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.7%
-----------------------------------------------------------------------------
United States--3.7%
IBT Repurchase Agreement
  dated 06/30/2003 due
  07/01/2003, with a
  maturity value of
  $11,622,320 and an
  effective yield of 0.75%
  collateralized by U.S.
  Government Obligations
  with rates ranging from
  4.07% to 4.13%, maturity
  dates from 11/01/2022 to
  10/25/2026 and an
  aggregate market value
  of $12,203,612.                            11,622,078            11,622,078
                                                                 ------------
TOTAL INVESTMENTS^--110.0%
 (Cost $345,919,925)
                                                                  348,584,620
Other assets less liabilities--(10.0%)                            (31,663,732)
                                                                 ------------
NET ASSETS--100.0%                                               $316,920,888
                                                                 ============

Notes to the Schedule of Investments:
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
*       Non-income producing security.
[star] Security has been pledged as collateral for forward foreign currency exchange contracts.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities generally may be resold only in transactions exempt from registration, normally to qualified buyers.
& Security valued at fair value as determined by policies approved by the board of directors.
+       Represents collateral received from securities lending transactions.
^       Fund has Securities on loan. See Note 6.

112             See accompanying notes to financial statements.

June 30, 2003 (Unaudited)

--------------------------------------------------
Vantagepoint International Fund
--------------------------------------------------
Percentage of Portfolio by Industry (unaudited):
Banking                                      11.4%
Beverages, Food & Tobacco                    10.2%
Telecommunications                            8.9%
Financial Services                            8.7%
Pharmaceuticals                               6.2%
Oil & Gas                                     6.1%
Insurance                                     5.4%
Electronics                                   5.3%
Retailers                                     4.2%
Bank & Certificate Deposits/Offshore
 Time Deposits                                3.8%
Floating Rate Instruments/Master Notes        3.7%
Media--Broadcasting & Publishing              3.6%
Automotive                                    3.1%
Chemicals                                     3.0%
Food Retailers                                2.7%
Institutional Money Market Funds              2.7%
Diversified                                   2.5%
Medical Equipment & Supplies                  2.1%
Communications                                1.7%
Commercial Services                           1.5%
Metals & Mining                               1.4%
Textiles, Clothing & Fabrics                  1.4%
Aerospace & Defense                           1.3%
Real Estate                                   1.3%
Cosmetics & Personal Care                     1.3%
Industrial--Diversified                       0.8%
Heavy Machinery                               0.8%
Advertising                                   0.7%
Telephone Systems                             0.6%
Transportation                                0.6%
Heavy Construction                            0.6%
Forest Products & Paper                       0.4%
Electric Utilities                            0.4%
Construction                                  0.3%
Computers & Information                       0.3%
Computer Software & Processing                0.2%
Electrical Equipment                          0.2%
Airlines                                      0.2%
Lodging                                       0.1%
Medical Supplies                              0.1%
Photographic Equipment & Supplies             0.1%
Household Products                            0.1%
Entertainment & Leisure                       0.0%
                                            -----
TOTAL INVESTMENTS                           110.0%
Other assets less liabilities               (10.0)%
                                            -----
TOTAL NET ASSETS                            100.0%
                                            =====

                See accompanying notes to financial statements.              113

Schedule of Investments
June 30, 2003 (Unaudited)
-----------------------------------------------------------------
Model Portfolio Savings
Oriented Fund                        Shares          Value
-----------------------------------------------------------------
MUTUAL FUNDS--99.8%
-----------------------------------------------------------------
Vantagepoint Equity
  Income Fund                       2,583,188     $  17,410,687
Vantagepoint Growth &
  Income Fund                       2,120,911        17,391,468
Vantagepoint Income
  Preservation Fund                 1,147,151       114,715,101
Vantagepoint International
  Fund                              1,188,931         8,619,750
Vantagepoint US
  Government Securities
  Fund                              1,615,874        17,548,389
                                                  -------------
                                                    175,685,395
                                                  -------------
TOTAL INVESTMENTS--99.8%
 (Cost $172,964,535)                                175,685,395
Other assets less liabilities--0.2%                     325,319
                                                  -------------
NET ASSETS--100.0%                                $ 176,010,714
                                                  =============

114            See accompanying notes to financial statements.

Schedule of Investments
June 30, 2003 (Unaudited)
----------------------------------------------------------------
Model Portfolio Conservative
Growth Fund                           Shares          Value
----------------------------------------------------------------
MUTUAL FUNDS--99.8%
----------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                2,121,901     $ 15,786,947
Vantagepoint Core Bond
  Index Fund Class I                2,971,090       31,493,554
Vantagepoint Equity
  Income Fund                       4,654,392       31,370,605
Vantagepoint Growth &
  Income Fund                       3,821,004       31,332,231
Vantagepoint Growth
  Fund                              4,499,602       31,362,225
Vantagepoint Income
  Preservation Fund                 1,584,301      158,430,063
Vantagepoint International
  Fund                              2,155,278       15,625,763
                                                  ------------
                                                   315,401,388
                                                  ------------
TOTAL INVESTMENTS--99.8%
 (Cost $316,641,106)                               315,401,388
Other assets less liabilities--0.2%                    497,225
                                                  ------------
NET ASSETS--100.0%                                $315,898,613
                                                  ============

                See accompanying notes to financial statements.              115

Schedule of Investments
June 30, 2003 (Unaudited)
----------------------------------------------------------------
Model Portfolio Traditional
Growth Fund                           Shares            Value
----------------------------------------------------------------
MUTUAL FUNDS--99.9%
----------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                 8,496,419     $ 63,213,358
Vantagepoint Core Bond
  Index Fund Class I                 5,947,952       63,048,293
Vantagepoint Equity
  Income Fund                        9,304,199       62,710,303
Vantagepoint Growth &
  Income Fund                       11,445,904       93,856,416
Vantagepoint Growth
  Fund                              13,480,074       93,956,114
Vantagepoint Income
  Preservation Fund                  1,908,955      190,895,516
Vantagepoint
  International Fund                 8,630,887       62,573,928
                                                   ------------
                                                    630,253,928
                                                   ------------
TOTAL INVESTMENTS--99.9%
 (Cost $659,169,257)                                630,253,928
Other assets less liabilities--0.1%                     644,048
                                                   ------------
NET ASSETS--100.0%                                 $630,897,976
                                                   ============

116             See accompanying notes to financial statements.

Schedule of Investments
June 30, 2003 (Unaudited)
---------------------------------------------------------------
Model Portfolio Long-Term
Growth Fund                           Shares           Value
---------------------------------------------------------------
MUTUAL FUNDS--99.9%
---------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                12,805,567     $ 95,273,416
Vantagepoint Core Bond
  Index Fund Class I                11,979,267      126,980,226
Vantagepoint Equity
  Income Fund                        9,382,364       63,237,132
Vantagepoint Growth &
  Income Fund                       15,380,078      126,116,637
Vantagepoint Growth
  Fund                              18,116,860      126,274,512
Vantagepoint
  International Fund                 8,697,640       63,057,892
Vantagepoint Overseas
  Equity Index Fund
  Class I                            4,530,996       31,490,419
                                                   ------------
                                                    632,430,234
                                                   ------------
TOTAL INVESTMENTS--99.9%
 (Cost $724,781,931)                                632,430,234
Other assets less liabilities--0.1%                     330,767
                                                   ------------
NET ASSETS--100.0%                                 $632,761,001
                                                   ============

                See accompanying notes to financial statements.              117

Schedule of Investments
June 30, 2003 (Unaudited)
----------------------------------------------------------------
Model Portfolio All-Equity
Growth Fund                            Shares            Value
----------------------------------------------------------------
MUTUAL FUNDS--100.0%
----------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                  2,126,663      $15,822,376
Vantagepoint Equity
  Income Fund                         1,751,439       11,804,702
Vantagepoint Growth &
  Income Fund                         1,915,141       15,704,159
Vantagepoint Growth
  Fund                                2,820,092       19,656,044
Vantagepoint
  International Fund                  2,170,216       15,734,066
                                                     -----------
                                                      78,721,347
                                                     -----------
TOTAL INVESTMENTS--100.0%
 (Cost $82,483,797)                                   78,721,347
Other assets less liabilities--(0.0%)                    (15,158)
                                                     -----------
NET ASSETS--100.0%                                   $78,706,189
                                                     ===========

118              See accompanying notes to financial statements.

                              Financial Statements
                                       of
                           Master Investment Portfolio

                           MASTER INVESTMENT PORTFOLIO

                       Statements of Assets & Liabilities
                            June 30, 2003 (Unaudited)

                                             Bond Index       Extended Index
                                          Master Portfolio   Master Portfolio
                                         ------------------ ------------------
ASSETS
Investments at cost:
 Unaffiliated issuers ..................    $763,362,029       $214,028,953
                                            ------------       ------------
 Non-controlled affiliated issuers .....    $         --       $         --
                                            ------------       ------------
Foreign currency, at cost ..............    $         --       $         --
                                            ------------       ------------
Investments in securities, at value
 (including securities on loan(1))
 (Note 1):
 Unaffiliated issuers ..................    $798,650,868       $178,762,449
 Non-controlled affiliated issuers .....              --                 --
Cash pledged for margin
 requirements (Note 1) .................              --                 --
Foreign currency, at value .............              --                 --
Receivables:
 Investment securities sold ............      16,629,500             97,333
 Dividends and interest ................       6,552,628            145,637
Unrealized gain on forward foreign
 currency exchange contracts ...........              --                 --
                                            ------------       ------------
  Total Assets .........................     821,832,996        179,005,419
                                            ------------       ------------
LIABILITIES
Payables:
 Investment securities purchased .......      68,779,662            128,768
 Due to broker--variation margin .......              --              6,400
 Collateral for securities loaned
  (Note 4) .............................      97,019,853         19,832,817
 Due to bank ...........................              --                437
 Advisory fees (Note 2) ................          94,993             19,309
 Administration fees (Note 2) ..........              --             18,088
Unrealized loss on forward foreign
 currency exchange contracts ...........              --                 --
                                            ------------       ------------
  Total Liabilities ....................     165,894,508         20,005,819
                                            ------------       ------------
NET ASSETS .............................    $655,938,488       $158,999,600
                                            ============       ============

                                          International Index     S&P 500 Index    U.S. Equity Index
                                            Master Portfolio    Master Portfolio   Master Portfolio
                                         --------------------- ------------------ ------------------
ASSETS
Investments at cost:
 Unaffiliated issuers ..................      $146,018,926       $3,082,175,264      $         --
                                              ------------       --------------      ------------
 Non-controlled affiliated issuers .....      $  1,030,497       $           --      $         --
                                              ------------       --------------      ------------
Foreign currency, at cost ..............      $    184,290       $           --      $         --
                                              ------------       --------------      ------------
Investments in securities, at value
 (including securities on loan(1))
 (Note 1):
 Unaffiliated issuers ..................      $123,788,194       $2,990,490,543      $444,565,447
 Non-controlled affiliated issuers .....         1,140,721                   --                --
Cash pledged for margin
 requirements (Note 1) .................         1,206,335                   --                --
Foreign currency, at value .............           182,585                   --                --
Receivables:
 Investment securities sold ............           102,322                   --                --
 Dividends and interest ................           485,269            3,505,157                --
Unrealized gain on forward foreign
 currency exchange contracts ...........            66,241                   --                --
                                              ------------       --------------      ------------
  Total Assets .........................       126,971,667        2,993,995,700       444,565,447
                                              ------------       --------------      ------------
LIABILITIES
Payables:
 Investment securities purchased .......           179,859                   --                --
 Due to broker--variation margin .......           988,179               22,260                --
 Collateral for securities loaned
  (Note 4) .............................        14,061,587          142,749,585                --
 Due to bank ...........................                --                   --                --
 Advisory fees (Note 2) ................            22,557              255,909             7,059
 Administration fees (Note 2) ..........            29,852                   --             7,059
Unrealized loss on forward foreign
 currency exchange contracts ...........             2,002                   --                --
                                              ------------       --------------      ------------
  Total Liabilities ....................        15,284,036          143,027,754            14,118
                                              ------------       --------------      ------------
NET ASSETS .............................      $111,687,631       $2,850,967,946      $444,551,329
                                              ============       ==============      ============

-------

(1) Securities on loan with market values of $95,171,354, $18,898,114, $13,357,771, $137,590,771 and $--, respectively. See Note 4.


   The accompanying notes are an integral part of these financial statements.

                           MASTER INVESTMENT PORTFOLIO

                            Statements of Operations
               For the Six Months Ended June 30, 2003 (Unaudited)

                                                 Bond Index       Extended Index
                                              Master Portfolio   Master Portfolio
                                             ------------------ ------------------
NET INVESTMENT INCOME
Dividends(1) ...............................     $        --       $    891,031
Interest ...................................      13,798,912             11,970
Securities lending income ..................          30,922             22,413
Expenses allocated from Master
 Portfolios (See Note 1) ...................              --                 --
                                                 -----------       ------------
Total investment income ....................      13,829,834            925,414
                                                 -----------       ------------
EXPENSES (Note 2)
Advisory fees ..............................         250,757             54,043
Administration fees ........................              --             13,511
                                                 -----------       ------------
Total expenses .............................         250,757             67,554
                                                 -----------       ------------
NET INVESTMENT INCOME ......................      13,579,077            857,860
                                                 -----------       ------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of
 investments ...............................       4,970,859         (4,091,830)
Net realized gain (loss) on futures
 contracts .................................              --             50,845
Net realized gain on foreign
 currency transactions .....................              --                 --
Net change in unrealized
 appreciation (depreciation) of
 investments ...............................       6,057,227         25,619,968
Net change in unrealized
 appreciation (depreciation) of
 futures contracts .........................              --             (3,295)
Net change in unrealized
 appreciation (depreciation) on
 translation of assets and
 liabilities in foreign currencies .........              --                 --
                                                 -----------       ------------
NET GAIN ON INVESTMENTS ....................      11,028,086         21,575,688
                                                 -----------       ------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .................     $24,607,163       $ 22,433,548
                                                 ===========       ============

                                              International Index     S&P 500 Index    U.S. Equity Index
                                                Master Portfolio    Master Portfolio   Master Portfolio
                                             --------------------- ------------------ ------------------
NET INVESTMENT INCOME
Dividends(1) ...............................     $   1,748,422       $  21,247,302      $   3,215,298(2)
Interest ...................................             5,449             748,126            120,231(2)
Securities lending income ..................            22,047              44,064                 --
Expenses allocated from Master
 Portfolios (See Note 1) ...................                --                  --           (116,157)(2)
                                                 -------------       -------------      -------------
Total investment income ....................         1,775,918          22,039,492          3,219,372
                                                 -------------       -------------      -------------
EXPENSES (Note 2)
Advisory fees ..............................            71,286             620,619             19,704
Administration fees ........................            47,524                  --             19,704
                                                 -------------       -------------      -------------
Total expenses .............................           118,810             620,619             39,408
                                                 -------------       -------------      -------------
NET INVESTMENT INCOME ......................         1,657,108          21,418,873          3,179,964
                                                 -------------       -------------      -------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of
 investments ...............................        (2,232,742)        (51,725,104)        (8,248,097)(2)
Net realized gain (loss) on futures
 contracts .................................           (23,218)          7,697,446                 --
Net realized gain on foreign
 currency transactions .....................           124,873                  --                 --
Net change in unrealized
 appreciation (depreciation) of
 investments ...............................        10,264,998         310,520,446         55,128,258(2)
Net change in unrealized
 appreciation (depreciation) of
 futures contracts .........................             6,318           1,004,340                 --
Net change in unrealized
 appreciation (depreciation) on
 translation of assets and
 liabilities in foreign currencies .........            10,013                  --                 --
                                                 -------------       -------------      -------------
NET GAIN ON INVESTMENTS ....................         8,150,242         267,497,128         46,880,161
                                                 -------------       -------------      -------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .................     $   9,807,350       $ 288,916,001      $  50,060,125
                                                 =============       =============      =============

-------

(1)  Net of foreign withholding tax of $--, $791, $287,968, $6,109 and $1,234, respectively.

(2)  Allocated from underlying Master Portfolios.


   The accompanying notes are an integral part of these financial statements.

                          MASTER INVESTMENT PORTFOLIO

                      Statements of Changes in Net Assets

                                        Bond Index Master Portfolio       Extended Index Master Portfolio
                                    ----------------------------------- -----------------------------------
                                      For the Six                         For the Six
                                      Months Ended        For the         Months Ended        For the
                                     June 30, 2003       Year Ended      June 30, 2003       Year Ended
                                      (Unaudited)    December 31, 2002    (Unaudited)    December 31, 2002
                                    --------------- ------------------- --------------- -------------------
INCREASE (DECREASE)
 IN NET ASSETS
Operations:
 Net investment income ............  $  13,579,077    $    30,232,332    $    857,860      $   1,621,846
 Net realized gain (loss) .........      4,970,859          9,762,741      (4,040,985)        (7,408,057)
 Net change in unrealized
  appreciation
  (depreciation) ..................      6,057,227         16,148,940      25,616,673        (24,550,999)
                                     -------------    ---------------    ------------      -------------
Net increase (decrease)
 in net assets resulting
 from operations ..................     24,607,163         56,144,013      22,433,548        (30,337,210)
                                     -------------    ---------------    ------------      -------------
Interestholder transactions:
 Contributions ....................     94,255,831        235,474,677      14,413,850         30,975,705
 Withdrawals ......................    (93,409,081)      (204,797,701)     (9,039,604)       (32,385,207)
                                     -------------    ---------------    ------------      -------------
Net increase (decrease)
 in net assets resulting
 from interestholder
 transactions .....................        846,750         30,676,976       5,374,246         (1,409,502)
                                     -------------    ---------------    ------------      -------------
Increase (decrease) in
 net assets .......................     25,453,913         86,820,989      27,807,794        (31,746,712)
NET ASSETS:
Beginning of period ...............    630,484,575        543,663,586     131,191,806        162,938,518
                                     -------------    ---------------    ------------      -------------
End of period .....................  $ 655,938,488    $   630,484,575    $158,999,600      $ 131,191,806
                                     =============    ===============    ============      =============

                                        International Index Master
                                                Portfolio
                                    ----------------------------------
                                      For the Six
                                      Months Ended        For the
                                     June 30, 2003      Year Ended
                                      (Unaudited)    December 31, 2002
                                    --------------- ------------------
INCREASE (DECREASE)
 IN NET ASSETS
Operations:
 Net investment income ............  $  1,657,108     $    1,759,925
 Net realized gain (loss) .........    (2,131,087)        (6,912,895)
 Net change in unrealized
  appreciation
  (depreciation) ..................    10,281,329        (10,611,535)
                                     ------------     --------------
Net increase (decrease)
 in net assets resulting
 from operations ..................     9,807,350        (15,764,505)
                                     ------------     --------------
Interestholder transactions:
 Contributions ....................    17,871,279         48,313,518
 Withdrawals ......................    (6,926,447)       (34,072,197)
                                     ------------     --------------
Net increase (decrease)
 in net assets resulting
 from interestholder
 transactions .....................    10,944,832         14,241,321
                                     ------------     --------------
Increase (decrease) in
 net assets .......................    20,752,182         (1,523,184)
NET ASSETS:
Beginning of period ...............    90,935,449         92,458,633
                                     ------------     --------------
End of period .....................  $111,687,631     $   90,935,449
                                     ============     ==============


   The accompanying notes are an integral part of these financial statements.

                          MASTER INVESTMENT PORTFOLIO

                                                   S&P 500 Index Master Portfolio     U.S. Equity Index Master Portfolio
                                                ------------------------------------- ----------------------------------
                                                   For the Six                          For the Six
                                                   Months Ended         For the         Months Ended        For the
                                                  June 30, 2003        Year Ended      June 30, 2003      Year Ended
                                                   (Unaudited)     December 31, 2002    (Unaudited)    December 31, 2002
                                                ----------------- ------------------- --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income ........................  $   21,418,873     $   40,577,166     $   3,179,964    $    6,268,921
 Net realized loss ............................     (44,027,658)      (255,819,289)       (8,248,097)      (42,334,208)
 Net change in unrealized appreciation
  (depreciation) ..............................     311,524,786       (457,092,164)       55,128,258       (69,941,398)
                                                 --------------     --------------     -------------    --------------
Net increase (decrease) in net assets resulting
 from operations ..............................     288,916,001       (672,334,287)       50,060,125      (106,006,685)
                                                 --------------     --------------     -------------    --------------
Interestholder transactions:
 Contributions ................................     680,765,775      1,124,925,648        30,983,068        51,638,612
 Withdrawals ..................................    (458,632,915)      (904,586,226)      (16,064,818)      (67,100,403)
                                                 --------------     --------------     -------------    --------------
Net increase (decrease) in net assets resulting
 from interestholder transactions .............     222,132,860        220,339,422        14,918,250       (15,461,791)
                                                 --------------     --------------     -------------    --------------
Increase (decrease) in net assets .............     511,048,861       (451,994,865)       64,978,375      (121,468,476)
NET ASSETS:
Beginning of period ...........................   2,339,919,085      2,791,913,950       379,572,954       501,041,430
                                                 --------------     --------------     -------------    --------------
End of period .................................  $2,850,967,946     $2,339,919,085     $ 444,551,329    $  379,572,954
                                                 ==============     ==============     =============    ==============


   The accompanying notes are an integral part of these financial statements.

                          MASTER INVESTMENT PORTFOLIO

                 NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   Significant Accounting Policies

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Bond Index, Extended Index, International Index, S&P 500 Index and U.S. Equity Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   Security Valuation

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     The U.S. Equity Index Master Portfolio seeks to achieve its investment objective by investing all of its assets in the Extended Index and S&P 500 Index Master Portfolios. The value of the U.S. Equity Index Master Portfolio's investment in the Extended Index and S&P 500 Index Master Portfolios reflects the U.S. Equity Index Master Portfolio's interest in the net assets of these Master Portfolios (59.32% and 12.29%, respectively, as of June 30, 2003).

   Security Transactions and Income Recognition

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

     The U.S. Equity Index Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Extended Index and S&P 500 Index Master Portfolios. The expenses allocated from Master Portfolios on the Statement

                          MASTER INVESTMENT PORTFOLIO
of Operations include Advisory and Administration fees of $108,028 and $8,129, respectively, allocated from the Extended Index and S&P 500 Index Master Portfolios. In addition, the U.S. Equity Index Master Portfolio accrues its own expenses.

   Foreign Currency Translation

     The accounting records of each Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

     Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

   Federal Income Taxes

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

   Futures Contracts

     The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

                          MASTER INVESTMENT PORTFOLIO

     At June 30, 2003, the open futures contracts outstanding were as follows:

                                                                                                  Net Unrealized
                               Number of         Futures        Expiration        Notional         Appreciation
Master Portfolio               Contracts          Index            Date        Contract Value     (Depreciation)
---------------------------   -----------   ----------------   ------------   ----------------   ---------------
Extended Index
 Master Portfolio .........         9       S&P MidCap 400       09/19/03       $  2,181,770      $    (21,465)
                                                                                                  ============
International Index
 Master Portfolio .........        10       Euro 50              09/19/03       $    294,607      $     (6,618)
                                    4       FTSE 100             07/19/03            279,013            (9,030)
                                   13       Nikkei 300           09/11/03            183,427             6,970
                                                                                                  ------------
                                                                                                  $     (8,678)
                                                                                                  ============
S&P 500 Index
 Master Portfolio .........       421       S&P 500              09/19/03       $103,833,680      $ (1,393,955)
                                                                                                  ============

     The Extended Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $100,000 and $9,450,000, respectively.

     The International Index Master Portfolio has pledged to a broker a cash balance in the amount of $1,206,335 for initial margin requirements.

   Repurchase Agreements

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Master Portfolios entered into any repurchase agreements at June 30, 2003. Repurchase agreements held by the Master Portfolios at June 30, 2003 represent collateral from securities on loan.

   Forward Currency Exchange Contracts

     A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

                          MASTER INVESTMENT PORTFOLIO

     As of June 30, 2003, the International Index Master Portfolio held the following forward foreign currency exchange contracts:

     Forward Foreign Currency Contracts

                                        Foreign                        Foreign                           Net
                                       Currency        Exchange        Currency       U.S. Dollar    Unrealized
Currency                            Purchased/Sold       Date       Cost/Proceeds        Value       Gain (Loss)
--------------------------------   ----------------   ----------   ---------------   -------------  ------------
Purchase Contracts
British Pound Sterling .........         270,900       08/08/03        $427,997         $445,885       $17,888
Euro ...........................         770,449       08/08/03         844,235          883,801        39,566
Japanese Yen ...................      19,206,744       08/08/03         160,220          160,164           (56)
                                                                                                       -------
                                                                                           Total       $57,398
                                                                                                       =======
Sale Contracts
British Pound Sterling .........         270,900       08/08/03        $450,036         $445,885       $ 4,151
Euro ...........................         770,449       08/08/03         884,233          883,801           432
Japanese Yen ...................      19,206,744       08/08/03         162,422          160,164         2,258
                                                                                                       -------
                                                                                           Total       $ 6,841
                                                                                                       =======

2.   Agreements and Other Transactions with Affiliates

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio and 0.08%, 0.08%, 0.05%, and 0.01% of the average daily net assets of the Bond Index, Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios, respectively, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned securities lending agent fees as follows:

                                                  Securities Lending
Master Portfolio                                      Agent Fees
----------------------------------------------   -------------------
Bond Index Master Portfolio ..................         $11,717
Extended Index Master Portfolio ..............          10,602
International Index Master Portfolio .........          29,649
S&P 500 Index Master Portfolio ...............          20,982

     SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolios. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

     MIP has entered into administrative services arrangements with BGI who has agreed to provide general administrative services to the Master Portfolios, such as managing and

                          MASTER INVESTMENT PORTFOLIO
coordinating third-party service relationships. BGI is entitled to receive a fee at an annual rate of 0.02% and 0.01% of the average daily net assets of the Extended Index and U.S. Equity Index Master Portfolios, respectively, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. BGI is not entitled to compensation for providing administration services to the S&P 500 Index and the Bond Index Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

     As a result of using an index approach to investing, the International Index Master Portfolio held shares of Barclays PLC, with a current market value of $907,113, as of June 30, 2003. Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

     Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

     The Master Portfolios may invest in the shares of Exchange Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. As of June 30, 2003, the International Index Master Portfolio held shares of the iShares MSCI EAFE Index Fund, an investment portfolio of iShares Trust. iShares Trust is an open-end management investment company managed by BGFA, the investment advisor for MIP.

     Transactions in shares of affiliated ETFs for the International Index Master Portfolio, including dividend income and net realized capital gains (losses) during the six months ended June 30, 2003 were as follows:

                                 Number of                              Number of
                                Shares Held                            Shares Held                  Net
                                 Beginning      Gross        Gross        End of     Dividend     Realized
Affiliated ETF                   of Period    Additions   Reductions      Period      Income        Loss
------------------------------ ------------- ----------- ------------ ------------- ---------- -------------
iShares MSCI EAFE Index Fund      12,469        7,439        9,376        10,532       $ --      $ (53,718)

     Pursuant to Rule 17a-7 of the 1940 Act, the S&P 500 Index Master Portfolio executed cross trades for the six months ended June 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first quarter of 2003 were in compliance with the requirements and restrictions set forth by Rule 17a-7, and has not yet reviewed those transactions executed during the second quarter of 2003.

                          MASTER INVESTMENT PORTFOLIO

     Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003 these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.   Investment Portfolio Transactions

     Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2003 were as follows:

                                            U.S. Government Obligations               Other Securities
                                        -----------------------------------   ---------------------------------
Master Portfolio                            Purchases            Sales           Purchases           Sales
-------------------------------------   ----------------   ----------------   ---------------   ---------------
Bond Index Master Portfolio .........     $ 214,374,697      $ 211,907,747      $ 34,138,702      $ 18,894,459
Extended Index Master
 Portfolio ..........................                --                 --        11,190,797         5,578,815
International Index Master
 Portfolio ..........................                --                 --        16,575,574         4,095,772
S&P 500 Index Master
 Portfolio ..........................                --                 --       330,630,186        85,664,742

     At June 30, 2003, the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                                 Net Unrealized
                                                             Unrealized        Unrealized         Appreciation
Master Portfolio                            Tax Cost        Appreciation      Depreciation       (Depreciation)
-------------------------------------   ----------------   --------------   ----------------   -----------------
Bond Index Master Portfolio .........     $ 766,545,318      $32,611,534      $   (505,984)      $ 32,105,550
Extended Index Master
 Portfolio ..........................       215,102,618       34,560,304       (70,900,473)       (36,340,169)
International Index Master
 Portfolio ..........................       151,856,651        1,207,108       (28,134,844)       (26,927,736)
S&P 500 Index Master
 Portfolio ..........................     3,225,296,197      189,022,448      (423,828,102)      (234,805,654)

4.   Portfolio Securities Loaned

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2003, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

                          MASTER INVESTMENT PORTFOLIO

5.   Financial Highlights

     Financial highlights for each of the Master Portfolios were as follows:

                                             Six Months
                                               Ended          Year Ended      Year Ended
                                           June 30, 2003     December 31,    December 31,
                                            (Unaudited)          2002            2001
                                          --------------- ----------------- --------------
Bond Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................             0.08%            0.08%           0.08%
 Ratio of net investment income
  to average net assets(4) .........             4.33%            5.27%           5.98%(7)
 Portfolio turnover rate ...........               37%             118%             53%
 Total return ......................             4.00%(5)        10.05%           8.94%
Extended Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................             0.10%            0.10%           0.10%
 Ratio of net investment income
  to average net assets(4) .........             1.27%            1.11%           1.08%
 Portfolio turnover rate ...........                4%              14%             17%
 Total return ......................            18.38%(5)       (18.01)%         (9.44)%
International Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................             0.25%            0.25%           0.25%
 Ratio of net investment income
  to average net assets(4) .........             3.49%            1.92%           1.50%
 Portfolio turnover rate ...........                4%              20%              7%
 Total return ......................            11.26%(5)      (16.36)%(9)      (21.35)%
S&P 500 Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................             0.05%            0.05%           0.05%
 Ratio of net investment income
  to average net assets(4) .........             1.73%            1.57%           1.31%
 Portfolio turnover rate ...........                4%              12%              9%
 Total return ......................            11.68%(5)       (22.05)%        (11.96)%
U.S. Equity Index Master Portfolio
 Ratio of expenses to average
  net assets(4 6) ..................             0.08%            0.08%           0.09%
 Ratio of net investment income
  to average net assets(4 6) .......             1.61%            1.45%           1.37%
 Portfolio turnover rate(8) ........                4%              12%             11%
 Total return ......................            14.27%(5)       (20.50)%        (11.51)%

                                            Year Ended       Period Ended      Year Ended     Year Ended
                                           December 31,      December 31,     February 28,   February 28,
                                               2000              1999             1999           1998
                                          -------------- ------------------- -------------- -------------
Bond Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................           0.08%            0.08%(1)           0.08%          0.08%
 Ratio of net investment income
  to average net assets(4) .........           6.73%            6.44%(1)           6.31%          6.73%
 Portfolio turnover rate ...........             52%              25%(1)             28%            59%
 Total return ......................          11.91%           (0.67)%(1 5)        6.39%         10.51%
Extended Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................           0.10%            0.10%(2)            N/A            N/A
 Ratio of net investment income
  to average net assets(4) .........           0.93%            1.26%(2)            N/A            N/A
 Portfolio turnover rate ...........             38%              17%(2)            N/A            N/A
 Total return ......................         (14.53)%          36.30%(2 5)          N/A            N/A
International Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................           0.25%            0.25%(3)            N/A            N/A
 Ratio of net investment income
  to average net assets(4) .........           1.47%            0.82%(3)            N/A            N/A
 Portfolio turnover rate ...........             45%              39%(3)            N/A            N/A
 Total return ......................         (14.85)%          20.50%(3 5)          N/A            N/A
S&P 500 Index Master Portfolio
 Ratio of expenses to average
  net assets(4) ....................           0.05%            0.05%(1)           0.05%          0.05%
 Ratio of net investment income
  to average net assets(4) .........           1.22%            1.44%(1)           1.61%          1.89%
 Portfolio turnover rate ...........             10%               7%(1)             11%             6%
 Total return ......................          (9.19)%          19.82%(1 5)        19.65%         34.77%
U.S. Equity Index Master Portfolio
 Ratio of expenses to average
  net assets(4 6) ..................           0.08%            0.08%(2)            N/A            N/A
 Ratio of net investment income
  to average net assets(4 6) .......           1.13%            1.39%(2)            N/A            N/A
 Portfolio turnover rate(8) ........             17%               9%(2)            N/A            N/A
 Total return ......................         (10.54)%          21.40%(2 5)          N/A            N/A

-----------
(1) For the ten months ended December 31, 1999. The Bond Index and S&P 500 Index Master Portfolios changed their fiscal year-end from February 28 to December 31.
(2)  Period from March 1, 1999 (commencement of operations) to December 31,
     1999.
(3)  Period from October 1, 1999 (commencement of operations) to December 31,
     1999.
(4)  Annualized for periods of less than one year.
(5)  Not annualized.
(6) Includes expenses allocated from the underlying Master Portfolios in which this Master Portfolio invests (see Note 1).
(7) Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 6.37% to 5.98%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.
(8) Calculated on a weighted average of the portfolio turnover rates of each of the underlying Master Portfolios in which this Master Portfolio invests (see Note 1).
(9) The voluntary reimbursement made by the investment advisor had no material impact on the total return for the year.

Schedule of Investments
June 30, 2003 (Unaudited)

-------------------------------------------------------------------
Bond Index
Master Portfolio
-------------------------------------------------------------------
Security                                     Principal        Value
-------------------------------------------------------------------
CORPORATE BONDS & NOTES--29.11%
-------------------------------------------------------------------
Aerospace/Defense--0.57%
Boeing Co. (The)
  6.13%, 02/15/33                           $  200,000   $  208,838
General Dynamics Corp.
  2.13%, 05/15/06                              200,000      202,690
Goodrich (B.F.) Co.
  6.45%, 12/15/07                              100,000      108,747
Lockheed Martin Corp.
  8.20%, 12/01/09                            1,000,000    1,264,616
Northrop Grumman Corp.
  7.75%, 02/15/31                              250,000      320,690
Raytheon Co.
  7.38%, 07/15/25                            1,000,000    1,107,964
United Technologies Corp.
  6.10%, 05/15/12                              150,000      172,933
  6.63%, 11/15/04                              150,000      160,120
  6.70%, 08/01/28                              150,000      176,821
                                                         ----------
                                                          3,723,419
                                                         ----------
Airlines--0.23%
American Airlines Inc.
  7.02%, 10/15/09                              157,000      149,879
Continental Airlines Inc.
  6.65%, 09/15/17                              871,481      840,588
Delta Air Lines Inc.
  7.57%, 11/18/10                              500,000      514,281
                                                         ----------
                                                          1,504,748
                                                         ----------
Auto Manufacturers--0.36%
DaimlerChrysler NA Holding Corp.
  7.20%, 09/01/09                              500,000      568,342
  8.50%, 01/18/31                              500,000      597,500
Ford Motor Company
  6.63%, 10/01/28                            1,125,000      936,115
General Motors Corp.
  6.25%, 05/01/05                               75,000       78,115
  7.20%, 01/15/11                              150,000      151,189
                                                         ----------
                                                          2,331,261
                                                         ----------
Banks--7.14%
Abbey National PLC
  7.95%, 10/26/29                              100,000      133,384
ABN Amro Bank NV
  7.13%, 06/18/07                              250,000      291,267
Anthem Inc.
  6.80%, 08/01/12                              250,000      291,864
Banco Santander Central Hispano Issuances
  7.63%, 09/14/10                              500,000      619,923
Bank of America Corp.
  6.25%, 04/01/08                            1,000,000    1,141,393
Bank of New York Co. Inc. (The)
  5.50%, 12/01/17                              250,000      276,936
Bank of Tokyo--Mitsubishi Ltd.
  8.40%, 04/15/10                              250,000      310,061
Bank One Corp.
  3.70%, 01/15/08                              500,000      519,899
  5.90%, 11/15/11                            1,000,000    1,130,108
BankBoston Corp.
  6.50%, 12/19/07                              500,000      572,026
Bankers Trust Corp.
  7.25%, 10/15/11                              250,000      295,674
Corp. Andina de Fomento
  6.88%, 03/15/12                              150,000      170,766
Credit Suisse First Boston
  5.75%, 04/15/07                              500,000      555,487
  6.38%, 12/16/35                            1,000,000    1,155,235
  6.50%, 01/15/12                              500,000      573,778
European Investment Bank
  4.00%, 03/15/05                              500,000      522,307
  4.00%, 08/30/05                              500,000      526,194
  4.63%, 03/01/07                            1,000,000    1,085,777
First Union Capital Corp.
  8.04%, 12/01/26                            1,000,000    1,161,489
First Union Corp.
  6.63%, 07/15/05                              500,000      547,736
First Union National Bank
  7.74%, 05/17/32                            1,493,196    1,703,006
Fleet Credit Card Master Trust II
  3.86%, 03/15/07                            6,870,000    7,078,989
GE Global Insurance Holdings
  7.50%, 06/15/10                              150,000      178,173
HSBC Holdings PLC
  5.25% 12/12/12                               250,000      266,629
HSBC USA Inc.
  7.00%, 11/01/06                              250,000      284,839
International Bank for Reconstruction &
  Development
  3.63%, 05/21/13                              150,000      151,133
  4.13%, 08/12/09                              500,000      539,791
  6.38%, 07/21/05                            1,000,000    1,099,048
  7.00%, 01/27/05                            1,500,000    1,632,438
John Deere Capital Corp.
  7.00%, 03/15/12                              500,000      593,599
KeyCorp
  6.75%, 03/15/06                            1,500,000    1,675,560
KFW International Finance Inc.
  2.50%, 10/17/05                              500,000      509,773
  4.25%, 04/18/05                              500,000      524,172
  4.75%, 01/24/07                              500,000      542,694
  8.00%, 02/15/10                              250,000      304,690
Korea Development Bank
  5.25%, 11/16/06                              500,000      535,282
Landwirtschaftliche Rentenbank
  3.25%, 06/19/08                              400,000      408,732
LB Commercial Conduit Mortgage Trust
  6.78%, 06/15/31                            6,000,000    7,023,043
Mellon Funding Corp.
  6.38%, 02/15/10                              500,000      584,673
National City Bank of Ohio
  3.30%, 05/15/08                              500,000      508,561
NationsBank Corp.
  7.75%, 08/15/15                            1,000,000    1,277,764
NiSource Finance Corp.
  7.88%, 11/15/10                              150,000      177,105
Oesterreichische Kontrollbank AG
  5.50%, 01/20/06                              500,000      546,901
PNC Funding Corp.
  5.75%, 08/01/06                              250,000      275,836
Popular North America Inc.
  4.25%, 04/01/08                              100,000      104,067
Royal Bank of Scotland Group PLC
  5.00%, 10/01/14                              250,000      262,323
Sanwa Bank Ltd.
  7.40%, 06/15/11                              250,000      280,317
SLM Corp.
  5.13%, 08/27/12                              250,000      265,647
Sprint Capital Corp.
  8.38%, 03/15/12                              500,000      598,658
SunTrust Banks Inc.
  5.05%, 07/01/07                              500,000      545,987

June 30, 2003 (Unaudited)
------------------------------------------------------------------------
Bond Index
Master Portfolio
------------------------------------------------------------------------
Security                                      Principal            Value
------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
------------------------------------------------------------------------
Swiss Bank Corp.
  7.38%, 06/15/17                           $   100,000      $   127,402
Tyco Capital Corp.
  7.63%, 08/16/05                             1,045,000        1,150,748
Union Bank of Switzerland
  7.25%, 07/15/06                               250,000          287,402
US Bank NA Minnesota
  6.38%, 08/01/11                             1,000,000        1,167,362
Wells Fargo & Company
  6.63%, 07/15/04                               500,000          526,805
Wells Fargo Bank NA
  7.55%, 06/21/10                             1,000,000        1,232,726
                                                             -----------
                                                              46,853,179
                                                             -----------
Beverages--0.51%
Anheuser-Busch Companies Inc.
  6.80%, 01/15/31                               500,000          606,312
Bottling Group LLC
  4.63%, 11/15/12                       1       100,000          104,520
Brown-Forman Corp.
  2.13%, 03/15/06                               250,000          250,930
Coca-Cola Enterprises Inc.
  5.25%, 05/15/07                               500,000          545,553
  6.13%, 08/15/11                               250,000          286,871
  8.50%, 02/01/22                               250,000          339,444
Diageo Capital PLC
  6.13%, 08/15/05                             1,000,000        1,092,776
PepsiAmericas Inc.
  3.88%, 09/12/07                               100,000          103,435
                                                             -----------
                                                               3,329,841
                                                             -----------
Building Materials--0.06%
Hanson Australia Funding Ltd.
  5.25%, 03/15/13                               100,000          102,436
Masco Corp.
  5.88%, 07/15/12                               250,000          277,632
                                                             -----------
                                                                 380,068
                                                             -----------
Chemicals--0.27%
Chevron Phillips Chemical Co.
  5.38%, 06/15/07                               500,000          539,327
Dow Chemical Co. (The)
  6.00%, 10/01/12                               250,000          271,970
  8.63%, 04/01/06                               500,000          573,865
Du Pont (E.I.) de Nemours
  6.75%, 10/15/04                               250,000          266,675
Praxair Inc.
  3.95%, 06/01/13                               150,000          148,058
                                                             -----------
                                                               1,799,895
                                                             -----------
Commercial Services--0.10%
Cendant Corp.
  6.25%, 03/15/10                               250,000          278,022
Hertz Corp.
  8.25%, 06/01/05                               250,000          263,913
PHH Corp.
  7.13%, 03/01/13                               100,000          113,488
                                                             -----------
                                                                 655,423
                                                             -----------
Computer Systems--0.02%
Computer Sciences Corp.
  7.38%, 06/15/11                               100,000          121,602
                                                             -----------
                                                                 121,602
                                                             -----------
Computers--0.33%
Hewlett-Packard Co.
  5.50%, 07/01/07                               500,000          552,675
International Business Machines Corp.
  4.75%, 11/29/12                               500,000          525,533
  4.88%, 10/01/06                             1,000,000        1,086,753
                                                             -----------
                                                               2,164,961
                                                             -----------
Cosmetics/Personal Care--0.19%
Procter & Gamble Co.
  6.88%, 09/15/09                             1,000,000        1,212,699
                                                             -----------
                                                               1,212,699
                                                             -----------
Distribution/Wholesale--0.04%
Costco Wholesale Corp.
  5.50%, 03/15/07                               250,000          276,006
                                                             -----------
                                                                 276,006
                                                             -----------
Diversified Financial Services--7.52%
American Express Co.
  3.75%, 11/20/07                               250,000          260,514
American Express Credit Corp.
  3.00%, 05/16/08                               250,000          251,723
American General Finance Corp.
  5.38%, 10/01/12                               250,000          269,752
  5.88%, 07/14/06                             1,000,000        1,103,423
American International Group Inc.
  4.25%, 05/15/13                       1       250,000          249,490
Ameriquest Mortgage Securities Inc.
  4.84%, 09/25/25                               200,000          207,412
AMVESCAP PLC
  5.38%, 02/27/13                               100,000          101,637
Associates Corp. NA
  6.88%, 11/15/08                               410,000          481,861
  6.95%, 11/01/18                               250,000          306,759
AXA Financial Inc.
  7.75%, 08/01/10                               250,000          304,540
Bear Stearns Companies Inc.
  5.70%, 11/15/14                               250,000          277,092
  6.63%, 10/01/04                             1,000,000        1,065,454
Boeing Capital Corp.
  5.65%, 05/15/06                             1,500,000        1,621,011
Burlington Resources Finance
  7.20%, 08/15/31                               250,000          305,469
Capital One Bank
  6.88%, 02/01/06                             1,000,000        1,073,037
Citigroup Inc.
  5.63%, 08/27/12                               250,000          275,435
  6.00%, 02/21/12                               500,000          568,783
  6.63%, 06/15/32                               250,000          288,887
  6.75%, 12/01/05                             1,000,000        1,114,949
  7.25%, 10/01/10                               500,000          605,808
Countrywide Home Loans Inc.
  3.50%, 12/19/05                               250,000          258,033
  5.63%, 05/15/07                               500,000          550,688
Ford Credit Auto Owner Trust
  3.62%, 01/15/06                               967,655          980,862
  4.36%, 09/15/36                             2,000,000        2,094,542
Ford Motor Credit Co.
  6.88%, 02/01/06                               850,000          901,510
  7.25%, 10/25/11                               500,000          514,036
  7.50%, 03/15/05                               850,000          903,268
  7.60%, 08/01/05                               300,000          322,106
  7.88%, 06/15/10                             1,000,000        1,071,608
FPL Group Capital Inc.
  7.38%, 06/01/09                               100,000          120,301

June 30, 2003 (Unaudited)

----------------------------------------------------------------------
Bond Index
Master Portfolio
----------------------------------------------------------------------
Security                            Principal                    Value
----------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
----------------------------------------------------------------------
General Electric Capital Corp.
  3.50%, 05/01/08                  $  250,000             $    255,991
  5.38%, 03/15/07                   1,100,000                1,210,562
  6.50%, 12/10/07                   1,000,000                1,151,094
  6.75%, 03/15/32                   1,000,000                1,169,565
General Motors Acceptance Corp.
  5.71%, 10/15/38                   1,000,000                1,117,702
  6.13%, 09/15/06                     500,000                  526,401
  6.75%, 01/15/06                   1,000,000                1,061,642
  6.88%, 09/15/11                     850,000                  852,836
  7.25%, 03/02/11                     500,000                  513,051
  7.72%, 12/15/09                   1,707,000                2,092,371
  8.00%, 11/01/31                     250,000                  245,291
Goldman Sachs Group Inc.
  5.70%, 09/01/12                     250,000                  274,657
  6.13%, 02/15/33                     250,000                  268,094
  6.60%, 01/15/12                     250,000                  290,495
  6.88%, 01/15/11                     250,000                  294,987
  7.63%, 08/17/05                     500,000                  563,447
Household Finance Corp.
  5.75%, 01/30/07                     250,000                  275,910
  6.40%, 06/17/08                     250,000                  285,379
  6.50%, 01/24/06                     250,000                  277,286
  6.50%, 11/15/08                     500,000                  574,914
  8.00%, 07/15/10                   1,000,000                1,240,530
JP Morgan Chase & Co.
  5.25%, 05/30/07                     500,000                  548,459
  6.75%, 02/01/11                   1,000,000                1,173,697
LB-UBS Commercial Mortgage Trust
  4.85%, 09/15/31                   1,500,000                1,584,332
Lehman Brothers Holdings Inc.
  6.63%, 01/18/12                     250,000                  293,094
Lehman Brothers Inc.
  7.63%, 06/01/06                   1,000,000                1,151,877
MBNA America Bank NA
  5.38%, 01/15/08                     500,000                  540,579
Merrill Lynch & Co. Inc.
  3.70%, 04/21/08                     100,000                  103,263
  6.00%, 02/17/09                   1,000,000                1,124,159
Morgan Stanley
  6.02%, 02/15/33                     518,167                  553,505
  7.25%, 04/01/32                     100,000                  122,597
  7.69%, 02/15/20                   1,000,000                1,152,691
  7.75%, 06/15/05                   1,000,000                1,114,214
  8.00%, 06/15/10                   1,000,000                1,246,485
National Rural Utilities
  3.88%, 02/15/08                     400,000                  416,675
  7.25%, 03/01/12                     350,000                  419,081
Pemex Project Funding Master Trust
  7.38%, 12/15/14                     500,000                  547,500
  8.63%, 02/01/22                     250,000                  285,625
Rio Tinto Finance USA Ltd.
  2.63%, 09/30/08                     100,000                   98,167
Saxon Asset Securities Trust
  5.53%, 07/25/31                     400,000                  412,800
Sears Roebuck Acceptance Corp.
  7.00%, 06/01/32                     500,000                  559,273
Textron Finance Corp.
  6.00%, 11/20/09                     200,000                  219,082
Toyota Motor Credit Corp.
  2.80%, 01/18/06                     100,000                  102,543
Unilever Capital Corp.
  6.88%, 11/01/05                   1,000,000                1,116,223
Verizon Global Funding Corp.
  7.75%, 12/01/30                     250,000                  316,619
Washington Mutual Inc.
  7.50%, 08/15/06                   1,000,000                1,157,219
                                                          ------------
                                                            49,351,954
                                                          ------------
Electric--1.72%
AEP Texas Central Co.
  6.65%, 02/15/33              1      250,000                  273,604
Alabama Power Co. Series Q
  5.50%, 10/15/17                     250,000                  273,623
Alabama Power Co. Series X
  3.13%, 05/01/08                     250,000                  252,847
American Electric Power Inc.
  6.13%, 05/15/06                     100,000                  109,615
Arizona Public Service Co.
  6.50%, 03/01/12                     250,000                  285,838
Cincinnati Gas & Electric Co.
  5.70%, 09/15/12                     250,000                  274,666
Columbus Southern Power Co.
  5.50%, 03/01/13              1      150,000                  161,270
Commonwealth Edison
  7.00%, 07/01/05                     500,000                  548,937
Consolidated Edison Inc.
  4.88%, 02/01/13                     200,000                  210,872
Constellation Energy Group
  7.60%, 04/01/32                     250,000                  300,510
Consumers Energy Co.
  6.00%, 03/15/05                     500,000                  530,988
Dominion Resources Inc.
  7.63%, 07/15/05                     500,000                  556,123
  8.13%, 06/15/10                     500,000                  619,598
DTE Energy Co.
  7.05%, 06/01/11                     500,000                  584,779
Entergy Gulf States Inc.
  3.60%, 06/01/08              1      100,000                   99,398
FirstEnergy Corp.
  5.50%, 11/15/06                     500,000                  535,995
  7.38%, 11/15/31                     250,000                  280,009
Florida Power & Light Co.
  4.85%, 02/01/13                     150,000                  158,543
  5.63%, 04/01/34                     150,000                  155,770
KN Energy Inc.
  7.25%, 03/01/28                     250,000                  289,454
MidAmerican Energy Co.
  6.75%, 12/30/31                     250,000                  295,927
Niagara Mohawk Power Corp.
  7.63%, 10/01/05                     529,268                  591,487
Northern States Power Co.
  8.00%, 08/28/12                     250,000                  316,529
Oncor Electric Delivery Co.
  6.38%, 05/01/12                     500,000                  570,772
Ontario Hydro Canada
  7.45%, 03/31/13                     500,000                  645,500
PECO Energy Co.
  3.50%, 05/01/08                     250,000                  257,083
Pepco Holdings Inc.
  6.45%, 08/15/12                     250,000                  282,890
Progress Energy Inc.
  7.10%, 03/01/11                     400,000                  465,323
  7.75%, 03/01/31                     100,000                  120,111
PSEG Energy Holdings Inc.
  8.50%, 06/15/11                     250,000                  268,750
Public Service Company of Colorado
  4.88%, 03/01/13              1      200,000                  207,888
Public Service Electric & Gas Co.
  5.13%, 09/01/12                     250,000                  266,927
South Carolina Electric & Gas Co.
  5.30%, 05/15/33                     150,000                  148,715

June 30, 2003 (Unaudited)

----------------------------------------------------------------------
Bond Index
Master Portfolio
----------------------------------------------------------------------
Security                           Principal                     Value
----------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
----------------------------------------------------------------------
Union Electric Co.
  5.25%, 09/01/12                  $ 100,000              $    108,624
Wisconsin Energy Corp.
  5.88%, 04/01/06                    100,000                   109,956
  6.50%, 04/01/11                    100,000                   114,495
                                                          ------------
                                                            11,273,416
                                                          ------------
Electronics--0.02%
Avnet Inc.
  9.75%, 02/15/08                    100,000                   113,000
                                                          ------------
                                                               113,000
                                                          ------------
Energy & Related--0.02%
MidAmerican Energy Holdings Co.
  3.50%, 05/15/08              1     150,000                   150,807
                                                          ------------
                                                               150,807
                                                          ------------
Environmental Control--0.05%
USA Waste Services Inc.
  7.00%, 07/15/28                    150,000                   171,008
Waste Management Inc.
  6.50%, 11/15/08                    150,000                   171,500
                                                          ------------
                                                               342,508
                                                          ------------
Food--1.18%
Albertson's Inc.
  7.45%, 08/01/29                    100,000                   112,948
  7.50%, 02/15/11                    250,000                   292,065
Archer-Daniels-Midland Co.
  8.38%, 04/15/17                    500,000                   679,887
ConAgra Foods Inc.
  6.00%, 09/15/06                    500,000                   553,977
  7.40%, 09/15/04                    500,000                   532,517
General Mills Inc.
  5.13%, 02/15/07                  1,000,000                 1,089,326
Heinz (H.J.) Co.
  6.63%, 07/15/11                    250,000                   294,705
Kellogg Co.
  6.60%, 04/01/11                  1,000,000                 1,172,729
Kraft Foods Inc.
  5.63%, 11/01/11                    500,000                   544,835
  6.50%, 11/01/31                    500,000                   552,076
McDonald's Corp.
  3.88%, 08/15/07                    250,000                   259,020
Safeway Inc.
  6.50%, 11/15/08                  1,000,000                 1,134,001
Sara Lee Corp.
  2.75%, 06/15/08                    250,000                   247,735
Tyson Foods Inc.
  8.25%, 10/01/11                    250,000                   296,005
                                                          ------------
                                                             7,761,826
                                                          ------------
Forest Products & Paper--0.26%
International Paper Co.
  6.75%, 09/01/11                    500,000                   578,312
MeadWestvaco Corp.
  6.85%, 04/01/12                    250,000                   288,590
Weyerhaeuser Co.
  6.00%, 08/01/06                    250,000                   274,238
  6.75%, 03/15/12                    250,000                   283,800
  7.38%, 03/15/32                    250,000                   287,380
                                                          ------------
                                                             1,712,320
                                                          ------------
Gas--0.11%
KeySpan Corp.
  7.63%, 11/15/10                    500,000                   613,553
Southern California Gas Co.
  4.80%, 10/01/12                    100,000                   105,099
                                                          ------------
                                                               718,652
                                                          ------------
Hand/Machine Tools--0.02%
Emerson Electric Co.
  5.00%, 12/15/14                    150,000                   160,675
                                                          ------------
                                                               160,675
                                                          ------------
Health Care--0.07%
Johnson & Johnson
  4.95%, 05/15/33                    200,000                   195,416
Tenet Healthcare Corp.
  5.00%, 07/01/07                    250,000                   233,750
                                                          ------------
                                                               429,166
                                                          ------------
Home Builders--0.03%
Centex Corp.
  4.75%, 01/15/08                    100,000                   105,584
Pulte Homes Inc.
  7.88%, 08/01/11                    100,000                   121,424
                                                          ------------
                                                               227,008
                                                          ------------
Household
Products/Wares--0.02%
Newell Rubbermaid Inc.
  4.63%, 12/15/09                    100,000                   105,961
                                                          ------------
                                                               105,961
                                                          ------------
Insurance--0.37%
Allstate Corp.
  7.20%, 12/01/09                  1,000,000                 1,211,632
Chubb Corp.
  3.95%, 04/01/08              1     100,000                   103,570
CNA Financial Corp.
  6.75%, 11/15/06                    100,000                   104,506
Hartford Life Inc.
  7.38%, 03/01/31                    250,000                   296,096
Lion Connecticut Holdings Inc.
  7.63%, 08/15/26                    100,000                   121,296
MetLife Inc.
  6.50%, 12/15/32                    100,000                   114,116
Prudential Financial Inc.
  3.75%, 05/01/08                    100,000                   102,980
Radian Group Inc.
  5.63%, 02/15/13              1     100,000                   104,982
SAFECO Corp.
  4.88%, 02/01/10                    150,000                   158,583
Travelers Property Casualty Corp.
  6.38%, 03/15/33                    100,000                   109,295
                                                          ------------
                                                             2,427,056
                                                          ------------
Machinery--Construction & Mining--0.19%
Caterpillar Inc.
  7.25%, 09/15/09                  1,000,000                 1,218,326
                                                          ------------
                                                             1,218,326
                                                          ------------
Manufacturing--0.19%
Cooper Industries Inc.
  5.50%, 11/01/09                    100,000                   111,108
General Electric Co.
  5.00%, 02/01/13                    400,000                   422,503
Norsk Hydro ASA
  6.36%, 01/15/09                    590,000                   679,396
                                                          ------------
                                                             1,213,007
                                                          ------------
Media--0.98%
AOL Time Warner Inc.
  6.88%, 05/01/12                    500,000                   570,808

June 30, 2003 (Unaudited)

----------------------------------------------------------------------
Bond Index
Master Portfolio
----------------------------------------------------------------------
Security                            Principal                    Value
----------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
----------------------------------------------------------------------
Clear Channel Communications Inc.
  4.25%, 05/15/09                  $  400,000             $    405,000
Comcast Cable Communications
  8.38%, 05/01/07                     500,000                  590,015
Liberty Media Corp.
  7.88%, 07/15/09                     500,000                  585,724
TCI Communications Inc.
  8.75%, 08/01/15                   1,000,000                1,296,420
Time Warner Entertainment Co.
  8.38%, 03/15/23                   1,000,000                1,260,376
Viacom Inc.
  5.63%, 08/15/12                     250,000                  277,741
  7.75%, 06/01/05                     250,000                  278,436
  7.88%, 07/30/30                     250,000                  326,653
Walt Disney Co. (The)
  6.38%, 03/01/12                     250,000                  284,966
  6.75%, 03/30/06                     500,000                  556,796
                                                          ------------
                                                             6,432,935
                                                          ------------
Mining--0.22%
Alcoa Inc.
  7.38%, 08/01/10                   1,000,000                1,211,559
BHP Finance (USA) Ltd.
  4.80%, 04/15/13                     250,000                  260,659
                                                          ------------
                                                             1,472,218
                                                          ------------
Multi-National--0.46%
Asian Development Bank
  6.75%, 06/11/07                   1,000,000                1,167,668
Inter-American Development Bank
  7.38%, 01/15/10                   1,000,000                1,263,031
  8.50%, 03/15/11                     450,000                  604,445
                                                          ------------
                                                             3,035,144
                                                          ------------
Office/Business Equipment--0.02%
Pitney Bowes Inc.
  5.95%, 02/01/05                     150,000                  159,345
                                                          ------------
                                                               159,345
                                                          ------------
Oil & Gas Producers--1.19%
Alberta Energy Co. Ltd.
  7.38%, 11/01/31                     250,000                  316,147
Amerada Hess Corp.
  7.30%, 08/15/31                     500,000                  577,908
Anadarko Petroleum Corp.
  7.15%, 05/15/28                     500,000                  594,201
Apache Finance Canada
  7.75%, 12/15/29                     250,000                  331,340
BP Capital Markets PLC
  2.35%, 06/15/06                     500,000                  505,505
  4.00%, 04/29/05                     250,000                  261,269
Conoco Funding Co.
  6.35%, 10/15/11                     500,000                  584,038
Devon Financing Corp. ULC
  6.88%, 09/30/11                   1,000,000                1,173,034
Enterprise Products
  6.88%, 03/01/33              1      100,000                  113,259
Lasmo (USA) Inc.
  6.75%, 12/15/07                     100,000                  116,759
Marathon Oil Corp.
  6.13%, 03/15/12                     500,000                  560,611
Occidental Petroleum Corp.
  7.20%, 04/01/28                     250,000                  305,114
Petroleos Mexicanos
  9.38%, 12/02/08                     500,000                  611,250
Phillips 66 Capital Trust II
  8.00%, 01/15/37                   1,000,000                1,177,728
Transocean Inc.
  6.75%, 04/15/05                     250,000                  270,002
Union Oil Co. of California
  5.05%, 10/01/12                     100,000                  104,558
Valero Energy Corp.
  4.75%, 06/15/13                     200,000                  195,530
                                                          ------------
                                                             7,798,253
                                                          ------------
Pharmaceuticals--0.40%
Abbott Laboratories
  5.13%, 07/01/04                     250,000                  259,568
American Home Products Corp.
  6.25%, 03/15/06                     500,000                  554,417
Bristol-Myers Squibb Co.
  5.75%, 10/01/11                     500,000                  556,447
Lilly (Eli) & Co.
  2.90%, 03/15/08                     150,000                  151,067
Merck & Co. Inc.
  4.38%, 02/15/13                     200,000                  207,037
Pharmacia Corp.
  6.50%, 12/01/18                     500,000                  622,402
Wyeth
  5.25%, 03/15/13                     250,000                  264,177
                                                          ------------
                                                             2,615,115
                                                          ------------
Pipelines--0.30%
Duke Energy Field Services Corp.
  7.50%, 08/16/05                     500,000                  546,753
  7.88%, 08/16/10                     500,000                  601,788
Kinder Morgan Energy
Partners LP
  5.35%, 08/15/07                     500,000                  544,965
TransCanada PipeLines Ltd.
  4.00%, 06/15/13                     250,000                  243,778
                                                          ------------
                                                             1,937,284
                                                          ------------
Publishing--0.18%
News America Holdings Inc.
  7.60%, 10/11/15                   1,000,000                1,210,104
                                                          ------------
                                                             1,210,104
                                                          ------------
Real Estate--0.13%
EOP Operating LP
  7.00%, 07/15/11                     500,000                  580,285
ERP Operating LP
  5.20%, 04/01/13                     250,000                  261,431
                                                          ------------
                                                               841,716
                                                          ------------
Real Estate Investment
Trusts--0.10%
Archstone-Smith Trust
  5.00%, 08/15/07                     100,000                  106,326
Boston Properties Inc.
  6.25%, 01/15/13                     250,000                  273,765
Simon Property Group Inc.
  6.35%, 08/28/12                     250,000                  277,006
                                                          ------------
                                                               657,097
                                                          ------------
Retail--0.52%
Fred Meyer Inc.
  7.45%, 03/01/08                   1,000,000                1,165,182
May Department Stores Co.
  7.90%, 10/15/07                     250,000                  297,562
Target Corp.
  7.00%, 07/15/31                     500,000                  598,409
Wal-Mart Stores Inc.
  7.55%, 02/15/30                   1,000,000                1,320,692
                                                          ------------
                                                             3,381,845
                                                          ------------

June 30, 2003 (Unaudited)

-------------------------------------------------------------------
Bond Index
Master Portfolio
-------------------------------------------------------------------
Security                         Principal                    Value
-------------------------------------------------------------------
CORPORATE BONDS & NOTES--(Continued)
-------------------------------------------------------------------
Telecommunication Equipment--0.08%
Motorola Inc.
  6.75%, 02/01/06               $  500,000             $    545,000
                                                       ------------
                                                            545,000
                                                       ------------
Telecommunications--0.71%
Alltel Corp.
  7.00%, 07/01/12                  250,000                  303,450
AT&T Wireless Services Inc.
  7.88%, 03/01/11                  750,000                  885,767
British Telecom PLC
  7.88%, 12/15/05                  500,000                  569,420
  8.38%, 12/15/10                  500,000                  632,340
Citizens Communications
  8.50%, 05/15/06                  500,000                  579,906
Cox Communications Inc.
  4.63%, 06/01/13                  250,000                  250,481
  7.50%, 08/15/04                  250,000                  265,337
Verizon Wireless Inc.
  5.38%, 12/15/06                  500,000                  549,172
Vodafone Group PLC
  7.75%, 02/15/10                  500,000                  615,216
                                                       ------------
                                                          4,651,089
                                                       ------------
Telephone--1.39%
AT&T Corp.
  7.00%, 11/15/06                  250,000                  278,052
  8.50%, 11/15/31                  500,000                  566,945
BellSouth Corp.
  6.00%, 10/15/11                  250,000                  285,700
  6.88%, 10/15/31                  500,000                  588,551
Deutsche Telekom International Finance AG
  8.50%, 06/15/10                1,000,000                1,228,379
France Telecom SA
  8.70%, 03/01/06                  200,000                  228,134
  9.25%, 03/01/11                  250,000                  314,641
  10.00%, 03/01/31                 250,000                  345,934
GTE Corp.
  7.51%, 04/01/09                  500,000                  599,507
Koninklijke KPN NV
  8.00%, 10/01/10                  500,000                  618,982
Pacific Bell
  7.13%, 03/15/26                  250,000                  299,682
SBC Communications Inc.
  5.75%, 05/02/06                  250,000                  276,104
  6.25%, 03/15/11                  250,000                  286,766
Sprint Capital Corp.
  6.13%, 11/15/08                1,000,000                1,085,327
Telefonica Europe BV
  8.25%, 09/15/30                  500,000                  654,227
Verizon New York Inc.
  7.38%, 04/01/32                  500,000                  620,399
Verizon Pennsylvania Inc.
  5.65%, 11/15/11                  500,000                  551,788
Verizon Virginia Inc.
  4.63%, 03/15/13                  250,000                  256,774
                                                       ------------
                                                          9,085,892
                                                       ------------
Tobacco--0.04%
Philip Morris
  7.00%, 07/15/05                  250,000                  265,158
                                                       ------------
                                                            265,158
                                                       ------------
Transportation--0.80%
Burlington Northern Santa Fe Corp.
  7.13%, 12/15/10                1,000,000                1,207,335
Canadian National Railway Co.
  6.45%, 07/15/06                  800,000                  894,982
CSX Corp.
  7.95%, 05/01/27                  580,000                  742,557
Norfolk Southern Corp.
  7.70%, 05/15/17                1,000,000                1,278,134
Union Pacific Corp.
  6.79%, 11/09/07                1,000,000                1,144,693
                                                       ------------
                                                          5,267,701
                                                       ------------
TOTAL CORPORATE BONDS & NOTES
 (Cost: $174,105,095)                                   190,914,680
                                                       ------------

-------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS & NOTES(4)--2.11%
-------------------------------------------------------------------
British Columbia (Province of)
  6.50%, 01/15/26                  250,000                  299,698
Canada (Government of)
  5.25%, 11/05/08                  250,000                  282,219
Chile (Republic of)
  5.50%, 01/15/13                  150,000                  158,700
Finland (Republic Of)
  6.95%, 02/15/26                  250,000                  318,489
Hydro-Quebec
  6.30%, 05/11/11                  500,000                  588,265
Israel (State of)
  4.63%, 06/15/13                  100,000                   97,391
Italy (Republic of)
  4.38%, 10/25/06                1,000,000                1,071,712
  6.00%, 02/22/11                1,000,000                1,166,933
  6.88%, 09/27/23                  250,000                  315,636
Korea (Republic of)
  8.88%, 04/15/08                  250,000                  311,775
Lombardy (Region of)
  5.80%, 10/25/32                  100,000                  110,853
Malaysia (Government of)
  7.50%, 07/15/11                  250,000                  304,200
Manitoba (Province of)
  4.25%, 11/20/06                1,000,000                1,068,775
Mexico Government International Bond
  9.88%, 01/15/07                  250,000                  307,875
New Brunswick (Province of)
  3.50%, 10/23/07                  150,000                  156,457
Nova Scotia (Province of)
  5.75%, 02/27/12                  500,000                  570,488
Ontario (Province of)
  3.28%, 03/28/08                  250,000                  256,141
  7.63%, 06/22/04                1,000,000                1,062,884
Quebec (Province of)
  5.75%, 02/15/09                1,000,000                1,135,329
  6.13%, 01/22/11                1,000,000                1,163,505
Saskatchewan (Province of)
  7.38%, 07/15/13                  230,000                  296,278
South Africa (Republic of)
  7.38%, 04/25/12                  250,000                  286,875
United Mexican States
  6.38%, 01/16/13                  500,000                  530,000
  8.13%, 12/30/19                1,000,000                1,140,000
  8.30%, 08/15/31                  250,000                  287,875
  8.50%, 02/01/06                  500,000                  579,750
                                                       ------------
TOTAL FOREIGN GOVERNMENT BONDS & NOTES
 (Cost: $12,756,242)                                     13,868,103
                                                       ------------

June 30, 2003 (Unaudited)

---------------------------------------------------------------------------
Bond Index
Master Portfolio
---------------------------------------------------------------------------
Security                              Principal                       Value
---------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS--66.26%
---------------------------------------------------------------------------
U.S. Government Securities--22.10%
U.S. Treasury Bonds
      5.25%,  02/15/29               $1,700,000                $  1,851,074
      5.38%,  02/15/31                1,500,000                   1,689,082
      6.00%,  02/15/26                1,800,000                   2,151,634
      6.13%,  11/15/27                2,600,000                   3,164,892
      6.25%,  05/15/30                  700,000                     871,445
      6.50%,  11/15/26                1,950,000                   2,473,834
      7.13%,  02/15/23                2,700,000                   3,618,105
      7.25%,  05/15/16                1,800,000                   2,393,860
      7.63%,  02/15/25                3,200,000                   4,549,875
      8.00%,  11/15/21                4,250,000                   6,157,022
      8.13%,  08/15/19                1,850,000                   2,675,635
      8.75%,  11/15/08                  500,000                     514,160
      8.75%,  05/15/17                1,600,000                   2,394,938
      8.75%,  05/15/20                1,800,000                   2,753,789
      9.13%,  05/15/18                1,500,000                   2,326,230
      9.25%,  02/15/16                  600,000                     918,680
      9.38%,  02/15/06                  800,000                     961,531
      9.88%,  11/15/15                  400,000                     635,656
     10.38%,  11/15/09                3,100,000                   3,482,779
     10.38%,  11/15/12                1,300,000                   1,731,691
     11.25%,  02/15/15                  650,000                   1,107,640
     11.75%,  11/15/14                  500,000                     755,820
     12.50%,  08/15/14                  400,000                     617,016
     12.75%,  11/15/10                  200,000                     251,984
     13.25%,  05/15/14                  850,000                   1,330,515
     13.88%,  05/15/11                  600,000                     803,602
U.S. Treasury Notes
      1.50%,  02/28/05                6,700,000                   6,732,193
      1.75%,  12/31/04                  750,000                     756,504
      1.88%,  09/30/04                3,000,000                   3,029,532
      2.13%,  08/31/04                4,750,000                   4,808,078
      2.88%,  06/30/04                2,000,000                   2,036,406
      3.00%,  11/15/07               10,270,000                  10,593,341
      3.50%,  11/15/06                2,300,000                   2,424,435
      3.88%,  02/15/13                5,860,000                   6,030,075
      4.00%,  11/15/12                4,250,000                   4,422,490
      4.38%,  05/15/07                2,000,000                   2,172,812
      4.38%,  08/15/12                  550,000                     589,725
      4.63%,  05/15/06                5,550,000                   6,016,328
      4.75%,  11/15/08                  900,000                     997,699
      4.88%,  02/15/12                2,500,000                   2,778,905
      5.50%,  05/15/09                  800,000                     921,438
      5.63%,  02/15/06                1,000,000                   1,105,664
      5.63%,  05/15/08                2,500,000                   2,866,015
      5.75%,  11/15/05                4,200,000                   4,622,461
      5.75%,  08/15/10                1,600,000                   1,872,813
      5.88%,  11/15/04                1,800,000                   1,915,664
      6.00%,  08/15/04                4,200,000                   4,431,328
      6.00%,  08/15/09                2,000,000                   2,359,140
      6.13%,  08/15/07                3,100,000                   3,585,950
      6.25%,  02/15/07                1,200,000                   1,380,000
      6.50%,  05/15/05                1,000,000                   1,096,719
      6.50%,  08/15/05                2,400,000                   2,659,313
      6.50%,  02/15/10                1,800,000                   2,183,695
      6.75%,  05/15/05                4,000,000                   4,405,156
      6.88%,  05/15/06                1,100,000                   1,260,575
      7.00%,  07/15/06                1,400,000                   1,618,093
      7.88%,  11/15/04                1,000,000                   1,091,367
                                                               ------------
                                                                144,946,403
                                                               ------------
Mortgage-Backed Securities--32.06%
Federal Home Loan Mortgage Corporation
     5.00%, 05/01/18                 $5,977,600                $  6,179,282
     5.50%, 01/01/17                  1,340,986                   1,391,048
     5.50%, 03/01/17                  6,184,905                   6,414,895
     5.50%, 04/01/17                  1,443,028                   1,496,688
     5.50%, 04/01/33                  2,996,841                   3,095,936
     5.50%, 07/01/33           2     10,000,000                  10,315,620
     6.00%, 11/01/16                    508,807                     529,168
     6.00%, 02/01/17                    569,113                     591,887
     6.00%, 04/01/17                    640,179                     665,741
     6.00%, 05/01/17                    514,774                     535,328
     6.00%, 06/01/17                    705,965                     734,154
     6.00%, 09/01/32                 11,097,801                  11,506,645
     6.00%, 11/01/32                  1,801,820                   1,868,199
     6.50%, 01/01/17                  2,532,194                   2,659,670
     6.50%, 06/01/31                  1,248,145                   1,298,839
     6.50%, 09/01/31                    413,473                     430,267
     6.50%, 11/01/31                    625,800                     651,217
     7.00%, 02/01/16                  1,521,924                   1,616,709
     7.00%, 12/01/31                  2,248,550                   2,357,349
     7.00%, 01/01/32                  2,934,354                   3,076,338
     7.00%, 04/01/32                  1,229,091                   1,288,841
     7.50%, 06/01/27                    848,718                     904,183
     7.50%, 01/01/28                  1,462,105                   1,557,656
     7.50%, 10/01/29                  1,299,246                   1,387,264
     8.00%, 12/01/24                  3,547,962                   3,850,787
Federal National Mortgage Association
     4.50%, 07/01/18           2      4,000,000                   4,080,000
     5.00%, 05/01/18                 11,951,165                  12,360,244
     5.00%, 07/01/18           2      3,000,000                   3,098,436
     5.00%, 07/01/33           2      2,000,000                   2,031,876
     5.50%, 06/01/33                  9,990,424                  10,343,601
     5.50%, 07/01/33           2     11,000,000                  11,367,818
     6.00%, 06/01/16                    431,570                     450,444
     6.00%, 07/01/16                    604,212                     630,637
     6.00%, 01/01/17                    629,514                     657,045
     6.00%, 07/01/17                  6,015,725                   6,278,927
     6.00%, 12/01/32                  9,752,684                  10,138,914
     6.00%, 01/01/33                 10,285,897                  10,693,243
     6.50%, 02/01/17                  1,781,635                   1,879,516
     6.50%, 01/01/29                 12,891,892                  13,462,218
     6.50%, 08/01/32                 13,570,629                  14,151,890
     6.50%, 09/01/32                  2,137,853                   2,229,422
     7.00%, 03/01/30                  2,724,907                   2,870,985
     7.00%, 08/01/31                  1,887,341                   1,987,555
     7.00%, 02/01/32                  2,465,682                   2,596,603
     7.50%, 06/01/30                    265,922                     282,534
     7.50%, 07/01/31                    306,665                     325,966
Government National Mortgage Association
     5.50%, 06/15/33                  4,000,000                   4,173,750
     6.00%, 02/15/33                  6,664,830                   6,989,741
     6.50%, 09/15/31                    362,375                     380,527
     6.50%, 03/15/32                    628,231                     659,661
     6.50%, 04/15/32                    504,262                     529,490
     6.50%, 05/15/32                  7,126,009                   7,482,521
     6.50%, 10/15/32                    810,839                     851,405
     7.00%, 09/15/31                  5,212,654                   5,507,998
     7.50%, 12/15/23                  5,065,709                   5,424,670
                                                               ------------
                                                                210,321,348
                                                               ------------
U.S. Government Agency Obligations--12.10%
Federal Home Loan Bank
     5.38%, 05/15/06                  3,000,000                   3,297,963
     5.95%, 07/28/08                  3,500,000                   4,046,556
     6.09%, 06/02/06                  1,500,000                   1,682,664
     6.75%, 08/15/07                    700,000                     819,964

June 30, 2003 (Unaudited)

-------------------------------------------------------------
Bond Index
Master Portfolio
-------------------------------------------------------------
Security                           Principal            Value
-------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS--(Continued)
-------------------------------------------------------------
Federal Home Loan Mortgage Corporation
     2.88%, 09/15/05              $6,460,000      $ 6,650,828
     3.50%, 09/15/07               6,400,000        6,690,694
     4.75%, 10/11/12               2,000,000        2,065,050
     5.50%, 07/15/06               1,600,000        1,770,619
     5.75%, 03/15/09                 500,000          574,306
     5.75%, 01/15/12               2,200,000        2,531,245
     6.25%, 07/15/32               1,720,000        2,023,795
     6.75%, 09/15/29                  70,000           86,731
     6.88%, 01/15/05               3,500,000        3,797,206
     6.88%, 09/15/10                 200,000          244,626
     7.00%, 07/15/05               1,000,000        1,111,321
Federal National Mortgage Association
     0.00%, 06/01/17               1,000,000          508,545
     3.00%, 06/15/04               3,000,000        3,051,852
     3.50%, 09/15/04               3,800,000        3,907,312
     3.88%, 03/15/05               6,000,000        6,263,748
     5.25%, 03/22/07               2,000,000        2,053,490
     5.25%, 01/15/09               1,000,000        1,122,821
     5.50%, 03/15/11               3,300,000        3,743,965
     5.88%, 02/02/06               1,700,000        1,876,151
     6.00%, 05/15/11               1,500,000        1,753,650
     6.25%, 02/01/11               1,000,000        1,153,224
     6.38%, 06/15/09                 394,000          466,615
     6.50%, 08/15/04               1,500,000        1,589,228
     6.63%, 10/15/07               1,000,000        1,172,241
     6.63%, 11/15/10               2,000,000        2,417,804
     7.00%, 07/15/05               3,500,000        3,889,130
     7.25%, 01/15/10                 800,000          992,245
Financing Corp.
     8.60%, 09/26/19               1,150,000        1,673,726
     9.65%, 11/02/18                 500,000          781,896
Tennessee Valley Authority
     6.25%, 12/15/17               1,600,000        1,912,094
     6.88%, 12/15/43               1,000,000        1,056,431
     7.13%, 05/01/30                 450,000          586,583
                                                  -----------
                                                   79,366,319
                                                  -----------
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS
 (Cost: $417,266,677)                             434,634,070
                                                  -----------

---------------------------------------------------------
Security                           Shares           Value
---------------------------------------------------------
SHORT TERM INSTRUMENTS--24.08%
---------------------------------------------------------
Barclays Global Investors
  Funds Institutional Money
  Market Fund, Institutional
  Shares                 3    114,368,860     114,368,860
Barclays Global Investors
  Funds Prime Money
  Market Fund, Institutional
  Shares                 3     16,478,851      16,478,851
BlackRock Temp Cash
  Money Market Fund      3        831,016         831,016
Short Term Investment Co.--
  Liquid Assets
  Money Market
  Portfolio              3      4,321,079       4,321,079
Short Term Investment Co.--
  Prime Money Market
  Portfolio, Institutional
  Shares                 3      1,830,983       1,830,983

---------------------------------------------------------
Security                        Principal           Value
---------------------------------------------------------
Abbey National Treasury Services PLC, Time Deposit
  1.38%, 07/01/03        3     $1,098,590    $  1,098,590
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04        3        915,354         915,354
  1.17%, 08/15/03        3      1,373,314       1,373,314
Canadian Imperial Bank of Commerce,
  Floating Rate Note
  1.07%, 10/30/03        3        732,393         732,393
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04        3        805,592         805,592
  1.31%, 05/24/04        3      1,830,800       1,830,800
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04        3      1,830,709       1,830,709
Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04        3        915,492         915,492
HBOS Treasury Services PLC, Floating Rate Note
  1.27%, 06/24/04        3      1,830,983       1,830,983
Holmes Financing PLC, Floating Rate Bond
  1.14%, 04/15/04        3        366,197         366,197
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04        3        915,446         915,446
  1.22%, 04/13/04        3        915,446         915,446
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04        3        915,309         915,309
  1.08%, 03/29/04        3        915,492         915,492
  1.29%, 05/04/04        3        915,446         915,446
Sigma Finance Inc., Floating Rate Note
  1.13%, 10/15/03        3      1,830,892       1,830,892
White Pine Finance LLC, Floating Rate Note
  1.07%, 04/20/04        3        915,492         915,492
  1.14%, 05/17/04        3      1,098,590       1,098,590
                                             ------------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $157,952,326)                         157,952,326
                                             ------------

---------------------------------------------------------
Security                        Principal           Value
---------------------------------------------------------
REPURCHASE AGREEMENTS--0.20%
---------------------------------------------------------
Bank of America NA
  Repurchase Agreement,
  dated 06/30/03, due
  07/01/03, with an
  effective yield of
  1.30%.                      3   915,492         915,492
Merrill Lynch Government
  Securities Inc. Repurchase
  Agreement, dated 06/30/03,
  due 07/01/03, with an
  effective yield of
  1.38%.                      3   366,197         366,197
                                             ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $1,281,689)                             1,281,689
                                             ------------
TOTAL INVESTMENTS IN SECURITIES--121.76%
 (Cost $763,362,029)                          798,650,868
Other Assets, Less Liabilities--(21.76%)     (142,712,380)
                                             ------------
NET ASSETS--100.00%                          $655,938,488
                                             ============

Notes to the Schedule of Investments:
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2 TBA.
3 All or a portion of this security represents investments of securities lending collateral.
4 Investments are denominated in U.S. dollars.

138   The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2003 (Unaudited)

-------------------------------------------------------------------
Extended Index
Master Portfolio
-------------------------------------------------------------------
Security                                  Shares              Value
-------------------------------------------------------------------
COMMON STOCKS--98.69%
-------------------------------------------------------------------
Advertising--0.59%
ADVO Inc.                      1           1,702        $    75,569
APAC Customer
  Services Inc.                1           3,944             10,057
Catalina Marketing
  Corp.                        1           4,263             75,242
Donnelley (R.H.) Corp.         1           2,230             81,328
Getty Images Inc.              1           3,963            163,672
Grey Global Group
  Inc.                                        55             42,488
Harte-Hanks Inc.                           5,803            110,257
Interep National Radio
  Sales Inc. Class A           1           3,040              8,482
Lamar Advertising Co.          1           5,672            199,711
MKTG Services Inc.             1             163                245
Modem Media Inc.               1           2,000              7,960
Obie Media Corp.               1           1,917              3,796
SITEL Corp.                    1           4,768              7,390
24/7 Real Media Inc.           1           2,732              2,213
ValueVision Media
  Inc. Class A                 1           2,142             29,195
West Corp.                     1           4,233            112,809
                                                        -----------
                                                            930,414
                                                        -----------
Aerospace/Defense--0.57%
AAR Corp.                                  2,040             14,402
Alliant Techsystems
  Inc.                         1           2,389            124,013
BE Aerospace Inc.              1           2,187              7,239
Curtiss-Wright Corp.                       1,056             66,739
DRS Technologies Inc.          1           1,200             33,504
Fairchild Corp. (The)
  Class A                      1           6,531             26,320
GenCorp Inc.                               2,957             26,288
HEICO Corp.                                1,209             14,750
HEICO Corp. Class A                        1,469             13,148
Integrated Defense
  Technologies Inc.            1             910             14,114
Kreisler
  Manufacturing
  Corp.                        1           2,500             12,000
L-3 Communications
  Holdings Inc.                1           6,315            274,639
Orbital Sciences Corp.         1           4,247             31,003
Sequa Corp. Class A            1             864             29,635
Teledyne
  Technologies Inc.            1           1,800             23,580
Titan Corp. (The)              1           4,376             45,029
United Defense
  Industries Inc.              1           1,873             48,586
Veridian Corp.                 1           2,824             98,529
                                                        -----------
                                                            903,518
                                                        -----------
Agriculture--0.21%
Bunge Ltd.                                 8,044            230,058
Delta & Pine Land Co.                      3,114             68,446
DIMON Inc.                                 4,000             28,640
Northland Cranberries
  Inc. Class A                 1             532                426
Scheid Vineyards Inc.
  Class A                      1           1,000              3,000
                                                        -----------
                                                            330,570
                                                        -----------
Airlines--0.43%
Airtran Holdings Inc.          1           3,693             38,666
Alaska Air Group Inc.          1           1,965             42,149
American West
  Holdings Corp.
  Class B                      1           2,024             13,763
AMR Corp.                      1           7,100             78,100
Atlantic Coast Airlines
  Holdings Inc.                1           2,718             36,666
Continental Airlines
  Inc. Class B                 1           4,790             71,706
ExpressJet Holdings
  Inc.                         1           4,357             65,791
JetBlue Airways Corp.          1           4,358            184,300
Midwest Express
  Holdings Inc.                1           1,830              4,795
Northwest Airlines
  Corp.                        1           6,335             71,522
SkyWest Inc.                               3,866             73,686
                                                        -----------
                                                            681,144
                                                        -----------
Apparel--0.33%
Cherokee Inc.                  1           1,989             39,820
Dickie Walker Marine
  Inc.                         1           1,800              3,366
Gymboree Corp.                 1           2,800             46,984
JLM Couture Inc.               1           2,100             10,920
K-Swiss Inc. Class A                         860             29,687
Oxford Industries Inc.                     1,514             62,861
Phillips-Van Heusen
  Corp.                                    2,403             32,753
Quiksilver Inc.                1           3,338             55,044
Stride Rite Corp.                          4,777             47,579
Timberland Co.
  Class A                      1           2,513            132,837
Unifi Inc.                     1           4,132             25,618
Warnaco Group
  Inc. (The)                   1           2,872             38,628
                                                        -----------
                                                            526,097
                                                        -----------
Auto Manufacturers--0.23%
Aftermarket
  Technology Corp.             1           1,845             19,391
American Axle &
  Manufacturing
  Holdings Inc.                1           3,100             74,090
CLARCOR Inc.                               1,991             76,753
Dura Automotive
  Systems Inc.                 1           1,122             11,007
Hastings
  Manufacturing Co.            1           1,700              9,605
Oshkosh Truck Corp.                        1,007             59,735
Smith (A.O.) Corp.                         1,742             49,037
Starcraft Corp.                1           1,683             34,720
Titan International Inc.                   2,171              2,692
Wabash National
  Corp.                        1           2,527             35,454
                                                        -----------
                                                            372,484
                                                        -----------
Auto Parts &
Equipment--0.43%
ArvinMeritor Inc.                          4,538             91,577
Bandag Inc.                                1,921             71,596
BorgWarner Inc.                            2,275            146,510
Collins & Aikman
  Corp.                        1           2,400              7,080
Edelbrock Corp.                            1,907             19,737
Lear Corp.                     1           4,050            186,381
Modine
  Manufacturing Co.                        1,524             29,520
Strattec Security
  Corp.                        1             247             13,140
Superior Industries
  International Inc.                       2,140             89,238


                                                                             139
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June 30, 2003 (Unaudited)

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Extended Index
Master Portfolio
--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Tenneco
  Automotive Inc.              1           6,600        $     23,760
Tower
  Automotive Inc.              1           3,068              11,229
                                                        ------------
                                                             689,768
                                                        ------------
Banks--9.53%
AMB Financial Corp.                        2,250              32,715
AMCORE Financial
  Inc.                                     2,295              53,428
American Pacific Bank
  Class B                      1           4,500              33,525
Anchor BanCorp
  Wisconsin Inc.                           2,823              67,441
Arch Capital
  Group Ltd.                   1           3,575             124,160
Associated Bancorp                         4,920             181,450
Astoria Financial
  Corp.                                    5,892             164,564
Banc Corp. (The)                           1,790              12,011
BancFirst Corp.                              642              33,294
BancorpSouth Inc.                          5,411             112,819
Bank Mutual Corp.                          1,500              48,750
Bank of Hawaii Corp.                       4,988             165,352
Banknorth Group Inc.                      10,413             265,740
Bay View Capital
  Corp.                        1           3,641              21,045
Blue River Bancshares
  Inc.                         1           2,893              13,597
BOK Financial Corp.            1           4,283             165,195
Boston Private
  Financial Holdings
  Inc.                                     1,600              33,728
BostonFed Bancorp
  Inc.                                     1,892              50,914
Brookline Bancorp
  Inc.                                     7,531             105,434
Bryn Mawr Bank
  Corp.                                    1,058              39,220
Capital Bank Corp.                         2,500              37,300
Capital City Bank
  Group Inc.                               1,782              64,508
Capital Crossing Bank          1           2,481              59,742
Cathay Bancorp Inc.                        1,802              80,333
CFS Bancorp Inc.                           3,746              52,819
Chemical Financial
  Corp.                                    2,958              88,148
Chester Bancorp Inc.                       1,100              23,100
Chester Valley
  Bancorp                                  1,356              25,913
Chittenden Corp.                           2,577              70,481
Citizens Banking Corp.                     2,645              70,807
Citizens First Financial
  Corp.                                    1,522              36,528
City National Corp.                        4,398             195,975
CoBiz Inc.                                 1,419              19,213
Colonial BancGroup
  Inc. (The)                               8,391             116,383
Commerce Bancorp
  Inc.                                     4,204             155,968
Commerce
  Bancshares Inc.                          4,756             185,246
Commercial Federal
  Corp.                                    3,700              78,440
Community First
  Bankshares Inc.                          2,411              65,820
Community Trust
  Bancorp Inc.                             1,100              28,754
Compass
  Bancshares Inc.                          8,353             291,770
Connecticut
  Bankshares Inc.                          1,088              42,704
Corus Bankshares Inc.                      1,651              79,958
Cullen/Frost Bankers Inc.                  3,945             126,634
CVB Financial Corp.                        4,322              84,365
Dime Community
  Bancshares                               1,833              46,650
Downey Financial
  Corp.                                    1,706              70,458
East West Bancorp
  Inc.                                     2,200              79,508
Farmers Capital Bank
  Corp.                                    1,246              39,822
Fidelity Bankshares
  Inc.                                     3,019              67,324
Fidelity Southern
  Corp.                                    2,763              31,885
Financial Institutions
  Inc.                                     1,499              35,226
First Bancorp                              3,199              87,813
First Bancorp North
  Carolina                                   858              22,231
First Citizens
  BancShares Inc.
  Class A                                    909              91,664
First Commonwealth
  Financial Corp.                          3,111              40,319
First Community
  Bancorp                                    865              26,962
First Federal Financial
  of Kentucky                                607              19,831
First Financial
  Bancorp                                  3,790              60,640
First Kansas Financial
  Corp.                                    1,900              33,155
First Merchants Corp.                        849              20,639
First Midwest Bancorp
  Inc.                                     2,848              82,051
First Niagara Financial
  Group Inc.                               7,581             105,831
First Oak Brook
  Bancshares Class A                         713              23,522
First Republic Bank            1           1,165              30,989
First Sentinel Bancorp
  Inc.                                     4,730              75,538
1st Source Corp.                           2,146              39,830
First Virginia Banks
  Inc.                                     4,684             201,974
FIRSTFED AMERICA
  BANCORP INC.                             1,289              44,470
FirstFed Financial
  Corp.                        1           1,845              65,110
FirstMerit Corp.                           5,590             127,787
Flagstar Bancorp Inc.                      2,852              69,731
FMS Financial Corp.                        1,000              16,400
FNB Corp.--Florida
  Shares                                   2,664              80,613
Frontier Financial
  Corp.                                    2,004              56,934
Fulton Financial Corp.                     6,526             129,672
GA Financial Inc.                          1,963              49,369
GBC Bancorp                                1,033              39,667
Glacier Bancorp Inc.                       1,512              37,225
Greater Bay Bancorp                        3,163              64,588
GreenPoint Financial
  Corp.                                    6,526             332,434


140
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June 30, 2003 (Unaudited)

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Extended Index
Master Portfolio
--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Hancock Holding Co.                        1,752        $     82,449
Harbor Florida
  Bancshares Inc.                          4,183             100,225
Hibernia Corp.
  Class A                                 10,096             183,343
Home City Financial
  Corp.                                      800              11,280
Home Financial
  Bancorp                                  2,015              10,377
Horizon Financial
  Services Corp.                             900              11,700
Hudson City Bancorp
  Inc.                                    13,600             347,752
Hudson River Bancorp
  Inc.                                     1,500              41,880
Hudson United
  Bancorp                                  2,924              99,855
Independence
  Community Bank
  Corp.                                    4,216             118,976
Independent Bank
  Corp.
  (Massachusetts)                          1,748              39,487
Independent Bank
  Corp. (Michigan)                         3,430              88,117
IndyMac Bancorp Inc.                       4,338             110,272
Integra Bank Corp.                         1,697              29,205
International
  Bancshares Corp.                         3,044             108,236
Investors Financial
  Services Corp.                           4,200             121,842
Irwin Financial Corp.                      2,369              61,357
Local Financial Corp.          1           1,300              18,772
M&T Bank Corp.                             7,494             631,145
MAF Bancorp Inc.                           2,336              86,596
Main Street Banks Inc.                     1,000              25,300
Medallion Financial
  Corp.                                    1,916              13,431
Mercantile
  Bankshares Corp.                         4,724             186,031
Merchants
  Bancshares Inc.                          1,143              29,718
MidWestOne Financial
  Group Inc.                               1,062              17,045
National Commerce
  Financial Corp.                         13,426             297,923
National Penn
  Bancshares Inc.                          1,926              54,082
Net.B@nk Inc.                              5,701              75,025
New York Community
  Bancorp Inc.                             9,143             265,970
Northwest Bancorp
  Inc.                                     5,896              94,336
NSD Bancorp Inc.                           1,103              29,340
Ocwen Financial Corp.          1           6,716              30,491
Old National Bancorp                       4,977             114,471
Pacific Capital
  Bancorp                                  1,973              69,154
Pacific Premier
  Bancorp Inc.                 1           1,953              14,923
Park National Corp.                        1,026             117,220
Parkvale Financial
  Corp.                                    1,233              30,307
Patriot Bank Corp.                         4,540              81,675
Peoples Bancorp Inc.                       1,518              38,360
People's Bank                              4,591             133,093
Peoples Financial Corp.                      700              10,220
Popular Inc.                               8,057             310,920
Provident Bankshares
  Corp.                                    2,688              68,302
Provident Financial
  Group Inc.                               2,864              73,404
R&G Financial Corp.
  Class B                                  2,074              61,598
Republic Bancorp Inc.                      5,643              75,729
Republic Bancorp Inc.
  Class A                                  2,640              39,151
Republic Bancshares
  Inc.                                     1,754              43,868
Riggs National Corp.                       2,971              45,219
Roslyn Bancorp Inc.                        6,978             149,957
Royal Bancshares of
  Pennsylvania
  Class A                                  1,585              33,840
S&T Bancorp Inc.                           3,736             102,478
Santander BanCorp                          4,147              67,845
Silicon Valley
  Bancshares                   1           2,626              62,525
Simmons First
  National Corp.
  Class A                                  1,822              36,458
Sky Financial Group
  Inc.                                     5,391             117,093
Sobieski Bancorp Inc.                      1,600              20,800
SoundView
  Technology
  Group Inc.                   1             960               9,715
South Financial Group
  Inc. (The)                               4,373             102,022
SouthFirst Bancshares
  Inc.                                       800              11,040
Southwest Bancorp of
  Texas Inc.                   1           2,143              69,669
Sovereign Bancorp
  Inc.                                    17,225             269,571
Staten Island Bancorp
  Inc.                                     4,184              81,504
Sterling Bancorp
  (New York)                               1,716              47,859
Sterling Bancshares
  Inc.                                     3,142              41,097
Sterling Financial
  Corp.
  (Pennsylvania)                           1,995              46,384
Sterling Financial
  Corp. (Washington)           1           2,744              66,844
Suffolk Bancorp                            3,600             115,920
Susquehanna
  Bancshares Inc.                          3,704              86,488
TCF Financial Corp.                        4,841             192,865
Texas Regional
  Bancshares Inc.
  Class A                                  2,801              97,195
Tompkins Trustco Inc.                      1,000              44,650
Trust Co. of New
  Jersey (The)                             2,085              63,175
TrustCo Bank
  Corp. NY                                 5,945              65,871
Trustmark Corp.                            3,856              98,212
UCBH Holdings Inc.                         2,396              68,717
UMB Financial Corp.                        1,991              84,418
Umpqua Holdings
  Corp.                                    1,230              23,358
UnionBanCal Corp.                          9,695             401,082
United Bancshares
  Inc.                                     2,324              66,583


                                                                             141
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Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

--------------------------------------------------------------------
Extended Index
Master Portfolio
--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
United National
  Bancorp                                  1,684        $     46,462
United Tennessee
  Bankshares Inc.                          1,100              15,400
Unizan Financial Corp.                     3,187              55,996
Valley National
  Bancorp                                  6,889             181,525
W Holding Co. Inc.                         6,883             116,460
Warwick Community
  Bancorp                                  2,643              77,308
Washington Federal
  Inc.                                     4,056              93,815
Washington Trust
  Bancorp Inc.                             1,000              22,990
Waypoint Financial
  Corp.                                    6,900             124,476
Webster Financial
  Corp.                                    3,393             128,255
WesBanco Inc.                              3,399              82,596
Westamerica Bancorp                        2,503             107,829
Westcorp Inc.                              3,031              84,868
Westfield Financial
  Inc.                                       600              11,286
Whitney Holding
  Corp.                                    2,460              78,646
Wilmington Trust
  Corp.                                    5,038             147,865
Wintrust Financial
  Corp.                                    1,159              34,306
                                                        ------------
                                                          15,157,643
                                                        ------------
Beverages--0.28%
Chalone Wine Group
  Ltd.                         1           2,320              18,026
Coca-Cola Bottling Co.
  Consolidated                               874              47,720
Constellation Brands
  Inc.                         1           5,196             163,154
Farmer Brothers Co.                          186              63,108
PepsiAmericas Inc.                         9,213             115,715
Robert Mondavi Corp.
  (The) Class A                1             762              19,286
Sylvan Inc.                    1           1,885              20,000
                                                        ------------
                                                             447,009
                                                        ------------
Biotechnology--2.28%
ACLARA BioSciences
  Inc.                         1           2,840              12,013
Affymetrix Inc.                1           3,815              75,194
Alexion
  Pharmaceuticals Inc.         1           1,616              27,553
Applera Corp.--Celera
  Genomics Group               1           4,707              48,576
Arena
  Pharmaceuticals Inc.         1           1,900              12,616
Ariad Pharmaceuticals
  Inc.                         1           3,100              13,919
Avant
  Immunotherapeutics
  Inc.                         1           2,900               8,642
Axonyx Inc.                    1           5,154              12,473
Cambrex Corp.                              1,890              43,508
Cellegy
  Pharmaceuticals Inc.         1           3,100              15,593
Cephalon Inc.                  1           3,459             142,372
Charles River
  Laboratories
  International Inc.           1           2,800              90,104
Ciphergen Biosystems
  Inc.                         1           3,000              30,750
CryoLife Inc.                  1           1,750              18,112
CuraGen Corp.                  1           3,200              17,760
CYTOGEN Corp.                  1             450               3,748
Deltagen Inc.                  1           3,500                 455
Diversa Corp.                  1           2,387              23,464
Encysive
  Pharmaceuticals Inc.         1           4,257              20,434
EntreMed Inc.                  1           1,378               5,719
Exact Sciences Corp.           1           2,500              27,400
eXegenics Inc.                 1           4,756               2,473
Exelixis Inc.                  1           4,520              31,369
Gene Logic Inc.                1           1,900              11,343
Genencor
  International Inc.           1           4,500              74,115
Genentech Inc.                 1          14,430           1,040,692
Genome Therapeutics
  Corp.                        1           3,020               7,701
GTC Biotherapeutics
  Inc.                         1           7,976              27,358
Human Genome
  Sciences Inc.                1           8,712             110,817
ICOS Corp.                     1           4,116             151,263
IDEC Pharmaceuticals
  Corp.                        1          10,041             341,394
Illumina Inc.                  1           2,560               7,680
Immunomedics Inc.              1           3,393              21,410
Incyte Corp.                   1           4,282              19,868
Integra LifeSciences
  Holdings Corp.               1           2,000              52,760
Invitrogen Corp.               1           3,692             141,662
Kosan Biosciences Inc.         1           4,000              23,600
Large Scale Biology
  Corp.                        1           1,704               1,704
Maxim
  Pharmaceuticals Inc.         1           7,365              42,349
Maxygen Inc.                   1           2,462              27,008
Millennium
  Pharmaceuticals Inc.         1          18,695             294,072
Myriad Genetics Inc.           1           1,673              22,770
Nanogen Inc.                   1           7,100              20,874
Nektar Therapeutics            1           3,004              27,727
Neurobiological
  Technologies Inc.            1           7,803              27,232
Ortec International Inc.       1             326                 750
Protein Design Labs
  Inc.                         1           5,326              74,457
Regeneron
  Pharmaceuticals Inc.         1           3,143              49,502
Ribapharm Inc.                 1             897               5,786
Savient
  Pharmaceuticals Inc.         1           2,779              12,895
Sequenom Inc.                  1           3,687              10,029
Sirna Therapeutics Inc.        1           5,289              46,596
Targeted Genetics
  Corp.                        1           9,926              18,065
TECHNE Corp.                   1           2,489              75,516
Telik Inc.                     1           2,324              37,347
Third Wave
  Technologies Inc.            1           2,454              11,043
Transkaryotic
  Therapies Inc.               1           2,355              27,177
V.I. Technologies Inc.         1           3,152               7,722
XOMA Ltd.                      1          13,683              72,930
                                                        ------------
                                                           3,629,461
                                                        ------------


142
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Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

----------------------------------------------------------------------
Extended Index
Master Portfolio
----------------------------------------------------------------------
Security                                    Shares               Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Building Materials--0.66%
Advanced Lighting
  Technologies Inc.              1           1,945        $        175
Apogee Enterprises
  Inc.                                       2,500              22,550
Centex Construction
  Products Inc.                              1,509              60,496
Ceradyne Inc.                    1           2,800              52,444
Comfort Systems
  USA Inc.                       1           4,359              11,464
ElkCorp                                      1,370              30,825
Florida Rock
  Industries Inc.                            1,824              75,295
Genlyte Group Inc.
  (The)                          1           1,102              38,537
Homasote Co.                   1 2             900                  --
Integrated Electrical
  Services Inc.                  1           3,692              26,767
Lafarge North
  America Inc.                               4,599             142,109
Lennox International
  Inc.                                       3,521              45,315
LSI Industries Inc.                          1,734              19,247
Martin Marietta
  Materials Inc.                             3,483             117,064
NCI Building
  Systems Inc.                   1           1,307              21,827
Rayonier Inc.                                2,665              87,945
Rock of Ages Corp.                           2,774              17,865
Simpson
  Manufacturing
  Co. Inc.                       1           1,834              67,124
Texas Industries Inc.                        1,710              40,698
Trex Co. Inc.                    1           1,300              51,025
USG Corp.                        1           2,423              46,037
Waxman Industries
  Inc.                           1           1,900               7,600
York International
  Corp.                                      2,848              66,643
                                                          ------------
                                                             1,049,052
                                                          ------------
Chemicals--1.30%
Airgas Inc.                                  5,251              87,954
Albemarle Corp.                              2,602              72,778
Arch Chemicals Inc.                          2,100              40,110
Atlantis Plastics Inc.
  Class A                        1             600               4,230
Cabot Corp.                                  3,977             114,140
Cabot
  Microelectronics
  Corp.                          1           1,810              91,351
Crompton Corp.                               8,406              59,262
Cytec Industries Inc.            1           2,335              78,923
Detrex Corp.                     1           2,000               3,280
Ferro Corp.                                  2,485              55,987
Flamemaster Corp.
  (The)                                      1,600              10,768
Foamex International
  Inc.                           1           2,122               6,493
Fuller (H.B.) Co.                            2,050              45,141
General Chemical
  Group Inc. (The)               1           4,900               1,225
Georgia Gulf Corp.                           2,179              43,144
IMC Global Inc.                              7,815              52,439
JLM Industries Inc.              1           2,200               2,860
Landec Corp.                     1           1,973               7,201
Lubrizol Corp.                               3,866             119,807
Lyondell Chemical Co.                        8,958             121,202
MacDermid Inc.                               1,924              50,601
Millennium Chemicals Inc.                    3,774              35,891
Minerals Technologies Inc.                   1,419              69,049
Mississippi Chemical
  Corp.                          1           2,577                 155
Myers Industries Inc.                        3,121              29,650
NL Industries Inc.                           3,832              65,144
Olin Corp.                                   2,793              47,760
OM Group Inc.                                1,760              25,925
OMNOVA Solutions
  Inc.                           1           2,357               9,522
Penford Corp.                                1,571              17,548
PolyOne Corp.                                4,908              21,841
Rogers Corp.                     1           1,116              37,163
RPM International Inc.                       6,547              90,021
Schulman (A.) Inc.                           2,888              46,381
Solutia Inc.                                 6,927              15,101
Spartech Corp.                               2,902              61,551
Stepan Co.                                     745              16,837
SurModics Inc.                   1           1,148              35,014
Symyx Technologies
  Inc.                           1           2,178              35,545
Terra Industries Inc.            1           5,000               5,350
U.S. Plastic Lumber
  Co.                            1           1,954                 352
Valhi Inc.                                  10,022              96,412
Valspar Corp. (The)                          3,200             135,104
Vertex
  Pharmaceuticals Inc.           1           4,698              68,591
Wellman Inc.                                 2,600              29,120
                                                          ------------
                                                             2,063,923
                                                          ------------
Coal--0.13%
CONSOL Energy Inc.                           6,125             139,282
Massey Energy Co.                            4,599              60,477
                                                          ------------
                                                               199,759
                                                          ------------
Commercial Services--5.08%
Ablest Inc.                      1           1,700               8,789
ABM Industries Inc.                          2,912              44,845
Actuant Corp. Class A            1             645              30,521
Administaff Inc.                 1           1,570              16,171
Advisory Board Co.
  (The)                          1           1,900              76,988
AHL Services Inc.                1           2,230               3,077
Albany Molecular
  Research Inc.                  1           2,100              31,710
AMN Healthcare
  Services Inc.                  1           3,900              49,530
Answerthink Inc.                 1           2,281               4,402
ARAMARK Corp.
  Class B                        1           5,831             130,731
Arbitron Inc.                    1           2,400              85,680
Armor Holdings Inc.              1           3,000              40,200
Atrix Laboratories Inc.          1           1,816              39,934
Bankrate Inc.                    1           5,171              62,673
Barrett Business
  Services Inc.                  1           5,200              16,588
BearingPoint Inc.                1          11,751             113,397
Blount International
  Inc.                           1           3,065              17,470
Blue Rhino Corp.                 1           1,881              22,553
Bowne & Co. Inc.                             2,846              37,083
Bright Horizons
  Family Solutions
  Inc.                           1           1,019              34,198
Brink's Co. (The)                            3,410              49,684


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June 30, 2003 (Unaudited)

--------------------------------------------------------------------
Extended Index
Master Portfolio
--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Career Education
  Corp.                        1           3,500        $    239,470
Caremark Rx Inc.               1          16,958             435,481
CDI Corp.                      1           2,262              58,722
Central Parking Corp.                      2,398              29,639
Charles River
  Associates Inc.              1           1,972              55,748
Clark Inc.                     1           1,605              19,180
Coinstar Inc.                  1           1,800              33,948
Corinthian Colleges
  Inc.                         1           2,800             135,996
Corporate Executive
  Board Co. (The)              1           2,774             112,430
CoStar Group Inc.              1           1,228              36,668
Cross Country
  Healthcare Inc.              1           1,700              22,423
DeVry Inc.                     1           4,854             113,050
DiamondCluster
  International Inc.
  Class A                      1           2,863              10,622
Dun & Bradstreet
  Corp.                        1           5,100             209,610
Edgewater
  Technology Inc.              1           3,066              14,717
Edison Schools Inc.            1           3,000               4,500
Education
  Management Corp.             1           2,288             121,676
Electro Rent Corp.             1           1,901              20,493
Exult Inc.                     1          10,700              91,699
First Consulting
  Group Inc.                   1           2,194              10,246
First Health Group
  Corp.                        1           5,842             161,239
FTI Consulting Inc.            1           2,250              56,182
Gartner Inc. Class B           1           5,300              39,750
Gevity HR Inc.                             1,928              22,789
Griffin Land &
  Nurseries Inc.               1           1,300              17,979
GSI Commerce Inc.              1           2,939              19,633
Harris Interactive Inc.        1           5,460              35,981
Healthcare Services
  Group Inc.                   1           2,214              31,284
Heidrick & Struggles
  International Inc.           1           1,500              18,930
Hewitt Associates Inc.
  Class A                      1             979              23,055
Interactive Data Corp.         1           7,842             132,530
InterActiveCorp                1          33,339           1,319,216
Iron Mountain Inc.             1           5,754             213,416
ITT Educational
  Services Inc.                1           3,416              99,918
j2 Global
  Communications
  Inc.                         1             672              30,899
Kelly Services Inc.
  Class A                                  1,746              40,944
Korn/Ferry
  International                1           2,745              22,234
Kroll Inc.                     1           3,624              98,065
Labor Ready Inc.               1           4,970              35,635
Landauer Inc.                                705              29,490
Learning Tree
  International Inc.           1           1,311              20,491
LendingTree Inc.               1           4,366             106,880
Mail-Well Inc.                 1           5,584              14,072
Management Network
  Group Inc. (The)             1           3,200               6,240
Manpower Inc.                              4,945             183,410
MAXIMUS Inc.                   1           2,104              58,134
McGrath Rentcorp                             916              24,494
Medical Staffing
  Network Holdings
  Inc.                         1           1,515              10,605
MedQuist Inc.                  1           2,616              52,948
Midas Inc.                     1           2,555              30,967
MPS Group Inc.                 1           5,602              38,542
MPW Industrial
  Services Group Inc.          1           1,095               2,190
National Research
  Corp.                        1           2,500              28,150
Navigant Consulting
  Co.                          1           4,627              54,830
Neff Corp.                     1           4,392               1,976
NetRatings Inc.                1           2,328              21,278
Neurogen Corp.                 1           1,733               7,902
New Horizons
  Worldwide Inc.               1           1,608               6,882
On Assignment Inc.             1           1,578               6,312
PDI Inc.                       1             878               8,920
PFSweb Inc.                    1           2,656               1,700
Pharmaceutical
  Product
  Development Inc.             1           3,321              95,412
Pharmacopeia Inc.              1           1,300              10,725
Plexus Corp.                   1           2,360              27,211
Precis Inc.                    1           6,784              31,206
Pre-Paid Legal
  Services Inc.                1           1,100              26,983
PRG-Schultz
  International Inc.           1           3,046              17,971
Princeton Review Inc.
  (The)                        1           1,637               9,658
ProsoftTraining                1           2,672               1,149
Quanta Services Inc.           1           6,656              47,258
Rainbow Rentals Inc.           1           1,065               6,017
RCM Technologies
  Inc.                         1           3,186              12,425
Rent-A-Center Inc.             1           2,217             168,071
Rent-Way Inc.                  1           1,445               6,719
Resources Connection
  Inc.                         1           1,300              31,018
Rollins Inc.                               4,749              89,519
Roper Industries Inc.                      2,199              81,803
Roto-Rooter Inc.                           1,162              44,319
Saba Software Inc.             1           3,152              14,342
SciQuest Inc.                  1           2,389               9,198
Security Associates
  International Inc.           1           3,200                  --
Service Corp.
  International                1          11,600              44,892
ServiceMaster Co.
  (The)                                   18,725             200,358
Sotheby's Holdings
  Inc. Class A                 1           3,645              27,119
SOURCECORP Inc.                1           1,406              30,370
Spherion Corp.                 1           3,724              25,882
SPS Technologies Inc.          1           1,178              31,853
Stewart Enterprises
  Inc. Class A                 1           5,516              23,719
Strayer Education Inc.                     1,102              87,554
Student Advantage
  Inc.                         1             360                  29
Sylvan Learning
  Systems Inc.                 1           2,757              62,970


144
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June 30, 2003 (Unaudited)

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Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
TeleTech Holdings Inc.         1           4,895        $     20,706
Trimeris Inc.                  1           1,297              59,247
Tyler Technologies
  Inc.                         1           3,772              16,031
United Rentals Inc.            1           4,435              61,602
Universal Security
  Instruments Inc.             1           2,100              22,575
URS Corp.                      1           1,885              36,682
Valassis
  Communications
  Inc.                         1           3,427              88,142
Viad Corp.                                 5,514             123,458
Volt Information
  Sciences Inc.                1           1,260              17,199
Wackenhut
  Corrections Corp.            1           1,638              22,457
Watson Wyatt & Co.
  Holdings                     1           3,200              74,176
Weight Watchers
  International Inc.           1           6,719             305,647
Westaff Inc.                   1           1,884               4,201
Wireless Facilities Inc.       1           2,879              34,260
World Fuel Services
  Corp.                                    4,155             102,171
                                                        ------------
                                                           8,082,938
                                                        ------------
Computer Systems--0.00%
MetaSolv Inc.                  1           2,760               5,410
                                                        ------------
                                                               5,410
                                                        ------------
Computers--4.95%
Accrue Software Inc.           1           2,100                  73
ACE*COMM Corp.                 1           4,000               4,000
Activision Inc.                1           5,883              76,008
Advanced Digital
  Information Corp.            1           3,140              31,369
Advent Software Inc.           1           2,194              37,101
Affiliated Computer
  Services Inc.
  Class A                      1           8,260             377,730
Agile Software Corp.           1           3,100              29,915
American Software
  Inc. Class A                 1           3,900              17,160
Anteon International
  Corp.                        1           3,200              89,312
Applix Inc.                    1           1,058               1,693
Art Technology Group
  Inc.                         1           4,400               7,040
Ask Jeeves Inc.                1           3,000              41,250
Aspen Technology
  Inc.                         1           2,506              12,029
Auspex Systems Inc.            1           2,748                  99
Avici Systems Inc.             1             734               4,477
BARRA Inc.                     1           1,431              51,087
BindView
  Development Corp.            1           4,020               8,120
BISYS Group Inc.
  (The)                        1           7,801             143,304
Black Box Corp.                            1,271              46,010
Blue Coat Systems
  Inc.                         1             584               3,504
Braun Consulting Inc.          1           3,200               5,440
Brio Software Inc.             1           2,347               5,426
Brocade
  Communications
  Systems Inc.                 1          14,800              87,172
BSQUARE Corp.                  1           1,800               1,476
CACI International Inc.
  Class A                      1           1,800              61,740
Calico Commerce Inc.           1           1,824                 821
Carreker Corp.                 1           1,313               6,014
Catalyst International
  Inc.                         1           2,159               1,727
CCC Information
  Services Group Inc.          1           3,164              45,878
Ceridian Corp.                 1           9,500             161,215
CIBER Inc.                     1           3,099              21,755
Ciprico Inc.                   1           3,316              20,228
Cogent
  Communications
  Group Inc.                   1           3,800               8,360
Cognizant Technology
  Solutions Corp.              1           4,005              97,562
Commerce One Inc.              1           1,244               2,923
Computer Network
  Technology Corp.             1           1,415              11,461
Concur Technologies
  Inc.                         1           4,166              41,952
Concurrent Computer
  Corp.                        1           3,566              10,413
Covansys Corp.                 1           2,955               9,072
Critical Path Inc.             1           4,989               4,939
Crossroads Systems
  Inc.                         1           2,600               4,391
CyberSource Corp.              1           2,300               6,302
Cysive Inc.                    1           2,500               8,025
Daleen Technologies
  Inc.                         1           1,700                 204
Data Translation Inc.          1           2,700                 810
Dataram Corp.                  1           2,350               7,172
Datatec Systems Inc.           1           3,783               4,086
Dendrite International
  Inc.                         1           2,959              38,112
Diebold Inc.                               4,777             206,605
Digex Inc.                     1           2,600               1,196
Digital River Inc.             1           3,738              72,143
Digitas Inc.                   1           4,161              20,639
DocuCorp
  International Inc.           1             898               5,954
Dot Hill Systems
  Corp.                        1           2,640              34,584
DSP Group Inc.                 1           1,792              38,582
DST Systems Inc.               1           7,976             303,088
E.piphany Inc.                 1           5,150              26,316
Echelon Corp.                  1           2,298              31,643
Eclipsys Corp.                 1           3,293              34,379
eGain
  Communications
  Corp.                        1           2,751               1,293
Electronics For
  Imaging Inc.                 1           5,078             103,033
Ener1 Inc.                     1           2,600                 650
Engage Inc.                    1          11,800                 189
Enterasys Networks
  Inc.                         1          11,776              35,681
Entrust Inc.                   1           4,400              12,936
Equinix Inc.                   1             139               1,091
Evolving Systems Inc.          1          17,431              56,999
Exabyte Corp.                  1           3,131                 282
Extended Systems
  Inc.                         1           1,500               5,850
Extreme Networks
  Inc.                         1           6,900              36,570
FactSet Research
  Systems Inc.                             2,354             103,694
Fair Isaac Corp.                           3,307             170,145


                                                                             145
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Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Extended Index
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Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Fidelity National
  Information
  Solutions Inc.               1           2,748        $     71,668
First Virtual
  Communications
  Inc.                         1             920               4,086
Forgent Networks Inc.          1           2,700               7,317
Foundry Networks
  Inc.                         1           7,300             105,120
Hall Kinion &
  Associates Inc.              1           1,325               3,630
Henry (Jack) &
  Associates Inc.                          6,112             108,732
Hypercom Corp.                 1           3,574              14,832
Hyperion Solutions
  Corp.                        1           2,443              82,476
IDX Systems Corp.              1           2,485              38,567
iGATE Corp.                    1           2,794               9,695
iManage Inc.                   1           2,500              12,500
InFocus Corp.                  1           2,918              13,773
Inforte Corp.                  1           3,794              29,897
infoUSA Inc.                   1           3,416              27,670
Integral Systems Inc.          1           1,262              25,089
InterCept Inc.                 1           1,200              10,032
Intergraph Corp.               1           3,688              79,292
Interliant Inc.                1           4,100                  25
Internap Network
  Services Corp.               1          10,300              10,506
Internet Security
  Systems Inc.                 1           3,224              46,716
Interwoven Inc.                1           6,200              13,764
Intraware Inc.                 1           2,300               2,875
Intrusion.com Inc.             1           2,128               1,596
Iomega Corp.                   1           2,444              25,906
ION Networks Inc.              1             800                  68
ITXC Corp.                     1           3,600               9,396
Juniper Networks Inc.          1          24,097             298,080
Jupiter Media Metrix
  Inc.                         2           7,751               1,705
Keynote Systems Inc.           1           2,800              29,344
Kronos Inc.                    1           1,282              65,138
Larscom Inc.                   1             698               3,545
Lexar Media Inc.               1           4,300              41,022
LookSmart Ltd.                 1           5,000              14,150
Manhattan Associates
  Inc.                         1           1,961              50,927
MAPICS Inc.                    1             102                 836
MapInfo Corp.                  1             922               6,574
Marimba Inc.                   1           2,100               6,111
Maxtor Corp.                   1          14,233             106,890
McDATA Corp.
  Class A                      1           6,934             101,722
Media 100 Inc.                 1           1,360               1,618
Mentor Graphics
  Corp.                        1           3,883              56,226
MICROS Systems Inc.            1           1,421              46,865
Micros-To-Mainframes
  Inc.                         1           1,000                 870
Mindspeed
  Technologies Inc.            1           5,240              14,149
Mitek Systems Inc.             1           3,300               4,191
Mobius Management
  Systems Inc.                 1           1,756              13,117
MTI Technology Corp.           1           3,350               3,313
MTS Systems Corp.                          4,285              63,161
National Instruments
  Corp.                        1           4,164             157,316
Neoware Systems Inc.           1           1,800              27,612
Net Perceptions Inc.           1           3,000               4,800
NetScout Systems
  Inc.                         1           2,500              13,425
Netsmart
  Technologies Inc.            1           4,200              23,142
Novadigm Inc.                  1           1,945               5,038
Nuance
  Communications
  Inc.                         1           2,329              12,577
NYFIX Inc.                     1           1,983              12,592
Odetics Inc. Class A           1           1,335                 906
On2 Technologies Inc.          1           2,100               2,625
OneSource
  Information
  Services Inc.                1           2,900              21,634
ONYX Software Corp.            1           2,900               2,813
Packeteer Inc.                 1           3,800              59,166
Palm Inc.                      1           3,161              51,429
PEC Solutions Inc.             1           2,400              38,640
Pegasus Solutions
  Inc.                         1           2,005              32,581
Performance
  Technologies Inc.            1           1,587              11,585
Perot Systems Corp.
  Class A                      1           6,811              77,373
Phoenix Technologies
  Ltd.                         1           1,569               8,865
Primus Knowledge
  Solutions Inc.               1           2,500               3,275
ProcureNet Inc.                2           1,791                  --
Progress Software
  Corp.                        1           1,928              39,967
Quantum Corp.                  1           9,760              39,528
Quest Software Inc.            1           5,800              69,020
Radiant Systems Inc.           1           2,038              13,736
RadiSys Corp.                  1           1,563              20,632
Radview Software
  Ltd.                         1           2,092                 774
Rainbow Technologies
  Inc.                         1           2,864              24,086
Red Hat Inc.                   1          10,000              75,700
Redback Networks
  Inc.                         1           9,200               8,280
Retek Inc.                     1           3,155              20,192
Riverstone Networks
  Inc.                         1           7,510               8,862
RSA Security Inc.              1           3,275              35,206
RWD Technologies
  Inc.                         1           2,923               6,021
Safeguard Scientifics
  Inc.                         1           7,939              21,435
SafeNet Inc.                   1             212               5,932
Sagent Technology
  Inc.                         1           2,400                 384
Sanchez Computer
  Associates Inc.              1           2,362              12,282
SanDisk Corp.                  1           4,219             170,237
ScanSoft Inc.                  1           3,583              19,456
ScanSource Inc.                1             680              18,190
Scientific Learning
  Corp.                        1           4,397              19,786
SCM Microsystems
  Inc.                         1           2,988              16,314
Seagate Technology                         7,848             138,517
Secure Computing
  Corp.                        1           2,230              19,468


146
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June 30, 2003 (Unaudited)

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Master Portfolio
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Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
SEEC Inc.                      1           2,300        $      3,174
SEI Investment Co.                         6,888             220,416
Silicon Storage
  Technology Inc.              1           5,987              25,086
SmartDisk Corp.                1           1,900                 114
SmartServ Online Inc.          1           3,200               1,632
Socket Communications
  Inc.                         1           2,600               4,056
Sonic Foundry Inc.             1           2,400               2,352
SonicWALL Inc.                 1           4,200              20,160
Speedus Corp.                  1           3,600               4,248
SportsLine.com Inc.            1           3,955               8,286
SRA International Inc.
  Class A                      1           1,184              37,888
SS&C Technologies
  Inc.                         1           3,939              62,827
Storage Technology
  Corp.                        1           8,066             207,619
StorageNetworks Inc.           1           2,316               3,219
Stratasys Inc.                 1           2,400              84,408
Stratos Lightwave Inc.         1             700               3,479
Sykes Enterprises Inc.         1           2,159              10,558
Synaptics Inc.                 1             600               8,076
Synopsys Inc.                  1           4,976             307,766
Syntel Inc.                    1           3,108              48,889
T/R Systems Inc.               1           3,632               3,232
Take-Two Interactive
  Software Inc.                1           2,620              74,251
Technology Solutions
  Co.                          1           3,925               3,925
Teknowledge Corp.              1             700               1,456
Tellium Inc.                   1           6,019               5,297
TenFold Corp.                  1           7,295              16,778
THQ Inc.                       1           3,886              69,948
3Com Corp.                     1          22,888             107,116
3D Systems Corp.               1           2,317              16,289
Tier Technologies Inc.
  Class B                      1           1,884              14,601
TransAct Technologies
  Inc.                         1           3,700              44,881
Tumbleweed
  Communications
  Corp.                        1           2,204               5,686
Turnstone Systems
  Inc.                         1           7,062              17,726
Ultimate Software
  Group Inc.                   1           2,485              12,452
USDATA Corp.                   1             660                 198
VeriSign Inc.                  1          15,231             210,645
Verity Inc.                    1           2,268              28,713
Versant Corp.                  1           3,800               2,314
Verso Technologies
  Inc.                         1           2,283               3,950
Vertel Corp.                   1           2,100                 191
Vialink Co. (The)              1           2,188                 298
WatchGuard
  Technologies Inc.            1           2,200              10,120
Wave Systems Corp.
  Class A                      1           3,069               2,701
Webb Interactive
  Services                     1           1,672               1,371
Western Digital Corp.          1          11,703             120,541
Xanser Corp.                   1           2,200               4,730
Xybernaut Corp.                1           5,065               2,938
Zamba Corp.                    1           2,800                 476
                                                        ------------
                                                           7,862,757
                                                        ------------
Cosmetics/Personal Care--0.16%
Estee Lauder
  Companies Inc.
  Class A                                  7,442             249,530
                                                        ------------
                                                             249,530
                                                        ------------
Distribution/Wholesale--0.81
Advanced Energy
  Industries Inc.              1           1,793              25,550
Advanced Marketing
  Services Inc.                            1,449              18,837
Bell Microproducts Inc.        1           2,292               9,787
Brightpoint Inc.               1             777               9,557
CDW Corp.                      1           5,244             240,175
CellStar Corp.                 1           2,739              10,764
Chindex International
  Inc.                         1           2,000              40,800
Fastenal Co.                               4,812             163,319
First Aviation Services
  Inc.                                     2,400               9,144
Handleman Co.                  1           3,314              53,024
Hughes Supply Inc.                         1,672              58,018
Ingram Micro Inc.
  Class A                      1          10,364             114,004
Keystone Automotive
  Industries Inc.              1           3,486              63,654
Margo Caribe Inc.              1           2,116              15,256
Nitches Inc.                               1,900              11,438
NuCo2 Inc.                     1           2,522              23,732
Owens & Minor Inc.                         2,557              57,149
SCP Pool Corp.                 1           2,165              74,476
Tech Data Corp.                1           4,959             132,455
TIMCO Aviation
  Services Inc.                1             215                  82
United Stationers Inc.         1           2,246              81,238
Watsco Inc.                                3,306              54,747
WESCO International
  Inc.                         1           3,100              18,600
                                                        ------------
                                                           1,285,806
                                                        ------------
Diversified Financial Services--2.85%
Advanta Corp. Class A                      2,893              28,467
Affiliated Managers
  Group Inc.                   1           1,284              78,260
Alleghany Corp.                1             486              92,826
Allied Capital Corp.                       7,819             180,619
American Capital
  Strategies Ltd.                          4,107             102,429
AmeriCredit Corp.              1           8,742              74,744
Ameritrade Holding
  Corp.                        1          25,030             185,472
Ampal-American
  Israel Corp. Class A         1           2,783               7,904
Avalon Capital Inc.            2             900              11,970
BlackRock Inc.                 1           1,300              58,552
Capitol Federal
  Financial                                4,700             132,117
Chicago Mercantile
  Exchange                                 1,974             137,450
CIT Group Inc.                            14,198             349,981
CompuCredit Corp.              1           2,500              30,375
Diamond Hill
  Investment Group             1           2,052               8,208
Digital Insight Corp.          1           2,589              49,320
Doral Financial Corp.                      4,663             208,203
DVI Inc.                       1           1,919               8,962
E*TRADE Group Inc.             1          22,308             189,618
Eaton Vance Corp.                          5,090             160,844
Edwards (A.G.) Inc.                        4,812             164,570


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Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
E-LOAN Inc.                    1           4,300        $     25,069
Empire Financial
  Holding Co.                  1           3,100               5,115
Equitex Inc.                   1           6,339               6,656
Factual Data Corp.             1           4,138              71,918
Financial Federal
  Corp.                        1           1,741              42,480
Forrester Research
  Inc.                         1           1,166              19,076
Gabelli Asset
  Management Inc.
  Class A                      1             800              28,880
Greg Manning
  Auctions Inc.                1           1,400               3,150
HPSC Inc.                      1           2,200              21,406
Instinet Group Inc.                        2,582              12,032
Investment
  Technology Group
  Inc.                         1           3,231              60,097
Jeffries Group Inc.                        1,440              71,698
Kent Financial
  Services Inc.                1           2,200               7,810
Kirlin Holding Corp.           1             500               2,550
Knight Trading Group
  Inc.                         1           7,490              46,588
LaBranche & Co. Inc.                       4,000              82,760
Legg Mason Inc.                            3,976             258,241
M.H. Meyerson & Co.
  Inc.                         1           3,900              10,214
Matrix Bancorp Inc.            1           1,947              19,937
MCG Capital Corp.                          4,000              58,000
MemberWorks Inc.               1           1,498              29,585
Metris Companies Inc.                      3,983              22,106
National Processing
  Inc.                         1           4,265              68,581
NCO Group Inc.                 1           2,060              36,895
Neuberger Berman
  Inc.                                     6,031             240,697
New Century Equity
  Holdings Corp.               1           3,028                 999
New Century
  Financial Corp.                          1,388              60,586
Nuveen Investments
  Inc. Class A                             6,706             182,671
Online Resources
  Corp.                        1           1,400               8,918
Phoenix Companies
  Inc.                                     6,993              63,147
Rampart Capital Corp.          1           2,300               6,946
Raymond James
  Financial Inc.                           2,566              84,806
Resource America Inc.
  Class A                                  2,574              26,641
S1 Corp.                       1           4,503              18,192
Sagemark Companies
  Ltd. (The)                   1           2,176               5,549
Saxon Capital Inc.             1             668              11,610
Siebert Financial
  Corp.                        1           2,939              14,110
StarTek Inc.                   1           1,989              52,311
Student Loan Corp.                         1,390             175,140
Sutter Holding Co.
  Inc.                         1           1,700              20,315
SWS Group Inc.                             1,601              32,260
Waddell & Reed
  Financial Inc.
  Class A                                  5,897             151,376
Westwood Holdings
  Group Inc.                               1,000              19,020
WFS Financial Inc.             1           2,425              81,262
                                                        ------------
                                                           4,528,291
                                                        ------------
Electric--2.20%
ALLETE Inc.                                4,782             126,962
Alliant Energy Corp.                       5,851             111,345
Avista Corp.                               3,199              45,266
Black Hills Corp.                          2,435              74,754
CH Energy Group Inc.                       1,356              61,020
Cleco Corp.                                3,212              55,632
DPL Inc.                                   8,404             133,960
DQE Inc.                                   3,346              50,424
El Paso Electric Co.           1           3,496              43,106
Empire District
  Electric Co. (The)                       1,961              42,652
Energy East Corp.                         11,385             236,353
Great Plains Energy
  Inc.                                     4,733             136,689
Green Mountain
  Power Corp.                              2,136              42,720
Hawaiian Electric
  Industries Inc.                          2,785             127,692
IDACORP Inc.                               1,982              52,027
MDU Resources
  Group Inc.                               4,977             166,680
MGE Energy Inc.                            3,119              97,874
Northeast Utilities                       10,402             174,129
NorthWestern Corp.                         2,128               4,256
NSTAR                                      4,230             192,677
OGE Energy Corp.                           5,413             115,676
Otter Tail Corp.                           1,960              52,881
Pepco Holdings Inc.                       10,206             195,547
Plug Power Inc.                1           3,254              15,196
PNM Resources Inc.                         2,469              66,046
Puget Energy Inc.                          6,183             147,588
Reliant Resources Inc.         1          17,149             105,123
SCANA Corp.                                6,893             236,292
Sierra Pacific
  Resources                    1           5,187              30,811
Texas Genco Holdings
  Inc.                                     1,154              26,830
UIL Holdings Corp.                         1,796              72,828
UniSource Energy
  Corp.                                    3,142              59,070
Westar Energy Inc.                         4,046              65,667
Wisconsin Energy
  Corp.                                    7,457             216,253
WPS Resources Corp.                        2,863             115,093
                                                        ------------
                                                           3,497,119
                                                        ------------
Electrical Components & Equipment--0.27%
Active Power Inc.              1           2,186               3,672
C&D Technologies Inc.                      1,414              20,305
Capstone Turbine
  Corp.                        1           4,900               5,341
Energizer Holdings
  Inc.                         1           6,061             190,315
GrafTech International
  Ltd.                         1           2,812              15,325
Hubbell Inc. Class B                       3,842             127,170
ISCO International Inc.        1           4,000                 960
Medis Technologies
  Ltd.                         1           1,067               7,608
Proton Energy
  Systems Inc.                             2,100               4,494
Superconductor
  Technologies Inc.            1           3,200               7,360


148
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June 30, 2003 (Unaudited)

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Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Wilson Greatbatch
  Technologies Inc.            1           1,300        $     46,930
                                                        ------------
                                                             429,480
                                                        ------------
Electronics--2.66%
Actel Corp.                    1           2,137              43,808
ADE Corp.                      1           1,586              13,608
Aeroflex Inc.                  1           3,466              26,827
Alpha Technologies
  Group Inc.                   1           2,496               4,368
Alpine Group Inc. (The)        1           1,396               1,110
American Building
  Control Inc.                 1             542                 623
American
  Superconductor
  Corp.                        1           1,366               8,182
American Technology
  Corp.                        1           4,745              30,131
AMETEK Inc.                                2,034              74,546
Amphenol Corp.
  Class A                      1           2,898             135,684
Analogic Corp.                               966              47,102
Andrea Electronics
  Corp.                        1           2,596                 805
Arrow Electronics Inc.         1           6,367              97,033
Artesyn Technologies
  Inc.                         1           2,290              12,847
Artisan Components
  Inc.                         1           1,153              26,069
AstroPower Inc.                1           2,400               7,896
ATMI Inc.                      1           3,118              77,856
Ault Inc.                      1           2,400               5,112
Avnet Inc.                     1           7,724              97,940
AVX Corp.                                 11,542             126,847
Barnes Group Inc.                          1,790              38,950
Bel Fuse Inc. Class A          1           1,091              22,365
Belden Inc.                                1,681              26,711
Benchmark
  Electronics Inc.             1           1,419              43,648
Blonder Tongue
  Laboratories Inc.            1           4,570              10,465
Brady Corp. Class A                        1,406              46,890
Cable Design
  Technologies Corp.           1           2,643              18,897
California Amplifier
  Inc.                         1           1,100               3,927
Caliper Technologies
  Corp.                        1           1,734               7,890
Catalyst
  Semiconductor Inc.           1           3,300              12,708
Checkpoint Systems
  Inc.                         1           2,497              35,333
Coherent Inc.                  1           2,160              51,689
Concord Camera
  Corp.                        1           6,302              44,681
CTS Corp.                                  1,216              12,707
Cubic Corp.                                3,384              75,192
Cymer Inc.                     1           2,692              84,960
Daktronics Inc.                1           3,600              58,860
Dionex Corp.                   1           2,700             107,325
DuPont Photomasks
  Inc.                         1           1,284              24,178
EDO Corp.                                  2,396              42,409
Electric Fuel Corp.            1           2,539               2,031
Electro Scientific
  Industries Inc.              1           1,275              19,329
Electro-Sensors Inc.                       4,000              12,440
Energy Conversion
  Devices Inc.                 1           1,563              14,223
ESS Technology Inc.            1           3,518              34,300
Evans & Sutherland
  Computer Corp.               1           3,765              21,385
Exar Corp.                     1           2,028              32,103
Excel Technology Inc.          1           1,006              22,967
Fairchild
  Semiconductor
  International Inc.
  Class A                      1           7,000              89,530
FEI Co.                        1           1,869              35,062
Fisher Scientific
  International Inc.           1           2,767              96,568
Frequency Electronics
  Inc.                                     1,643              14,951
FSI International Inc.         1           2,428               9,469
FuelCell Energy Inc.           1           2,800              22,932
General Cable Corp.                        2,647              14,294
Gentex Corp.                   1           4,560             139,582
Genus Inc.                     1           1,400               3,780
HEI Inc.                       1           2,100               6,321
Helix Technology
  Corp.                                    1,597              21,128
Hickok Inc. Class A            1           2,300               9,439
Hifn Inc.                      1           1,039               9,257
Hutchinson
  Technology Inc.              1           2,299              75,614
Innovex Inc.                   1           3,844              38,824
Interlink Electronics
  Inc.                         1           3,850              23,523
International
  Electronics Inc.             1           2,300               6,233
inTEST Corp.                   1           1,900               8,531
InVision Technologies
  Inc.                         1           1,539              38,244
JMAR Technologies
  Inc.                         1           2,400               3,000
JNI Corp.                      1           3,600              17,748
KEMET Corp.                    1           5,608              56,641
Lifeline Systems Inc.          1           1,214              34,478
Littelfuse Inc.                1           1,208              27,011
Lowrance Electronics
  Inc.                         1           2,700              23,058
Mattson Technology
  Inc.                         1           1,653               5,108
Maxwell Technologies
  Inc.                         1             613               3,531
Meade Instruments
  Corp.                        1           3,280              10,496
Mechanical
  Technology Inc.              1           1,914               5,933
Mercury Computer
  Systems Inc.                 1           1,744              31,671
Mesa Laboratories
  Inc.                         1           2,400              16,824
Methode Electronics
  Inc. Class A                             2,190              23,542
Micrel Inc.                    1           5,568              57,852
Micro Linear Corp.             1           2,880               8,381
Microsemi Corp.                1           2,034              32,544
MIPS Technologies
  Inc. Class A                 1           2,467               6,316
MKS Instruments Inc.           1           4,910              88,724
Molecular Devices
  Corp.                        1           1,818              28,924
Nu Horizons
  Electronics Corp.            1           2,415              14,490


                                                                             149
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June 30, 2003 (Unaudited)

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Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
O.I. Corp.                     1           3,200        $     16,768
Oak Technology Inc.            1           4,600              28,566
Oilgear Co. (The)              1           2,600               5,850
Optelecom Inc.                 1           4,057              42,396
OPTi Inc.                      1           2,083               3,541
Orbit International
  Corp.                        1           3,600              20,736
OSI Systems Inc.               1           1,734              27,848
OYO Geospace Corp.             1           1,100              15,125
PCD Inc.                       1           3,210                  19
Photon Dynamics Inc.           1           1,200              33,156
Photronics Inc.                1           2,147              37,465
Pioneer-Standard
  Electronics Inc.                         2,671              22,650
PLX Technology Inc.            1           2,100               8,274
Power Integrations
  Inc.                         1           1,812              44,068
QuickLogic Corp.               1           2,100               6,762
Ramtron International
  Corp.                        1           3,840               8,717
Rayovac Corp.                  1           2,929              37,931
Recoton Corp.                  1           1,631                   7
REMEC Inc.                     1           3,501              24,367
Reptron Electronics
  Inc.                         1           3,600               1,368
Research Frontiers
  Inc.                         1           1,504              21,056
Robotic Vision
  Systems Inc.                 1           2,513                 930
Rudolph Technologies
  Inc.                         1           1,317              21,019
SBS Technologies Inc.          1           1,930              18,974
Semtech Corp.                  1           4,436              63,169
Silicon Image Inc.             1           5,000              27,900
Siliconix Inc.                 1           1,812              65,413
Sipex Corp.                    1           2,060              10,094
Spectrum Control Inc.          1           2,390              13,432
Spire Corp.                    1           5,000              14,445
Taser International
  Inc.                         1           4,367              56,771
Tech/Ops Sevcon Inc.                       1,439               7,555
Technitrol Inc.                1           1,846              27,782
Therma-Wave Inc.               1           1,515               3,151
Three-Five Systems
  Inc.                         1           1,445               9,970
Trans-Lux Corp.                            1,400               8,680
Trimble Navigation
  Ltd.                         1           1,915              43,911
Triumph Group Inc.             1           1,015              28,593
Tvia Inc.                      1           2,220               2,287
Universal Display
  Corp.                        1           2,700              24,084
Universal Electronics
  Inc.                         1           1,278              16,205
Valence Technology
  Inc.                         1           8,715              26,058
Varian Inc.                    1           1,930              66,913
Vicor Corp.                    1           2,475              23,760
Vishay
  Intertechnology Inc.         1           9,564             126,245
Watts Industries Inc.
  Class A                                  2,401              42,858
Woodhead Industries
  Inc.                                     1,806              22,611
Woodward Governor
  Co.                                        816              35,088
X-Rite Inc.                                3,781              37,470
Zoran Corp.                    1           2,058              39,534
Zygo Corp.                     1             911               7,288
                                                        ------------
                                                           4,225,371
                                                        ------------
Energy & Related--0.01%
Millennium Cell Inc.           1           3,400               6,188
Syntroleum Corp.               1           2,492               6,629
                                                        ------------
                                                              12,817
                                                        ------------
Engineering &
Construction--0.15%
EMCOR Group Inc.               1             973              48,027
Granite Construction
  Inc.                                     2,378              45,562
Jacobs Engineering
  Group Inc.                   1           3,438             144,912
UNIFAB International
  Inc.                         1           3,300               1,155
                                                        ------------
                                                             239,656
                                                        ------------
Entertainment--1.03%
Alliance Gaming Corp.          1           3,300              62,403
AMC Entertainment Inc.         1           3,050              34,892
Ameristar Casinos Inc.         1           2,700              57,645
Argosy Gaming Co.              1           1,703              35,610
barnesandnoble.com
  Inc.                         1           2,900               6,757
Championship Auto
  Racing Teams Inc.            1           1,178               2,945
Churchill Downs Inc.                       1,277              48,922
Dover Downs Gaming
  & Entertainment Inc.                     2,303              21,303
Dover Motorsports
  Inc.                                     3,290              13,489
Expedia Inc.                   1           2,636             201,338
Gaylord
  Entertainment Co.            1           1,443              28,240
GTECH Holdings
  Corp.                        1           3,692             139,004
Hollywood
  Entertainment Corp.          1           3,393              58,360
Image Entertainment
  Inc.                         1             599               1,366
International
  Speedway Corp.
  Class A                                  3,538             139,786
Isle of Capri Casinos
  Inc.                         1           1,700              28,101
Macrovision Corp.              1           3,060              60,955
Metro-Goldwyn-
  Mayer Inc.                   1          15,040             186,797
NetFlix Inc.                   1           3,295              84,187
Penn National
  Gaming Inc.                  1           3,986              81,912
Pinnacle
  Entertainment Inc.           1           1,651              11,227
Regal Entertainment
  Group Class A                            3,965              93,495
Six Flags Inc.                 1           6,474              43,894
Speedway
  Motorsports Inc.                         2,731              73,191
Steinway Musical
  Instruments Inc.             1           1,325              20,405
Vail Resorts Inc.              1           2,910              39,198
World Wrestling
  Entertainment Inc.                       1,900              19,551
Wynn Resorts Ltd.              1           2,095              37,061
Zomax Inc.                     1           2,356               7,704
                                                        ------------
                                                           1,639,738
                                                        ------------


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Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Environmental Control--0.43%
Catalytica Energy
  Systems Inc.                 1           1,705        $      4,603
Crown Andersen Inc.            1           3,900               9,360
Duratek Inc.                   1           2,430              19,027
IMCO Recycling Inc.            1           5,713              37,934
Ionics Inc.                    1             920              20,580
Layne Christensen Co.          1           6,420              51,809
Mine Safety
  Appliances Co.                             963              42,006
MPM Technologies
  Inc.                         1           1,900                 684
Republic Services Inc.         1          11,167             253,156
Stericycle Inc.                1           2,800             107,744
Tetra Tech Inc.                1           2,746              47,039
U.S. Liquids Inc.              1           5,654               1,470
Waste Connections
  Inc.                         1           2,100              73,605
Waste Holdings Inc.            1           2,593              18,462
                                                        ------------
                                                             687,479
                                                        ------------
Food--2.55%
American Italian Pasta
  Co. Class A                  1           1,309              54,520
Andersons Inc.                             2,101              25,737
Applebee's
  International Inc.                       3,921             123,237
Arden Group Inc.
  Class A                      1             520              30,680
Bridgeford Food Corp.                      1,119               8,460
CEC Entertainment
  Inc.                         1           1,809              66,806
Cheesecake Factory
  (The)                        1           3,172             113,843
Chiquita Brands
  International Inc.           1           4,300              62,350
Corn Products
  International Inc.                       2,003              60,150
Dean Foods Co.                 1           8,115             255,622
Del Monte Foods Co.            1          12,913             114,151
Dreyer's Grand Ice
  Cream Holdings Inc.                      1,840             144,698
Flowers Foods Inc.                         2,691              53,174
Fresh Brands Inc.                          3,742              52,051
Fresh Del Monte
  Produce Inc.                             5,903             151,648
Gardenburger Inc.              1           3,019               1,208
Green Mountain
  Coffee Roasters Inc.         1           1,000              19,000
Hain Celestial Group
  Inc.                         1           2,289              36,601
Hormel Foods Corp.                         8,986             212,968
IHOP Corp.                                 1,282              40,473
Interstate Bakeries
  Corp.                                    2,520              32,004
Jack in the Box Inc.           1           2,052              45,760
Kraft Foods Inc.                          17,587             572,457
Lance Inc.                                 2,741              25,025
Landry's Restaurants
  Inc.                                     1,434              33,842
M&F Worldwide Corp.            1           1,561              11,239
P.F. Chang's China
  Bistro Inc.                  1           1,906              93,794
Panera Bread Co.
  Class A                      1           2,500             100,000
Papa John's
  International Inc.           1           1,521              42,664
Paradise Inc.                                400               8,000
Pathmark Stores Inc.           1           1,900              14,535
Performance Food
  Group Co.                    1           2,523              93,351
Ralcorp Holdings Inc.          1           2,028              50,619
Rare Hospitality
  International Inc.           1           1,967              64,282
Ruddick Corp.                              2,487              39,096
Schlotzsky's Inc.              1           4,337              11,016
Seaboard Corp.                               166              34,362
Sensient Technologies
  Corp.                                    2,590              59,544
Smithfield Foods Inc.          1           6,648             152,372
Smucker (J.M.) Co.
  (The)                                    2,974             118,633
Sonic Corp.                    1           2,739              69,653
SonomaWest
  Holdings Inc.                1           3,400              16,320
Tejon Ranch Co.                1           1,368              41,177
Tootsie Roll Industries
  Inc.                                     3,546             108,118
Tyson Foods Inc.
  Class A                                 22,989             244,143
United Heritage Corp.          1           6,360               3,562
United Natural Foods
  Inc.                         1           1,913              53,832
Weis Markets Inc.                          2,768              85,863
Whole Foods Market
  Inc.                         1           3,889             184,844
Wild Oats Markets Inc.         1           1,876              20,448
                                                        ------------
                                                           4,057,932
                                                        ------------
Forest Products & Paper--0.29%
American Woodmark
  Corp.                                      800              37,248
Bowater Inc.                               3,415             127,892
Buckeye Technologies
  Inc.                         1           2,502              17,014
Caraustar Industries
  Inc.                         1           3,220              25,792
Chesapeake Corp.                           1,159              25,324
Fibermark Inc.                 1           1,686               7,890
Glatfelter Co.                             3,481              51,345
Pope & Talbot Inc.                         1,397              15,437
Potlatch Corp.                             2,704              69,628
Rock-Tenn Co. Class A                      2,900              49,155
Wausau-Mosinee
  Paper Corp.                              3,433              38,450
                                                        ------------
                                                             465,175
                                                        ------------
Gas--0.29%
AGL Resources Inc.                         4,033             102,600
NUI Corp.                                  1,525              23,668
ONEOK Inc.                                 3,720              73,024
UGI Corp.                                  2,720              86,224
Vectren Corp.                              4,577             114,654
WGL Holdings Inc.                          2,487              66,403
                                                        ------------
                                                             466,573
                                                        ------------
Hand/Machine Tools--0.29%
Axsys Technologies
  Inc.                         1           1,179              11,366
Baldor Electric Co.                        1,856              38,234
Franklin Electric Co. Inc.                   902              50,196
Kennametal Inc.                            2,041              69,067
Powell Industries Inc.         1           2,091              30,612
Regal-Beloit Corp.                         1,935              36,958


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Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
SPX Corp.                      1           5,082        $    223,913
                                                        ------------
                                                             460,346
                                                        ------------
Health Care--5.15%
ABIOMED Inc.                   1           1,772               9,693
Accredo Health Inc.            1           2,911              63,460
Advanced
  Neuromodulation
  Systems Inc.                 1             748              38,724
Alaris Medical Inc.            1           2,329              30,161
Alliance Imaging Inc.          1           2,859              12,580
Alliance
  Pharmaceutical
  Corp.                        1             640                 166
American Healthways
  Inc.                         1             869              31,388
American Medical
  Systems Holdings
  Inc.                         1           3,000              50,610
AMERIGROUP Corp.               1           1,651              61,417
AmSurg Corp.                   1           1,289              39,314
Apogent Technologies
  Inc.                         1           6,318             126,360
Apria Healthcare
  Group Inc.                   1           3,516              87,478
Aradigm Corp.                  1           2,248               4,046
Arrow International
  Inc.                                     1,139              50,287
ArthroCare Corp.               1           1,560              26,146
AVAX Technologies
  Inc.                         1           2,900                 696
Avigen Inc.                    1           1,500               5,190
Beckman Coulter Inc.                       3,981             161,788
Bei Technologies Inc.                        900              10,800
BioMarin
  Pharmaceutical Inc.          1           4,800              46,848
Bio-Rad Laboratories
  Inc. Class A                 1           1,816             100,516
Bioreliance Corp.              1           2,049              43,439
Biosite Inc.                   1             977              46,994
BriteSmile Inc.                1           1,706              43,947
Bruker Daltonics Inc.          1           3,335              17,776
CardioDynamics
  International Corp.          1           2,800               9,548
CardioGenesis Corp.            1           2,404               1,779
Cerner Corp.                   1           3,045              69,883
Cerus Corp.                    1           1,347              10,143
ChromaVision Medical
  Systems Inc.                 1           3,736               5,903
Closure Medical Corp.          1           1,294              24,431
Cobalt Corp.                   1           2,971              61,054
Colorado Medtech
  Inc.                         1           1,974               9,278
Community Health
  Systems Inc.                 1           6,383             123,128
Computer Motion Inc.           1          17,951              69,650
Conceptus Inc.                 1             783              11,001
CONMED Corp.                   1           2,515              45,924
Cooper Companies
  Inc.                                     2,334              81,153
Covance Inc.                   1           3,805              68,870
Coventry Health Care
  Inc.                         1           4,132             190,733
CTI Molecular
  Imaging Inc.                 1           3,390              64,105
Cyber-Care Inc.                1           5,200                   5
Cyberonics Inc.                1           1,143              24,586
Cygnus Inc.                    1           2,359               1,439
Cytyc Corp.                    1           7,458              78,458
Datascope Corp.                              978              28,880
DaVita Inc.                    1           5,721             153,208
Diagnostic Products
  Corp.                                    2,117              86,903
Diametrics Medical
  Inc.                         1           3,462               4,016
Dynacq International
  Inc.                         1           2,800              47,040
Edwards Lifesciences
  Corp.                        1           3,766             121,039
Enzo Biochem Inc.              1           1,976              42,526
Enzon
  Pharmaceuticals Inc.         1           3,284              41,116
Epimmune Inc.                  1           2,000               2,820
Express Scripts Inc.           1           4,991             340,985
Flir Systems Inc.              1           2,000              60,300
Genesis Health
  Ventures Inc.                1           3,900              68,835
Gen-Probe Inc.                 1           1,484              60,651
Haemonetics Corp.              1           1,692              31,640
Hanger Orthopedic
  Group Inc.                   1           1,442              16,511
Health Net Inc.                1           7,729             254,671
HealthTronics Surgical
  Services Inc.                1           2,400              21,600
Hillenbrand Industries
  Inc.                                     4,274             215,623
Hologic Inc.                   1           2,693              35,494
Hooper Holmes Inc.                         3,918              25,232
IDEXX Laboratories
  Inc.                         1           2,329              78,115
IGEN International Inc.        1           1,785              56,049
I-many Inc.                    1           1,903               1,922
Immtech International
  Inc.                         1           5,317              32,168
Impath Inc.                    1           1,124              15,893
INAMED Corp.                   1           1,257              67,488
Intermagnetics
  General Corp.                1           1,020              20,237
Interpore International        1           2,927              37,261
Invacare Corp.                             1,828              60,324
Inveresk Research
  Group Inc.                   1           1,653              29,737
i-STAT Corp.                   1           1,362              12,244
Kensey Nash Corp.              1           1,733              45,058
Kindred Healthcare
  Inc.                         1           1,800              32,112
Kyphon Inc.                    1           1,516              22,922
LabOne Inc.                    1             651              14,036
Laboratory Corp. of
  America Holdings             1           9,190             277,078
Lasersight Inc.                1           1,588                 445
LifeCell Corp.                 1             600               3,060
LifePoint Hospitals
  Inc.                         1           2,300              48,162
Lincare Holdings Inc.          1           6,608             208,218
Luminex Corp.                  1           2,140              11,042
Matria Healthcare Inc.         1           1,160              20,474
Med-Design Corp.
  (The)                        1           2,100              10,332
Medwave Inc.                   1           1,841               6,628
Mentor Corp.                               2,968              57,520
Meridian Bioscience
  Inc.                                     4,830              44,001
Merit Medical
  Systems Inc.                 1           3,125              62,438


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Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Micro Therapeutics Inc.        1           3,300        $     13,992
Microtek Medical
  Holdings Inc.                1           2,500               5,250
Mid Atlantic Medical
  Services Inc.                1           3,220             168,406
Novamed Eyecare Inc.           1           2,500               3,275
Novavax Inc.                   1           3,100              17,267
Novitron International
  Inc.                                     2,000              12,100
Novoste Corp.                  1           1,694              10,164
Oakley Inc.                    1           4,562              53,695
Ocular Sciences Inc.           1           2,303              45,715
Odyssey Healthcare
  Inc.                         1           1,288              47,656
OraSure Technologies
  Inc.                         1           2,701              20,149
Orthodontic Centers
  of America Inc.              1           3,298              26,417
Orthologic Corp.               1           3,033              13,921
Osteotech Inc.                 1           2,997              40,729
Oxford Health Plans Inc.       1           5,596             235,200
PacifiCare Health
  Systems Inc.                 1           2,339             115,383
Palatin Technologies
  Inc.                         1           1,800               5,742
Pediatrix Medical
  Group Inc.                   1           1,483              52,869
PharmaNetics Inc.              1           2,400              13,920
PolyMedica Corp.                             800              36,632
Possis Medical Inc.            1           2,556              35,068
Prime Medical Service
  Inc.                         1           2,659              12,497
Province Healthcare Co.        1           3,552              39,321
PSS World Medical
  Inc.                         1           7,148              41,101
Psychemedics Corp.                           604               4,923
RehabCare Group Inc.           1           1,278              18,723
Renal Care Group Inc.          1           3,510             123,587
Res-Care Inc.                  1           2,444              11,169
ResMed Inc.                    1           2,412              94,550
Respironics Inc.               1           2,313              86,784
Select Medical Corp.           1           3,117              77,395
Sierra Health Services
  Inc.                         1           1,701              34,020
Sola International Inc.        1           2,813              48,946
Specialty Laboratories
  Inc.                         1           1,300              13,325
Spectranetics Corp.            1          11,691              35,658
Staar Surgical Co.             1           1,696              19,674
Steris Corp.                   1           4,554             105,152
Sunrise Senior Living
  Inc.                         1           1,950              43,641
Theragenics Corp.              1           2,984              12,831
Therasense Inc.                1           4,600              46,000
Thoratec Corp.                 1           3,876              57,752
Triad Hospitals Inc.           1           4,974             123,455
TriPath Imaging Inc.           1           3,479              23,762
U.S. Physical Therapy
  Inc.                         1           2,600              33,228
Universal Health
  Services Inc.
  Class B                      1           3,732             147,862
Urologix Inc.                  1           2,100               5,397
US Oncology Inc.               1           4,023              29,730
Varian Medical
  Systems Inc.                 1           4,424             254,690
VCA Antech Inc.                1           2,214              43,328
Ventana Medical
  Systems Inc.                 1           1,393              37,862
VistaCare Inc. Class A         1           2,805              68,190
VISX Inc.                      1           4,020              69,747
Vital Sign Inc.                            1,269              32,943
WebMD Corp.                    1          23,096             250,130
WellChoice Inc.                1           1,240              36,307
West Pharmaceutical
  Services Inc.                            1,171              28,689
Wright Medical Group
  Inc.                         1           2,000              38,000
Young Innovations
  Inc.                         1           1,354              38,589
ZEVEX International
  Inc.                         1           1,200               3,840
Zoll Medical Corp.             1             677              22,720
                                                        ------------
                                                           8,184,017
                                                        ------------
Holding Companies--Diversified--3.71
Berkshire Hathaway
  Inc. Class A                 1              80           5,800,000
Triarc Companies Inc.          1           1,708              51,223
Walter Industries Inc.                     3,486              40,960
                                                        ------------
                                                           5,892,183
                                                        ------------
Home Builders--1.27%
Beazer Homes USA
  Inc.                         1             731              61,038
Champion Enterprises
  Inc.                         1           4,252              22,025
Clayton Homes Inc.                         8,598             107,905
D.R. Horton Inc.                           9,217             258,998
Dominion Homes Inc.            1           1,300              31,005
Fleetwood Enterprises
  Inc.                         1           3,500              25,900
Hovnanian
  Enterprises Inc.
  Class A                      1           1,443              85,065
KIT Manufacturing Co.        1 2           1,000                 250
Lennar Corp. Class A                       4,628             330,902
M.D.C. Holdings Inc.                       2,272             109,692
Meritage Corp.                 1           1,300              64,038
Monaco Coach Corp.             1           2,752              42,188
NVR Inc.                       1             451             185,361
Palm Harbor Homes
  Inc.                         1           2,363              44,755
Ryland Group Inc.                          1,514             105,072
Skyline Corp.                              1,441              43,230
Standard-Pacific Corp.                     2,326              77,130
Technical Olympic
  USA Inc.                     1           1,914              45,228
Thor Industries Inc.                       2,592             105,805
Toll Brothers Inc.             1           4,508             127,621
WCI Communities Inc.           1           2,677              51,479
William Lyon Homes
  Inc.                         1             705              22,454
Winnebago Industries
  Inc.                                     1,733              65,681
                                                        ------------
                                                           2,012,822
                                                        ------------
Home Furnishings--0.46%
Applica Inc.                   1           3,014              25,619
Bassett Furniture
  Industries Inc.                          2,279              30,265
Ethan Allen Interiors
  Inc.                                     2,449              86,107
Fedders Corp.                              3,656              11,224

June 30, 2003 (Unaudited)

--------------------------------------------------------------------
Extended Index
Master Portfolio
--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Furniture Brands
  International Inc.           1           4,043        $    105,522
Harman International
  Industries Inc.                          2,192             173,475
Kimball International
  Inc. Class B                             1,920              29,952
Lazare Kaplan
  International Inc.           1           2,279              13,446
La-Z-Boy Inc.                              3,606              80,702
Libbey Inc.                                1,196              27,149
Movado Group Inc.                          1,678              36,496
Oneida Ltd.                                1,947              13,142
ParkerVision Inc.              1           1,320               8,646
Polycom Inc.                   1           5,848              81,053
Rowe Furniture Corp.           1             499                 958
Salton Inc.                    1           1,283              11,573
                                                        ------------
                                                             735,329
                                                        ------------
Household Products/Wares--0.68%
Blyth Inc.                                 3,000              81,600
Church & Dwight Co.
  Inc.                                     2,224              72,792
Dial Corp. (The)                           6,317             122,866
Enesco Group Inc.              1           7,002              51,815
Ennis Business Forms
  Inc.                                       980              14,259
Fossil Inc.                    1           4,206              99,093
Harland (John H.) Co.                      1,887              49,364
Helen of Troy Ltd.             1           4,479              67,902
Jarden Corp.                   1           1,266              35,030
Nashua Corp.                   1           3,083              27,439
National Presto
  Industries Inc.                          1,071              33,844
Playtex Products Inc.          1           4,899              31,452
Russ Berrie & Co. Inc.                     1,794              65,499
Scotts Co. (The)
  Class A                      1           2,091             103,504
Standard Register Co.
  (The)                                    2,728              44,957
Toro Co.                                   2,550             101,362
Yankee Candle Co.
  Inc. (The)                   1           3,500              81,270
                                                        ------------
                                                           1,084,048
                                                        ------------
Insurance--3.88%
Acceptance Insurance
  Companies Inc.               1           3,741                  34
Alfa Corp.                                 3,856              49,010
Allmerica Financial
  Corp.                        1           3,995              71,870
American Financial
  Group Inc.                               4,368              99,590
American
  Independence Corp.           1             860               9,176
American Medical
  Security Group Inc.          1             840              16,044
American National
  Insurance Co.                            1,451             125,356
American Physicians
  Capital Inc.                 1             286               6,935
AmerUs Group Co.                           2,105              59,340
Argonaut Group Inc.                        2,775              34,216
Baldwin & Lyons Inc.
  Class B                                  1,891              44,911
Berkley (W.R.) Corp.                       3,610             190,247
Brown & Brown Inc.                         4,890             158,925
CNA Financial Corp.            1          14,127             347,524
CNA Surety Corp.                           2,972              29,274
Commerce Group Inc.                        2,012              72,834
Crawford & Co.
  Class B                                  3,782              18,570
Danielson Holding
  Corp.                        1             980               1,568
Delphi Financial
  Group Inc. Class A                       1,248              58,406
Donegal Group Inc.
  Class B                                    855              10,722
EMC Insurance Group
  Inc.                                       682              12,651
Erie Indemnity Co.
  Class A                                  4,774             196,927
FBL Financial Group
  Inc. Class A                             2,105              42,416
Fidelity National
  Financial Inc.                           8,127             249,987
Financial Industries
  Corp.                                    1,320              19,457
First American Corp.                       4,918             129,589
Fremont General
  Corp.                                    4,078              55,869
Gainsco Inc.                   1             770                 216
Gallagher (Arthur J.)
  & Co.                                    5,923             161,106
Great American
  Financial Resources
  Inc.                                     2,609              34,204
Harleysville Group
  Inc.                                     2,703              62,223
HCC Insurance
  Holdings Inc.                            4,166             123,189
HealthExtras Inc.              1           3,729              29,161
Hilb, Rogal &
  Hamilton Co.                             2,472              84,147
Horace Mann
  Educators Corp.                          2,702              43,583
Independence Holding
  Co.                                      1,069              22,567
Kansas City Life
  Insurance Co.                            1,472              63,060
LandAmerica
  Financial Group Inc.                     1,690              80,275
Leucadia National
  Corp.                                    4,101             152,229
Markel Corp.                   1             646             165,376
Mercury General
  Corp.                                    4,536             207,068
MONY Group Inc.
  (The)                                    3,493              94,136
Nationwide Financial
  Services Inc.                            3,389             110,142
Navigators Group Inc.          1           1,877              55,972
Odyssey Re Holdings
  Corp.                                    3,926              82,839
Ohio Casualty Corp.            1           4,478              59,020
Old Republic
  International Corp.                      7,363             252,330
Philadelphia
  Consolidated
  Holding Corp.                1           1,645              66,458
PICO Holdings Inc.             1           2,300              29,900
PMA Capital Corp.
  Class A                                  2,309              29,024
PMI Group Inc. (The)                       5,470             146,815
Presidential Life Corp.                    2,120              29,913
ProAssurance Corp.             1           3,295              88,932
Protective Life Corp.                      3,782             101,168

June 30, 2003 (Unaudited)

----------------------------------------------------------------------
Extended Index
Master Portfolio
----------------------------------------------------------------------
Security                                    Shares               Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Radian Group Inc.                            6,299        $    230,858
Reinsurance Group of
  America Inc.                               2,879              92,416
RLI Corp.                                    2,328              76,591
Selective Insurance
  Group Inc.                                 1,963              49,173
Southern Security Life
  Insurance Co.                  1           2,361               8,051
StanCorp Financial
  Group Inc.                                 1,892              98,800
State Auto Financial
  Corp.                                      3,976              89,261
Stewart Information
  Services Corp.                 1           2,478              69,012
Transatlantic Holdings
  Inc.                                       3,231             223,424
Triad Guaranty Inc.              1           1,298              49,259
21st Century
  Insurance Group                            4,619              66,052
UICI                             1           4,968              74,868
United Fire &
  Casualty Co.                               1,251              40,645
Unitrin Inc.                                 4,544             123,233
Universal American
  Financial Corp.                1           3,000              19,110
Wesco Financial Corp.                          332             103,584
White Mountains
  Insurance Group
  Ltd.                                         568             224,360
Zenith National
  Insurance Corp.                            1,762              50,217
                                                          ------------
                                                             6,175,415
                                                          ------------
Iron/Steel--0.15%
AK Steel Holding
  Corp.                          1           8,844              32,015
Carpenter Technology
  Corp.                                      1,948              30,389
Gibraltar Steel Corp.                        1,160              23,757
National Steel Corp.
  Class B                        1           4,836                 111
Reliance Steel &
  Aluminum Co.                               2,195              45,436
Ryerson Tull Inc.                            2,942              25,831
Shiloh Industries Inc.           1           2,882               9,309
Steel Dynamics Inc.              1           4,841              66,322
Weirton Steel Corp.              1           2,700                 154
WHX Corp.                        1             585               1,228
                                                          ------------
                                                               234,552
                                                          ------------
Leisure Time--0.42%
Ambassadors
  International Inc.             1             965              11,590
Bally Total Fitness
  Holding Corp.                  1           1,835              16,570
Callaway Golf Co.                            4,560              60,283
K2 Inc.                          1           4,427              54,231
Nautilus Group Inc.
  (The)                                      2,400              29,760
Polaris Industries Inc.                      1,447              88,846
ResortQuest
  International Inc.             1           3,354              14,791
Royal Caribbean
  Cruises Ltd.                              14,892             344,899
WMS Industries Inc.              1           2,502              39,006
                                                          ------------
                                                               659,976
                                                          ------------
Lodging--0.72%
Aztar Corp.                      1           2,668              42,981
Boca Resorts Inc.
  Class A                        1           2,661              34,593
Boyd Gaming Corp.                1           4,980              85,955
Choice Hotels
  International Inc.             1           2,889              78,899
Extended Stay
  America Inc.                   1           5,792              78,134
International Leisure
  Hosts Ltd.                   1 2           2,400              12,000
John Q Hammons
  Hotels Inc.                    1           2,600              15,808
Mandalay Resort
  Group                                      4,156             132,369
Marcus Corp.                                 2,495              37,300
MGM Grand Inc.                   1           9,382             320,677
Park Place
  Entertainment Corp.            1          19,847             180,409
Prime Hospitality
  Corp.                          1           3,038              20,385
ShoLodge Inc.                    1           1,700               6,443
Station Casinos Inc.             1           4,168             105,242
Suburban Lodges of
  America Liquidating
  Trust                          2           3,969                  --
                                                          ------------
                                                             1,151,195
                                                          ------------
Machinery--1.27%
AGCO Corp.                       1           3,886              66,373
Albany International
  Corp. Class A                              2,391              65,513
Applied Industrial
  Technologies Inc.                          1,369              28,886
Astec Industries Inc.            1           1,643              14,327
Asyst Technologies
  Inc.                           1           2,036              13,621
Benthos Inc.                     1           3,900              20,592
Briggs & Stratton
  Corp.                                      1,620              81,810
Cognex Corp.                     1           2,846              63,608
Donaldson Co. Inc.                           3,068             136,373
DT Industries Inc.               1           2,068               4,777
Dycom Industries Inc.            1           3,314              54,018
Electroglas Inc.                 1          10,046              13,160
Engineered Support
  Systems Inc.                                 592              24,775
Esterline Technologies
  Corp.                          1           1,575              27,421
Flowserve Corp.                  1           3,518              69,199
Gardner Denver Inc.              1           1,793              36,685
Gerber Scientific Inc.           1           3,216              21,419
Global Payment
  Technologies Inc.              1           2,540              11,201
Graco Inc.                                   3,595             115,040
Hurco Companies Inc.             1             600               1,410
Idex Corp.                                   2,680              97,123
Imation Corp.                                2,718             102,795
Insituform
  Technologies Inc.
  Class A                        1           1,780              31,470
JLG Industries Inc.                          2,372              16,130
Kadant Inc.                      1             830              15,562
Knight Transportation
  Inc.                           1           1,617              40,263
Kulicke & Soffa
  Industries Inc.                1           3,584              22,902
Lincoln Electric
  Holding Inc.                               3,754              76,619

June 30, 2003 (Unaudited)

----------------------------------------------------------------------
Extended Index
Master Portfolio
----------------------------------------------------------------------
Security                                     Shares              Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Magnetek Inc.                    1            2,812       $      7,142
Manitowoc Co. Inc.
  (The)                                       2,254             50,264
NACCO Industries Inc.                           560             33,006
Nordson Corp.                                 2,262             53,949
Paragon Technologies
  Inc.                           1            3,600             36,000
Paxar Corp.                      1            3,943             43,373
PPT Vision Inc.                  1            1,600              1,200
Presstek Inc.                    1            1,890             11,775
Robbins & Myers Inc.                          1,306             24,161
Semitool Inc.                    1            1,816              8,953
Stewart & Stevenson
  Services Inc.                               2,732             43,029
SureBeam
  Corporation Class A            1            3,057              8,101
Tecumseh Products
  Co. Class A                                   739             28,311
Tegal Corp.                      1            4,300              2,365
Tennant Co.                                   1,215             44,651
Terex Corp.                      1            2,592             50,596
Thomas Industries Inc.                        1,910             51,665
Ultratech Inc.                   1            1,943             35,926
Unova Inc.                       1            4,748             52,703
Zebra Technologies
  Corp. Class A                  1            2,098            157,749
                                                          ------------
                                                             2,017,991
                                                          ------------
Machinery--Construction & Mining--0.02%
Joy Global Inc.                  1            1,889             27,901
                                                          ------------
                                                                27,901
                                                          ------------
Manufacturers--0.61%
AZZ Incorporated                 1            2,063             22,714
Carlisle Companies Inc.                       2,050             86,428
CUNO Inc.                        1            1,796             64,872
Federal Signal Corp.                          3,348             58,824
FMC Corp.                        1            3,336             75,494
Harsco Corp.                                  3,009            108,474
Jacuzzi Brands Inc.              1            5,310             28,090
Lancaster Colony
  Corp.                                       2,693            104,111
Pentair Inc.                                  3,546            138,507
Samsonite Corp.                  1            2,267              1,700
Sturm Ruger & Co.
  Inc.                                        2,392             23,920
Teleflex Inc.                                 2,914            123,991
Tredegar Corp.                                2,217             33,233
Trinity Industries Inc.                       2,837             52,513
Wabtec Corp.                                  3,405             47,364
                                                          ------------
                                                               970,235
                                                          ------------
Manufacturing--0.05%
ESCO Technologies
  Inc.                           1              664             29,216
International Smart
  Sourcing Inc.                  1            3,590             11,308
Kaydon Corp.                                  1,638             34,070
Polymer Group
  Escrow                         2            3,131                 --
Polymer Group Inc.
  Class B                        1               39                293
Polymer Group Inc.
  Class D Warrants
  (Expires 03/04/10)           1 2               49                 --
Polymer Group Inc.
  Class E Warrants
  (Expires 03/04/10)           1 2               51                 --
Servotronics Inc.                1            1,410              3,187
                                                          ------------
                                                                78,074
                                                          ------------
Media--4.33%
Acme
  Communications
  Inc.                           1            2,400             18,240
Andersen Group Inc.              1            3,800             15,010
Banta Corp.                                   1,882             60,920
Beasley Broadcast
  Group Inc. Class A             1            2,300             31,464
Belo (A.H.) Corp.                             7,894            176,510
Big City Radio Inc.              1            2,600              2,522
Cablevision Systems
  Corp.                          1           14,610            303,304
Courier Corp.                                   349             17,973
Cox Radio Inc.
  Class A                        1            2,465             56,966
Crown Media
  Holdings Inc.                  1           11,798             48,726
Cumulus Media Inc.
  Class A                        1            3,327             62,980
Emmis
  Communications
  Corp.                          1            4,016             92,167
Entercom
  Communications
  Corp.                          1            3,856            188,983
Entravision
  Communications
  Corp.                          1            4,039             45,843
Fox Entertainment
  Group Inc. Class A             1           22,068            635,117
Gemstar-TV Guide
  International Inc.             1           24,500            124,705
Granite Broadcasting
  Corp.                          1            2,740              8,384
Gray Television Inc.                          2,271             28,160
Hearst-Argyle
  Television Inc.                1            6,173            159,881
Hispanic Broadcasting
  Corp.                          1            6,746            171,686
Hollinger International
  Inc.                                        5,722             61,626
Hollywood Media
  Corp.                          1            2,989              3,886
HyperFeed
  Technologies Inc.              1              997                479
Information Holdings
  Inc.                           1            1,958             35,733
Insight
  Communications
  Co. Inc.                       1            2,900             38,222
Journal Register Co.             1            2,867             51,864
Lee Enterprises Inc.                          3,402            127,677
Liberty Corp.                                 1,871             79,517
Liberty Media Corp.
  Class A                        1          158,162          1,828,353
Lin TV Corp. Class A             1            2,838             66,835
LodgeNet
  Entertainment Corp.            1            2,500             27,375
McClatchy Co. (The)
  Class A                                     2,671            153,903
Media General Inc.
  Class A                                     1,620             92,664

June 30, 2003 (Unaudited)

--------------------------------------------------------------------
Extended Index
Master Portfolio
--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Mediacom
  Communications
  Corp.                        1           4,950        $     48,856
Metromedia
  International Group
  Inc.                         1           4,997                 575
National Lampoon
  Inc.                         1           3,300              14,850
New Frontier Media
  Inc.                         1           1,500               2,400
On Command Corp.               1           3,249               3,574
Paxson
  Communications
  Corp.                        1           4,748              28,441
Pegasus
  Communications
  Corp.                        1             694              20,529
Playboy Enterprises
  Inc. Class B                 1           2,398              32,613
Primedia Inc.                  1          10,516              32,074
Pulitzer Inc.                              1,506              74,427
Radio One Inc.                 1           7,095             126,717
Radio Unica
  Communications
  Corp.                        1           3,800               3,040
Readers Digest
  Association Inc.
  (The)                                    6,294              84,843
Regent
  Communications
  Inc.                         1           3,200              18,880
Salem
  Communications
  Corp. Class A                1           1,700              34,019
Scholastic Corp.               1           2,660              79,215
Scripps (E.W.) Co.
  Class A                                  5,063             449,189
Sinclair Broadcast
  Group Inc. Class A           1           4,099              47,589
Spanish Broadcasting
  System Inc. Class A          1           2,600              21,190
TiVo Inc.                      1           3,800              46,284
UnitedGlobalCom Inc.
  Class A                      1           5,046              26,088
Value Line Inc.                            1,146              56,280
Washington Post
  Company (The)
  Class B                                    519             380,375
Westwood One Inc.              1           7,233             245,416
Wiley (John) & Sons
  Inc. Class A                             3,234              84,731
XM Satellite Radio
  Holdings Inc.
  Class A                      1           6,675              73,759
Young Broadcasting
  Inc. Class A                 1           1,662              35,118
Youthstream Media
  Networks Inc.                1           2,318                 216
                                                        ------------
                                                           6,888,963
                                                        ------------
Metal Fabricate/Hardware--0.18%
Amcast Industrial
  Corp.                        1           1,839               1,600
Penn Engineering &
  Manufacturing Corp.                      1,834              25,034
Precision Castparts
  Corp.                                    2,929              91,092
Shaw Group Inc.
  (The)                        1           2,670              32,174
Timken Co. (The)                           4,180              73,192
TransTechnology
  Corp.                        1           2,532              13,774
Valmont Industries
  Inc.                                     2,324              45,225
                                                        ------------
                                                             282,091
                                                        ------------
Metals--Diversified--0.26%
Ameron International
  Corp.                                    1,000              34,770
AptarGroup Inc.                            2,543              91,548
Atchison Casting
  Corp.                        1             457                 105
Commercial Metals
  Co.                                      3,540              62,977
Matthews
  International Corp.
  Class A                                  1,974              48,876
Maverick Tube Corp.            1           2,142              41,019
Mueller Industries Inc.        1           2,301              62,380
Niagara Corp.                  1             600               1,735
NS Group Inc.                  1           1,534              14,957
Quanex Corp.                               1,052              31,265
TransPro Inc.                  1           3,911              17,521
                                                        ------------
                                                             407,153
                                                        ------------
Mining--0.38%
Arch Coal Inc.                             3,365              77,328
Brush Engineered
  Materials Inc.               1           1,404              11,723
Century Aluminum
  Co.                                      1,637              11,508
Charles & Colvard
  Ltd.                         1           2,811              11,244
Glamis Gold Ltd.               1           8,367              95,969
Golden Cycle Gold
  Corp.                        1           1,800              27,000
Liquidmetal
  Technologies                 1             672               3,447
MAXXAM Inc.                    1           1,713              24,839
Meridian Gold Inc.             1           8,994             103,341
Peabody Energy Corp.                       4,162             139,802
Royal Gold Inc.                            1,530              32,880
Stillwater Mining Co.          1           2,620              13,467
Titanium Metals Corp.          1             613              19,677
USEC Inc.                                  5,274              37,023
                                                        ------------
                                                             609,248
                                                        ------------
Office/Business
Equipment--0.26%
General Binding Corp.          1           3,195              38,340
Global Imaging
  Systems Inc.                 1             686              15,888
Herman Miller Inc.                         4,846              97,938
HON Industries Inc.                        4,562             139,141
Imagistics
  International Inc.           1           1,925              49,665
Insight Enterprises
  Inc.                         1           2,872              28,892
Steelcase Inc. Class A                     2,407              28,306
Virco Manufacturing
  Corp.                                    1,598              10,163
                                                        ------------
                                                             408,333
                                                        ------------
Oil & Gas Producers--3.48%
Adams Resources &
  Energy Inc.                              1,600              14,368
Apco Argentina Inc.                          971              21,585


                                                                             157
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June 30, 2003 (Unaudited)

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Master Portfolio
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Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Atmos Energy Corp.                         3,304        $     81,939
ATP Oil & Gas Corp.            1           1,370               8,631
Atwood Oceanics Inc.           1           1,402              38,064
Berry Petroleum Co.
  Class A                                  2,178              39,095
Blue Dolphin Energy
  Co.                          1           7,300               5,840
BP Prudhoe Bay
  Royalty Trust                            1,489              28,127
Cabot Oil & Gas Corp.                      2,315              63,917
CAL Dive International
  Inc.                         1           2,727              59,449
Callon Petroleum Co.           1           1,559              11,100
Cascade Natural Gas
  Corp.                                    1,007              19,234
Chesapeake Energy
  Corp.                                   12,386             125,099
Cimarex Energy Co.             1           3,034              72,058
Clayton Williams
  Energy Inc.                  1           1,100              20,306
Dawson Geophysical
  Co.                          1           2,400              19,442
Denbury Resources
  Inc.                         1           4,397              59,052
Diamond Offshore
  Drilling Inc.                            8,790             184,502
Encore Acquisition
  Co.                          1           1,937              37,094
Energen Corp.                              2,199              73,227
Energy Partners Ltd.           1           2,000              23,100
ENSCO International
  Inc.                                     9,215             247,884
Equitable Resources
  Inc.                                     4,022             163,856
Evergreen Resources
  Inc.                         1           1,793              97,378
Exploration Company
  of Delaware (The)            1          12,933              54,965
Forest Oil Corp.               1           3,002              75,410
Giant Industries Inc.          1           2,584              15,401
Grey Wolf Inc.                 1           9,565              38,643
Hanover Compressor
  Co.                          1           4,052              45,788
Helmerich & Payne
  Inc.                                     3,200              93,440
Houston Exploration
  Co.                          1           1,984              68,845
Key Energy Services
  Inc.                         1           5,818              62,369
Magnum Hunter
  Resources Inc.               1           2,900              23,171
MarkWest
  Hydrocarbon Inc.             1           1,779              13,538
McMoRan Exploration
  Co.                                      2,119              23,606
Meridian Resource
  Corp. (The)                  1           5,900              27,907
Mission Resources
  Corp.                        1           1,833               3,208
Murphy Oil Corp.                           5,820             306,132
National-Oilwell Inc.          1           5,282             116,204
New Jersey
  Resources Corp.                          2,242              79,591
Newfield Exploration
  Co.                          1           3,912             146,896
Noble Energy Inc.                          3,685             139,293
Northwest Natural
  Gas Co.                                  1,066              29,049
Nuevo Energy Co.               1           1,327              23,156
Parker Drilling Co.            1           6,495              18,900
Patina Oil & Gas
  Corp.                                    2,413              77,578
Penn Virginia Corp.                        1,500              64,500
Petroleum
  Development Corp.            1           2,500              22,975
Piedmont Natural Gas
  Co.                                      2,538              98,500
Pioneer Natural
  Resources Co.                1           8,251             215,351
Plains Exploration &
  Production Co.               1           4,745              51,293
Plains Resource Inc.           1           3,300              46,695
Pogo Producing Co.                         4,272             182,628
Premcor Inc.                   1           4,747             102,298
Pride International Inc.       1           8,295             156,112
Prima Energy Corp.             1           1,030              21,506
Quicksilver Resources
  Inc.                         1           1,500              35,925
Remington Oil & Gas
  Corp.                        1           2,200              40,436
SEACOR SMIT Inc.               1           1,347              49,152
SEMCO Energy Inc.                          1,700               9,894
Southern Union Co.             1           4,417              74,824
Southwest Gas Corp.                        1,974              41,809
Spinnaker Exploration
  Co.                          1           2,700              70,740
St. Mary Land &
  Exploration Co.                          1,993              54,409
Stone Energy Corp.             1           2,417             101,321
Superior Energy
  Services Inc.                1           5,800              54,984
Swift Energy Co.               1           1,917              21,087
Tesoro Petroleum
  Corp.                        1           3,192              21,961
Tom Brown Inc.                 1           2,647              73,560
Ultra Petroleum Corp.          1           4,186              54,041
Unit Corp.                     1           2,349              49,118
Valero Energy Corp.                        7,267             264,010
Vintage Petroleum
  Inc.                                     3,458              39,006
WD-40 Co.                                  1,899              54,216
Western Gas
  Resources Inc.                           2,585             102,366
Westport Resources
  Corp.                        1           4,576             104,104
W-H Energy Services
  Inc.                         1           1,400              27,272
XTO Energy Inc.                           11,154             224,307
                                                        ------------
                                                           5,527,837
                                                        ------------
Oil & Gas Services--1.37%
CARBO Ceramics Inc.                          983              36,617
Cooper Cameron
  Corp.                        1           3,502             176,431
Dril-Quip Inc.                 1           1,536              27,955
FMC Technologies Inc.          1           3,426              72,117
Global Industries Ltd.         1           5,078              24,476
GlobalSantaFe Corp.                       17,701             413,141
Grant Prideco Inc.             1           7,960              93,530
Hydril Co.                     1           2,000              54,500
Input/Output Inc.              1           4,854              26,115
Lone Star
  Technologies Inc.            1           1,884              39,903
Mitcham Industries
  Inc.                         1           2,200               3,366


158
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Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Master Portfolio
----------------------------------------------------------------------
Security                                    Shares               Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Newpark Resources
  Inc.                           1           6,968        $     38,185
Oceaneering
  International Inc.             1           2,232              57,028
Oil States
  International Inc.             1           2,906              35,163
Patterson-UTI Energy
  Inc.                           1           4,975             161,190
Smith International
  Inc.                           1           6,376             234,254
Tidewater Inc.                               3,838             112,722
Universal
  Compression
  Holdings Inc.                  1           2,500              52,150
Varco International
  Inc.                           1           5,849             114,640
Veritas DGC Inc.                 1           1,922              22,103
Weatherford
  International Ltd.             1           9,248             387,491
                                                          ------------
                                                             2,183,077
                                                          ------------
Packaging & Containers--0.50%
AEP Industries Inc.              1             745               5,386
Crown Holdings Inc.              1           8,239              58,826
Greif Inc. Class A                           1,870              43,010
Longview Fibre Co.                           3,612              29,618
Owens-Illinois Inc.              1           9,028             124,316
Packaging
  Corporation of
  America                        1           6,850             126,246
Silgan Holdings Inc.             1           2,054              64,249
Smurfit-Stone
  Container Corp.                1          15,116             196,961
Sonoco Products Co.                          6,346             152,431
                                                          ------------
                                                               801,043
                                                          ------------
Pharmaceuticals--4.33%
aaiPharma Inc.                   1           2,598              51,648
Abgenix Inc.                     1           5,032              52,786
Able Laboratories Inc.           1           1,640              32,308
Adolor Corp.                     1           1,700              20,859
Advanced Medical
  Optics Inc.                    1           1,085              18,499
AdvancePCS                       1           6,000             229,380
Align Technology Inc.            1           2,948              36,997
Alkermes Inc.                    1           3,692              39,689
Allou Health Care Inc.         1 2           2,961               3,168
Allscripts Healthcare
  Solutions Inc.                 1           4,600              16,882
Alpharma Inc. Class A                        3,095              66,852
Amylin
  Pharmaceuticals Inc.           1           5,691             124,576
Andrx Group                      1           4,822              95,958
Antigenics Inc.                  1           2,844              32,763
Aphton Corp.                     1           2,832              23,336
ArQule Inc.                      1           1,444               6,065
AtheroGenics Inc.                1           2,602              38,848
AVANIR
  Pharmaceuticals
  Class A                        1           4,000               7,000
AVI BioPharma Inc.               1           4,800              29,424
Barr Laboratories Inc.           1           4,454             291,737
Biopure Corp.                    1           2,300              14,053
Bone Care
  International Inc.             1           1,973              27,425
Boston Life Sciences
  Inc.                           1           7,244              13,401
Celgene Corp.                    1           5,126             155,830
Cell Genesys Inc.                1           2,359              20,382
Cell Therapeutics Inc.           1           2,590              25,201
CIMA Labs Inc.                   1           1,000              26,890
CollaGenex
  Pharmaceuticals Inc.           1           3,116              41,848
Connetics Corp.                  1           3,237              48,458
Corixa Corp.                     1           3,112              24,056
Corvas International
  Inc.                           1           2,500               6,750
Cubist
  Pharmaceuticals Inc.           1           2,144              22,855
CV Therapeutics Inc.             1           2,848              84,472
D&K Healthcare
  Resources Inc.                             2,276              36,735
DENTSPLY
  International Inc.                         4,672             191,085
Digene Corp.                     1           1,428              38,884
Discovery
  Laboratories Inc.              1           6,132              39,367
Durect Corp.                     1           3,800               9,158
Emisphere
  Technologies Inc.              1           1,405               5,058
Endo Pharmaceuticals
  Holdings Inc.                  1           7,853             132,873
Eon Labs Inc.                    1           2,784              97,858
Epix Medical Inc.                1           1,921              27,182
First Horizon
  Pharmaceutical
  Corp.                          1           1,800               7,110
Genta Inc.                       1           4,000              53,280
Geron Corp.                      1           2,194              16,148
Gilead Sciences Inc.             1          12,794             711,091
Guilford
  Pharmaceuticals Inc.           1           1,220               5,539
Hemispherx
  Biopharma Inc.                 1           1,841               3,461
Henry Schein Inc.                1           2,720             142,365
Hi-Tech Pharmacal Co.            1           2,647             107,653
ICN Pharmaceuticals
  Inc.                                       6,623             111,001
ILEX Oncology Inc.               1           3,766              73,098
ImClone Systems Inc.             1           4,865             153,831
Immune Response
  Corp. (The)                    1           7,307              23,163
Immunogen Inc.                   1           2,500              10,675
Impax Laboratories
  Inc.                           1           4,000              47,960
InKine Pharmaceutical
  Co. Inc.                       1           7,610              25,646
Inspire
  Pharmaceuticals Inc.           1           1,660              17,928
InterMune Inc.                   1           3,000              48,330
Intuitive Surgical Inc.          1           2,200              16,676
Isis Pharmaceuticals
  Inc.                           1           3,408              18,062
IVAX Corp.                       1          13,480             240,618
Kos Pharmaceuticals
  Inc.                           1           1,853              43,490
KV Pharmaceuticals
  Co.                            1           2,449              68,082
Ligand
  Pharmaceuticals Inc.
  Class B                        1           3,959              53,803
Martek Biosciences
  Corp.                          1           1,748              75,059
Medarex Inc.                     1           4,728              31,158
Medicines Co. (The)              1           3,828              75,373


                                                                             159
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June 30, 2003 (Unaudited)

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Master Portfolio
--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Medicis
  Pharmaceutical
  Corp. Class A                            1,843        $    104,498
MGI Pharma Inc.                1           1,326              33,985
MIM Corp.                      1             386               2,521
Miravant Medical
  Technologies                 1           1,991               2,230
Mylan Laboratories
  Inc.                                    11,869             412,685
Nabi
  Biopharmaceuticals           1           3,300              22,638
NaPro
  BioTherapeutics Inc.         1          10,443              15,769
Nastech
  Pharmaceutical Co.
  Inc.                         1           3,000              30,000
Natrol Inc.                    1           2,290               5,313
NBTY Inc.                      1           3,730              78,554
Neose Technologies
  Inc.                         1             953               9,540
Neurocrine
  Biosciences Inc.             1           2,371             118,408
Noven
  Pharmaceuticals Inc.         1           2,700              27,648
NPS Pharmaceuticals
  Inc.                         1           2,546              61,970
Nu Skin Enterprises
  Inc. Class A                             3,109              32,489
Nuvelo Inc.                    1           6,903              13,737
Omnicare Inc.                              6,250             211,188
OSI Pharmaceuticals
  Inc.                         1           2,498              80,461
Patterson Dental Co.           1           4,195             190,369
Perrigo Co.                                5,276              82,517
Pharmaceutical
  Resources Inc.               1           2,400             116,784
Pharmacyclics Inc.             1           1,356               6,427
Praecis
  Pharmaceuticals Inc.         1           3,000              14,700
Priority Healthcare
  Corp. Class B                1           3,376              62,625
SangStat Medical
  Corp.                        1           1,921              25,146
SciClone
  Pharmaceuticals Inc.         1           3,400              29,104
Sepracor Inc.                  1           5,946             107,206
Serologicals Corp.             1           2,187              29,809
SICOR Inc.                     1           7,663             155,865
SuperGen Inc.                  1           2,151              11,615
Sybron Dental
  Specialties Inc.             1           2,287              53,973
Tanox Inc.                     1           2,500              40,125
Titan Pharmaceuticals
  Inc.                         1           1,487               3,509
Tularik Inc.                   1           3,410              33,895
Twinlab Corp.                  1           2,806                 645
United Surgical
  Partners
  International Inc.           1           1,661              37,522
United Therapeutics
  Inc.                         1           1,400              30,492
VaxGen Inc.                    1           1,500               7,770
Vicuron
  Pharmaceuticals Inc.         1           3,600              51,048
Vion Pharmaceuticals
  Inc.                         1           8,717              14,383
ViroPharma Inc.                1           1,323               3,440
VIVUS Inc.                     1           2,800              14,392
Zonagen Inc.                   1           1,801               2,954
                                                        ------------
                                                           6,879,145
                                                        ------------
Pipelines--0.23%
Aquila Inc.                               11,616              29,969
National Fuel Gas Co.                      5,684             148,068
Questar Corp.                              5,390             180,403
                                                        ------------
                                                             358,440
                                                        ------------
Real Estate--2.32%
American Residential
  Investment Trust
  Inc.                         1             560               5,130
AMLI Residential
  Properties Trust                         1,844              43,426
Anthracite Capital Inc.                    2,200              26,532
Arizona Land Income
  Corp. Class A                            2,100               9,870
Bedford Property
  Investors Inc.                           3,013              85,569
Brandywine Realty
  Trust                                    2,800              68,936
BRE Properties Inc.
  Class A                                  2,363              78,452
California Coastal
  Communities Inc.             1             535               3,531
Catellus Development
  Corp.                        1           6,076             133,672
CenterPoint Properties
  Corp.                                    1,420              86,975
Chateau Communities
  Inc.                                     1,926              56,990
Colonial Properties
  Trust                                    1,165              40,996
Commercial Net
  Lease Realty Inc.                        4,713              81,252
Cornerstone Realty
  Income Trust Inc.                        4,949              36,177
Corrections Corp. of
  America                      1           3,800              96,254
Cousins Properties
  Inc.                                     2,927              81,663
Developers Diversified
  Realty Corp.                             5,393             153,377
EastGroup Properties
  Inc.                                     1,814              48,978
Equity Inns Inc.                           6,529              45,050
First Industrial Realty
  Trust Inc.                               2,697              85,225
Forest City
  Enterprises Inc.
  Class A                                  3,211             133,096
Gables Residential
  Trust                                    2,606              78,779
Glenborough Realty
  Trust Inc.                               2,040              39,066
Glimcher Realty Trust                      2,660              59,584
Grubb & Ellis
  Company                      1           1,305               1,533
Healthcare Realty
  Trust Inc.                               2,155              62,818
HMG/Courtland
  Properties Inc.                          2,900              26,100
Home Properties of
  New York Inc.                            1,754              61,811
Innkeepers USA Trust                       4,029              27,397
Insignia Financial
  Group Inc.                   1           3,857              42,851


160
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June 30, 2003 (Unaudited)

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Extended Index
Master Portfolio
--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Jones Lang LaSalle
  Inc.                         1           3,226        $     50,971
Kilroy Realty Corp.                        1,936              53,240
LNR Property Corp.                         1,720              64,328
Macerich Co. (The)                         2,894             101,666
Manufactured Home
  Communities Inc.                         1,868              65,585
Meristar Hospitality
  Corp.                                    2,369              12,177
Mills Corp.                                3,650             122,458
Monmouth Capital
  Corp.                                    2,949              14,211
Monmouth Real
  Estate Investment
  Corp. Class A                            2,500              17,550
National Health
  Investors Inc.                           4,195              77,356
Nationwide Health
  Properties Inc.                          2,267              36,113
Novastar Financial
  Inc.                                       648              38,718
Pan Pacific Retail
  Properties Inc.                          2,689             105,812
Prentiss Properties
  Trust                                    1,341              40,217
Prime Group Realty
  Trust                        1           4,457              25,851
PS Business Parks Inc.                     2,646              93,404
Realty Income Corp.                        2,099              79,930
Reckson Associates
  Realty Corp.                             2,791              58,220
Redwood Trust Inc.                         2,017              80,498
RFS Hotel Investors
  Inc.                                     4,113              50,672
Shurgard Storage
  Centers Inc. Class A                     2,965              98,082
Sovran Self Storage
  Inc.                                     1,808              56,952
St. Joe Company
  (The)                                    5,824             181,709
Summit Properties
  Inc.                                     1,437              29,674
Sun Communities Inc.                       1,563              61,426
Taubman Centers Inc.                       4,167              79,840
Town & Country Trust
  (The)                                    2,581              60,008
Trammell Crow Co.              1           4,232              44,902
United Capital Corp.                         690              24,012
W.P. Carey & Co. LLC                       2,232              66,826
                                                        ------------
                                                           3,693,498
                                                        ------------
Real Estate Investment Trusts--4.51%
Acadia Realty Trust                        2,637              24,129
Alexander's Inc.               1             723              60,363
Alexandria Real Estate
  Equities Inc.                            2,805             126,225
AMB Property Corp.                         5,742             161,752
American Financial
  Realty Trust                 1           1,972              29,403
American Land Lease
  Inc.                                     2,916              48,989
American Mortgage
  Acceptance Corp.                         3,300              57,288
Annaly Mortgage
  Management Inc.                          4,400              87,604
Archstone-Smith Trust                     10,647             255,528
Arden Realty Inc.                          4,368             113,350
AvalonBay
  Communities Inc.                         6,232             265,732
Boston Properties Inc.                     6,081             266,348
Camden Property
  Trust                                    3,234             113,028
Capital Alliance
  Income Trust Ltd.                        1,300              24,960
Capital Automotive                         1,653              46,267
Capstead Mortgage
  Corp.                                    4,800              54,096
CarrAmerica Realty
  Corp.                                    6,510             181,043
CBL & Associates
  Properties Inc.                          2,548             109,564
Cedar Income Fund
  Ltd.                         1           3,500              18,354
Chelsea Property
  Group Inc.                               3,156             127,218
Crescent Real Estate
  Equities Co.                             6,613             109,842
Crown American
  Realty Trust                             2,566              27,559
Duke Realty Corp.                          8,408             231,640
Essex Property Trust
  Inc.                                     1,249              71,505
Federal Realty
  Investment Trust                         3,557             113,824
FelCor Lodging Trust
  Inc.                                     3,037              23,840
Friedman, Billings,
  Ramsey Group, Inc.
  Class A                                  6,429              86,149
General Growth
  Properties Inc.                          3,914             244,390
Getty Realty Corp.                         2,600              58,032
Great Lakes REIT Inc.                      3,419              54,704
Health Care Property
  Investors Inc.                           4,057             171,814
Health Care REIT Inc.                      2,118              64,599
Heritage Property
  Investment Trust
  Inc.                                     2,741              74,226
Highwoods Properties
  Inc.                                     2,659              59,296
Hospitality Properties
  Trust                                    4,735             147,969
Host Marriott Corp.            1          14,160             129,564
HRPT Properties Trust                      8,685              79,902
iStar Financial Inc.                       7,616             277,984
Kimco Realty Corp.                         6,283             238,126
Koger Equity Inc.                          2,791              48,089
Kramont Realty Trust                       1,700              28,050
Liberty Property Trust                     4,578             158,399
Mack-Cali Realty
  Corp.                                    4,569             166,220
Maguire Properties
  Inc.                         1           1,432              27,566
Mid-America
  Apartment
  Communities Inc.                         1,642              44,350
Mission West
  Properties Inc.                          2,400              27,288
New Plan Excel Realty
  Trust                                    6,847             146,183
Parkway Properties
  Inc.                                     1,950              81,998
Post Properties Inc.                       1,583              41,950
ProLogis                                  11,256             307,289
Public Storage Inc.                        7,838             265,473


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June 30, 2003 (Unaudited)

--------------------------------------------------------------------
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Master Portfolio
--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Regency Centers
  Corp.                                    4,395        $    153,737
Rouse Co. (The)                            5,899             224,752
Senior Housing
  Properties Trust                         4,318              58,552
SL Green Realty Corp.                      3,471             121,103
Thornburg Mortgage
  Inc.                                     2,392              59,082
Trizec Properties Inc.                     9,820             111,653
United Dominion
  Realty Trust Inc.                        7,634             131,457
Vornado Realty Trust                       7,445             324,602
Washington Real
  Estate Investment
  Trust                                    2,578              70,122
Weingarten Realty
  Investors                                3,300             138,270
                                                        ------------
                                                           7,172,391
                                                        ------------
Retail--5.53%
Abercrombie & Fitch
  Co. Class A                  1           6,320             179,551
AC Moore Arts &
  Crafts Inc.                  1             895              17,927
Advance Auto Parts
  Inc.                         1           2,752             167,597
Aeropostale Inc.               1           2,630              56,492
AFC Enterprises Inc.           1           1,869              30,353
AG Services of
  America Inc.                 1           4,120              24,473
Amazon.com Inc.                1          25,390             926,481
American Eagle
  Outfitters Inc.              1           4,555              83,539
Angelo and Maxie's
  Inc.                         1           5,088              15,010
AnnTaylor Stores Corp.         1           2,620              75,849
Barnes & Noble Inc.            1           4,268              98,377
Bebe Stores Inc.               1           2,424              46,371
Big 5 Sporting Goods
  Corp.                        1             700               8,771
Big Dog Holdings Inc.          1           3,241              10,047
BJ's Wholesale Club
  Inc.                         1           4,572              68,854
Blockbuster Inc.                           2,500              42,125
Bob Evans Farms Inc.                       2,133              58,935
Borders Group Inc.             1           5,035              88,666
Brinker International
  Inc.                         1           6,199             223,288
Brown Shoe Co. Inc.                        1,408              41,958
Buckle Inc. (The)              1           1,782              34,268
Burlington Coat
  Factory Warehouse
  Corp.                                    3,019              54,040
CarMax Inc.                    1           6,777             204,327
Casey's General Store
  Inc.                                     2,654              37,528
Cash America
  International Inc.                       4,822              63,747
Cato Corp. Class A                         2,013              42,434
CBRL Group Inc.                            3,436             133,523
Charlotte Russe
  Holding Inc.                 1           2,200              22,704
Charming Shoppes
  Inc.                         1           6,277              31,197
Chico's FAS Inc.               1           5,022             105,713
Children's Place Retail
  Stores Inc. (The)            1           1,911              37,952
Christopher & Banks
  Corp.                        1           1,968              72,796
Claire's Stores Inc.                       3,172              80,442
Coach Inc.                     1           6,204             308,587
Coldwater Creek Inc.           1           1,612              19,876
Cole National Corp.            1           2,758              34,530
Copart Inc.                    1           4,773              45,105
Cost Plus Inc.                 1           1,283              45,752
CSK Auto Corp.                 1           2,765              39,954
Dollar Tree Stores Inc.        1           7,364             233,660
Dress Barn Inc.                1           1,901              24,086
Drugstore.com Inc.             1           7,600              44,384
Duane Reade Inc.               1           2,400              35,400
Elder-Beerman Stores
  Corp.                        1           6,193              36,229
Electronics Boutique
  Holdings Corp.               1           1,597              36,907
Factory 2-U Stores
  Inc.                         1           1,223               6,091
FAO Inc.                       1           9,531              22,207
Foot Locker Inc.                           7,763             102,860
Footstar Inc.                  1           2,797              36,361
Fred's Inc.                                2,375              88,303
FreeMarkets Inc.               1           3,271              22,766
Galyan's Trading Co.           1           1,026              14,713
GameStop Corp.                 1           2,221              28,695
Genesco Inc.                   1           1,499              26,532
Goody's Family
  Clothing Inc.                1           3,491              30,197
Group 1 Automotive
  Inc.                         1           1,347              43,656
Guitar Center Inc.             1           1,598              46,342
Haverty Furniture
  Companies Inc.                           2,222              38,885
Hot Topic Inc.                 1           2,046              55,058
IKON Office Solutions
  Inc.                                     6,505              57,895
Jewett-Cameron
  Trading Co. Ltd.             1           2,100              11,130
Jill (J.) Group Inc.
  (The)                        1           2,031              34,202
Jo-Ann Stores Inc.             1           2,202              55,711
Kenneth Cole
  Productions Class A          1           1,374              26,779
Kirkland's Inc.                1             520               8,398
Kmart Holding Corp.            1           1,293              34,976
Krispy Kreme
  Doughnuts Inc.               1           4,710             193,958
Linens 'N Things Inc.          1           2,442              57,656
Lithia Motors Inc.
  Class A                      1           1,725              27,893
Lone Star Steakhouse
  & Saloon Inc.                            2,249              48,961
Longs Drug Stores
  Corp.                                    3,000              49,800
MarineMax Inc.                 1             919              12,866
Men's Wearhouse Inc.
  (The)                        1           2,896              63,278
Michaels Stores Inc.           1           4,300             163,658
Mothers Work Inc.              1           1,200              32,124
Movie Gallery Inc.             1           1,631              30,092
MSC Industrial Direct
  Co. Inc. Class A             1           2,211              39,577
Neiman-Marcus
  Group Inc. Class A           1           2,992             109,507
99 Cents Only Stores           1           5,017             172,183
Nyer Medical Group
  Inc.                         1           1,220               1,513
O'Charley's Inc.               1           1,668              35,912


162
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June 30, 2003 (Unaudited)

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--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Odd Job Stores Inc.            1           1,887        $      5,397
OfficeMax Inc.                 1           7,191              47,101
1-800 CONTACTS INC.            1             774              18,945
O'Reilly Automotive
  Inc.                         1           3,404             113,660
Outback Steakhouse
  Inc.                                     4,694             183,066
Overstock.com Inc.             1             700              10,157
Pacific Sunwear of
  California Inc.              1           3,616              87,109
Pantry Inc. (The)              1           2,400              18,936
Payless ShoeSource
  Inc.                         1           4,212              52,650
PC Connection Inc.             1           1,709              11,621
Pep Boys-Manny, Moe
  & Jack Inc.                              2,486              33,586
PETCO Animal
  Supplies Inc.                1             737              16,022
PETsMART Inc.                  1           8,771             146,213
Pier 1 Imports Inc.                        6,351             129,560
Priceline.com Inc.             1           1,954              43,743
Regis Corp.                                3,308              96,097
Rite Aid Corp.                 1          27,018             120,230
Ross Stores Inc.                           4,900             209,426
Ruby Tuesday Inc.                          3,710              91,748
Ryan's Family Steak
  Houses Inc.                  1           5,636              78,904
Saks Inc.                      1           9,662              93,721
School Specialty Inc.          1           1,452              41,324
7-Eleven Inc.                  1           5,909              62,340
Sharper Image Corp.            1             671              18,298
ShopKo Stores Inc.             1           3,700              48,100
Smart & Final Inc.             1           3,830              17,733
Sonic Automotive Inc.          1           3,298              72,259
Sports Resorts
  International Inc.           1           7,773              37,777
Stage Stores Inc.              1           1,988              46,718
Stamps.com Inc.                1           4,200              20,160
Steak n Shake
  Company (The)                1           2,389              36,432
Stein Mart Inc.                1           2,429              14,550
Systemax Inc.                  1           2,716               9,234
Talbots Inc. (The)                         3,808             112,146
Too Inc.                       1           2,200              44,550
Tractor Supply Co.             1           1,500              71,625
Trans World
  Entertainment Corp.          1           3,864              19,784
Tuesday Morning
  Corp.                        1           3,000              78,900
Tweeter Home
  Entertainment
  Group Inc.                   1           1,364              11,840
Ultimate Electronics
  Inc.                         1             661               8,474
United Auto Group Inc.         1           2,700              58,806
Urban Outfitters Inc.          1           1,853              66,523
Value City Department
  Stores Inc.                  1           2,744               6,064
Wet Seal Inc. Class A          1           2,493              26,625
Whitehall Jewellers
  Inc.                         1           1,337              12,127
Williams-Sonoma Inc.           1           7,376             215,379
Wilsons The Leather
  Experts Inc.                 1           1,298               9,359
Zale Corp.                     1           2,383              95,320
                                                        ------------
                                                           8,790,879
                                                        ------------
Semiconductors--1.90%
Aetrium Inc.                   1           1,228               1,805
Agere Systems Inc.
  Class A                      1          36,200              84,346
Agere Systems Inc.
  Class B                      1          65,300             150,190
Alliance
  Semiconductor
  Corp.                        1           2,230              10,793
Amkor Technology
  Inc.                         1          11,173             146,813
ANADIGICS Inc.                 1           1,914               6,297
Atmel Corp.                    1          28,920              73,168
Axcelis Technologies
  Inc.                         1           5,870              35,924
AXT Inc.                       1           1,892               2,214
Brooks Automation
  Inc.                         1           3,274              37,127
ChipPAC Inc. Class A           1           4,400              33,748
Cirrus Logic Inc.              1           5,157              20,731
Cohu Inc.                                  1,718              26,801
Conexant Systems
  Inc.                         1          15,721              64,456
Credence Systems
  Corp.                        1           4,230              35,828
Cree Inc.                      1           4,772              77,688
Cypress
  Semiconductor
  Corp.                        1           7,447              89,364
EMCORE Corp.                   1           2,438               7,997
Entegris Inc.                  1           6,390              85,882
GlobeSpanVirata Inc.           1           8,988              74,151
Integrated Circuit
  Systems Inc.                 1           4,400             138,292
Integrated Device
  Technology Inc.              1           6,781              74,930
Integrated Silicon
  Solution Inc.                1           1,368               9,494
International Rectifier
  Corp.                        1           4,266             114,414
Intersil Corp. Class A         1           8,953             238,239
IXYS Corp.                     1           1,720              13,708
Kopin Corp.                    1           4,600              28,152
Lam Research Corp.             1           8,399             152,946
Lattice Semiconductor
  Corp.                        1           6,092              50,137
LTX Corp.                      1           3,108              26,791
MEMC Electronics
  Materials Inc.               1          13,186             129,223
Microchip Technology
  Inc.                                    12,387             305,092
Microtune Inc.                 1           3,186              10,195
Monolithic System
  Technology Inc.              1           1,875              16,988
Multilink Technology
  Corp.                        1           4,087              10,994
OmniVision
  Technologies Inc.            1           3,101              96,751
ON Semiconductor
  Corp.                        1          16,574              44,750
ParthusCeva Inc.               1             597               4,866
Pericom
  Semiconductor
  Corp.                        1           1,688              15,698
Pixelworks Inc.                1           2,494              14,814
Rambus Inc.                    1           6,907             114,449
Silicon Laboratories
  Inc.                         1           3,300              87,912
Skyworks Solutions
  Inc.                         1           8,232              55,731

June 30, 2003 (Unaudited)

--------------------------------------------------------------------
Extended Index
Master Portfolio
--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Transmeta Corp.                1           7,945        $     12,712
TranSwitch Corp.               1           4,966               6,754
Tripath Technology Inc.        1             347                 267
TriQuint
  Semiconductor Inc.           1           7,729              32,153
Varian Semiconductor
  Equipment
  Associates Inc.              1           2,130              63,389
Veeco Instruments
  Inc.                         1           1,811              30,841
Virage Logic Corp.             1           1,566              11,338
Vitesse
  Semiconductor
  Corp.                        1           9,921              48,811
                                                        ------------
                                                           3,026,154
                                                        ------------
Software--3.26%
Actuate Corp.                  1           3,664              10,149
Acxiom Corp.                   1           5,172              78,045
Akamai Technologies
  Inc.                         1          22,869             109,314
Alloy Inc.                     1           3,700              23,865
American
  Management
  Systems Inc.                 1           2,578              36,814
Applied Graphics
  Technologies Inc.            1           1,090                 894
Apropos Technology
  Inc.                         1           1,800               4,610
Ariba Inc.                     1          15,700              46,629
Artemis International
  Solutions Corp.              1           1,111               2,222
Ascential Software
  Corp.                        1           4,381              72,024
Avid Technology Inc.           1           2,096              73,507
Axeda Systems Inc.             1           2,600               3,692
BEA Systems Inc.               1          26,058             282,990
Blue Martini Software
  Inc.                         1             629               2,277
Borland Software
  Corp.                        1           5,168              50,491
Cadence Design
  Systems Inc.                 1          17,694             213,390
Captaris Inc.                  1           1,718               5,876
CareCentric Inc.               1              56                  38
Centillium
  Communications
  Inc.                         1           1,976              19,582
Certegy Inc.                   1           4,905             136,114
CheckFree Corp.                1           5,381             149,807
ChoicePoint Inc.               1           5,558             191,862
Chordiant Software
  Inc.                         1           9,297              17,292
CMGI Inc.                      1          20,155              30,434
CNET Networks Inc.             1           7,635              47,566
Computer Horizons
  Corp.                        1           2,694              12,231
Concero Inc.                   1             600                 240
Concerto Software Inc.         1           1,762              16,193
Corillian Corp.                1           2,647               4,500
Corio Inc.                     1           3,664               5,862
CSG Systems
  International Inc.           1           3,298              46,601
DataTRAK
  International Inc.           1           1,587               6,173
Datawatch Corp.                1           3,500               9,639
Digi International Inc.        1           3,953              22,730
Digital Impact Inc.            1           3,503               6,481
DigitalThink Inc.              1           2,890               9,104
Docent Inc.                    1             866               2,944
Documentum Inc.                1           3,404              66,957
DoubleClick Inc.               1           8,778              81,197
DSL.net Inc.                   1           3,700               1,924
EarthLink Inc.                 1           8,398              66,260
EasyLink Services
  Corp. Class A                1             466                 326
ebix.com Inc.                  1           1,591              10,803
eBT International Inc.                        53                 272
Edwards (J.D.) & Co.           1           7,363             105,512
eFunds Corp.                   1           4,500              51,885
Elevon Inc.                    1           1,028               1,316
Embarcadero
  Technologies Inc.            1           2,200              15,400
eMerge Interactive
  Inc. Class A                 1           2,362               1,819
ePresence Inc.                 1           2,346               5,701
eSpeed Inc.                    1           1,530              30,233
EXE Technologies Inc.          1             614               3,088
F5 Networks Inc.               1           2,400              40,440
FileNET Corp.                  1           2,364              42,647
FirePond Inc.                  1             275                 886
Geoworks Corp.                 1           1,820                 237
Global Payments Inc.                       2,429              86,230
GraphOn Corp.                  1           2,600                 520
Identix Inc.                   1           3,541              22,485
Informatica Corp.              1           4,600              31,786
Information Architects
  Corp.                        1             162                  91
Information
  Resources Inc.               1           6,741              26,627
InfoSpace Inc.                 1           1,856              25,186
InteliData
  Technologies Corp.           1           3,100               9,486
Interactive Intelligence
  Inc.                         1           1,900               7,163
Interland Inc.                 1           8,267               8,102
Internet Capital Group
  Inc.                         1           1,984                 952
Internet Pictures Corp.        1           4,691              19,937
Inter-Tel Inc.                             2,668              56,615
iVillage Inc.                  1           4,553               6,738
JDA Software Group
  Inc.                         1           2,263              25,323
Jupitermedia Corp.             1           2,900              11,600
Kana Software Inc.             1           1,753               5,312
Keane Inc.                     1           4,547              61,976
Legato Systems Inc.            1           6,209              52,094
Lightspan Inc.                 1           4,460               3,024
Liquid Audio Inc.                          2,300                 817
Loudeye Technologies
  Inc.                         1           3,412               2,730
Macromedia Inc.                1           4,209              88,557
Magma Design
  Automation Inc.              1           2,341              40,148
Manugistics Group
  Inc.                         1           4,258              17,500
Mercator Software
  Inc.                         1           1,682               2,506
Micromuse Inc.                 1           4,592              36,690
MicroStrategy Inc.
  Class A                      1             583              21,239
Navidec Inc.                   1             239                 693
NaviSite Inc.                  1           1,932               5,313
NDCHealth Corp.                            2,281              41,856
Neoforma Inc.                  1           1,383              15,102


164
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Schedule of Investments--(Continued)
June 30, 2003 (Unaudited)

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Extended Index
Master Portfolio
--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Net2Phone Inc.                 1           2,300        $      9,959
Netegrity Inc.                 1           2,180              12,731
netGuru Inc.                   1           1,600               2,021
NetIQ Corp.                    1           4,043              62,505
Network Associates
  Inc.                         1           9,888             125,380
Network Commerce
  Inc.                         1             446                   3
NexPrise Inc.                  1           1,572               4,952
NIC Inc.                       1           4,900              14,308
Niku Corp.                     1           7,527              34,248
Openwave Systems
  Inc.                         1          10,192              19,874
Opsware Inc.                   1           4,347              17,475
Optika Inc.                    1           2,200               3,300
Overture Services Inc.         1           3,700              67,081
Pegasystems Inc.               1           4,283              31,566
Per-Se Technologies
  Inc.                         1           1,301              14,610
Pinnacle Systems Inc.          1           3,968              42,458
Pinnacor Inc.                  1           3,770               7,238
Pixar Inc.                     1           3,575             217,503
PLATO Learning Inc.            1           2,666              15,330
Plumtree Software
  Inc.                         1           4,929              20,209
Portal Software Inc.           1          11,200              22,400
PracticeWorks Inc.             1           2,223              42,904
Printcafe Software
  Inc.                         1           1,900               4,902
ProQuest Co.                   1           2,665              68,757
Pumatech Inc.                  1           3,134              10,656
RealNetworks Inc.              1          11,688              79,245
Renaissance Learning
  Inc.                         1           2,612              57,203
Reynolds & Reynolds
  Co. (The) Class A                        4,827             137,859
Roxio Inc.                     1           1,004               6,717
SAFLINK Corp.                  1           5,282              33,488
SCO Group Inc. (The)           1           2,466              23,600
SeaChange
  International Inc.           1           1,609              15,350
SeeBeyond
  Technology Corp.             1           5,000              11,550
SERENA Software Inc.           1           3,000              62,640
SpeechWorks
  International Inc.           1           2,100               9,870
SPSS Inc.                      1           1,333              22,314
Stellent Inc.                  1           1,622               8,759
SupportSoft Inc.               1           2,388              15,498
SVI Solutions Inc.             1           3,111               7,435
Sybase Inc.                    1           6,604              91,862
Synplicity Inc.                1           2,100              10,983
Tarantella Inc.                1           6,762              14,200
TeleCommunication
  Systems Inc.                 1           2,400               4,968
3DO Co. (The)                  1             457                 165
TIBCO Software Inc.            1          12,741              64,852
Total System Services
  Inc.                                    12,760             284,548
TradeStation Group
  Inc.                         1           1,894              19,432
Trident Microsystems
  Inc.                         1           3,746              34,089
TriZetto Group Inc.
  (The)                        1           3,100              18,724
Ulticom Inc.                   1           2,644              25,118
United Leisure Corp.           1           1,400                 280
VA Software Corp.              1           3,372               7,284
ValueClick Inc.                1           8,117              48,946
Verint Systems Inc.            1           1,522              38,674
Verticalnet Inc.               1             540                 842
VIA NET.WORKS Inc.             1           5,295               5,189
Vie Financial Group
  Inc.                         1           3,000                 210
Viewlocity Inc.                1             247                  89
Viewpoint Corp.                1           2,281               2,578
Vignette Corp.                 1          14,744              30,668
VitalStream Holdings
  Inc.                         1           2,000                 500
VitalWorks Inc.                1           3,692              14,583
Vitria Technology Inc.         1           2,300              13,018
V-One Corp.                    1           2,900                 377
webMethods Inc.                1           3,956              32,162
Websense Inc.                  1           1,849              28,955
Wind River Systems
  Inc.                         1           4,198              15,994
                                                        ------------
                                                           5,186,671
                                                        ------------
Telecommunication Equipment--0.61%
ADTRAN Inc.                    1           2,418             124,019
Advanced Fibre
  Communications
  Inc.                         1           5,508              89,615
AltiGen
  Communications
  Inc.                         1           4,300               6,278
American Tower Corp.
  Class A                      1          11,822             104,625
Arris Group Inc.               1           2,793              13,853
Avanex Corp.                   1           4,246              16,984
Carrier Access Corp.           1           2,356               5,136
CommScope Inc.                 1           3,405              32,348
Copper Mountain
  Networks Inc.                1             310               3,348
Corvis Corp.                   1          22,585              32,748
CoSine
  Communications
  Inc.                         1             689               4,188
Digital Lightwave Inc.         1           1,877               2,027
8X8 Inc.                       1           2,583               1,292
Endwave Corp.                  1           1,466               3,870
Glenayre
  Technologies Inc.            1           4,286               5,872
Handspring Inc.                1           8,220               9,289
Harmonic Inc.                  1           4,053              16,496
Harris Corp.                               4,335             130,267
Integrated Telecom
  Express Inc.                 2           2,206                  --
Ixia                           1           2,956              19,007
Loral Space &
  Communications
  Ltd.                         1           1,770               5,399
Network Engines Inc.           1           2,444               9,287
New Focus Inc.                 1           4,270              15,970
NMS
  Communications
  Corp.                        1           1,980               3,903
NumereX Corp.
  Class A                      1           3,600              10,224
Oplink
  Communications
  Inc.                         1          10,617              19,854
Optical Cable Corp.            1             481               3,362
P-Com Inc.                     1             821                  78
Peco II Inc.                   1           1,314                 825

June 30, 2003 (Unaudited)

--------------------------------------------------------------------
Extended Index
Master Portfolio
--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Proxim Corp. Class A           1           4,338        $      6,333
RF Micro Devices Inc.          1          10,452              62,921
SBA Communications
  Corp.                        1           2,700               8,208
Sonus Networks Inc.            1          13,009              65,435
Stratex Networks Inc.          1           5,360              17,152
Sycamore Networks
  Inc.                         1          17,300              66,259
Telaxis
  Communications
  Corp.                        1           1,737               1,598
Terayon
  Communication
  Systems Inc.                 1           5,168              14,109
Tollgrade
  Communications
  Inc.                         1             928              17,307
Viasat Inc.                    1           1,314              18,843
                                                        ------------
                                                             968,329
                                                        ------------
Telecommunications--3.53%
ACTV Inc.                      1           3,667               3,594
Adaptec Inc.                   1           6,100              47,458
Aether Systems Inc.            1           2,500              12,250
Airnet
  Communications
  Corp.                        1           2,639               2,850
Alaska
  Communications
  Systems Group Inc.           1           5,700              20,064
Allen Telecom Inc.             1           2,811              46,438
American Access
  Technologies Inc.            1           2,800               2,940
Anaren Inc.                    1           1,506              14,111
Anixter International
  Inc.                         1           3,047              71,391
Applied Digital
  Solutions Inc.               1           3,900               2,340
Applied Innovation
  Inc.                         1           1,000               3,460
Applied Signal
  Technology Inc.                          2,475              42,075
Aspect
  Communications
  Corp.                        1           3,988              15,434
Audiovox Corp.
  Class A                      1           2,436              27,259
Avocent Corp.                  1           3,047              91,197
Catapult
  Communications
  Corp.                        1           1,500              15,930
C-COR.net Corp.                1           2,770              13,573
Celeritek Inc.                 1           1,200               8,784
Cellular Technical
  Services Co. Inc.            1           1,000                 760
Centennial
  Communications
  Corp.                        1           6,072              24,288
Charter
  Communications
  Inc. Class A                 1          18,900              75,033
Choice One
  Communications
  Inc.                         1           3,557               1,138
Com21 Inc.                     1           5,130                 693
Commonwealth
  Telephone
  Enterprises Inc.             1           1,623              71,363
Comtech
  Telecommunications
  Corp.                        1           1,200              33,888
Cox Communications
  Inc. Class A                 1          38,128           1,216,283
Crown Castle
  International Corp.          1          13,997             108,757
D&E Communications
  Inc.                                     3,424              39,205
Deltathree Inc.                1           2,063               1,341
Ditech
  Communications
  Corp.                        1           1,800               8,964
Dobson
  Communications
  Corp. Class A                1           5,771              30,413
EchoStar
  Communications
  Corp.                        1          15,856             548,935
EMS Technologies
  Inc.                         1           1,920              25,478
Emulex Corp.                   1           5,308             120,863
Finisar Corp.                  1          11,000              17,050
General
  Communication Inc.
  Class A                      1           5,033              43,586
General Motors Corp.
  Class H                      1          69,288             887,579
GoAmerica Inc.                 1           3,846               1,346
Hickory Tech Corp.                         1,303              14,594
High Speed Access
  Corp.                                    8,400               1,260
Hungarian Telephone
  and Cable Corp.              1           1,300              11,895
IDT Corp.                      1           1,739              31,128
IDT Corp. Class B              1           2,339              41,166
I-Link Inc.                    1           2,839                 809
Inet Technologies Inc.         1           3,100              30,907
Infonet Services Corp.
  Class B                      1          19,395              30,838
InterDigital
  Communications
  Corp.                        1           5,749             134,354
InterVoice-Brite Inc.          1           2,790              13,783
Intrado Inc.                   1           3,100              48,949
Itron Inc.                     1           1,079              23,263
LCC International Inc.
  Class A                      1           2,000               5,480
Leap Wireless
  International Inc.           1           3,255                 163
Level 3
  Communications
  Inc.                         1          26,961             179,021
Lexent Inc.                    1           2,535               3,549
Liberty Satellite &
  Technology Inc.
  Class A                      1           2,060               5,356
Lightbridge Inc.               1           2,241              19,631
LightPath
  Technologies Inc.
  Class A                      1             868               2,613
MarketWatch.com Inc.           1           2,525              21,109
MasTec Inc.                    1           3,042              17,522
MCK Communications
  Inc.                         1           1,300               3,354

June 30, 2003 (Unaudited)

----------------------------------------------------------------------
Extended Index
Master Portfolio
----------------------------------------------------------------------
Security                                    Shares               Value
----------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------
Metro One
  Telecommunications
  Inc.                           1           1,915        $      9,881
MRV Communications
  Inc.                           1           9,135              18,361
Netro Corp.                      1           3,300               9,504
Newport Corp.                    1           2,305              34,114
Nextel Partners Inc.
  Class A                        1          11,000              80,300
Nucentrix Broadband
  Networks Inc.                  1           2,700               2,376
Pac-West Telecomm
  Inc.                           1           2,800               2,072
PanAmSat Corp.                   1           9,654             177,923
Plantronics Inc.                 1           2,620              56,775
Powerwave
  Technologies Inc.              1           3,813              23,908
Price Communications
  Corp.                          1           3,564              46,011
Primus
  Telecommunications
  Group Inc.                     1           2,354              12,100
PTEK Holdings Inc.               1           4,348              21,088
RCN Corp.                        1          13,410              26,552
Rural Cellular Corp.
  Class A                        1           3,717              15,611
Savvis
  Communications
  Corp.                          1           6,224               5,602
Sirius Satellite Radio
  Inc.                           1          58,859              99,472
Somera
  Communications
  Inc.                           1           5,500               8,030
Sorrento Networks
  Corp.                          1           1,494               3,959
SpectraLink Corp.                1           2,266              22,388
Superior Telecom Inc.            1           4,027                 161
Tekelec                          1           3,821              43,177
Time Warner Telecom
  Inc. Class A                   1           2,500              15,925
Triton PCS Holdings
  Inc. Class A                   1           3,700              18,685
Tut Systems Inc.                 1           2,700              10,638
United Online Inc.               1           2,800              70,952
United States Cellular
  Corp.                          1           5,909             150,384
UTStarcom Inc.                   1           1,600              56,912
Vixel Corp.                      1          11,584              74,138
WebEx Communications
  Inc.                           1           3,000              41,850
Westell Technologies
  Inc. Class A                   1           3,058              26,452
Western Wireless
  Corp. Class A                  1           4,526              52,185
WorldGate
  Communications
  Inc.                           1           2,600                 884
XETA Technologies
  Inc.                           1           3,893              14,871
Zoom Telephonics Inc.            1           2,200               2,332
Z-Tel Technologies Inc.          1           6,302              16,133
                                                          ------------
                                                             5,610,561
                                                          ------------
Telephone--0.28%
Cincinnati Bell Inc.             1          13,326              89,284
Covista
  Communications
  Inc.                           1           1,984               6,210
Focal
  Communications
  Corp.                          1             120                   2
Focal
  Communications
  Corp. Warrants
  (Expires 12/14/07)           1 2             661                  --
NTL Inc.                         1           2,145              73,187
TALK America
  Holdings Inc.                  1           2,796              30,504
Telephone & Data
  Systems Inc.                               5,036             250,289
                                                          ------------
                                                               449,476
                                                          ------------
Textiles--0.51%
Columbia Sportswear
  Co.                            1           2,723             139,989
Cone Mills Corp.                 1           3,737               5,942
Culp Inc.                        1             581               4,009
Dan River Inc. Class A           1           5,319              14,308
G&K Services Inc.
  Class A                                    2,016              59,674
Guess ? Inc.                     1           2,319              13,914
Hallwood Group Inc.              1           2,000              29,200
Kellwood Co.                                 2,341              74,046
Mohawk Industries
  Inc.                           1           4,607             255,827
Nautica Enterprises
  Inc.                           1           2,466              31,639
Polo Ralph Lauren
  Corp.                                      2,662              68,653
Quaker Fabric Corp.                          5,100              33,660
Sport-Haley Inc.                 1           1,232               5,039
Tag-It Pacific Inc.              1           2,669              15,293
Tarrant Apparel Group            1           2,213               6,462
Wolverine World Wide
  Inc.                                       3,059              58,916
                                                          ------------
                                                               816,571
                                                          ------------
Tobacco--0.06%
Universal Corp.                              1,381              58,416
Vector Group Ltd.                            2,530              44,275
                                                          ------------
                                                               102,691
                                                          ------------
Toys/Games/Hobbies--0.16%
Action Performance
  Companies Inc.                             1,445              27,455
Boyds Collection Ltd.
  (The)                          1           5,400              25,434
Fotoball USA Inc.                1           2,400               7,560
Jakks Pacific Inc.               1           1,528              20,307
LeapFrog Enterprises
  Inc.                           1             840              26,720
Marvel Enterprises
  Inc.                           1           3,936              75,178
Media Arts Group Inc.            1           2,281               5,862
Multimedia Games
  Inc.                           1             800              20,400
Topps Co. (The)                  1           4,511              38,749
                                                          ------------
                                                               247,665
                                                          ------------

June 30, 2003 (Unaudited)

--------------------------------------------------------------------
Extended Index
Master Portfolio
--------------------------------------------------------------------
Security                                  Shares               Value
--------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------
Transportation--1.16%
Air T Inc.                     1           1,000        $      2,450
Airborne Inc.                              2,660              55,594
Airnet Systems Inc.            1           5,219              21,137
Alexander & Baldwin
  Inc.                                     1,900              50,407
Allied Holdings Inc.           1             490               1,622
Arkansas Best Corp.                        1,023              24,337
Atlas Air Worldwide
  Holdings Inc.                1           2,404               3,534
Boyd Brothers
  Transportation Inc.          1           2,400               9,840
CH Robinson
  Worldwide Inc.                           5,686             202,194
CNF Inc.                                   3,138              79,642
Dollar Thrifty
  Automotive Group
  Inc.                         1           1,879              34,855
EGL Inc.                       1           3,073              46,710
Expeditors
  International
  Washington Inc.                          6,808             235,829
Florida East Coast
  Industries Inc.                          3,095              79,077
Forward Air Corp.              1           1,393              35,340
General Maritime
  Corp.                        1           7,846              79,637
GulfMark Offshore Inc.         1           2,000              33,760
Heartland Express Inc.         1           4,221              93,917
Hunt (J.B.) Transport
  Services Inc.                1           2,146              81,012
Kansas City Southern
  Industries Inc.              1           2,519              30,304
Kirby Corp.                    1           1,735              48,927
Landstar System Inc.           1           1,128              70,895
Offshore Logistics Inc.        1           1,491              32,429
OMI Corp.                      1           4,903              30,202
Overseas Shipholding
  Group Inc.                               2,129              46,859
P.A.M. Transportation
  Services Inc.                1             513              12,887
Pacer International Inc.       1           2,195              41,398
Petroleum Helicopters
  NV                           1           1,220              36,783
Roadway Corp.                              1,765              50,355
SCS Transportation
  Inc.                         1             724               9,144
Swift Transportation
  Co. Inc.                     1           5,822             108,406
USF Corp.                                  1,375              37,084
Velocity Express Corp.         1             200                 175
Werner Enterprises
  Inc.                                     4,029              85,415
Yellow Corp.                   1           1,448              33,521
                                                        ------------
                                                           1,845,678
                                                        ------------
Trucking & Leasing--0.05%
AMERCO                         1           1,611              11,470
GATX Corp.                                 3,600              58,860
Willis Lease Finance
  Corp.                        1           2,468              11,501
                                                        ------------
                                                              81,831
                                                        ------------
Water--0.11%
California Water
  Service Group                            1,464              41,168
Connecticut Water
  Service Inc.                             1,000              25,550
Philadelphia
  Suburban Corp.                           4,339             105,785
                                                        ------------
                                                             172,503
                                                        ------------
TOTAL COMMON STOCKS
 (Cost: $192,177,712)                                    156,911,226
                                                        ------------

------------------------------------------------------------
                                     Shares or
Security                             Principal         Value
------------------------------------------------------------
SHORT TERM INSTRUMENTS--13.58%
------------------------------------------------------------
Barclays Global
  Investors Funds
  Institutional Money
  Market Fund,
  Institutional Shares           3  12,580,083    12,580,083
Barclays Global
  Investors Funds
  Prime Money
  Market Fund,
  Institutional Shares           3   3,368,610     3,368,610
BlackRock Temp Cash
  Money Market Fund              3     169,876       169,876
Short Term Investment
  Co.--Liquid Assets
  Money Market
  Portfolio                      3     883,316       883,316
Short Term Investment
  Co.--Prime Money
  Market Portfolio,
  Institutional Shares           3     374,290       374,290
Abbey National Treasury Services PLC, Time Deposit
  1.38%, 07/01/03                3   $ 224,574       224,574
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04                3     187,117       187,117
  1.17%, 08/15/03                3     280,733       280,733
Canadian Imperial Bank of Commerce, Floating Rate Note
  1.07%, 10/30/03                3     149,716       149,716
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04                3     164,679       164,679
  1.31%, 05/24/04                3     374,253       374,253
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04                3     374,234       374,234
Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04                3     187,145       187,145
HBOS Treasury Services PLC, Floating Rate Note
  1.27%, 06/24/04                3     374,290       374,290
Holmes Financing PLC, Floating Rate Bond
  1.14%, 04/15/04                3      74,858        74,858
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04                3     187,136       187,136
  1.22%, 04/13/04                3     187,136       187,136
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04                3     187,108       187,108
  1.08%, 03/29/04                3     187,145       187,145
  1.29%, 05/04/04                3     187,136       187,136
Sigma Finance Inc., Floating Rate Note
  1.13%, 10/15/03                3     374,271       374,271
U.S. Treasury Bill
  0.85%, 09/25/03              4 5     100,000        99,795
White Pine Finance LLC, Floating Rate Note
  1.07%, 04/20/04                3     187,145       187,145
  1.14%, 05/17/04                3     224,574       224,574
                                                  ----------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $21,589,238)                              21,589,220
                                                  ----------

June 30, 2003 (Unaudited)

-----------------------------------------------------------
Extended Index
Master Portfolio
-----------------------------------------------------------
Security                          Principal           Value
-----------------------------------------------------------
REPURCHASE AGREEMENTS--0.16%
-----------------------------------------------------------
Bank of America NA
  Repurchase Agreement,
  dated 06/30/03, due
  07/01/03, with an
  effective yield of
  1.30%.                       3   $187,145    $    187,145
Merrill Lynch
  Government
  Securities Inc.
  Repurchase Agreement,
  dated 06/30/03, due
  07/01/03, with an
  effective yield of
  1.38%.                       3     74,858          74,858
                                               ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $262,003)                                   262,003
                                               ------------
TOTAL INVESTMENTS
IN SECURITIES--112.43%
 (Cost $214,028,953)                            178,762,449
Other Assets, Less Liabilities--(12.43%)        (19,762,849)
                                               ------------
NET ASSSETS--100.00%                           $158,999,600
                                               ============

Notes to the Schedule of Investments:
1 Non-income earning securities.
2 Security valued at fair value in accordance with procedures approved by the
  Board of Trustees. See Note 1.
3 All or a portion of this security represents investments of securities lending collateral.
4 Yield to Maturity.
5 This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.


The accompanying notes are an integral part of these financial statements.   169

Schedule of Investments
June 30, 2003 (Unaudited)

---------------------------------------------------------------------------
International Index
Master Portfolio
---------------------------------------------------------------------------
Security                                         Shares               Value
---------------------------------------------------------------------------
COMMON STOCKS--97.36%
---------------------------------------------------------------------------
Australia--4.83%
Alumina Ltd.                                     23,078        $     62,992
Amcor Ltd.                                       16,544              90,093
AMP Ltd.                                         26,150              87,161
Australia and New
  Zealand Banking
  Group Ltd.                                     27,874             347,890
Australian Gas & Light
  Co. Ltd.                                        8,818              64,756
BHP Steel                                        18,682              46,608
Boral Ltd.                                       14,687              49,840
Brambles Industries Ltd.                         20,573              63,054
Broken Hill Proprietary
  Co. Ltd.                                       70,330             407,521
Coca-Cola Amatil Ltd.                             9,429              36,108
Cochlear Ltd.                                     1,365              29,569
Coles Myer Ltd.                                  22,151             103,989
Commonwealth Bank of
  Australia                                      23,080             457,393
Commonwealth Property
  Office Fund                                    76,841              61,840
CSL Ltd.                                          4,107              32,915
CSR Ltd.                                         28,582              37,187
Foster's Group Ltd.                              40,049             113,076
Gandel Retail Trust                              63,673              56,794
General Property Trust                           39,894              78,124
Insurance Australia
  Group Ltd.                                     34,206              77,997
James Hardie Industries
  NV                                              9,568              45,174
John Fairfax Holdings
  Ltd.                                           22,819              44,074
Lend Lease Corp. Ltd.                             7,461              41,781
Macquarie Bank Ltd.                               4,319              83,420
Macquarie Infrastructure
  Group                                          35,504              85,481
Mayne Nickless Ltd.                              17,615              32,369
Mirvac Group                                     22,744              67,725
National Australia Bank
  Ltd.                                           28,172             632,934
Newcrest Mining Ltd.                              7,097              36,411
News Corp. Ltd.                                  27,159             203,999
Orica Ltd.                                        6,721              48,816
Origin Energy Ltd.                               16,929              45,981
Patrick Corp. Ltd.                                4,614              38,834
QBE Insurance Group
  Ltd.                                           11,480              71,755
Rinker Group Ltd.                                19,958              70,137
Rio Tinto Ltd.                                    5,897             115,520
Santos Ltd.                                      16,612              65,731
Southcorp Ltd.                                   15,121              28,597
Stockland Trust Group                            23,384              78,569
Suncorp-Metway Ltd.                              10,142              78,900
TABCORP Holdings Ltd.                             9,579              69,188
Telstra Corp. Ltd.                               41,030             121,074
Transurban Group                                 10,502              33,596
Wesfarmers Ltd.                                   7,147             121,266
Westfield Holdings Ltd.                           8,786              86,028
Westfield Trust                                  40,869              94,560
Westpac Banking Corp.
  Ltd.                                           31,494             343,224
WMC Resources Ltd.                    1          23,719              55,834
Woodside Petroleum Ltd.                          10,323              85,708
Woolworths Ltd.                                  19,082             160,223
                                                               ------------
                                                                  5,391,816
                                                               ------------
Austria--0.17%
Erste Bank der
  Oesterreichischen
  Sparkassen AG                                     627              55,405
Immofinanz Immobillien
  Anlagen AG                          1           5,100              36,721
OMV AG                                              406              48,777
Telekom Austria AG                    1           4,492              50,965
                                                               ------------
                                                                    191,868
                                                               ------------
Belgium--1.00%
AGFA Gevaert NV                                   2,333              49,537
Colruyt NV                                          536              37,054
Delhaize-Le Lion SA                               1,824              55,507
Dexia Group                                      11,712             148,079
Electrabel SA                                       564             143,718
Fortis Group                                     19,367             336,270
Groupe Bruxelles
  Lambert SA                                      1,413              63,931
Interbrew SA                                      3,070              68,217
KBC Bankverzekerings
  Holding NV                                      1,801              70,711
Solvay SA                                         1,222              84,197
UCB SA                                            2,010              55,073
                                                               ------------
                                                                  1,112,294
                                                               ------------
Denmark--0.73%
AP Moller--Maersk A/S                                24             129,828
Danisco A/S                                       1,188              46,546
Danske Bank A/S                                   9,894             192,678
Group 4 Falck A/S                                 1,800              29,907
H. Lundbeck A/S                                   1,494              30,249
ISS A/S                                           1,038              37,059
Novo Nordisk A/S
  Class B                                         4,895             171,360
Novozymes A/S Class B                             1,723              47,934
TDC A/S                                           2,439              72,943
Topdanmark A/S                        1             765              27,963
Vestas Wind Systems
  A/S                                             2,382              27,244
                                                               ------------
                                                                    813,711
                                                               ------------
Finland--1.85%
Fortum OYJ                                        8,554              68,564
Instrumentarium Corp.                             1,071              40,709
Kone Corp. Class B                                1,058              44,346
Metso Corp.                                       2,294              20,416
Nokia OYJ                                        90,385           1,488,401
Outokumpu OYJ                                     3,091              27,154
Sampo OYJ Class A                                 5,653              41,482
Stora Enso OYJ Class R                           12,206             136,383
TietoEnator OYJ                                   2,065              34,764
UPM-Kymmene OYJ                                   9,571             139,694
Uponor OYJ                                        1,139              26,421
                                                               ------------
                                                                  2,068,334
                                                               ------------
France--9.47%
Accor SA                                          3,834             138,687
Alcatel SA Class A                    1          23,175             208,912
Alstom                                1           5,971              20,570
Autoroutes du Sud de la
  France SA                                       1,586              46,352
Aventis SA                                       12,725             700,097
AXA AG                                           25,939             402,423
BIC SA                                              943              36,710
BNP Paribas SA                                   14,866             755,408
Bouygues SA                                       3,823             105,539
Business Objects SA                   1           1,362              30,374
Cap Gemini SA                         1           1,982              70,375

June 30, 2003 (Unaudited)

---------------------------------------------------------------------------
International Index
Master Portfolio
---------------------------------------------------------------------------
Security                                         Shares               Value
---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
Carrefour SA                                     10,822        $    530,403
CNP Assurances                                      649              27,426
Compagnie de
  Saint-Gobain SA                                 5,697             224,200
Compagnie Generale des
  Etablissements
  Michelin Class B                                2,665             104,052
Credit Agricole SA                                5,897             112,074
Dassault Systemes SA                                842              27,654
Essilor International SA                          2,004              80,729
Etablissements
  Economiques du
  Casino Guichard-
  Perrachon SA                                      725              56,614
European Aeronautic
  Defence and Space Co.                           5,182              63,554
France Telecom SA                     1          14,420             353,705
Gecina SA                                           487              56,484
Groupe Danone                                     2,274             314,667
Groupe Wanadoo SA                     1           7,041              47,139
Hermes International                                150              21,135
Imerys SA                                           145              21,114
Lafarge SA                                        3,093             181,154
Lagardere S.C.A.                                  2,464             107,098
L'Air Liquide SA                                  1,882             279,010
L'Oreal SA                                        6,415             452,313
LVMH Moet Hennessy
  Louis Vuitton SA                                4,128             204,737
Pechiney SA Class A                               1,422              51,046
Pernod-Ricard SA                                  1,071              95,562
Pinault-Printemps-
  Redoute SA                                      1,294              97,479
PSA Peugeot Citroen                               3,538             171,859
Publicis Groupe                                   1,884              50,561
Renault SA                                        2,900             153,323
Sagem SA                                            392              31,511
Sanofi-Synthelabo SA                              6,824             399,653
Schneider Electric SA                             3,857             181,331
Societe Generale Class A                          5,977             378,876
Societe Television
  Francaise 1                                     2,389              73,523
Sodexho Alliance SA                               1,860              50,194
STMicroelectronics NV                            10,754             225,499
Suez SA                                          14,819             235,861
Technip-Coflexip SA                                 455              39,814
Thales/Ex Thomson CSF                             1,535              45,566
Thomson SA                                        3,548              54,718
Total SA                                         12,228           1,847,930
Union du Credit Bail
  Immobilier                                        914              67,699
Valeo SA                                          1,606              55,696
Veolia Environment                                4,419              90,835
Vinci SA                                          1,339              90,336
Vivendi Universal SA                  1          16,747             304,818
                                                               ------------
                                                                 10,574,399
                                                               ------------
Germany--6.06%
Adidas-Salomon AG                                   888              75,940
Allianz AG                                        4,989             414,674
Altana AG                                         1,432              90,345
BASF AG                                          10,287             439,446
Bayer AG                                         12,452             288,559
Bayerische Hypo-Und
  Vereinsbank AG                      1           6,571             108,584
Beiersdorf AG                                       543              72,582
Celesio AG                                          722              28,372
Commerzbank AG                                    8,117             113,532
Continental AG                                    2,474              51,934
DaimlerChrysler AG                               16,140             563,445
Deutsche Bank AG                                  9,675             627,509
Deutsche Boerse AG                                1,871              99,113
Deutsche Lufthansa AG                             4,137              48,457
Deutsche Post AG                                  7,817             114,811
Deutsche Telekom AG                   1          39,391             601,169
E.ON AG                                          10,894             560,078
Fresenius Medical Care
  AG                                                705              34,893
Heidelberger Zement AG                1             980              21,637
Infineon Technologies
  AG                                  1           7,888              76,270
Karstadtquelle AG                                 1,325              28,362
Linde AG                                          1,734              64,198
MAN AG                                            2,250              38,033
Marschollek,
  Lautenschlaeger und
  Partner AG                          1           1,661              24,796
Merck KGaA                                        1,198              34,806
Metro AG                                          2,806              90,707
Muenchener
  Rueckversicherungs-
  Gesellschaft AG                                 2,116             215,727
RWE AG                                            6,675             201,519
SAP AG                                            3,824             450,986
Schering AG                                       3,349             163,755
Siemens AG                                       14,861             729,044
ThyssenKrupp AG                                   6,499              74,930
TUI AG                                            3,016              44,851
Volkswagen AG                                     4,262             180,158
                                                               ------------
                                                                  6,773,222
                                                               ------------
Greece--0.36%
Alpha Bank AE                                     4,100              71,471
Coca-Cola Hellenic
  Bottling Co. SA                                 2,640              44,080
Commercial Bank of
  Greece                                          2,100              36,800
EFG Eurobank Ergasias                             4,460              67,298
Hellenic
  Telecommunications
  Organization SA                                 6,060              71,678
National Bank of Greece
  SA                                              4,961              83,973
Public Power Corp.                                1,654              29,820
                                                               ------------
                                                                    405,120
                                                               ------------
Hong Kong--1.48%
Bank of East Asia Ltd.                           30,600              60,430
BOC Hong Kong
  Holdings Ltd.                                  56,500              56,876
Cathay Pacific Airways
  Ltd.                                           21,000              28,276
Cheung Kong (Holdings)
  Ltd.                                           31,000             186,442
CLP Holdings Ltd.                                37,700             164,856
Esprit Holdings Ltd.                             14,500              35,422
Hang Seng Bank Ltd.                              13,700             144,938
Henderson Land
  Development Co. Ltd.                           13,000              37,342
Hong Kong & China Gas
  Co. Ltd.                                       73,672              93,057
Hong Kong Exchanges &
  Clearing Ltd.                                  24,000              34,470
Hongkong Electric
  Holdings Ltd.                                  27,500             107,910
Hutchison Whampoa Ltd.                           38,700             235,729

June 30, 2003 (Unaudited)

---------------------------------------------------------------------------
International Index
Master Portfolio
---------------------------------------------------------------------------
Security                                          Shares              Value
---------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
Johnson Electric
  Holdings Ltd.                                   35,000       $     43,312
Li & Fung Ltd.                                    40,000             51,551
MTR Corp. Ltd.                                    32,500             37,301
New World Development
  Co. Ltd.                                        36,000             13,965
PCCW Ltd.                             1           41,118             25,441
Shangri-La Asia Ltd.                              30,000             19,043
Sun Hung Kai Properties
  Ltd.                                            25,000            126,312
Swire Pacific Ltd. Class A                        18,500             80,897
Television Broadcasts Ltd.                         8,000             28,673
Wharf Holdings Ltd.                               24,000             46,165
                                                               ------------
                                                                  1,658,408
                                                               ------------
Ireland--0.77%
Allied Irish Banks PLC                            16,738            251,604
Bank of Ireland                                   18,631            225,716
CRH PLC                                            9,838            154,210
DCC PLC                                            1,955             26,267
Elan Corporation PLC                  1            6,400             33,073
Irish Life & Permanent
  PLC                                              5,332             57,556
Kerry Group PLC Class A               1            4,003             61,874
Ryanair Holdings PLC                  1            6,364             45,822
                                                               ------------
                                                                    856,122
                                                               ------------
Italy--3.79%
Alleanza Assicurazioni
  SpA                                              8,727             82,979
Arnoldo Mondadori
  Editore SpA                                      3,573             25,931
Assicurazioni Generali
  SpA                                             17,356            402,203
Autogrill SpA                         1            3,616             39,448
Banca Fideuram SpA                                 6,542             35,684
Banca Intesa SpA                                  66,270            211,942
Banca Monte dei Paschi
  di Siena SpA                                    20,185             55,051
Banca Nazionale del
  Lavoro SpA                          1           34,342             57,578
Banca Popolare di
  Milano SCRL                                      9,594             41,976
Banca Popolare di
  Verona e Novara SCRL                             6,893             94,195
Benetton Group SpA                                 1,637             16,975
Bulgari SpA                                        3,676             20,473
Capitalia SpA                         1           23,732             41,833
Enel SpA                                          39,130            243,997
Eni SpA                                           48,040            726,546
Fiat SpA                              1            4,995             36,366
Fineco SpA                            1           32,974             17,721
Finmeccanica SpA                                 117,916             75,558
Gruppo Editoriale
  L'Espresso SpA                                   4,516             17,892
Luxottica Group SpA                                3,167             43,242
Mediaset SpA                                      11,539             97,658
Mediobanca SpA                                     8,480             84,623
Parmalat Finanziaria SpA                          11,566             36,392
Pirelli SpA                           1           23,821             24,127
Riunione Adriatica di
  Sicurta SpA                                      5,886             89,289
Sanpaolo IMI SpA                                  19,421            180,424
Seat-Pagine Gialle SpA                1           95,859             66,598
Snam Rete Gas SpA                                 16,243             63,792
Telecom Italia Mobile SpA                         70,943            349,495
Telecom Italia SpA                                37,327            204,463
Telecom Italia SpA
  Class A                                         44,026            398,391
Tiscali SpA                           1            3,079             15,734
Unicredito Italiano SpA                           69,070            329,164
                                                               ------------
                                                                  4,227,740
                                                               ------------
Japan--20.02%
Acom Co. Ltd.                                      1,500             54,216
Advantest Corp.                                    1,300             57,597
AEON Co. Ltd.                                      4,500            103,061
AIFUL Corp.                                          900             38,376
Ajinomoto Co. Inc.                                11,000            105,351
Alps Electric Co. Ltd.                             3,000             38,426
Amada Co. Ltd.                                     5,000             16,073
Aoyama Trading Co. Ltd.                            1,400             18,655
Asahi Breweries Ltd.                               8,000             48,303
Asahi Glass Co. Ltd.                              14,000             86,862
Asahi Kasei Corp.                                 24,000             68,557
Bandai Co. Ltd.                                      700             26,700
Bank of Fukuoka Ltd.                              11,000             42,232
Bank of Yokohama Ltd.                             18,000             58,763
Benesse Corp.                                      1,500             25,859
Bridgestone Corp.                                 12,000            162,898
Canon Inc.                                        16,000            734,208
Casio Computer Co. Ltd.                            5,000             31,938
Central Glass Co. Ltd.                             4,000             23,519
Central Japan Railway
  Co.                                                 15            107,433
Chiba Bank Ltd. (The)                             15,000             53,217
Chubu Electric Power Co.
  Inc.                                            11,400            207,920
Chugai Pharmaceutical
  Co. Ltd.                                         5,200             59,070
Citizen Watch Co. Ltd.                             7,000             37,602
Credit Saison Co. Ltd.                             2,500             40,995
CSK Corp.                                          1,400             38,126
Dai Nippon Printing Co.
  Ltd.                                            12,000            126,921
Daido Life Insurance Co.
  Ltd.                                                23             49,802
Daiichi Pharmaceutical
  Co. Ltd.                                         5,500             71,639
Daikin Industries Ltd.                             4,000             73,454
Dainippon Ink &
  Chemical Inc.                                   14,000             28,332
Daito Trust Construction
  Co. Ltd.                                         1,600             33,646
Daiwa House Industry
  Co. Ltd.                                         9,000             61,911
Daiwa Securities Group
  Inc.                                            22,000            126,421
Denki Kagaku Kogyo
  Kabushiki Kaisha                                10,000             27,733
Denso Corp.                                        8,800            139,466
Dowa Mining Co. Ltd.                               5,000             19,196
East Japan Railway Co.                                63            280,175
Ebara Corporation                                  7,000             24,601
Eisai Co. Ltd.                                     4,400             90,510
FamilyMart Co. Ltd.                                1,400             25,009
Fanuc Ltd.                                         2,200            109,015
Fast Retailing Co. Ltd.                            1,100             33,987
Fuji Electric Co. Ltd.                            10,000             21,903
Fuji Photo Film Co. Ltd.                           9,000            260,088
Fujisawa Pharmaceutical
  Co. Ltd.                                         5,000             93,691
Fujitsu Ltd.                                      32,000            131,118
Furukawa Electric Co.
  Ltd.                                            13,000             42,440


172
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---------------------------------------------------------------------------
Gunma Bank Ltd.                                    9,000       $     40,924
Heavy Industries Co. Ltd.                         24,000             26,983
Hirose Electric Co. Ltd.                             600             49,619
Hitachi Ltd.                                      53,000            224,668
Honda Motor Co. Ltd.                              14,500            549,448
Hoya Corp.                                         2,100            144,635
Isetan Co. Ltd.                                    3,700             24,929
Itochu Corp.                                      26,000             65,392
Ito-Yokado Co. Ltd.                                7,000            167,604
JAFCO Co. Ltd.                                       500             28,316
Japan Airlines System
  Corp.                                           15,000             32,730
Japan Tobacco Inc.                                    14             75,669
JFE Holdings Inc.                                  9,100            136,415
JGC Corp.                                          4,000             26,917
Joyo Bank Ltd.                                    16,000             44,639
JSR Corp.                                          4,000             48,603
Kajima Corp.                                      14,000             33,229
Kaneka Corp.                                       7,000             43,140
Kansai Electric Power
  Co. Inc.                                        12,300            194,014
Kao Corp.                                         10,000            186,134
Kawasaki Heavy
  Industries Ltd.                                 24,000             24,585
Kawasaki Kisen Kaisha
  Ltd.                                            12,000             28,982
Keihin Electric Express
  Railway Co. Ltd.                                10,000             48,886
Keio Electric Railway
  Co. Ltd.                                        11,000             50,202
Keyence Corp.                                        650            119,092
Kinden Corp.                                       5,000             16,781
Kinki Nippon Railway
  Co. Ltd.                            1           27,000             70,156
Kirin Brewery Co. Ltd.                            13,000             91,376
Komatsu Ltd.                                      20,000             76,619
Konami Company Ltd.                                1,600             28,649
Konica Corp.                                       6,000             68,307
Kubota Corp.                                      21,000             57,014
Kuraray Co. Ltd.                                   8,000             52,501
Kurita Water Industries
  Ltd.                                             3,100             34,311
Kyocera Corp.                                      3,000            171,643
Kyowa Hakko Kogyo
  Co. Ltd.                                         7,000             37,776
Kyushu Electric Power
  Co. Inc.                                         7,700            119,853
Lawson Inc.                                        1,300             35,728
Mabuchi Motor Co. Ltd.                               600             45,871
Makita Corp.                                       3,000             24,360
Marubeni Corp.                                    27,000             35,078
Marui Co. Ltd.                                     7,200             63,980
Matsushita Electric
  Industrial Co. Ltd.                             39,000            386,184
Matsushita Electric
  Works Ltd.                                       8,000             47,370
Meiji Dairies Corp.                                6,000             22,236
Meiji Seika Kaisha Ltd.                            8,000             26,184
Meitec Corp.                                         800             24,318
Millea Holdings Inc.                                  28            214,066
Minebea Co. Ltd.                                  11,000             43,606
Mitsubishi Chemical
  Corp.                                           33,000             67,333
Mitsubishi Corp.                                  19,000            131,809
Mitsubishi Electric Corp.                         32,000            103,935
Mitsubishi Estate Co. Ltd.                        18,000            121,874
Mitsubishi Heavy
  Industries Ltd.                                 55,000            142,453
Mitsubishi Materials
  Corp.                               1           18,000             23,086
Mitsubishi Rayon Co.                              11,000             29,315
Mitsubishi Tokyo
  Financial Group Inc.                                74            334,641
Mitsui & Co. Ltd.                                 22,000            110,298
Mitsui Chemicals Inc.                             11,000             50,843
Mitsui Engineering &
  Shipbuilding Co. Ltd.                           17,000             21,378
Mitsui Fudosan Co. Ltd.                           13,000             83,040
Mitsui Mining &
  Smelting Co. Ltd.                               11,000             32,521
Mitsui O.S.K. Lines Ltd.                          18,000             54,716
Mitsui Sumitomo
  Insurance Co. Ltd.                              24,000            111,330
Mitsui Trust Holdings
  Inc.                                1           12,000             26,384
Mitsukoshi Ltd.                                    8,000             21,054
Mizuho Financial Group
  Inc.                                1              110             86,937
Murata Manufacturing
  Co. Ltd.                                         4,400            172,959
NEC Corp.                             1           28,000            139,913
Net One Systems Co.
  Ltd.                                                 3             14,716
NGK Insulators Ltd.                                6,000             33,279
NGK Spark Plug Co. Ltd.                            4,000             28,049
Nichii Gakkan Co.                                    400             19,988
Nidec Corp.                                          700             46,229
Nikko Cordial Corp.                               25,000            100,354
Nikon Corp.                           1            5,000             41,183
Nintendo Co. Ltd.                                  1,900            138,139
Nippon Express Co. Ltd.                           15,000             58,214
Nippon Meat Packers Inc.                           4,000             37,776
Nippon Mining Holdings
  Inc.                                            13,000             28,149
Nippon Oil Corp.                                  26,000            112,813
Nippon Sheet Glass Co.
  Ltd.                                            10,000             29,981
Nippon Steel Corp.                               101,000            138,788
Nippon Telegraph &
  Telephone Corp.                                    101            396,177
Nippon Unipac Holding                                 18             70,306
Nippon Yusen Kabushiki
  Kaisha                                          18,000             70,156
Nissan Motor Co. Ltd.                             46,700            446,484
Nisshin Seifun Group
  Inc.                                             5,000             35,519
Nissin Food Products Co.
  Ltd.                                             2,000             41,724
Nitto Denko Corp.                                  2,400             78,551
Nomura Holdings Inc.                              33,000            418,838
NSK Ltd.                                          12,000             38,176
NTN Corp.                                          9,000             33,279
NTT Data Corp.                                        24             73,954
NTT DoCoMo Inc.                                      336            727,545
Obayashi Corp.                                    13,000             39,842
OBIC Co. Ltd.                                        200             35,744
Oji Paper Co. Ltd.                                16,000             69,956
Oki Electric Industry Co.
  Ltd.                                1           11,000             31,514
Olympus Optical Co. Ltd.                           4,000             82,782
Omron Corp.                                        4,000             67,458
Oracle Corp. Japan                                   700             25,184
Oriental Land Co. Ltd.                             1,000             43,806
ORIX Corp.                                         1,500             82,948
Osaka Gas Co. Ltd.                                38,000             93,991


                                                                             173
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June 30, 2003 (Unaudited)

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Security                                         Shares               Value
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COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
Pioneer Corp.                                     3,100        $     69,706
Promise Co. Ltd.                                  1,650              61,699
Resona Holdings Inc.                  1          84,000              58,064
Ricoh Co. Ltd.                                   12,000             196,077
Rohm Co. Ltd.                                     2,000             218,030
Sankyo Co. Ltd.                                   1,100              27,437
Sankyo Co. Ltd.                                   7,700              91,958
Sanyo Electric Co. Ltd.                          28,000              95,840
Secom Co. Ltd.                                    4,000             117,260
Sekisui Chemical Co. Ltd.                         9,000              30,431
Sekisui House Ltd.                               10,000              75,786
Seven-Eleven Japan Co.
  Ltd.                                            8,000             199,209
77 Bank Ltd. (The)                                9,000              40,849
Sharp Corp.                                      17,000             218,172
Shimachu Company Ltd.                             1,200              18,888
Shimamura Co. Ltd.                                  400              22,086
Shimano Inc.                                      1,900              29,875
Shimizu Corp.                                    10,000              27,733
Shin-Etsu Chemical Co.
  Ltd.                                            6,700             228,774
Shionogi & Co. Ltd.                               6,000              81,299
Shiseido Co. Ltd.                                 7,000              68,033
Shizuoka Bank Ltd.                               12,000              80,450
Showa Denko K.K.                      1          20,000              34,812
Showa Shell Sekiyu K.K.                           4,000              28,715
Skylark Co.                                       1,900              22,548
SMC Corp.                                         1,000              84,197
Softbank Corp.                                    3,700              70,102
Sompo Japan Insurance
  Inc.                                           14,000              76,369
Sony Corp.                                       16,500             464,460
Stanley Electric Co. Ltd.                         3,000              42,748
Sumitomo Chemical Co.
  Ltd.                                           21,000              65,934
Sumitomo Corp.                                   14,000              64,593
Sumitomo Electric
  Industries Ltd.                                11,000              80,341
Sumitomo Metal
  Industries Ltd.                                72,000              49,769
Sumitomo Metal Mining
  Co. Ltd.                                       11,000              42,140
Sumitomo Mitsui
  Financial Group Inc.                               69             150,556
Sumitomo Realty &
  Development Co. Ltd.                            6,000              26,683
Sumitomo Trust &
  Banking Co. Ltd. (The)                         18,000              62,211
Suruga Bank Ltd. (The)                            4,000              23,019
Suzuken Co. Ltd.                                    800              18,988
Taiheiyo Cement Corp.                            15,000              25,734
Taisei Corp.                                     18,000              35,378
Taisho Pharmaceutical
  Co. Ltd.                                        4,000              57,764
Taiyo Yuden Co. Ltd.                              3,000              29,232
Takara Holdings Inc.                              4,000              21,587
Takashimaya Co. Ltd.                              6,000              29,831
Takeda Chemical
  Industries Ltd.                                15,900             586,608
Takefuji Corp.                                    1,290              66,931
TDK Corp.                                         2,100             103,710
Teijin Ltd.                                      18,000              44,972
Terumo Corp.                                      3,600              59,813
THK Co. Ltd.                                      2,200              29,608
TIS Inc.                                          1,100              21,070
Tobu Railway Co. Ltd.                            18,000              51,118
Toho Co. Ltd.                                     4,100              35,989
Tohoku Electric Power
  Co. Inc.                                        8,200             121,284
Tokyo Broadcasting
  System                                          1,000              12,184
Tokyo Electric Power Co.
  Inc. (The)                                     21,400             409,019
Tokyo Electron Ltd.                               2,900             137,422
Tokyo Gas Co. Ltd.                               47,000             135,041
Tokyu Corp.                                      18,000              58,014
TonenGeneral Sekiyu
  K.K.                                            6,000              42,174
Toppan Printing Co. Ltd.                         12,000              85,946
Toray Industries Inc.                            25,000              58,089
Toshiba Corp.                                    50,000             171,976
Tosoh Corporation                                11,000              24,551
Tostem Inax Holding
  Corp.                                           5,000              72,038
Toto Ltd.                                         8,000              47,504
Toyo Seikan Kaisha Ltd.                           3,000              28,057
Toyo Suisan Kaisha Ltd.                           3,000              30,456
Toyoda Gosei Co. Ltd.                             1,000              19,696
Toyota Industries
  Corporation                                     3,600              58,583
Toyota Motor Corp.                               50,600           1,310,564
Trend Micro Inc.                      1           2,000              31,064
Ube Industries Ltd.                              17,000              25,059
UFJ Holdings Inc.                     1              71             104,068
Uni-Charm Corp.                                     900              38,901
Uny Co. Ltd.                                      3,000              25,834
Ushio Inc.                                        3,000              34,728
USS Co. Ltd.                                        410              20,760
Wacoal Corp.                                      4,000              31,147
West Japan Railway
  Company                                            20              75,786
World Co. Ltd.                                    1,000              18,947
Yakult Honsha Co. Ltd.                            3,000              40,225
Yamada Denki Co. Ltd.                             1,600              35,311
Yamaha Corp.                                      3,000              41,124
Yamanouchi
  Pharmaceutical Co.
  Ltd.                                            5,900             153,796
Yamato Transport Co.
  Ltd.                                            8,000              88,545
Yokogawa Electric Corp.                           5,000              38,601
                                                               ------------
                                                                 22,355,828
                                                               ------------
Luxembourg--0.07%
Arcelor                                           6,507              75,769
                                                               ------------
                                                                     75,769
                                                               ------------
Netherlands--5.14%
ABN AMRO Holding NV                              28,093             537,139
Aegon NV                                         25,564             255,988
Akzo Nobel NV                                     5,485             145,374
ASML Holding NV                       1           8,373              79,517
Corio NV                                          1,019              32,788
DSM NV                                            1,559              65,739
Euronext NV                                       2,148              53,255
Hagemeyer NV                                      5,613              21,593
Heineken NV                                       3,729             132,320
IHC Caland NV                                       745              38,036
ING Groep NV                                     31,507             547,420
Koninklijke Ahold NV                             13,748             114,144
Koninklijke KPN NV                    1          33,553             237,734
Koninklijke Numico NV                             2,800              43,086
Koninklijke Philips
  Electronics NV                                 24,896             473,439


174
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COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
Koninklijke Vendex KBB
  NV                                               1,852       $     21,438
QIAGEN NV                             1            3,199             27,001
Reed Elsevier NV                                  11,931            140,709
Rodamco Europe NV                                  1,227             64,209
Royal Dutch Petroleum
  Co.                                             39,299          1,824,114
TNT Post Group NV                                  6,340            110,082
Unilever NV CVA                                   10,708            574,494
VNU NV                                             4,445            136,951
Wolters Kluwer NV CVA                              5,607             67,607
                                                               ------------
                                                                  5,744,177
                                                               ------------
New Zealand--0.21%
Carter Holt Harvey Ltd.                           27,340             28,651
Contact Energy Ltd.                               12,981             38,379
Sky City Entertainment
  Group Ltd.                                       9,307             51,382
Telecom Corp. of New
  Zealand Ltd.                                    37,638            115,464
                                                               ------------
                                                                    233,876
                                                               ------------
Norway--0.44%
DNB Holding ASA                                    9,504             46,872
Gjensidige NOR ASA                                 1,329             46,489
Norsk Hydro ASA                                    2,829            139,130
Norske Skogindustrier
  ASA                                              2,820             42,192
Orkla ASA                                          4,519             78,255
Statoil ASA                                        8,479             72,240
Tandberg ASA                          1            2,262             11,720
Telenor ASA                                        8,100             33,664
Tomra Systems ASA                                  3,804             16,337
                                                               ------------
                                                                    486,899
                                                               ------------
Portugal--0.36%
Banco Comercial
  Portugues SA Class R                            39,547             69,483
Banco Espirito Santo e
  Comercial de Lisboa
  SA                                               2,554             37,834
BPI-SPGS SA--
  Registered                                      12,731             35,964
Brisa-Auto Estradas de
  Portugal SA                                      6,580             37,025
CIMPOR-Cimentos de
  Portugal SGPS SA                                 3,965             15,071
Electricidade de Portugal
  SA                                              36,742             78,478
Portugal Telecom SGPS
  SA                                              16,435            117,768
Sonae SGPS SA                         1           26,102             14,687
                                                               ------------
                                                                    406,310
                                                               ------------
Singapore--0.80%
Capitaland Ltd.                                   32,000             22,533
Chartered
  Semiconductor
  Manufacturing Ltd.                  1           18,000              9,302
ComfortDelGro Corp.
  Ltd.                                1           40,000             18,285
DBS Group Holdings Ltd.                           19,652            114,944
Fraser & Neave Ltd.                                7,400             36,139
Haw Par Corp. Ltd.                                13,792             33,991
Keppel Corp. Ltd.                                 13,000             36,173
Oversea-Chinese Banking
  Corp. Ltd.--Ordinary
  Shares                                          19,350            109,881
Singapore Airlines Ltd.                           13,000             76,775
Singapore Press
  Holdings Ltd.                                    8,000             83,135
Singapore Technologies
  Engineering Ltd.                                37,000             36,559
Singapore
  Telecommunications
  Ltd.                                           121,000            103,754
United Overseas
  Bank Ltd.                                       23,392            164,714
Venture Corp. Ltd.                                 5,000             45,713
                                                               ------------
                                                                    891,898
                                                               ------------
Spain--3.75%
Abertis Infraestructuras SA                        5,004             69,933
Acciona SA                                           640             30,500
Acerinox SA                                        1,304             49,835
Actividades de
  Construccion y
  Servicios SA                                       882             37,627
Altadis SA                                         5,728            146,815
Amadeus Global Travel
  Distribution SA Class A                          4,604             26,382
Banco Bilbao Vizcaya
  Argentaria SA                                   55,609            584,306
Banco Popular Espanol
  SA                                               2,933            148,197
Banco Santander Central
  Hispano SA                                      78,296            686,023
Corporacion Mapfre SA                              1,984             21,188
Endesa SA                                         16,736            280,210
Fomento de
  Construcciones y
  Contratas SA                                     1,111             31,041
Gas Natural SDG SA                                 3,991             80,204
Grupo Dragados SA                                  2,602             52,380
Grupo Ferrovial SA                                 1,209             32,835
Iberdrola SA                                      14,353            248,553
Indra Sistemas SA                                  2,620             26,627
Industria de Diseno Textil
  SA                                               4,219            106,103
Repsol YPF SA                                     17,378            281,779
Sacyr Vallehermoso SA                              3,335             36,995
Sociedad General de
  Aguas de Barcelona
  SA                                               2,517             34,396
Telefonica SA                                     89,506          1,039,148
Terra Networks SA                     1            7,886             47,725
Union Fenosa SA                                    4,070             68,938
Zeltia SA Rights                                   3,537             23,883
                                                               ------------
                                                                  4,191,623
                                                               ------------
Sweden--2.03%
ASSA Abloy AB Class B                              5,751             55,678
Atlas Copco AB Class A                             2,360             59,701
Atlas Copco AB Class B                             1,384             32,504
Drott AB Class B                                   2,450             30,912
Electrolux AB Class B                              5,910            116,650
Eniro AB                                           4,022             34,653
Gambro AB Class A                                  3,797             25,140
Hennes & Mauritz AB
  Class B                                          8,871            203,907
Holmen AB Class B                                    962             26,258
Modern Times Group AB
  Class B                             1            1,762             27,074
Nordea AB                                         45,757            220,641


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COMMON STOCKS--(Continued)
---------------------------------------------------------------------------
OM AB                                              1,684       $     11,991
Sandvik AB                                         4,143            108,428
Securitas AB Class B                               5,726             58,655
Skandia Forsakrings AB                            17,334             46,123
Skandinaviska Enskilda
  Banken AB Class A                                9,096             92,608
Skanska AB Class B                                 8,257             47,139
SKF AB Class B                                     1,807             52,145
Svenska Cellulosa AB
  Class B                                          3,508            119,856
Svenska Handelsbanken
  AB Class A                                      10,688            174,908
Swedish Match AB                                   8,278             62,564
Tele2 AB Class B                      1            1,860             69,126
Telefonaktiebolaget LM
  Ericsson AB Class B                 1          282,288            303,272
Telia AB                                          30,809            127,778
Trelleborg AB Class B                              2,686             28,689
Volvo AB Class A                                   1,873             39,309
Volvo AB Class B                                   4,334             95,289
                                                               ------------
                                                                  2,270,998
                                                               ------------
Switzerland--7.40%
ABB Ltd.                              1           18,583             61,049
Adecco SA                                          2,565            105,664
Centerpulse AG--
  Registered                          1              198             53,280
Ciba Specialty Chemicals
  AG                                  1            1,437             86,991
Clariant AG--Registered               1            3,015             27,600
Compagnie Financiere
  Richemont AG                                    10,792            174,482
Credit Suisse Group                               22,309            587,144
Givaudan SA--
  Registered                                         188             79,111
Holcim Ltd.                                        3,009            111,181
Logitech International SA
  --Registered                        1              907             34,015
Lonza Group AG--
  Registered                                       1,094             50,074
Nestle SA                                          7,518          1,551,276
Nobel Biocare Holding
  AG                                                 451             29,860
Novartis AG                                       45,003          1,780,784
Roche Holding AG--
  Genusschein                                     13,077          1,025,751
Roche Holding AG
  Bearer                                             586             72,031
Serono SA                                            130             76,394
Societe Generale de
  Surveillance Holding
  SA                                                  95             37,101
Swatch Group (The)
  AG--Registered                                   1,482             26,969
Swatch Group (The) AG
  Class B                                            722             65,428
Swiss Re                                           6,017            333,377
Swisscom AG                                          496            140,977
Syngenta AG                                        2,134            106,972
Synthes-Stratec Inc.                                  94             67,522
UBS AG--Registered                                22,277          1,239,210
Unaxis Holding AG
  Class R                                            230             18,720
Zurich Financial Services
  AG                                  1            2,713            323,465
                                                               ------------
                                                                  8,266,428
                                                               ------------
United Kingdom--26.63%
Aegis Group PLC                                   23,222             30,368
Alliance Unichem PLC                               4,968             40,600
AMEC PLC                                           5,249             22,520
Amersham PLC                                      13,424            100,734
AMVESCAP PLC                                      12,589             86,834
ARM Holdings PLC                      1           21,406             23,667
Associated British Ports
  Holdings PLC                                     7,715             50,542
AstraZeneca PLC                                   32,306          1,295,427
Aviva PLC                                         41,869            290,697
BAA PLC                                           19,822            160,439
BAE Systems PLC                                   57,527            135,273
Balfour Beatty PLC                                 7,911             25,195
Barclays PLC                          2          122,159            907,113
Barratt Developments
  PLC                                              4,556             32,478
BBA Group PLC                                     11,951             41,020
Berkeley Group (The)
  PLC                                              2,351             28,961
BG Group PLC                                      64,800            287,106
BHP Billiton PLC                                  46,962            247,207
BOC Group PLC                                      9,100            116,752
Boots Group PLC                                   15,751            168,555
BP PLC                                           417,632          2,896,176
BPB PLC                                            9,923             50,270
Brambles Industries PLC                           15,117             40,910
British Airways PLC                   1            9,883             24,707
British American Tobacco
  PLC                                             30,699            348,273
British Land Co. PLC                               9,831             77,990
British Sky Broadcasting
  Group PLC                           1           23,198            257,051
BT Group PLC                                     161,510            543,026
Bunzl PLC                                          9,965             69,845
Cable & Wireless PLC                              44,479             82,939
Cadbury Schweppes PLC                             39,062            230,760
Canary Wharf Finance
  PLC                                 1            8,565             36,182
Capita Group PLC                                  13,511             50,387
Carlton Communications
  PLC                                             16,253             40,632
Carnival PLC                                       3,196             97,092
Cattles PLC                                        8,130             43,534
Celltech Group PLC                    1            5,440             30,790
Centrica PLC                                      77,968            226,118
Chubb PLC                                         21,846             27,217
Close Brothers Group
  PLC                                              3,009             32,150
Cobham PLC                                         1,849             35,317
Compass Group PLC                                 42,500            229,154
Daily Mail and General
  Trust PLC Class A                                6,350             59,727
De La Rue PLC                                      4,444             17,343
Diageo PLC                                        58,895            628,791
Dixons Group PLC                                  37,399             81,462
Electrocomponents PLC                              9,172             49,114
EMAP PLC                                           4,683             66,110
EMI Group PLC                                     18,821             37,890
Enterprise Inns PLC                                3,234             43,146
Exel PLC                                           5,770             59,223
FirstGroup PLC                                     7,937             35,363
FKI PLC                                           11,736             15,445
Friends Provident PLC                             30,124             56,420
George Wimpey PLC                                  7,918             38,544
GKN PLC                                           15,495             56,891
GlaxoSmithKline PLC                              112,472          2,269,835
Granada PLC                                       54,675             82,102

June 30, 2003 (Unaudited)

-----------------------------------------------------------------------------
International Index
Master Portfolio
-----------------------------------------------------------------------------
Security                                             Shares             Value
-----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------
GUS PLC                                              18,783      $    210,454
Hammerson PLC                                         5,164            42,223
Hanson PLC                                           13,936            77,671
Hays PLC                                             33,912            53,722
HBOS PLC                                             70,721           915,514
Hilton Group PLC                                     32,034            97,264
HSBC Holdings PLC                                   200,192         2,365,283
IMI PLC                                               7,298            36,128
Imperial Chemical
  Industries PLC                                     26,303            53,278
Imperial Tobacco Group
  PLC                                                13,529           241,778
InterContinental Hotels
  Group PLC                             1            13,822            98,076
International Power PLC                 1            22,347            47,662
Invensys PLC                                         67,972            22,994
J Sainsbury PLC                                      27,304           114,442
Johnson Matthey PLC                                   4,507            65,671
Kelda Group PLC                                       8,716            61,486
Kidde PLC                                            16,008            22,453
Kingfisher PLC                                       48,145           220,265
Land Securities Group
  PLC                                                 8,528           109,976
Legal & General Group
  PLC                                               120,495           167,021
Liberty International PLC                             6,557            67,030
Lloyds TSB Group PLC                                103,475           734,649
LogicaCMG PLC                                        14,704            34,758
Man Group PLC                                         5,155           101,738
Marks & Spencer Group
  PLC                                                42,194           219,845
MFI Furniture Group PLC                              11,511            31,816
Misys PLC                                            10,969            46,518
Mitchells & Butlers PLC                 1            13,822            53,315
National Grid Transco
  PLC                                                57,605           390,684
Next PLC                                              5,395            91,385
Novar PLC                                            12,999            26,277
Pearson PLC                                          15,547           145,207
Peninsular & Oriental
  Steam Navigation Co.
  PLC                                                14,889            57,737
Persimmon PLC                                         5,306            41,765
Provident Financial PLC                               4,961            52,188
Prudential Corp. PLC                                 37,951           229,833
Rank Group PLC                                       12,411            50,995
Reckitt Benckiser PLC                                11,025           202,305
Reed International PLC                               23,713           197,313
Rentokil Initial PLC                                 36,957           115,413
Reuters Group PLC                                    27,483            79,705
Rexam PLC                                             9,165            57,621
Rio Tinto PLC                                        19,568           368,108
RMC Group PLC                                         5,513            42,007
Rolls-Royce Group PLC                                28,381            60,063
Royal Bank of Scotland
  Group PLC                                          51,236         1,437,300
Royal Sun Alliance
  Industries Group PLC                               27,051            61,936
SABMiller PLC                                        16,201           108,474
Safeway PLC                                          19,289            81,962
Sage Group PLC                                       24,222            64,751
Schroders PLC                                         2,680            27,850
Scottish & Newcastle
  PLC                                                14,363            86,865
Scottish & Southern
  Energy PLC                                         15,845           163,155
Scottish Power PLC                                   34,000           204,223
Securicor PLC                                        16,231            19,954
Serco Group PLC                                       9,643            25,460
Severn Trent PLC                                      6,701            75,634
Shell Transport &
  Trading Co. PLC                                   178,799         1,180,181
Signet Group PLC                                     34,494            51,371
Slough Estates PLC                                    8,271            46,643
Smith & Nephew PLC                                   17,657           101,469
Smiths Group PLC                                     10,650           123,546
Stagecoach Group PLC                                 22,950            23,480
Tate & Lyle PLC                                       7,802            44,095
Taylor Woodrow PLC                                   11,498            38,137
Tesco PLC                                           134,386           486,202
3i Group PLC                                         11,750           109,550
TI Automotive Ltd.                    1 3             7,024                --
Tomkins PLC                                          14,962            56,045
Unilever PLC                                         51,560           410,519
United Business Media
  PLC                                                 8,146            40,730
United Utilities PLC                                 10,722           104,211
Vodafone Group PLC                                1,276,771         2,496,633
Whitebread PLC                                        6,083            68,057
William Hill PLC                                      6,385            30,081
Wolseley PLC                                         11,127           123,066
WPP Group PLC                                        21,652           169,713
                                                                 ------------
                                                                   29,742,343
                                                                 ------------
TOTAL COMMON STOCKS
 (Cost: $130,892,848)                                             108,739,183
                                                                 ------------

-----------------------------------------------------------------------------
PREFERRED STOCKS--0.49%
-----------------------------------------------------------------------------
Australia--0.22%
News Corporation Ltd.
  (The)                                              39,713           244,762
                                                                 ------------
                                                                      244,762
                                                                 ------------
Germany--0.23%
Henkel KGaA                                           1,185            73,360
Porsche AG                                              160            67,799
Prosieben Satellite Media
  AG                                                  2,990            19,915
Volkswagen AG                                         2,091            62,695
Wella AG                                                505            36,825
                                                                 ------------
                                                                      260,594
                                                                 ------------
Italy--0.04%
IntesaBci SpA                                        18,548            42,599
                                                                 ------------
                                                                       42,599
                                                                 ------------
TOTAL PREFERRED STOCKS
 (Cost: $625,022)                                                     547,955
                                                                 ------------

-----------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS--1.02%
-----------------------------------------------------------------------------
iShares MSCI EAFE
  Index Fund                            4            10,532         1,140,721
                                                                 ------------
                                                                    1,140,721
                                                                 ------------
TOTAL EXCHANGE-TRADED FUNDS
 (Cost: $1,030,497)                                                 1,140,721
                                                                 ------------

June 30, 2003 (Unaudited)

-----------------------------------------------------------
International Index
Master Portfolio
-----------------------------------------------------------
                                  Shares or
Security                          Principal           Value
-----------------------------------------------------------
SHORT TERM INSTRUMENTS--12.82%
-----------------------------------------------------------
Barclays Global
  Investors Funds
  Institutional Money
  Market Fund,
  Institutional Shares         5  7,998,519    $  7,998,519
Barclays Global
  Investors Funds
  Prime Money
  Market Fund,
  Institutional Shares         5  2,388,365       2,388,365
BlackRock Temp Cash
  Money Market Fund            5    120,443         120,443
Short Term
  Investment Co.--
  Liquid Assets
  Money Market
  Portfolio                    5    626,276         626,276
Short Term
  Investment Co.--
  Prime Money
  Market Portfolio,
  Institutional Shares         5    265,374         265,374
Abbey National Treasury Services PLC, Time Deposit
  1.38%, 07/01/03              5   $159,224         159,224
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04              5    132,667         132,667
  1.17%, 08/15/03              5    199,042         199,042
Canadian Imperial Bank of Commerce,
  Floating Rate Note
  1.07%, 10/30/03              5    106,149         106,149
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04              5    116,759         116,759
  1.31%, 05/24/04              5    265,347         265,347
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04              5    265,334         265,334
Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04              5    132,687         132,687
HBOS Treasury Services PLC, Floating Rate Note
  1.27%, 06/24/04              5    265,374         265,374
Holmes Financing PLC, Floating Rate Bond
  1.14%, 04/15/04              5     53,075          53,075
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04              5    132,680         132,680
  1.22%, 04/13/04              5    132,680         132,680
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04              5    132,660         132,660
  1.08%, 03/29/04              5    132,687         132,687
  1.29%, 05/04/04              5    132,680         132,680
Sigma Finance Inc., Floating Rate Note
  1.13%,, 10/15/03             5    265,361         265,361
White Pine Finance LLC, Floating Rate Note
  1.07%, 04/20/04              5    132,687         132,687
  1.14%, 05/17/04              5    159,224         159,224
                                               ------------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $14,315,294)                             14,315,294
                                               ------------

Security                          Principal           Value
-----------------------------------------------------------
REPURCHASE AGREEMENTS--0.17%
-----------------------------------------------------------
Bank of America NA
  Repurchase Agreement,
  dated 06/30/03, due
  07/01/03, with an
  effective yield of
  1.30%.                       5   $132,687    $    132,687
Merrill Lynch
  Government
  Securities Inc.
  Repurchase Agreement,
  dated 06/30/03, due
  07/01/03, with an
  effective yield of
  1.38%.                       5     53,075          53,075
                                               ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $185,762)                                   185,762
                                               ------------
TOTAL INVESTMENTS IN
SECURITIES--111.86%
 (Cost $147,049,423)                            124,928,915
Other Assets, Less Liabilities--(11.86%)        (13,241,284)
                                               ------------
NET ASSETS--100.00%                            $111,687,631
                                               ============

Notes to the Schedule of Investments:
1 Non-income earning securities.
2 Issuer is an affiliate of the Master Portfolio's investment advisor. See Note
  2.
3 Security valued at fair value in accordance with procedures approved by the
  Board of Trustees. See Note 1.
4 Non-controlled affiliated issuer. See Note 2.
5 All or a portion of this security represents investments of securities lending collateral.


178   The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2003 (Unaudited)

---------------------------------------------------------------------
S&P 500 Index
Master Portfolio
---------------------------------------------------------------------
Security                                  Shares                Value
---------------------------------------------------------------------
COMMON STOCKS--96.41%
---------------------------------------------------------------------
Advertising--0.20%
Interpublic Group of
  Companies Inc.                         119,121       $    1,593,839
Omnicom Group Inc.                        57,658            4,134,079
                                                       --------------
                                                            5,727,918
                                                       --------------
Aerospace/Defense--1.44%
Boeing Co. (The)                         257,180            8,826,418
General Dynamics Corp.                    60,415            4,380,087
Goodrich (B.F.) Co.                       35,903              753,963
Lockheed Martin Corp.                    137,751            6,552,815
Northrop Grumman Corp.                    55,943            4,827,321
Raytheon Co.                             125,564            4,123,522
Rockwell Collins Inc.                     54,585            1,344,429
United Technologies Corp.                143,177           10,141,227
                                                       --------------
                                                           40,949,782
                                                       --------------
Airlines--0.16%
Delta Air Lines Inc.                      37,668              552,966
Southwest Airlines Co.                   238,215            4,097,298
                                                       --------------
                                                            4,650,264
                                                       --------------
Apparel--0.29%
Jones Apparel Group Inc.      1           39,228            1,147,811
Liz Claiborne Inc.                        32,812            1,156,623
Nike Inc. Class B                         80,805            4,322,259
Reebok International Ltd.     1           18,116              609,241
VF Corp.                                  33,123            1,125,188
                                                       --------------
                                                            8,361,122
                                                       --------------
Auto Manufacturers--0.54%
Ford Motor Company                       560,186            6,156,444
General Motors Corp.                     171,480            6,173,280
Navistar International
  Corp.                       1           20,842              680,074
PACCAR Inc.                               35,546            2,401,488
                                                       --------------
                                                           15,411,286
                                                       --------------
Auto Parts & Equipment--0.10%
Cooper Tire & Rubber
  Co.                                     22,440              394,720
Dana Corp.                                45,369              524,466
Delphi Corp.                             171,277            1,478,121
Goodyear Tire &
  Rubber Co. (The)                        53,469              280,712
Visteon Corp.                             39,824              273,591
                                                       --------------
                                                            2,951,610
                                                       --------------
Banks--7.23%
AmSouth Bancorp                          107,533            2,348,521
Bank of America Corp.                    458,317           36,220,793
Bank of New York Co.
  Inc. (The)                             235,841            6,780,429
Bank One Corp.                           349,545           12,996,083
BB&T Corp.                               144,145            4,944,173
Charter One Financial
  Inc.                                    68,798            2,145,122
Comerica Inc.                             53,563            2,490,679
Fifth Third Bancorp                      175,722           10,075,899
First Tennessee
  National Corp.                          38,613            1,695,497
FleetBoston Financial
  Corp.                                  321,648            9,556,162
Golden West Financial
  Corp.                                   46,728            3,738,707
Huntington Bancshares
  Inc.                                    70,082            1,368,001
KeyCorp                                  129,451            3,271,227
Marshall & Ilsley Corp.                   69,309            2,119,469
Mellon Financial Corp.                   131,958            3,661,834
National City Corp.                      187,092            6,119,779
North Fork Bancorp Inc.                   48,011            1,635,255
Northern Trust Corp.                      67,500            2,820,825
PNC Financial
  Services Group                          86,580            4,225,970
Regions Financial Corp.                   67,915            2,294,169
SouthTrust Corp.                         104,179            2,833,669
State Street Corp.                       101,659            4,005,365
SunTrust Banks Inc.                       85,733            5,087,396
Synovus Financial Corp.                   92,832            1,995,888
U.S. Bancorp                             587,241           14,387,404
Union Planters Corp.                      60,698            1,883,459
Wachovia Corp.                           411,585           16,446,937
Washington Mutual Inc.                   284,721           11,758,977
Wells Fargo & Company                    512,506           25,830,302
Zions Bancorporation                      27,629            1,398,304
                                                       --------------
                                                          206,136,295
                                                       --------------
Beverages--2.72%
Anheuser-Busch
  Companies Inc.                         255,299           13,033,014
Brown-Forman Corp.
  Class B                                 18,421            1,448,259
Coca-Cola Co. (The)                      753,625           34,975,736
Coca-Cola Enterprises
  Inc.                                   138,255            2,509,328
Coors (Adolf)
  Company Class B                         11,097              543,531
Pepsi Bottling Group
  Inc.                                    84,011            1,681,900
PepsiCo Inc.                             525,669           23,392,270
                                                       --------------
                                                           77,584,038
                                                       --------------
Biotechnology--1.14%
Amgen Inc.                    1          385,356           25,603,053
Biogen Inc.                   1           45,379            1,724,402
Chiron Corp.                  1           57,091            2,496,019
Genzyme Corp.--
  General Division            1           65,990            2,758,382
                                                       --------------
                                                           32,581,856
                                                       --------------
Building Materials--0.22%
American Standard
  Companies Inc.              1           22,008            1,627,051
Masco Corp.                              145,917            3,480,120
Vulcan Materials Co.                      31,075            1,151,950
                                                       --------------
                                                            6,259,121
                                                       --------------
Chemicals--1.37%
Air Products &
  Chemicals Inc.                          69,498            2,891,117
Ashland Inc.                              20,843              639,463
Dow Chemical Co. (The)                   280,049            8,670,317
Du Pont (E.I.) de
  Nemours and Co.                        304,667           12,686,334
Eastman Chemical Co.                      23,638              748,615
Engelhard Corp.                           38,636              957,014
Great Lakes Chemical
  Corp.                                   15,312              312,365
Hercules Inc.                 1           33,515              331,798
Monsanto Co.                              79,924            1,729,555
PPG Industries Inc.                       51,899            2,633,355
Praxair Inc.                              49,683            2,985,948

June 30, 2003 (Unaudited)

---------------------------------------------------------------------
S&P 500 Index
Master Portfolio
---------------------------------------------------------------------
Security                             Shares                     Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
Rohm & Haas Co.                      67,889            $    2,106,596
Sherwin-Williams Co.
  (The)                              45,019                 1,210,111
Sigma-Aldrich Corp.                  21,732                 1,177,440
                                                       --------------
                                                           39,080,028
                                                       --------------
Commercial Services--1.06%
Apollo Group Inc.
  Class A                     1      53,585                 3,309,410
Block (H & R) Inc.                   54,768                 2,368,716
Cendant Corp.                 1     311,741                 5,711,095
Concord EFS Inc.              1     149,041                 2,193,884
Convergys Corp.               1      45,418                   726,688
Deluxe Corp.                         16,972                   760,346
Donnelley (R.R.) &
  Sons Co.                           34,616                   904,862
Ecolab Inc.                          80,351                 2,056,986
Equifax Inc.                         43,238                 1,124,188
McKesson Corp.                       88,651                 3,168,387
Monster Worldwide Inc.        1      34,149                   673,760
Moody's Corp.                        45,420                 2,394,088
Paychex Inc.                        115,121                 3,374,197
Quintiles
  Transnational Corp.         1      36,106                   512,344
Robert Half
  International Inc.          1      52,196                   988,592
                                                       --------------
                                                           30,267,543
                                                       --------------
Computers--5.48%
Apple Computer Inc.           1     111,789                 2,137,406
Cisco Systems Inc.            1   2,147,336                35,839,038
Computer Sciences
  Corp.                       1      57,249                 2,182,332
Dell Computer Corp.           1     785,781                25,113,561
Electronic Data
  Systems Corp.                     146,300                 3,138,135
EMC Corp.                     1     669,325                 7,007,833
Gateway Inc.                  1      98,834                   360,744
Hewlett-Packard Co.                 933,764                19,889,173
International Business
  Machines Corp.                    528,619                43,611,067
Lexmark International
  Inc.                        1      38,989                 2,759,252
NCR Corp.                     1      29,289                   750,384
Network Appliance Inc.        1     103,803                 1,682,647
Sun Microsystems Inc.         1     987,804                 4,543,898
SunGard Data
  Systems Inc.                1      86,960                 2,253,134
Unisys Corp.                  1     100,177                 1,230,174
Veritas Software Corp.        1     126,855                 3,636,933
                                                       --------------
                                                          156,135,711
                                                       --------------
Cosmetics/Personal Care--2.43%
Alberto-Culver Co.
  Class B                            17,924                   915,916
Avon Products Inc.                   71,882                 4,471,060
Colgate-Palmolive Co.               164,578                 9,537,295
Gillette Co. (The)                  312,483                 9,955,708
International Flavors &
  Fragrances Inc.                    28,796                   919,456
Kimberly-Clark Corp.                155,683                 8,117,312
Procter & Gamble Co.                396,066                35,321,166
                                                       --------------
                                                           69,237,913
                                                       --------------
Distribution/Wholesale--0.28%
Costco Wholesale Corp.        1     139,512                 5,106,139
Genuine Parts Co.                    53,156                 1,701,524
Grainger (W.W.) Inc.                 28,008                 1,309,654
                                                       --------------
                                                            8,117,317
                                                       --------------
Diversified Financial Services--9.05%
American Express Co.                396,832                16,591,546
American International
  Group Inc.                        797,946                44,030,660
Bear Stearns Companies
  Inc. (The)                         30,292                 2,193,747
Capital One Financial
  Corp.                              69,252                 3,405,813
Citigroup Inc.                    1,574,871                67,404,479
Countrywide Financial
  Corp.                              39,943                 2,778,835
Fannie Mae                          299,788                20,217,703
Federated Investors Inc.
  Class B                            33,460                   917,473
Franklin Resources Inc.              77,612                 3,032,301
Freddie Mac                         210,337                10,678,809
Goldman Sachs
  Group Inc. (The)                  143,688                12,033,870
Janus Capital Group
  Inc.                               73,136                 1,199,430
JP Morgan Chase & Co.               621,367                21,238,324
Lehman Brothers
  Holdings Inc.                      74,189                 4,932,085
MBNA Corp.                          390,814                 8,144,564
Merrill Lynch & Co. Inc.            284,582                13,284,288
Morgan Stanley                      332,601                14,218,693
Providian Financial Corp.     1      88,549                   819,964
Schwab (Charles)
  Corp. (The)                       413,017                 4,167,342
SLM Corp.                           138,411                 5,421,559
T. Rowe Price Group Inc.             37,403                 1,411,963
                                                       --------------
                                                          258,123,448
                                                       --------------
Electric--2.58%
AES Corp. (The)               1     187,264                 1,189,126
Allegheny Energy Inc.                38,333                   323,914
Ameren Corp.                         49,296                 2,173,954
American Electric Power
  Co. Inc.                          120,800                 3,603,464
Calpine Corp.                 1     116,439                   768,497
CenterPoint Energy Inc.              93,327                   760,615
Cinergy Corp.                        53,840                 1,980,774
CMS Energy Corp.                     43,904                   355,622
Consolidated Edison Inc.             68,279                 2,955,115
Constellation Energy
  Group Inc.                         50,546                 1,733,728
Dominion Resources Inc.              95,064                 6,109,763
DTE Energy Co.                       51,359                 1,984,512
Duke Energy Corp.                   275,625                 5,498,719
Edison International          1      99,603                 1,636,477
Entergy Corp.                        69,052                 3,644,565
Exelon Corp.                         99,172                 5,931,477
FirstEnergy Corp.                    91,023                 3,499,834
FPL Group Inc.                       56,055                 3,747,277
Mirant Corp.                  1     123,218                   357,332
NiSource Inc.                        80,268                 1,525,092
PG&E Corp.                    1     125,120                 2,646,288
Pinnacle West Capital
  Corp.                              27,887                 1,044,368
PPL Corp.                            51,541                 2,216,263
Progress Energy Inc.                 73,642                 3,232,884


180
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June 30, 2003 (Unaudited)

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Security                                  Shares                Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
Public Service Enterprise
  Group Inc.                              69,077       $    2,918,503
Southern Company                         220,759            6,878,850
TECO Energy Inc.                          53,912              646,405
TXU Corp.                                 98,535            2,212,111
Xcel Energy Inc.                         121,901            1,833,391
                                                       --------------
                                                           73,408,920
                                                       --------------
Electrical Components & Equipment--0.09%
American Power
  Conversion Corp.            1           60,049              936,164
Molex Inc.                                58,568            1,580,750
Power-One Inc.                1           25,176              180,008
                                                       --------------
                                                            2,696,922
                                                       --------------
Electronics--0.57%
Agilent Technologies Inc.     1          144,124            2,817,624
Applera Corp.--
  Applied Biosystems
  Group                                   64,061            1,219,081
Jabil Circuit Inc.            1           60,719            1,341,890
Johnson Controls Inc.                     27,264            2,333,798
Millipore Corp.               1           14,806              656,942
Parker Hannifin Corp.                     36,113            1,516,385
PerkinElmer Inc.                          38,499              531,671
Sanmina-SCI Corp.             1          155,853              983,432
Solectron Corp.               1          253,584              948,404
Symbol Technologies Inc.                  70,457              916,646
Tektronix Inc.                1           26,077              563,263
Thermo Electron Corp.         1           49,610            1,042,802
Thomas & Betts Corp.          1           17,814              257,412
Waters Corp.                  1           38,107            1,110,057
                                                       --------------
                                                           16,239,407
                                                       --------------
Engineering & Construction--0.03%
Fluor Corp.                               24,906              837,838
                                                       --------------
                                                              837,838
                                                       --------------
Entertainment--0.09%
International Game
  Technology Inc.             1           26,117            2,672,553
                                                       --------------
                                                            2,672,553
                                                       --------------
Environmental Control--0.18%
Allied Waste Industries Inc.  1           64,160              644,808
Waste Management Inc.                    181,029            4,360,989
                                                       --------------
                                                            5,005,797
                                                       --------------
Food--1.79%
Albertson's Inc.                         112,357            2,157,254
Archer-Daniels-Midland Co.               197,291            2,539,135
Campbell Soup Co.                        125,543            3,075,803
ConAgra Foods Inc.                       164,242            3,876,111
General Mills Inc.                       113,034            5,358,942
Heinz (H.J.) Co.                         107,469            3,544,328
Hershey Foods Corp.                       40,168            2,798,103
Kellogg Co.                              124,449            4,277,312
Kroger Co.                    1          230,989            3,852,897
McCormick & Co. Inc.                      42,682            1,160,950
Safeway Inc.                  1          134,977            2,761,629
Sara Lee Corp.                           237,891            4,474,730
SUPERVALU Inc.                            40,877              871,498
Sysco Corp.                              198,828            5,972,793
Winn-Dixie Stores Inc.                    42,992              529,232
Wrigley (William Jr.) Co.                 68,831            3,870,367
                                                       --------------
                                                           51,121,084
                                                       --------------
Forest Products & Paper--0.52%
Boise Cascade Corp.                       17,787              425,109
Georgia-Pacific Corp.                     76,521            1,450,073
International Paper Co.                  146,487            5,233,980
Louisiana-Pacific Corp.       1           31,891              345,698
MeadWestvaco Corp.                        61,258            1,513,073
Plum Creek Timber Co. Inc.                56,078            1,455,224
Temple-Inland Inc.                        16,508              708,358
Weyerhaeuser Co.                          66,984            3,617,136
                                                       --------------
                                                           14,748,651
                                                       --------------
Gas--0.16%
KeySpan Corp.                             48,096            1,705,003
Nicor Inc.                                13,438              498,684
Peoples Energy Corp.                      11,003              471,919
Sempra Energy                             63,423            1,809,458
                                                       --------------
                                                            4,485,064
                                                       --------------
Hand/Machine Tools--0.31%
Black & Decker Corp.                      23,805            1,034,327
Emerson Electric Co.                     128,757            6,579,483
Snap-On Inc.                              17,766              515,747
Stanley Works (The)                       26,225              723,810
                                                       --------------
                                                            8,853,367
                                                       --------------
Health Care--4.53%
Aetna Inc.                                46,440            2,795,688
Anthem Inc.                   1           42,332            3,265,914
Bard (C.R.) Inc.                          15,906            1,134,257
Bausch & Lomb Inc.                        16,251              609,412
Baxter International Inc.                182,747            4,751,422
Becton, Dickinson & Co.                   77,894            3,026,182
Biomet Inc.                               79,022            2,264,771
Boston Scientific Corp.       1          125,461            7,665,667
Guidant Corp.                             94,594            4,199,028
HCA Inc.                                 156,593            5,017,240
Health Management
  Associates Inc.
  Class A                                 72,958            1,346,075
Humana Inc.                   1           49,345              745,109
Johnson & Johnson                        908,205           46,954,199
Manor Care Inc.               1           27,645              691,401
Medtronic Inc.                           373,056           17,895,496
Quest Diagnostics Inc.        1           32,206            2,054,743
St. Jude Medical Inc.         1           55,027            3,164,053
Stryker Corp.                             60,719            4,212,077
Tenet Healthcare Corp.        1          142,922            1,665,041
UnitedHealth Group Inc.                  181,342            9,112,436
WellPoint Health
  Networks Inc.               1           44,539            3,754,638
Zimmer Holdings Inc.          1           60,076            2,706,424
                                                       --------------
                                                          129,031,273
                                                       --------------
Home Builders--0.12%
Centex Corp.                              19,030            1,480,344
KB Home                                   14,533              900,755
Pulte Homes Inc.                          18,720            1,154,275
                                                       --------------
                                                            3,535,374
                                                       --------------
Home Furnishings--0.11%
Leggett & Platt Inc.                      59,145            1,212,473
Maytag Corp.                              23,920              584,126
Whirlpool Corp.                           20,968            1,335,662
                                                       --------------
                                                            3,132,261
                                                       --------------


                                                                             181
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June 30, 2003 (Unaudited)

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Security                                   Shares               Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
Household Products/Wares--0.35%
American Greetings
  Corp. Class A               1            20,099      $      394,744
Avery Dennison Corp.                       33,775           1,695,505
Clorox Co.                                 66,370           2,830,681
Fortune Brands Inc.                        44,509           2,323,370
Newell Rubbermaid Inc.                     83,845           2,347,660
Tupperware Corp.                           17,778             255,292
                                                       --------------
                                                            9,847,252
                                                       --------------
Insurance--3.07%
ACE Ltd.                                   80,946           2,775,638
AFLAC Inc.                                157,141           4,832,086
Allstate Corp. (The)                      215,318           7,676,087
Ambac Financial Group
  Inc.                                     32,492           2,152,595
AON Corp.                                  95,459           2,298,653
Chubb Corp.                                56,611           3,396,660
CIGNA Corp.                                42,866           2,012,130
Cincinnati Financial Corp.                 49,146           1,822,825
Hancock (John) Financial
  Services Inc.                            88,371           2,715,641
Hartford Financial
  Services Group Inc.                      85,583           4,309,960
Jefferson-Pilot Corp.                      43,539           1,805,127
Lincoln National Corp.                     54,268           1,933,569
Loews Corp.                                56,690           2,680,870
Marsh & McLennan
  Companies Inc.                          163,846           8,367,615
MBIA Inc.                                  44,067           2,148,266
MetLife Inc.                              232,514           6,584,796
MGIC Investment Corp.                      30,249           1,410,813
Principal Financial
  Group Inc.                              100,096           3,228,096
Progressive Corp. (The)                    66,572           4,866,413
Prudential Financial Inc.                 168,246           5,661,478
SAFECO Corp.                               42,303           1,492,450
St. Paul Companies Inc.                    69,592           2,540,804
Torchmark Corp.                            35,586           1,325,579
Travelers Property
  Casualty Corp.
  Class B                                 307,822           4,854,353
UNUMProvident Corp.                        87,937           1,179,235
XL Capital Ltd. Class A                    41,775           3,467,325
                                                       --------------
                                                           87,539,064
                                                       --------------
Iron/Steel--0.06%
Allegheny Technologies
  Inc.                                     24,504             161,726
Nucor Corp.                                23,929           1,168,932
United States Steel Corp.                  31,489             515,475
                                                       --------------
                                                            1,846,133
                                                       --------------
Leisure Time--0.41%
Brunswick Corp.                            27,575             689,927
Carnival Corp.                            192,264           6,250,503
Harley-Davidson Inc.                       92,485           3,686,452
Sabre Holdings Corp.                       43,788           1,079,374
                                                       --------------
                                                           11,706,256
                                                       --------------
Lodging--0.26%
Harrah's Entertainment
  Inc.                        1            33,620           1,352,869
Hilton Hotels Corp.                       115,183           1,473,191
Marriott International
  Inc. Class A                             71,007           2,728,089
Starwood Hotels & Resorts
  Worldwide Inc.                           61,339           1,753,682
                                                       --------------
                                                            7,307,831
                                                       --------------
Machinery--0.54%
Caterpillar Inc.                          105,356           5,864,115
Cummins Inc.                               12,668             454,655
Deere & Co.                                73,208           3,345,606
Dover Corp.                                61,922           1,855,183
Ingersoll-Rand Co.
  Class A                                  51,795           2,450,939
McDermott
  International Inc.          1            19,820             125,461
Rockwell Automation Inc.                   56,807           1,354,279
                                                       --------------
                                                           15,450,238
                                                       --------------
Manufacturers--4.95%
Cooper Industries Ltd.                     28,539           1,178,661
Crane Co.                                  18,084             409,241
Danaher Corp.                              46,736           3,180,385
Eastman Kodak Co.                          87,741           2,399,716
Eaton Corp.                                22,808           1,792,937
General Electric Co.                    3,057,452          87,687,723
Honeywell International
  Inc.                                    262,411           7,045,735
Illinois Tool Works Inc.                   94,073           6,194,707
ITT Industries Inc.                        28,090           1,838,771
Pall Corp.                                 37,664             847,440
Textron Inc.                               41,402           1,615,506
3M Co.                                    119,556          15,420,334
Tyco International Ltd.                   610,833          11,593,610
                                                       --------------
                                                          141,204,766
                                                       --------------
Media--3.82%
AOL Time Warner Inc.          1         1,375,695          22,134,933
Clear Channel
  Communications Inc.         1           187,851           7,963,004
Comcast Corp. Class A         1           688,068          20,765,892
Dow Jones & Co. Inc.                       24,955           1,073,814
Gannett Co. Inc.                           82,157           6,310,479
Knight Ridder Inc.                         24,978           1,721,734
McGraw-Hill Companies
  Inc. (The)                               58,383           3,619,746
Meredith Corp.                             15,189             668,316
New York Times Co.
  Class A                                  46,187           2,101,509
Tribune Co.                                94,503           4,564,495
Univision
  Communications Inc.
  Class A                     1            70,087           2,130,645
Viacom Inc. Class B           1           537,241          23,455,942
Walt Disney Co. (The)                     625,007          12,343,888
                                                       --------------
                                                          108,854,397
                                                       --------------
Metal Fabricate/Hardware--0.01%
Worthington Industries
  Inc.                                     26,211             351,227
                                                       --------------
                                                              351,227
                                                       --------------
Mining--0.45%
Alcoa Inc.                                258,536           6,592,668
Freeport-McMoRan
  Copper & Gold Inc.                       44,434           1,088,633
Newmont Mining Corp.                      123,008           3,992,840
Phelps Dodge Corp.            1            27,218           1,043,538
                                                       --------------
                                                           12,717,679
                                                       --------------


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June 30, 2003 (Unaudited)

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---------------------------------------------------------------------
Security                             Shares                     Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
Office/Business Equipment--0.19%
Pitney Bowes Inc.                    71,726            $    2,754,996
Xerox Corp.                   1     239,090                 2,531,963
                                                       --------------
                                                            5,286,959
                                                       --------------
Oil & Gas Producers--5.04%
Amerada Hess Corp.                   27,488                 1,351,860
Anadarko Petroleum Corp.             76,292                 3,392,705
Apache Corp.                         49,420                 3,215,265
Burlington Resources Inc.            61,478                 3,324,115
ChevronTexaco Corp.                 326,811                23,595,754
ConocoPhillips                      207,620                11,377,576
Devon Energy Corp.                   70,581                 3,769,025
EOG Resources Inc.                   35,121                 1,469,463
Exxon Mobil Corp.                 2,043,444                73,380,074
Kerr-McGee Corp.                     30,828                 1,381,094
Kinder Morgan Inc.                   37,325                 2,039,811
Marathon Oil Corp.                   94,903                 2,500,694
Nabors Industries Ltd.        1      44,528                 1,761,082
Noble Corp.                   1      40,946                 1,404,448
Occidental Petroleum
  Corp.                             115,990                 3,891,465
Rowan Companies Inc.          1      28,598                   640,595
Sunoco Inc.                          23,419                   883,833
Transocean Inc.               1      97,775                 2,148,117
Unocal Corp.                         78,897                 2,263,555
                                                       --------------
                                                          143,790,531
                                                       --------------
Oil & Gas Services--0.59%
Baker Hughes Inc.                   102,960                 3,456,367
BJ Services Co.               1      48,324                 1,805,385
Halliburton Co.                     133,688                 3,074,824
Schlumberger Ltd.                   178,107                 8,472,550
                                                       --------------
                                                           16,809,126
                                                       --------------
Packaging & Containers--0.13%
Ball Corp.                           17,419                   792,739
Bemis Co.                            16,219                   759,049
Pactiv Corp.                  1      48,725                   960,370
Sealed Air Corp.              1      25,795                 1,229,390
                                                       --------------
                                                            3,741,548
                                                       --------------
Pharmaceuticals--8.32%
Abbott Laboratories                 477,500                20,895,400
Allergan Inc.                        39,827                 3,070,662
AmerisourceBergen Corp.              33,753                 2,340,771
Bristol-Myers Squibb Co.            592,937                16,098,240
Cardinal Health Inc.                136,621                 8,784,730
Forest Laboratories Inc.      1     111,032                 6,079,002
King Pharmaceuticals Inc.     1      73,725                 1,088,181
Lilly (Eli) & Co.                   343,692                23,704,437
MedImmune Inc.                1      77,084                 2,803,545
Merck & Co. Inc.                    685,958                41,534,757
Pfizer Inc.                       2,415,319                82,483,144
Schering-Plough Corp.               449,311                 8,357,185
Watson Pharmaceuticals
  Inc.                        1      32,737                 1,321,593
Wyeth                               406,230                18,503,777
                                                       --------------
                                                          237,065,424
                                                       --------------
Pipelines--0.11%
Dynegy Inc. Class A                 113,732                   477,674
El Paso Corp.                       183,276                 1,480,870
Williams Companies Inc.             158,234                 1,250,049
                                                       --------------
                                                            3,208,593
                                                       --------------
Real Estate Investment Trusts--0.31%
Apartment Investment
  & Management Co.
  Class A                            28,708                   993,297
Equity Office
  Properties Trust                  123,302                 3,330,387
Equity Residential                   83,332                 2,162,465
Simon Property Group
  Inc.                               57,790                 2,255,544
                                                       --------------
                                                            8,741,693
                                                       --------------
Retail--7.18%
AutoNation Inc.               1      86,248                 1,355,819
AutoZone Inc.                 1      27,412                 2,082,490
Bed Bath & Beyond Inc.        1      90,305                 3,504,737
Best Buy Co. Inc.             1      98,555                 4,328,536
Big Lots Inc.                 1      35,635                   535,950
Circuit City Stores Inc.             63,614                   559,803
CVS Corp.                           120,494                 3,377,447
Darden Restaurants Inc.              51,640                   980,127
Dillards Inc. Class A                25,845                   348,132
Dollar General Corp.                101,955                 1,861,698
eBay Inc.                     1      97,118                10,117,753
Family Dollar Stores Inc.            52,597                 2,006,576
Federated Department
  Stores Inc.                        57,385                 2,114,637
Gap Inc. (The)                      272,389                 5,110,018
Home Depot Inc.                     702,973                23,282,466
Kohls Corp.                   1     103,632                 5,324,612
Limited Brands Inc.                 159,860                 2,477,830
Lowe's Companies Inc.               238,541                10,245,336
May Department Stores
  Co. (The)                          88,197                 1,963,265
McDonald's Corp.                    389,177                 8,585,245
Nordstrom Inc.                       41,495                   809,982
Office Depot Inc.             1      94,427                 1,370,136
Penney (J.C.) Co. Inc.
  (Holding Co.)                      82,228                 1,385,542
RadioShack Corp.                     51,537                 1,355,938
Sears, Roebuck and Co.               94,046                 3,163,707
Staples Inc.                  1     148,902                 2,732,352
Starbucks Corp.               1     119,425                 2,928,301
Target Corp.                        278,589                10,541,808
Tiffany & Co.                        44,412                 1,451,384
TJX Companies Inc.                  156,322                 2,945,106
Toys R Us Inc.                1      65,090                   788,891
Walgreen Co.                        313,507                 9,436,561
Wal-Mart Stores Inc.              1,339,656                71,899,338
Wendy's International Inc.           34,804                 1,008,272
Yum! Brands Inc.              1      89,575                 2,647,837
                                                       --------------
                                                          204,627,632
                                                       --------------
Semiconductors--3.15%
Advanced Micro Devices
  Inc.                        1     105,623                   677,043
Altera Corp.                  1     117,071                 1,919,964
Analog Devices Inc.           1     111,726                 3,890,299
Applied Materials Inc.        1     506,961                 8,040,401
Applied Micro Circuits
  Corp.                       1      92,844                   561,706
Broadcom Corp.
  Class A                     1      85,644                 2,133,392
Intel Corp.                       1,999,021                41,547,652
KLA-Tencor Corp.              1      58,197                 2,705,579
Linear Technology Corp.              95,716                 3,083,012
LSI Logic Corp.               1     114,644                   811,680
Maxim Integrated
  Products Inc.                      99,292                 3,394,793


                                                                             183
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June 30, 2003 (Unaudited)

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S&P 500 Index
Master Portfolio
---------------------------------------------------------------------
Security                             Shares                     Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
Micron Technology
  Inc.                        1     186,110            $    2,164,459
National Semiconductor
  Corp.                       1      55,765                 1,099,686
Novellus Systems Inc.         1      45,831                 1,678,377
NVIDIA Corp.                  1      48,617                 1,118,677
PMC-Sierra Inc.               1      51,603                   605,303
QLogic Corp.                  1      28,713                 1,387,699
Teradyne Inc.                 1      56,517                   978,309
Texas Instruments Inc.              528,964                 9,309,766
Xilinx Inc.                   1     103,178                 2,611,435
                                                       --------------
                                                           89,719,232
                                                       --------------
Software--5.30%
Adobe Systems Inc.                   70,893                 2,273,539
Autodesk Inc.                        34,262                   553,674
Automatic Data
  Processing Inc.                   183,030                 6,197,396
BMC Software Inc.             1      71,398                 1,165,929
Citrix Systems Inc.           1      50,701                 1,032,272
Computer Associates
  International Inc.                176,798                 3,939,059
Compuware Corp.               1     115,478                   666,308
Electronic Arts Inc.          1      44,530                 3,294,775
First Data Corp.                    228,881                 9,484,829
Fiserv Inc.                   1      59,072                 2,103,554
IMS Health Inc.                      74,512                 1,340,471
Intuit Inc.                   1      62,843                 2,798,399
Mercury Interactive
  Corp.                       1      26,090                 1,007,335
Microsoft Corp.                   3,284,408                84,113,689
Novell Inc.                   1     112,371                   346,103
Oracle Corp.                  1   1,604,156                19,281,955
Parametric Technology
  Corp.                       1      80,582                   245,775
PeopleSoft Inc.               1      96,786                 1,702,466
Siebel Systems Inc.           1     149,663                 1,427,785
Symantec Corp.                1      45,164                 1,980,893
Yahoo! Inc.                   1     184,503                 6,044,318
                                                       --------------
                                                          151,000,524
                                                       --------------
Telecommunication Equipment--0.86%
ADC Telecommunications
  Inc.                        1     244,884                   570,090
Andrew Corp.                  1      29,996                   275,963
Avaya Inc.                    1     116,495                   752,558
CIENA Corp.                   1     143,902                   746,851
Comverse Technology
  Inc.                        1      57,503                   864,270
JDS Uniphase Corp.            1     437,232                 1,534,684
Lucent Technologies
  Inc.                        1   1,265,077                 2,568,106
Motorola Inc.                       708,304                 6,679,307
QUALCOMM Inc.                       241,465                 8,632,374
Scientific-Atlanta Inc.              45,695                 1,089,369
Tellabs Inc.                  1     126,198                   829,121
                                                       --------------
                                                           24,542,693
                                                       --------------
Telecommunications--1.89%
AT&T Wireless Services
  Inc.                        1     829,479                 6,810,023
Citizens Communications
  Co.                         1      86,627                 1,116,622
Corning Inc.                  1     387,106                 2,860,713
Nextel Communications
  Inc. Class A                1     314,443                 5,685,129
Qwest Communications
  International Inc.          1     518,419                 2,478,043
Sprint Corp. (PCS Group)      1     312,903                 1,799,192
Verizon Communications
  Inc.                              841,332                33,190,547
                                                       --------------
                                                           53,940,269
                                                       --------------
Telephone--1.95%
Alltel Corp.                         95,202                 4,590,640
AT&T Corp.                          240,476                 4,629,163
BellSouth Corp.                     565,095                15,048,480
CenturyTel Inc.                      43,751                 1,524,722
SBC Communications
  Inc.                            1,016,351                25,967,768
Sprint Corp. (FON Group)            274,967                 3,959,525
                                                       --------------
                                                           55,720,298
                                                       --------------
Textiles--0.07%
Cintas Corp.                         52,119                 1,847,097
                                                       --------------
                                                            1,847,097
                                                       --------------
Tobacco--1.08%
Altria Group Inc.                   619,507                28,150,398
R.J. Reynolds Tobacco
  Holdings Inc.                      25,871                   962,660
UST Inc.                             51,124                 1,790,874
                                                       --------------
                                                           30,903,932
                                                       --------------
Toys/Games/Hobbies--0.12%
Hasbro Inc.                          53,038                   927,635
Mattel Inc.                         134,459                 2,543,964
                                                       --------------
                                                            3,471,599
                                                       --------------
Transportation--1.39%
Burlington Northern
  Santa Fe Corp.                    114,098                 3,244,947
CSX Corp.                            65,329                 1,965,750
FedEx Corp.                          91,251                 5,660,300
Norfolk Southern Corp.              119,193                 2,288,506
Union Pacific Corp.                  77,708                 4,508,618
United Parcel Service
  Inc. Class B                      344,231                21,927,515
                                                       --------------
                                                           39,595,636
                                                       --------------
Trucking & Leasing--0.02%
Ryder System Inc.                    19,154                   490,725
                                                       --------------
                                                              490,725
                                                       --------------
TOTAL COMMON STOCKS
 (Cost: $2,840,355,304)                                 2,748,672,117
                                                       --------------

June 30, 2003 (Unaudited)

----------------------------------------------------------------
S&P 500 Index
Master Portfolio
----------------------------------------------------------------
                                     Shares or
Security                             Principal             Value
----------------------------------------------------------------
SHORT TERM INSTRUMENTS--8.41%
----------------------------------------------------------------
Barclays Global
  Investors Funds
  Institutional Money
  Market Fund,
  Institutional Shares          2  166,375,722    $  166,375,722
Barclays Global
  Investors Funds
  Prime Money
  Market Fund,
  Institutional Shares          2   24,246,059        24,246,059
BlackRock Temp Cash
  Money Market Fund             2    1,222,710         1,222,710
Short Term
  Investment Co.--
  Liquid Assets
  Money Market
  Portfolio                     2    6,357,794         6,357,794
Short Term
  Investment Co.--
  Prime Money
  Market Portfolio,
  Institutional Shares          2    2,694,007         2,694,007
Abbey National Treasury Services PLC, Time Deposit
  1.38%, 07/01/03               2   $1,616,404         1,616,404
Beta Finance Inc., Floating Rate Note
  1.06%, 05/20/04               2    1,346,801         1,346,801
  1.17%, 08/15/03               2    2,020,618         2,020,618
Canadian Imperial Bank of Commerce,
  Floating Rate Note
  1.07%, 10/30/03               2    1,077,602         1,077,602
CC USA Inc., Floating Rate Note
  1.10%, 04/19/04               2    1,185,304         1,185,304
  1.31%, 05/24/04               2    2,693,737         2,693,737
Dorada Finance Inc., Floating Rate Note
  1.06%, 05/20/04               2    2,693,602         2,693,602
Five Finance Inc., Floating Rate Note
  1.15%, 04/15/04               2    1,347,003         1,347,003
HBOS Treasury Services PLC, Floating Rate Note
  1.27%, 06/24/04               2    2,694,007         2,694,007
Holmes Financing PLC, Floating Rate Bond
  1.14%, 04/15/04               2      538,801           538,801
K2 USA LLC, Floating Rate Note
  1.15%, 05/17/04               2    1,346,936         1,346,936
  1.22%, 04/13/04               2    1,346,936         1,346,936
Links Finance LLC, Floating Rate Note
  0.98%, 06/28/04               2    1,346,734         1,346,734
  1.08%, 03/29/04               2    1,347,003         1,347,003
  1.29%, 05/04/04               2    1,346,936         1,346,936
Sigma Finance Inc., Floating Rate Note
  1.13%, 10/15/03               2    2,693,872         2,693,872
U.S. Treasury Bill
  0.85%, 09/25/03             3 4    9,450,000         9,430,627
White Pine Finance LLC, Floating Rate Note
  1.07%, 04/20/04               2    1,347,003         1,347,003
  1.14%, 05/17/04               2    1,616,404         1,616,404
                                                  --------------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $239,934,156)                                239,932,622
                                                  --------------

Security                           Principal              Value
---------------------------------------------------------------
REPURCHASE AGREEMENTS--0.07%
---------------------------------------------------------------
Bank of America NA
  Repurchase Agreement,
  dated 06/30/03, due
  07/01/03, with an
  effective yield of
  1.30%.                      2   $1,347,003     $    1,347,003
Merrill Lynch
  Government
  Securities Inc.
  Repurchase Agreement,
  dated 06/30/03, due
  07/01/03, with an
  effective yield of
  1.38%.                      2      538,801            538,801
                                                 --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost: $1,885,804)                                   1,885,804
                                                 --------------
TOTAL INVESTMENTS IN
SECURITIES--104.89%
 (Cost $3,082,175,264)                            2,990,490,543
Other Assets, Less Liabilities--(4.89%)            (139,522,597)
                                                 --------------
NET ASSETS--100.00%                              $2,850,967,946
                                                 ==============

Notes to the Schedule of Investments:
1 Non-income earning securities.
2 All or a portion of this security represents investments of securities lending collateral.
3 Yield to Maturity.
4 This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.


The accompanying notes are an integral part of these financial statements.   185

Schedule of Investments
June 30, 2003 (Unaudited)

--------------------------------------------
U.S. Equity Index
Master Portfolio                       Value
--------------------------------------------
MASTER PORTFOLIOS--100.00%
--------------------------------------------
Extended Index Master
  Portfolio                     $ 94,317,780
S&P 500 Index Master
  Portfolio                      350,247,667
                                ------------
TOTAL MASTER PORTFOLIOS          444,565,447
                                ------------
TOTAL INVESTMENTS--100.00%       444,565,447
Other Assets Less
Liabilities--0.00%                   (14,118)
                                ------------
NET ASSETS--100.00%             $444,551,329
                                ============


186   The accompanying notes are an integral part of these financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

        Vantagepoint securities are distributed by ICMA-RC Services LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC.

                                    [Graphic]
                               The Vantagepoint(R)
                                             funds

                          777 North Capitol Street, NE
                            Washington, DC 20002-4240
                            Toll-Free 1-800-669-7400
               Para asistencia en Espanol llame al 1-800-669-8216
                                 www.icmarc.org
                              SAR000-001-200306-188

Item 2  (Code of Ethics):  Not applicable to this semi-annual report filing.

Item 3 (Audit Committee Financial Expert): Not applicable to this semi-annual report filing.

Item 4 (Principal Accountant Fees and Services): Not applicable to this semi-annual report filing.

Item 5  (Audit Committee of Listed Registrants):  Not applicable to this filing.

Item 6  (Reserved)

Item 7 (Disclosure of Proxy Voting Policies & Procedures for Closed-end Management Investment Companies): Not applicable to this filing.

Item 8  (Reserved)

Item 9  (Controls and Procedures):

        Sub-item 9a (Disclosure Controls and Procedures). The Principal Executive and Principal Financial Officers have concluded that the registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

        Sub-item 9b (Internal Controls). There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 (Exhibits):

        Sub-item 10a - Not applicable to this semi-annual report filing.

        Sub-item 10b - Certification Exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  The Vantagepoint Funds

                  By:      /s/ Joan McCallen
                       ---------------------------------------------------------
                           Joan McCallen, Principal Executive Officer

                  Date     September 3, 2003
                       ----------------------------------

                               Form N-CSR(3 of 3)
                               ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By:      /s/ Joan McCallen
                       ------------------------------------------------------
                           Joan McCallen, Principal Executive Officer

                  Date     September 3, 2003
                       -----------------------------

                  By:      /s/ John Bennett
                       -------------------------------------------------
                           John Bennett, Principal Financial Officer

                  Date     September 3, 2003
                       -----------------------------------